UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23161
Nushares ETF Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Diana R. Gonzalez
Vice President and Secretary
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917-7700
Date of fiscal year end: July 31
Date of reporting period: July 31, 2026

Item 1.	Reports to Stockholders.

Annual Shareholder Report July 31, 2026

Nuveen AA‑BBB CLO ETF
NCLO/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen AA‑BBB CLO ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen AA‑BBB CLO ETF	$27	0.26%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen AA‑BBB CLO ETF returned 5.61% for Common Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund performed in line with the JP Morgan CLO A Index, which returned 5.72%.

Top contributors to relative performance

•
Security selection within A‑rated and BBB‑rated collateralized loan obligation (CLO) tranches.

•
Active management and tactical rotation, including an emphasis on more liquid CLO debt.

•
Manager selection within top‑tier CLO managers, with an emphasis on higher-quality underlying loan portfolios.

Top detractors from relative performance

•
Exposure to AA‑rated CLO tranches.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 10, 2024 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	Since Inception (12/10/24)

NAV	5.61%	5.85%

Bloomberg U.S. Aggregate Bond Index	2.71%	2.86%

JP Morgan CLO A Index	5.72%	6.05%

S&P UBS Leveraged Loan Index	4.27%	5.12%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257-8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$152,169,995

Total number of portfolio holdings	106

Portfolio turnover (%)	94%

Total management fees paid for the year	$331,226

What did the Fund invest in? (as of July 31, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P730_AR_0726 5824316

3

Annual Shareholder Report July 31, 2026

Nuveen Core Plus Bond ETF
NCPB/NASDAQ Stock Market LLC

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Core Plus Bond ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Core Plus Bond ETF	$32	0.31%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Core Plus Bond ETF returned 3.70% for Common Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 2.71%.

Top contributors to relative performance

•
Overweight allocation and security selection in the corporate bond sector, led by out‑of‑index exposure to high-yield bonds, preferred securities, leveraged loans and emerging markets (EM) corporate bonds.

•
Overweight allocations and security selection in securitized sectors, including mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

•
Underweight allocation to U.S. Treasury bonds.

Top detractors from relative performance

•
Small cash allocation.

•
Security selection in EM sovereign bonds.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 5, 2024 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	Since Inception (3/5/24)

NAV	3.70%	4.41%

Bloomberg U.S. Aggregate Bond Index	2.71%	3.63%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257-8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$55,288,704

Total number of portfolio holdings	475

Portfolio turnover (%)	66%

Total management fees paid for the year	$171,067

What did the Fund invest in? (as of July 31, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P763_AR_0726 5824324

3

Annual Shareholder Report July 31, 2026

Nuveen Enhanced Yield U.S. Aggregate Bond ETF
NUAG/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Enhanced Yield U.S. Aggregate Bond ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/ prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Enhanced Yield U.S. Aggregate Bond ETF	$18	0.18%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)’s total return at net asset value (NAV) was 2.98% for the 12 months ended July 31, 2026. The Fund’s custom index, the ICE BofA Enhanced Yield U.S. Broad Bond Index, returned 3.17%. The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process. The representative sampling process utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

During the reporting period, the Fund’s custom index outperformed the Fund’s base index, the ICE BofA U.S. Broad Market Index, which returned 2.72%.

The top contributors to the custom index’s relative performance were an overweight to corporates and an underweight to U.S. treasury bonds.

There were no material detractors from the custom index’s relative performance during the reporting period.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 14, 2016 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/14/16)

NAV	2.98%	(0.10)%	1.61%

ICE BofA U.S. Broad Market Index	2.72%	(0.40)%	1.45%

ICE BofA Enhanced Yield U.S. Broad Bond Index	3.17%	0.18%	1.94%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/ exchange-traded-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$96,407,847

Total number of portfolio holdings	1,303

Portfolio turnover (%)	60%

Total management fees paid for the year	$126,955

What did the Fund invest in? (as of July 31, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below‑investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
Portfolio manager update(s): Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
Management fees: Effective May 1, 2026, the Fund’s contractual management fee was reduced to 0.15% from 0.18%.
Sub‑Adviser merger: At the close of business on July 31, 2026, Teachers Advisors, LLC merged into Nuveen Asset Management, LLC (“Nuveen Asset Management”). In connection with this merger, effective August 1, 2026 Nuveen Asset Management became the sub‑adviser to the Funds. Nuveen Fund Advisors and Nuveen Asset Management are each wholly owned subsidiaries of Nuveen, LLC and, ultimately, Teachers Insurance and Annuity Association of America.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P102_AR_0726 5824327

3

Annual Shareholder Report July 31, 2026

Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF
NUSA/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF	$15	0.15%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF (NUSA)‘s total return at net asset value (NAV) was 2.87% for the 12 months ended July 31, 2026. The Fund’s custom index, the Bloomberg MSCI 1‑5 Year U.S. Aggregate ESG Select Index, returned 3.04%. The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process. The representative sampling process utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

During the reporting period, the Fund’s custom index performed in line with the Fund’s base index, the Bloomberg 1‑5 Year U.S. Aggregate Bond Index, which returned 3.17%.

Performance drivers between the Fund’s custom index and base index during the reporting period:

•
The top contributor to the custom index’s relative performance was security selection within corporates.

•
The top detractor to the custom index’s relative performance was security selection within MBS.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 31, 2017 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (3/31/17)

NAV	2.87%	1.48%	2.18%

Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40)%	1.70%

Bloomberg 1‑5 Year U.S. Aggregate Bond Index	3.17%	1.66%	2.10%

NUSA Custom Index*	3.04%	1.62%	2.38%

*
The NUSA Custom Index is defined as the linked returns between the Bloomberg MSCI 1‑5 Year U.S. Aggregate ESG Select index (effective July 1, 2023) and the ICE BofA Enhanced Yield 1‑5 Year U.S. Broad Bond Index (through market close on June 30, 2023).

Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$34,552,030

Total number of portfolio holdings	330

Portfolio turnover (%)	44%

Total management fees paid for the year	$50,427

What did the Fund invest in? (as of July 31, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
Portfolio manager update(s): Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
Management fees: Effective May 1, 2026, the Fund’s contractual management fee was reduced to 0.14% from 0.15%.
Sub‑Adviser merger: At the close of business on July 31, 2026, Teachers Advisors, LLC merged into Nuveen Asset Management, LLC (“Nuveen Asset Management”). In connection with this merger, effective August 1, 2026 Nuveen Asset Management became the sub‑adviser to the Funds. Nuveen Fund Advisors and Nuveen Asset Management are each wholly owned subsidiaries of Nuveen, LLC and, ultimately, Teachers Insurance and Annuity Association of America.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P110_AR_0726 5824337

3

Annual Shareholder Report July 31, 2026

Nuveen ESG High Yield Corporate Bond ETF
NUHY/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG High Yield Corporate Bond ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG High Yield Corporate Bond ETF	$32	0.31%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen ESG High Yield Corporate Bond ETF (NUHY)‘s total return at net asset value (NAV) was 5.04% for the 12 months ended July 31, 2026. The Fund’s custom index, the Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index, returned 5.53%.

The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process. The representative sampling process utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

During the reporting period, the Fund’s custom index performed in line with the Fund’s base index, the Bloomberg U.S. High Yield Very Liquid Index, which returned 5.41%.

Performance drivers between the Fund’s custom index and base index during the reporting period:

•
The top contributor to the custom index’s relative performance was security selection within the industrial sector.

•
The top detractor to the custom index’s relative performance was security selection within the financial institutions sector.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 25, 2019 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/25/19)

NAV	5.04%	3.35%	3.62%

Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40)%	0.77%

Bloomberg U.S. High Yield Very Liquid Index	5.41%	3.87%	4.54%

Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index	5.53%	3.71%	3.99%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$110,701,288

Total number of portfolio holdings	382

Portfolio turnover (%)	81%

Total management fees paid for the year	$322,035

What did the Fund invest in? (as of July 31, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
Portfolio manager update(s): Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
Sub‑Adviser merger: At the close of business on July 31, 2026, Teachers Advisors, LLC merged into Nuveen Asset Management, LLC (“Nuveen Asset Management”). In connection with this merger, effective August 1, 2026 Nuveen Asset Management became the sub‑adviser to the Funds. Nuveen Fund Advisors and Nuveen Asset Management are each wholly owned subsidiaries of Nuveen, LLC and, ultimately, Teachers Insurance and Annuity Association of America.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P854_AR_0726 5824345

3

Annual Shareholder Report July 31, 2026

Nuveen ESG U.S. Aggregate Bond ETF
NUBD/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG U.S. Aggregate Bond ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG U.S. Aggregate Bond ETF	$15	0.15%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen ESG U.S. Aggregate Bond ETF (NUBD)‘s total return at net asset value (NAV) was 2.53% for the 12 months ended July 31, 2026. The Fund’s custom index, the Bloomberg MSCI U.S. Aggregate ESG Select Index, returned 2.70%.

The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process. The representative sampling process utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

During the reporting period, the Fund’s custom index performed in line with the Fund’s base index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.71%.

Sector allocations and performance were consistent in both the custom index and base index, and there were no material contributors or detractors between the custom index and base index over the reporting period.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 29, 2017 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/29/17)

NAV	2.53%	(0.53)%	1.33%

Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40)%	1.54%

Bloomberg MSCI U.S. Aggregate ESG Select Index	2.70%	(0.37)%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$463,183,920

Total number of portfolio holdings	2,384

Portfolio turnover (%)	15%

Total management fees paid for the year	$644,632

What did the Fund invest in? (as of July 31, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
Portfolio manager update(s): Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
Management fees: Effective May 1, 2026, the Fund’s contractual management fee was reduced to 0.12% from 0.15%.
Sub‑Adviser merger: At the close of business on July 31, 2026, Teachers Advisors, LLC merged into Nuveen Asset Management, LLC (“Nuveen Asset Management”). In connection with this merger, effective August 1, 2026 Nuveen Asset Management became the sub‑adviser to the Funds. Nuveen Fund Advisors and Nuveen Asset Management are each wholly owned subsidiaries of Nuveen, LLC and, ultimately, Teachers Insurance and Annuity Association of America.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P870_AR_0726 5824356

3

Annual Shareholder Report July 31, 2026

Nuveen High Yield Corporate Bond ETF
NHYB/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen High Yield Corporate Bond ETF for the period of September 23, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen High Yield Corporate Bond ETF	$9	0.09%

*	Annualized for period less than one year.

How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen High Yield Corporate Bond ETF’s total return at net asset value (NAV) was 3.03% for the abbreviated annual reporting period from the Fund’s inception on September 23, 2025, through July 31, 2026. The Fund’s index, the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, returned 3.17%.

The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 23, 2025 through July 31, 2026) Initial Investment of $10,000

Cumulative Total Returns

Since Inception (9/23/25)

NAV	3.03%

Bloomberg U.S. Aggregate Bond Index	0.28%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	3.17%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$1,721,948,412

Total number of portfolio holdings	1,677

Portfolio turnover (%)	33%

Total management fees paid for the year	$951,743

What did the Fund invest in? (as of July 31, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
Portfolio manager update(s): Effective January 23, 2026, Rui (Vivian) Liu, CFA was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P680_AR_0726 5824370

3

Annual Shareholder Report July 31, 2026

Nuveen Preferred and Income ETF
NPFI/NASDAQ Stock Market LLC

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Preferred and Income ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Preferred and Income ETF	$58	0.56%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Preferred and Income ETF returned 5.61% for Common Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund performed in line with the NPFI Blended Benchmark, which returned 5.84%. The NPFI Blended Benchmark consists of: 1) 60% ICE U.S. Institutional Capital Securities Index (IIPS), 2) 40% ICE USD Contingent Capital Index (CDLR).

Top contributors to relative performance

•
Security selection in the banking and energy industries.

Top detractors from relative performance

•
Underweight to the contingent capital securities (CoCos) segment.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 5, 2024 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	Since Inception (3/5/24)

NAV	5.61%	7.57%

Bloomberg U.S. Aggregate Bond Index	2.71%	3.63%

ICE US Institutional Capital Securities Index	5.44%	7.52%

NPFI Blended Benchmark	5.84%	8.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$174,031,005

Total number of portfolio holdings	163

Portfolio turnover (%)	13%

Total management fees paid for the year	$647,263

What did the Fund invest in? (as of July 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information

67092P771_AR_0726 5824529

3

Annual Shareholder Report July 31, 2026

Nuveen Securitized Income ETF
NSCI/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Securitized Income ETF for the period of September 23, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Securitized Income ETF	$40	0.39%

*	Annualized for period less than one year.

How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen Securitized Income ETF returned 4.32% for Common Shares at net asset value (NAV) for the abbreviated annual reporting period from the Fund’s inception on September 23, 2025, through July 31, 2026. The Fund outperformed the Bloomberg U.S. Securitized Index, which returned 1.14%.

Top contributors to relative performance

•
Security selection and an overweight to commercial mortgage-backed securities and asset-backed securities.

•
Yield curve positioning.

Top detractors from relative performance

•
Transaction costs as the ETF scaled following launch.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 23, 2025 through July 31, 2026) Initial Investment of $10,000

Cumulative Total Returns

Since Inception (9/23/25)

NAV	4.32%

Bloomberg U.S. Aggregate Bond Index	0.28%

Bloomberg U.S. Securitized Bond Index	1.14%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$207,239,714

Total number of portfolio holdings	222

Portfolio turnover (%)	73%

Total management fees paid for the year	$389,973

What did the Fund invest in? (as of July 31, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P, Fitch. DBRS or KBRA. Ratings provided by S&P, Moody’s and Fitch are used where available, while DBRS and KBRA are used to supplement if no other ratings are available. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. If ratings are provided only by DBRS and KBRA, the lower of the two ratings is used AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by these rating agencies and, where applicable, include net derivative positions.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P698_AR_0726 5824540

3

Annual Shareholder Report July 31, 2026

Nuveen Ultra Short Income ETF
NUSB/NASDAQ Stock Market LLC

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Ultra Short Income ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Ultra Short Income ETF	$18	0.18%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Ultra Short Income ETF returned 4.18% for Common Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund outperformed the ICE BofA U.S. 3‑Month Treasury Bill Index, which returned 3.82%.

Top contributors to relative performance

•
Out‑of‑benchmark allocation to investment-grade corporate bonds.

•
Out‑of‑benchmark allocations to securitized sectors, including commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

•
Out‑of‑benchmark allocation to commercial paper.

Top detractors from relative performance

•
Yield curve positioning, primarily an overweight to two‑year maturity bonds.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 5, 2024 through July 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (3/5/24)

NAV	4.18%	4.73%

Bloomberg U.S. Aggregate Bond Index	2.71%	3.63%

ICE BofA U.S. 3‑Month Treasury Bill Index	3.82%	4.40%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of July 31, 2026)

Fund net assets	$156,610,096

Total number of portfolio holdings	142

Portfolio turnover (%)	26%

Total management fees paid for the year	$265,930

What did the Fund invest in? (as of July 31, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P755_AR_0726 5824550

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

Nushares ETF Trust

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
July 31, 2026	$237,795	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

July 31, 2025	$194,104	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
July 31, 2026	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

July 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
July 31, 2026	$0	$0	$10,376,215	$10,376,215
July 31, 2025	$0	$0	$11,045,250	$11,045,250

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Exchange Act”). The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Joseph A. Boateng, Amy B. R. Lancellotta, John K. Nelson, Chair, Loren M. Starr, Terence J. Toth, Matthew Thornton III and Margaret L. Wolff.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nushares ETF Trust and Shareholders of Nuveen AA-BBB CLO ETF, Nuveen Core Plus Bond
ETF, Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG
High Yield Corporate Bond ETF, Nuveen ESG U.S. Aggregate Bond ETF, Nuveen High Yield Corporate Bond ETF,
Nuveen Preferred and Income ETF, Nuveen Securitized Income ETF and Nuveen Ultra Short Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (ten of the funds constituting Nushares ETF Trust, hereafter collectively referred to as the "Funds") as of July 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Nuveen AA-BBB CLO ETF (1)
Nuveen Core Plus Bond ETF (2)
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (2)
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (2)
Nuveen ESG High Yield Corporate Bond ETF (2)
Nuveen ESG U.S. Aggregate Bond ETF (2)
Nuveen High Yield Corporate Bond ETF (3)
Nuveen Preferred and Income ETF (2)
Nuveen Securitized Income ETF (3)
Nuveen Ultra Short Income ETF (2)
(1) Statement of operations for the year ended July 31, 2026, statement of changes in net assets and the financial highlights for the year ended July 31, 2026 and the period December 10, 2024 (commencement of operations)
through July 31, 2025
(2) Statement of operations for the year ended July 31, 2026, statement of changes in net assets and the financial highlights for the years ended July 31, 2026 and 2025
(3) Statement of operations and statement of changes in net assets and the financial highlights for the period
September 23, 2025 (commencement of operations) through July 31, 2026
The financial statements of Nuveen Core Plus Bond ETF, Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen
ESG 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG High Yield Corporate Bond ETF, Nuveen ESG U.S. Aggregate
Bond ETF, Nuveen Preferred and Income ETF and Nuveen Ultra Short Income ETF as of and for the year ended July
31, 2024 and the financial highlights for each of the periods ended on or prior to July 31, 2024 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated September 27, 2024 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Report of Independent Registered Public Accounting Firm
(continued)

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
September 25, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments July 31, 2026
NCLO
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.3%
SECURITIZED - 99.3%
$ 1,500,000 (a),(b) AGL CLO 42 Ltd (TSFR3M + 1.800%) 5 .533% 07/22/38 $ 1,503,642
3,000,000 (a),(b) AIMCO CLO (TSFR3M + 2.850%) 6 .600 10/17/37 3,004,731
4,000,000 (a),(b) AIMCO CLO (TSFR3M + 1.800%) 5 .550 10/17/38 4,017,004
1,600,000 (a) AIMCO CLO 18 Ltd (TSFR3M + 1.900%), Reg S 5 .629 07/20/37 1,600,080
1,250,000 (a) AIMCO CLO 18 Ltd (TSFR3M + 2.850%), Reg S 7 .175 07/20/37 1,250,062
1,500,000 (a),(b),(c) AIMCO CLO 18 Ltd (TSFR3M + 1.700%) 0 .000 07/20/39 1,501,125
550,000 (a),(b) Allegro CLO XII Ltd (TSFR3M + 3.500%) 7 .234 07/21/37 547,833
2,500,000 (a),(b) Anchorage Capital Clo 20 Ltd (TSFR3M + 1.950%) 5 .679 01/20/35 2,502,055
2,000,000 (a),(b) Apidos CLO LI Ltd (TSFR3M + 1.750%) 5 .418 01/20/38 2,004,308
1,800,000 (a),(b) Apidos CLO Ltd (TSFR3M + 1.800%) 5 .529 10/20/38 1,805,830
500,000 (a),(b) ARES LX CLO LTD (TSFR3M + 2.850%) 6 .579 07/18/34 497,992
2,000,000 (a),(b) Ares LXXII CLO Ltd (TSFR3M + 1.700%) 5 .453 07/15/36 2,001,128
3,000,000 (a),(b) Ares LXXV CLO Ltd (TSFR3M + 1.850%) 6 .090 01/15/37 3,005,934
2,000,000 (a),(b) ARES XLIV CLO Ltd (TSFR3M + 1.500%) 5 .253 04/15/34 2,001,774
2,000,000 (a),(b) Ares XXXIV CLO Ltd (TSFR3M + 2.900%) 6 .650 07/17/38 1,998,578
2,100,000 (a),(b) Ballyrock CLO 14 Ltd (TSFR3M + 3.000%) 6 .729 07/20/37 2,100,105
500,000 (a),(b) Ballyrock CLO 21 Ltd (TSFR3M + 6.000%) 9 .668 10/20/37 486,698
500,000 (a),(b) Ballyrock CLO 25 Ltd (TSFR3M + 1.500%) 5 .310 01/25/38 500,400
1,000,000 (a),(b) Barings CLO Ltd 2019-I (TSFR3M + 1.850%) 5 .603 10/15/38 1,001,600
1,470,000 (a),(b) Barings CLO Ltd 2024-V (TSFR3M + 3.000%) 6 .753 07/15/38 1,472,655
500,000 (a),(b) Barings CLO Ltd 2026-I (TSFR3M + 6.050%) 9 .715 04/15/39 510,216
2,000,000 (a),(b) Benefit Street Partners Clo 41 Ltd (TSFR3M + 2.750%) 6 .560 07/25/38 2,006,026
1,000,000 (a),(b) Benefit Street Partners CLO IV Ltd (TSFR3M + 1.800%) 5 .529 10/20/38 1,003,035
600,000 (a),(b) Benefit Street Partners CLO IX Ltd (TSFR3M + 3.100%) 6 .829 10/20/37 601,540
1,300,000 (a),(b) Benefit Street Partners CLO XXIX Ltd (TSFR3M + 1.750%) 5 .560 01/25/38 1,303,227
2,000,000 (a),(b) Benefit Street Partners CLO XXXVIII Ltd (TSFR3M + 1.800%) 5 .610 01/25/38 2,003,174
1,400,000 (a),(b) Birch Grove CLO 3 Ltd (TSFR3M + 1.800%) 5 .529 01/19/38 1,401,400
730,000 (a),(b) Blueberry Park CLO Ltd (TSFR3M + 2.900%) 6 .629 10/20/37 726,989
900,000 (a),(b) Boyce Park CLO Ltd (TSFR3M + 1.750%) 6 .367 04/21/35 903,261
2,000,000 (a),(b) Boyce Park CLO Ltd (TSFR3M + 3.100%) 6 .834 04/21/35 1,904,640
1,000,000 (a),(b) CARLYLE US CLO 2021-2 LTD (TSFR3M + 2.850%) 6 .579 04/20/38 990,000
2,500,000 (a),(b) CARLYLE US CLO 2021-8 LTD (TSFR3M + 1.900%) 5 .653 10/15/38 2,511,767
1,800,000 (a),(b) CARLYLE US CLO 2023-4 LTD (TSFR3M + 1.550%) 5 .360 10/25/38 1,803,481
625,000 (a),(b) Carlyle US CLO 2026-1 Ltd (TSFR3M + 2.600%) 6 .276 04/25/39 625,094
2,000,000 (a),(b) Carlyle US CLO 2026-2 Ltd (TSFR3M + 1.550%) 5 .213 04/20/39 2,004,600
950,000 (a),(b) CIFC Funding 2021-IV Ltd (TSFR3M + 1.900%) 5 .652 07/23/37 951,388
1,500,000 (a),(b) CIFC Funding 2021-VII Ltd (TSFR3M + 1.750%) 5 .502 01/23/35 1,501,683
1,000,000 (a),(b) CIFC Funding 2022-II Ltd (TSFR3M + 2.550%) 6 .279 04/19/35 982,550
1,300,000 (a),(b) CIFC Funding 2024-III Ltd (TSFR3M + 1.750%) 5 .560 07/21/39 1,301,300
2,000,000 (a),(b) Croton Park CLO Ltd (TSFR3M + 1.950%) 5 .623 10/15/36 2,003,180
2,000,000 (a),(b) Davis Park CLO Ltd (TSFR3M + 3.100%) 0 .000 07/20/38 1,940,000
1,000,000 (a),(b) Diameter Capital CLO 4 Ltd (TSFR3M + 1.230%) 4 .983 01/15/39 1,000,000
2,000,000 (a),(b) Diameter Capital CLO 9 Ltd (TSFR3M + 1.550%) 5 .279 04/20/38 2,004,000
1,800,000 (a),(b) Elmwood CLO 24 Ltd (TSFR3M + 1.750%) 5 .500 01/17/38 1,805,418
1,000,000 (a),(b) Elmwood CLO 25 Ltd (TSFR3M + 1.750%) 5 .500 04/17/37 1,002,046
1,000,000 (a),(b) Elmwood CLO 25 Ltd (TSFR3M + 2.800%) 6 .550 04/17/37 1,005,722
1,000,000 (a),(b) Elmwood CLO III Ltd (TSFR3M + 3.100%) 6 .775 07/18/37 1,002,037
2,000,000 (a),(b) Elmwood CLO X Ltd (TSFR3M + 1.950%) 5 .679 07/20/38 2,012,594
1,500,000 (a),(b) Elmwood CLO XII Ltd (TSFR3M + 2.000%) 5 .753 10/15/37 1,502,728
1,000,000 (a),(b) Galaxy 36 CLO Ltd (TSFR3M + 1.600%) 5 .353 10/15/38 1,002,602
3,370,000 (a),(b) Goldentree Loan Management US Clo 17 Ltd (TSFR3M +
1.800%)
5 .684 01/20/39 3,387,999
1,000,000 (a),(b) GoldenTree Loan Management US CLO 27 Ltd (TSFR3M +
1.600%)
5 .329 01/20/39 1,003,900
250,000 (a),(b) Golub Capital Partners CLO 76 B Ltd (TSFR3M + 2.900%) 6 .710 10/25/37 247,296
1,500,000 (a),(b) Golub Capital Partners CLO, LT (TSFR3M + 1.600%) 5 .329 01/20/39 1,502,211
2,000,000 (a),(b) Higley Park Clo Ltd (TSFR3M + 1.650%) 5 .425 07/24/38 2,003,848
500,000 (a),(b) Invesco CLO 2022-3 Ltd (TSFR3M + 3.200%) 7 .057 10/22/37 500,986
1,500,000 (a),(b) Invesco US CLO 2023-3 Ltd (TSFR3M + 1.900%) 5 .572 07/15/38 1,503,549
500,000 (a),(b) Invesco US CLO 2023-4 Ltd (TSFR3M + 2.850%) 6 .579 01/18/39 495,233

Portfolio of Investments July 31, 2026
(continued)
NCLO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 1,250,000 (a),(b) Invesco US CLO 2024-3 Ltd (TSFR3M + 1.900%) 5 .629% 07/20/37 $ 1,261,686
1,250,000 (a),(b) Invesco US CLO 2024-3 Ltd (TSFR3M + 3.200%) 6 .929 07/20/37 1,250,233
1,000,000 (a),(b) KKR CLO 45a Ltd (TSFR3M + 1.750%) 5 .503 07/15/38 1,002,500
2,310,000 (a),(b) KKR CLO 51 Ltd (TSFR3M + 1.850%) 5 .734 10/20/37 2,315,248
600,000 (a),(b) KKR CLO 67 Ltd (TSFR3M + 1.230%) 4 .998 07/15/39 599,880
2,250,000 (a),(b) KKR CLO 67 Ltd (TSFR3M + 1.700%) 5 .468 07/15/39 2,250,113
1,250,000 (a),(b) Madison Park Funding LI Ltd (TSFR3M + 2.900%) 6 .784 10/19/38 1,252,464
750,000 (a),(b) Magnetite XIX Ltd (TSFR3M + 5.100%) 8 .850 04/17/34 741,774
1,500,000 (a),(b) Magnetite Xli Ltd (TSFR3M + 1.780%) 5 .590 01/25/38 1,503,957
2,000,000 (a),(b) Magnetite XXII Ltd (TSFR3M + 1.600%) 5 .353 07/15/36 1,999,064
1,000,000 (a),(b) Magnetite XXIII Ltd (TSFR3M + 1.600%) 5 .410 01/25/35 1,002,052
2,000,000 (a),(b) Magnetite XXVI Ltd (TSFR3M + 1.750%) 5 .560 01/25/38 2,007,018
1,500,000 (a),(b) Magnetite XXVII Ltd (TSFR3M + 1.750%) 5 .479 10/20/38 1,508,988
1,000,000 (a),(b) Magnetite XXXII Ltd (TSFR3M + 1.750%) 5 .503 10/15/37 995,328
3,250,000 (a),(b) MidOcean Credit CLO XVI (TSFR3M + 2.000%) 6 .269 10/20/37 3,255,427
2,500,000 (a) MidOcean Credit CLO XVII Ltd (TSFR3M + 1.950%), Reg S 5 .679 01/20/38 2,505,377
1,000,000 (a),(b) Neuberger Berman CLO XVI-S Ltd (TSFR3M + 1.800%) 5 .553 04/15/39 1,004,141
500,000 (a),(b) Neuberger Berman CLO XXII Ltd (TSFR3M + 3.150%) 6 .900 04/17/40 504,170
1,550,000 (a),(b) Neuberger Berman Loan Advisers CLO 26 Ltd (TSFR3M +
2.000%)
5 .729 10/18/38 1,553,802
2,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd (TSFR3M +
1.850%)
5 .579 07/20/39 2,011,704
3,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd (TSFR3M +
2.850%)
6 .579 07/20/39 3,007,515
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 41 Ltd (TSFR3M +
2.800%)
6 .553 04/15/34 498,367
1,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 45 Ltd (TSFR3M +
1.550%)
5 .291 10/14/36 1,000,928
1,500,000 (a),(b) Neuberger Berman Loan Advisers CLO 47 Ltd (TSFR3M +
2.800%)
7 .005 04/16/35 1,494,847
500,000 (a),(b) Neuberger Berman Loan Advisers Clo 51 Ltd (TSFR3M +
2.800%)
6 .552 10/23/36 500,538
350,000 (a),(b) Neuberger Berman Loan Advisers CLO 59 Ltd (TSFR3M +
2.600%)
6 .352 01/23/39 346,483
1,000,000 (a),(b) Neuberger Berman Loan Advisers Lasalle Street Lending CLO I
Ltd (TSFR3M + 3.350%)
7 .018 10/25/36 1,001,440
750,000 (a),(b) OCP CLO 2018-15 Ltd (TSFR3M + 2.750%) 6 .479 01/20/38 750,835
1,000,000 (a),(b) OCP CLO 2023-30 LTD (TSFR3M + 1.800%) 5 .553 01/24/39 1,002,202
2,000,000 (a),(b) Ocp Clo 2024-33 Ltd (TSFR3M + 1.720%) 5 .417 07/20/39 2,005,200
1,500,000 (a),(b) OCP CLO 2024-38 Ltd (TSFR3M + 1.600%) 5 .334 01/21/38 1,502,654
3,500,000 (a),(b) OCP CLO 2025-40 Ltd (TSFR3M + 1.700%) 5 .594 04/16/38 3,509,733
500,000 (a),(b) OCP CLO 2025-44 Ltd (TSFR3M + 1.850%) 5 .625 10/24/38 501,692
500,000 (a),(b) OCP CLO 2025-46 Ltd (TSFR3M + 1.480%) 5 .233 10/15/38 501,250
3,500,000 (a),(b) OHA Credit Funding 10-R Ltd (TSFR3M + 1.800%) 5 .529 07/18/38 3,519,127
750,000 (a),(b) OHA Credit Funding 2 LTD (TSFR3M + 3.700%) 7 .434 01/21/38 728,096
700,000 (a),(b) OHA Credit Funding 21 Ltd (TSFR3M + 1.600%) 5 .329 10/20/38 703,098
750,000 (a),(b) OHA Credit Funding 8 Ltd (TSFR3M + 1.750%) 5 .479 01/20/38 752,444
350,000 (a),(b) Palmer Square CLO 2023-1 Ltd (TSFR3M + 2.650%) 6 .379 01/20/38 350,028
2,000,000 (a),(b) Palmer Square CLO 2023-1 Ltd (TSFR3M + 3.750%) 7 .479 01/20/38 1,940,522
2,700,000 (a),(b) Palmer Square CLO 2025-1 Ltd (TSFR3M + 1.700%) 5 .429 04/20/38 2,708,775
400,000 (a),(b) Palmer Square Clo 2026-1 Ltd (TSFR3M + 1.650%) 5 .379 04/20/39 399,939
1,000,000 (a),(b) Regatta VI Funding Ltd (TSFR3M + 2.750%) 6 .479 10/20/38 993,961
500,000 (a),(b) Riverbank Park Clo Ltd (TSFR3M + 1.800%) 6 .092 01/25/38 500,843
1,000,000 (a),(b) Sixth Street CLO XX Ltd (TSFR3M + 1.650%) 5 .400 07/17/38 1,003,944
1,550,000 (a),(b) TCW CLO 2020-1 Ltd (TSFR3M + 3.400%) 7 .284 04/20/34 1,525,403
1,000,000 (a),(b) Texas Debt Capital CLO 2025-I Ltd (TSFR3M + 1.550%) 5 .325 04/24/38 1,002,509
TOTAL SECURITIZED
(Cost $151,407,877) 151,041,553
TOTAL LONG-TERM INVESTMENTS
(Cost $151,407,877) 151,041,553

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
174,292 State Street Institutional US Government Money Market Fund 3.619%(d) $ 174,292
TOTAL SHORT-TERM INVESTMENTS
(Cost $174,292) 174,292
TOTAL INVESTMENTS - 99.4%
(Cost $151,582,169) $ 151,215,845
OTHER ASSETS & LIABILITIES, NET - 0.6% 954,150
NET ASSETS - 100% $ 152,169,995
CLO Collateralized Loan Obligation
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $145,686,034 or 96.3% of Total Investments.
(c) When-issued or delayed delivery security.
(d) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments July 31, 2026
NCPB
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.9%
CORPORATE DEBT - 34.8%
FINANCIALS - 14.4%
$ 55,000 (a) Acrisure LLC / Acrisure Finance Inc 4 .250% 02/15/29 $ 51,275
20,000 (a) Acrisure LLC / Acrisure Finance Inc 6 .750 07/01/32 18,376
75,000 Agree LP 4 .800 10/01/32 73,139
39,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 39,176
40,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 39,966
67,000 Aon North America Inc 5 .450 03/01/34 67,095
30,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 30,386
39,000 (a) Ardonagh Finco Ltd 7 .750 02/15/31 39,598
200,000 (a) Azule Energy Finance Plc 8 .625 01/22/33 204,516
225,000 (a) Banco Nacional de Mexico SA 6 .697 08/07/36 221,625
586,000 Bank of America Corp 5 .162 01/24/31 588,913
280,000 Bank of America Corp 4 .695 04/23/32 274,748
129,000 Bank of America Corp 5 .744 02/12/36 129,081
75,000 (b) Bank of America Corp 6 .125 N/A 75,414
50,000 (b) Bank of America Corp 6 .625 N/A 51,040
100,000 Bank of Montreal 5 .298 06/02/37 97,793
50,000 (b) Bank of New York Mellon Corp/The 6 .300 N/A 50,913
126,000 (a),(b) BNP Paribas SA 7 .450 N/A 127,703
50,000 (a) BPCE SA 5 .417 01/13/37 47,813
70,000 (b) Citigroup Inc 7 .625 N/A 72,645
30,000 (b) Citigroup Inc 6 .625 N/A 30,136
31,000 (a) Compass Group Diversified Holdings LLC 5 .250 04/15/29 29,406
83,000 (a) CRC Insurance Group LLC 7 .125 06/01/31 82,844
200,000 (a),(b) Credit Agricole SA 7 .125 N/A 203,118
75,000 (a) DNB Bank ASA 4 .832 03/30/32 73,985
40,000 (a) Encore Capital Group Inc 6 .625 04/15/31 40,170
49,000 (a) FirstCash Inc 6 .875 03/01/32 49,704
55,000 (a) Five Corners Funding Trust II 2 .850 05/15/30 50,817
40,000 (a) Genesee & Wyoming Inc 6 .250 04/15/32 40,229
98,000 Goldman Sachs Group Inc/The 5 .536 01/28/36 97,253
80,000 (b) Goldman Sachs Group Inc/The 7 .500 N/A 82,922
100,000 Healthcare Realty Holdings LP 2 .000 03/15/31 86,994
50,000 Healthcare Realty Holdings LP 2 .050 03/15/31 43,353
50,000 Highwoods Realty LP 2 .600 02/01/31 44,422
200,000 (b) HSBC Holdings PLC 8 .000 N/A 206,524
40,000 (a) HUB International Ltd 7 .250 06/15/30 41,187
50,000 (b) Huntington Bancshares Inc/OH 5 .625 N/A 49,777
37,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5 .250 05/15/27 36,764
65,000 (a) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 64,675
20,000 (a) Jane Street Group / JSG Finance Inc 6 .750 05/01/33 20,382
567,000 JPMorgan Chase & Co 4 .851 07/25/28 568,064
145,000 JPMorgan Chase & Co 5 .103 04/22/31 145,404
230,000 JPMorgan Chase & Co 5 .572 04/22/36 231,085
55,000 (b) JPMorgan Chase & Co 6 .875 N/A 56,788
10,000 (a) Kennedy-Wilson Inc 7 .000 06/01/31 10,183
100,000 MetLife Inc 6 .350 03/15/55 101,440
24,000 (a) Molina Healthcare Inc 6 .250 01/15/33 23,733
142,000 Morgan Stanley 5 .664 04/17/36 142,481
150,000 Morgan Stanley 5 .605 07/17/37 149,098
112,000 Morgan Stanley Bank NA 4 .968 07/14/28 112,320
287,000 Morgan Stanley Private Bank NA 4 .465 11/19/31 279,339
40,000 MPT Operating Partnership LP / MPT Finance Corp 3 .500 03/15/31 27,303
20,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 20,326
200,000 (a) Muthoot Finance Ltd 5 .750 08/04/30 194,679
50,000 Navient Corp 5 .500 03/15/29 47,889
45,000 (a) Omnis Funding Trust 6 .722 05/15/55 45,050
64,000 OneMain Finance Corp 5 .375 11/15/29 62,546
40,000 OneMain Finance Corp 6 .125 05/15/30 39,760

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 19,000 OneMain Finance Corp 6 .500% 03/15/33 $ 18,549
33,000 (a) PennyMac Financial Services Inc 7 .875 12/15/29 33,882
20,000 (a) PennyMac Financial Services Inc 6 .875 05/15/32 19,118
150,000 Piedmont Operating Partnership LP 9 .250 07/20/28 160,837
25,000 (b) PNC Financial Services Group Inc/The 3 .400 N/A 24,904
30,000 (b) PNC Financial Services Group Inc/The 6 .200 N/A 30,210
34,000 Prudential Financial Inc 5 .200 03/14/35 33,530
70,000 Prudential Financial Inc 5 .125 03/01/52 68,013
50,000 Prudential Financial Inc 6 .500 03/15/54 51,153
59,000 Reinsurance Group of America Inc 5 .750 09/15/34 59,491
20,000 (a) Rocket Cos Inc 6 .125 08/01/30 20,162
38,000 (a) Rocket Cos Inc 6 .375 08/01/33 38,226
52,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4 .000 10/15/33 45,925
350,000 Royal Bank of Canada 6 .750 08/24/85 354,747
24,000 (a) Ryan Specialty LLC 5 .875 08/01/32 23,670
200,000 Saudi Awwal Bank , Reg S 5 .947 09/04/35 197,285
25,000 (a) Starwood Property Trust Inc 6 .500 07/01/30 25,391
85,000 (b) State Street Corp 6 .700 N/A 86,894
160,000 (b) Truist Financial Corp 6 .669 N/A 160,030
100,000 UnitedHealth Group Inc 5 .350 02/15/33 101,067
108,000 UnitedHealth Group Inc 5 .500 07/15/44 101,909
54,000 UnitedHealth Group Inc 5 .050 04/15/53 46,284
25,000 (a) UWM Holdings LLC 6 .625 02/01/30 23,191
50,000 Ventas Realty LP 5 .000 01/15/35 48,243
20,000 (a) Walker & Dunlop Inc 6 .625 04/01/33 20,028
40,000 Wells Fargo & Co 4 .611 04/25/53 32,063
100,000 (b) Wells Fargo & Co 7 .625 N/A 104,622
100,000 (b) Wells Fargo & Co 6 .125 N/A 99,932
34,000 (a) Wynnton Funding Trust 5 .251 08/15/35 32,868
TOTAL FINANCIALS 7,995,589
INDUSTRIAL - 18.0%
40,000 (a) 1011778 BC ULC / New Red Finance Inc 6 .125 06/15/29 40,417
49,000 (a) ADT Security Corp/The 4 .875 07/15/32 45,843
60,000 (a) AECOM 6 .000 08/01/33 59,658
30,000 (a) Ahead DB Holdings LLC 6 .625 05/01/28 30,006
20,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .500 03/31/31 19,217
15,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .250 03/15/33 14,529
40,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .750 03/31/34 37,190
20,000 (a) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 20,374
75,000 Amcor Flexibles North America Inc 5 .125 03/12/36 72,336
180,000 Amgen Inc 5 .650 03/02/53 167,313
30,000 (a) AMN Healthcare Inc 6 .500 01/15/31 30,001
74,000 Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4 .700 02/01/36 70,390
34,000 Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4 .900 02/01/46 29,732
48,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 6 .625 02/01/32 48,854
20,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5 .750 10/15/33 19,644
50,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 50,716
40,000 (a) Asbury Automotive Group Inc 5 .000 02/15/32 38,112
55,000 AT&T Inc 5 .850 04/30/46 50,055
247,000 AT&T Inc 3 .500 09/15/53 149,206
148,000 AT&T Inc 3 .800 12/01/57 91,552
110,000 Augusta SpinCo Corp 4 .945 03/23/33 107,960
15,000 Augusta SpinCo Corp 5 .245 03/23/36 14,726
20,000 (a) Avient Corp 6 .250 11/01/31 20,147
13,000 (a) Bath & Body Works Inc 6 .625 10/01/30 13,210
200,000 (a) Bidvest Group UK PLC/The 6 .200 09/17/32 200,960
109,000 Block Inc 6 .500 05/15/32 110,123
20,000 (a) Block Inc 6 .000 08/15/33 19,834
69,000 Boeing Co/The 6 .528 05/01/34 73,896

Portfolio of Investments July 31, 2026
(continued)
NCPB

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 164,000 Boeing Co/The 5 .805% 05/01/50 $ 154,914
90,000 Broadcom Inc 4 .300 01/15/31 87,005
40,000 Broadcom Inc 4 .950 01/15/36 37,547
24,000 (a) Buckeye Partners LP 6 .750 02/01/30 24,588
20,000 (a) CACI International Inc 6 .375 06/15/33 20,155
40,000 (a) Caesars Entertainment Inc 6 .500 02/15/32 38,223
19,000 (a) Caesars Entertainment Inc 6 .000 10/15/32 16,664
11,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5 .125 05/01/27 10,977
35,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4 .500 08/15/30 31,934
30,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 02/01/31 26,554
190,000 Cemex SAB de CV 5 .750 06/05/36 185,554
107,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .550 06/01/34 105,798
195,000 Cheniere Energy Partners LP 4 .500 10/01/29 192,879
20,000 (a) Chord Energy Corp 6 .000 10/01/30 20,067
39,000 (a) Chord Energy Corp 6 .750 03/15/33 39,722
40,000 (a) CHS/Community Health Systems Inc 5 .250 05/15/30 36,937
49,000 (a) Churchill Downs Inc 5 .750 04/01/30 48,855
25,000 (a) Clarios Global LP / Clarios US Finance Co 6 .750 02/15/30 25,635
43,000 (a) CNX Resources Corp 7 .250 03/01/32 44,221
25,000 (a) Commercial Metals Co 6 .000 12/15/35 24,568
75,000 Conagra Brands Inc 5 .400 08/01/31 74,936
20,000 (a) Concentra Health Services Inc 6 .875 07/15/32 20,566
19,000 (a) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 19,000
43,000 CVS Health Corp 5 .450 09/15/35 42,556
163,000 CVS Health Corp 5 .050 03/25/48 137,667
40,000 (a) DaVita Inc 4 .625 06/01/30 38,557
55,000 (a) DaVita Inc 6 .875 09/01/32 56,521
40,000 (a) DaVita Inc 6 .750 07/15/33 41,007
30,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 6 .875 06/01/34 30,144
25,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 10 .000 02/15/31 26,123
20,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 9 .250 06/01/32 20,466
30,000 Eaton Corp 4 .800 03/06/36 28,754
35,000 Enbridge Inc 8 .500 01/15/84 39,551
16,000 Encompass Health Corp 4 .500 02/01/28 15,830
116,000 Enterprise Products Operating LLC 4 .450 02/15/43 97,747
20,000 (a) Esab Corp 6 .250 04/15/29 20,212
35,000 (a) Everforth Inc 4 .625 05/15/28 33,410
20,000 (a) Fair Isaac Corp 6 .000 05/15/33 19,357
48,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 46,835
200,000 (a) Ford Otomotiv Sanayi AS 7 .125 04/25/29 199,795
20,000 (a) Gen Digital Inc 6 .250 04/01/33 19,688
154,000 General Motors Financial Co Inc 5 .350 01/07/30 155,346
20,000 (b) General Motors Financial Co Inc 5 .750 N/A 19,842
20,000 (a) Global Medical Response Inc 7 .375 10/01/32 20,352
20,000 (a) Goat Holdco LLC 6 .750 02/01/32 20,321
30,000 Goodyear Tire & Rubber Co/The 5 .000 07/15/29 28,741
51,000 Goodyear Tire & Rubber Co/The 5 .250 04/30/31 45,799
54,000 (a) Gray Media Inc 10 .500 07/15/29 56,946
40,000 (a) Gray Media Inc 7 .250 08/15/33 39,562
180,000 (a) Grupo Aeromexico SAB de CV 8 .250 11/15/29 181,166
61,000 Haleon US Capital LLC 3 .625 03/24/32 56,569
140,000 HCA Inc 5 .250 03/01/30 141,056
43,000 HCA Inc 6 .200 03/01/55 41,499
20,000 (a) Herc Holdings Inc 6 .625 06/15/29 20,359
20,000 (a) Herc Holdings Inc 7 .000 06/15/30 20,625
20,000 (a) Herc Holdings Inc 7 .250 06/15/33 20,637
75,000 Hexcel Corp 4 .900 05/15/31 74,072
57,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6 .250 04/15/32 55,333
44,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 46,163
72,000 (a) Hilton Domestic Operating Co Inc 5 .875 04/01/29 72,546
50,000 (a) Honeywell Aerospace Inc 4 .950 03/16/36 48,199

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 55,000 (a) Honeywell Aerospace Inc 5 .732% 03/16/56 $ 52,386
200,000 (a) ICL Group Ltd , Reg S 6 .036 06/16/36 197,142
19,000 (a) Iliad Holding SAS 8 .500 04/15/31 19,986
20,000 (a) Iliad Holding SAS 7 .000 04/15/32 20,173
60,000 (a) Ingram Micro Inc 4 .750 05/15/29 58,384
75,000 (a) International Flavors & Fragrances Inc 2 .300 11/01/30 67,098
60,000 (a) IQVIA Inc 6 .250 06/01/32 60,772
40,000 (a) Iron Mountain Inc 6 .250 01/15/33 40,154
48,000 (a) Kinetik Holdings LP 6 .625 12/15/28 48,795
25,000 (a) Kodiak Gas Services LLC 5 .875 04/01/31 24,719
20,000 (a) Kodiak Gas Services LLC 6 .500 10/01/33 19,974
19,000 (a) Kodiak Gas Services LLC 6 .750 10/01/35 19,144
39,000 Kohl's Corp 5 .125 05/01/31 34,953
68,000 L3Harris Technologies Inc 5 .400 07/31/33 68,354
40,000 Lamar Media Corp 4 .875 01/15/29 39,419
40,000 (a) Level 3 Financing Inc 6 .875 06/30/33 40,478
60,000 (a) Level 3 Financing Inc 7 .000 03/31/34 61,033
38,000 (a) Level 3 Financing Inc 8 .500 01/15/36 39,535
20,000 (a) Light & Wonder International Inc 6 .250 10/01/33 19,650
68,000 Marathon Petroleum Corp 4 .750 09/15/44 57,183
30,000 (a) Marriott Ownership Resorts Inc 4 .500 06/15/29 28,920
155,000 (a) Mars Inc 4 .800 03/01/30 154,472
53,000 (a) Mars Inc 5 .200 03/01/35 52,270
112,000 (a) Mars Inc 5 .700 05/01/55 105,692
19,000 (a) Masterbrand Inc 7 .000 07/15/32 19,011
20,000 (a) Matador Resources Co 6 .250 04/15/33 19,680
30,000 (a) McGraw-Hill Education Inc 7 .375 09/01/31 30,379
50,000 Meta Platforms Inc 6 .200 05/15/46 46,914
119,000 Meta Platforms Inc 5 .625 11/15/55 99,527
30,000 MGM Resorts International 6 .125 09/15/29 30,185
200,000 (a) Millicom International Cellular SA 7 .375 04/02/32 204,850
20,000 (a) Millrose Properties Inc 6 .250 09/15/32 19,983
40,000 (a) Mineral Resources Ltd 9 .250 10/01/28 41,142
20,000 (a) Mineral Resources Ltd 7 .000 04/01/31 20,581
19,000 (a) Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6 .750 04/01/32 18,707
20,000 (a) NCL Corp Ltd 5 .875 01/15/31 19,114
20,000 (a) NCL Corp Ltd 6 .250 09/15/33 19,011
24,000 (a) Neptune Bidco US Inc 9 .500 02/15/33 24,448
30,000 Newell Brands Inc 6 .375 09/15/27 30,091
20,000 (a) Olin Corp 6 .625 04/01/33 19,572
120,000 ONEOK Inc 5 .700 11/01/54 106,146
50,000 (a) Open Text Holdings Inc 4 .125 02/15/30 46,127
60,000 Oracle Corp 4 .950 02/04/31 57,310
96,000 Oracle Corp 6 .700 02/04/56 84,649
60,000 O'Reilly Automotive Inc 4 .200 04/01/30 58,462
30,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 4 .125 04/30/28 29,523
55,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 54,437
29,000 (a) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 30,097
40,000 (a) Phinia Inc 6 .625 10/15/32 40,398
45,000 (a) Post Holdings Inc 6 .250 02/15/32 45,182
40,000 (a) Post Holdings Inc 6 .375 03/01/33 39,392
35,000 (a) Primo Water Holdings Inc / Triton Water Holdings Inc 4 .375 04/30/29 33,909
40,000 (a) Qnity Electronics Inc 5 .750 08/15/32 39,716
20,000 (a) Qnity Electronics Inc 6 .250 08/15/33 20,093
20,000 (a) Quikrete Holdings Inc 6 .375 03/01/32 20,244
40,000 (a) QXO Building Products Inc 6 .750 04/30/32 40,850
95,000 RTX Corp 6 .000 03/15/31 99,317
20,000 (a) Science Applications International Corp 5 .875 11/01/33 19,576
40,000 Service Corp International/US 5 .750 10/15/32 39,673
45,000 (a) Sirius XM Radio LLC 4 .125 07/01/30 42,061
30,000 (a) Sirius XM Radio LLC 3 .875 09/01/31 27,073
200,000 (a) Sisecam UK PLC 8 .375 01/23/33 201,531

Portfolio of Investments July 31, 2026
(continued)
NCPB

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 60,000 (a) SIX FLAGS ENTERTAINMENT 6 .625% 05/01/32 $ 60,408
20,000 (a) Solstice Advanced Materials Inc 5 .625 09/30/33 19,557
50,000 (a) Sopaipilla Investor LLC 7 .534 11/30/48 51,824
38,000 (a) Standard Building Solutions Inc 6 .250 08/01/33 37,585
20,000 (a) Stonepeak Nile Parent LLC 7 .250 03/15/32 20,615
48,000 (a) Sunoco LP 7 .000 05/01/29 49,045
40,000 (a) Sunoco LP 4 .625 05/01/30 38,515
20,000 (a) Sunoco LP 5 .625 03/15/31 19,740
19,000 (a) Sunoco LP 5 .875 03/15/34 18,596
50,000 (a) Sunrise FinCo I BV 4 .875 07/15/31 46,877
42,000 Tenet Healthcare Corp 6 .125 10/01/28 42,027
75,000 Tenet Healthcare Corp 4 .375 01/15/30 72,339
99,000 T-Mobile USA Inc 5 .125 05/15/32 98,393
126,000 T-Mobile USA Inc 5 .300 05/15/35 123,236
32,000 T-Mobile USA Inc 5 .875 11/15/55 29,022
61,000 TotalEnergies Capital SA 5 .488 04/05/54 56,175
25,000 Transcanada Trust 5 .500 09/15/79 24,724
38,000 (a) TransDigm Inc 6 .875 12/15/30 38,953
40,000 (a) TransDigm Inc 6 .000 01/15/33 39,996
6,000 (a) Transocean International Ltd 8 .750 02/15/30 5,817
97,000 (a) United Rentals North America Inc 5 .375 11/15/33 94,450
20,000 (a) Uniti Services LLC 7 .500 10/15/33 20,438
35,000 (a) Univision Communications Inc 4 .500 05/01/29 33,143
38,000 (a) USA Compression Partners LP / USA Compression Finance Corp 7 .125 03/15/29 38,819
20,000 (a) USA Compression Partners LP / USA Compression Finance Corp 6 .250 10/01/33 19,682
43,000 (a) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 39,832
33,000 (a) Venture Global LNG Inc 9 .875 02/01/32 35,134
19,000 (a) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 19,605
85,000 Verizon Communications Inc 4 .780 02/15/35 80,305
50,000 Verizon Communications Inc 6 .200 05/14/56 48,933
50,000 Viatris Inc 4 .000 06/22/50 33,180
45,000 (a) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 45,166
25,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 6 .375 02/01/30 23,590
40,000 Vodafone Group PLC 5 .125 06/04/81 29,829
30,000 Walmart Inc 2 .500 09/22/41 20,877
30,000 Walmart Inc 4 .500 04/15/53 24,801
20,000 (a) Wand NewCo 3 Inc 7 .625 01/30/32 20,534
18,000 (a) Wayfair LLC 7 .250 10/31/29 18,536
20,000 (a) WESCO Distribution Inc 6 .375 03/15/33 20,336
20,000 (a) WEX Inc 6 .500 03/15/33 19,872
38,000 Williams Cos Inc/The 5 .650 03/15/33 38,552
25,000 (a) Windstream Services LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 26,026
40,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 39,650
68,000 ZF North America Capital Inc 6 .750 04/23/30 67,481
TOTAL INDUSTRIAL 9,934,515
UTILITY - 2.4%
124,000 AEP Transmission Co LLC 5 .400 03/15/53 112,666
80,000 Amazon.com Inc 4 .875 03/13/36 76,564
35,000 Amazon.com Inc 5 .800 03/13/56 32,183
13,000 American Water Capital Corp 5 .700 09/01/55 12,295
68,000 Atmos Energy Corp 5 .000 12/15/54 58,465
25,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375 02/15/32 24,651
50,000 (a) Chpe LLC 4 .875 06/30/31 49,272
65,000 (a) Chpe LLC 5 .350 06/30/36 63,320
40,000 (a) Clearway Energy Operating LLC 4 .750 03/15/28 39,477
35,000 CMS Energy Corp 6 .500 06/01/55 35,411
25,000 Commonwealth Edison Co 5 .950 06/01/55 24,227
20,000 (a) ContourGlobal Power Holdings SA 6 .750 02/28/30 20,312
55,000 Dominion Energy Inc 3 .300 04/15/41 40,584
35,000 Dominion Energy Inc 7 .000 06/01/54 36,517
50,000 Dominion Energy Inc 6 .625 05/15/55 50,375
43,000 DTE Electric Co 5 .400 04/01/53 39,336

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 60,000 Duke Energy Carolinas LLC 4 .250% 12/15/41 $ 50,405
52,000 Duke Energy Carolinas LLC 5 .400 01/15/54 47,092
50,000 Exelon Corp 6 .500 03/15/55 50,746
108,000 Florida Power & Light Co 4 .800 05/15/33 106,057
7,000 NRG Energy Inc 5 .750 01/15/28 7,003
40,000 (a) NRG Energy Inc 6 .000 02/01/33 39,880
20,000 (a) NRG Energy Inc 6 .250 11/01/34 19,947
30,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4 .500 08/15/28 29,296
48,000 PECO Energy Co 2 .800 06/15/50 28,439
49,000 Public Service Co of Colorado 4 .050 09/15/49 36,336
40,000 (a) Talen Energy Supply LLC 6 .250 02/01/34 39,233
40,000 (a) Talen Energy Supply LLC 6 .500 02/01/36 39,501
40,000 (a) TerraForm Power Operating LLC 4 .750 01/15/30 38,257
46,000 Wisconsin Public Service Corp 4 .250 01/15/31 44,864
30,000 (a) XPLR Infrastructure Operating Partners LP 8 .375 01/15/31 31,885
TOTAL UTILITY 1,324,596
TOTAL CORPORATE DEBT
(Cost $19,527,866) 19,254,700
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 3.7%
FINANCIALS - 0.4%
200,000 (a) Banco do Brasil SA/Cayman 5 .625 10/23/31 196,340
TOTAL FINANCIALS 196,340
GOVERNMENT AGENCY - 0.7%
200,000 (a) Corp Nacional del Cobre de Chile 6 .150 10/24/36 202,267
225,000 (a) Petronas Capital Ltd 2 .480 01/28/32 198,050
TOTAL GOVERNMENT AGENCY 400,317
SOVEREIGN DEBT - 2.6%
204,000 Colombia Government International Bond 5 .000 06/15/45 154,836
250,000 (a) Eagle Funding Luxco Sarl 5 .500 08/17/30 249,563
200,000 (a) Egypt Government International Bond 8 .500 01/31/47 187,527
250,000 (a) Hungary Government International Bond 2 .125 09/22/31 214,461
200,000 (a) Ivory Coast Government International Bond 6 .125 06/15/33 193,773
150,000 Republic of Poland Government International Bond 5 .375 02/12/35 149,612
110,000 Republic of South Africa Government International Bond 6 .250 03/08/41 102,897
200,000 (a) Saudi Government International Bond 5 .000 01/16/34 196,387
TOTAL SOVEREIGN DEBT 1,449,056
TOTAL GOVERNMENT RELATED
(Cost $2,035,581) 2,045,713
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 40.6%
250,000 (a),(c) ARDN 2025-ARCP Mortgage Trust (TSFR1M + 2.000%) 5 .676 06/15/35 250,656
80,066 (a),(c) BAMLL Trust 2025-ASHF (TSFR1M + 2.350%) 6 .027 02/15/42 80,299
100,000 Barclays Commercial Mortgage Trust 2019-C4 3 .469 08/15/52 82,230
250,000 (a),(c) BBCMS Trust 2015-SRCH 4 .957 08/10/35 246,927
150,000 (a),(c) BBCMS Trust 2018-CBM (TSFR1M + 1.297%) 4 .974 07/15/37 147,187
150,000 (c) Benchmark 2018-B1 Mortgage Trust 3 .878 01/15/51 144,965
200,000 (c) Benchmark 2018-B2 Mortgage Trust 4 .290 02/15/51 122,106
100,000 (c) Benchmark 2018-B3 Mortgage Trust 4 .553 04/10/51 86,389
250,000 Benchmark 2019-B14 Mortgage Trust 3 .493 12/15/62 204,072
150,000 (a),(c) BLP Commercial Mortgage Trust (TSFR1M + 2.050%) 5 .726 12/15/42 150,661
100,000 (a),(c) BX Commercial Mortgage Trust 2024-BRBK (TSFR1M + 4.874%) 8 .579 10/15/41 100,011
100,000 (a),(c) BX Commercial Mortgage Trust 2026-AHP (TSFR1M + 1.900%) 5 .576 06/15/43 100,260
175,000 (a) Canon Music Issuer Trust 5 .521 05/01/76 174,217
100,000 (c) Cantor Commercial Real Estate Lending 2019-CF1 4 .352 05/15/52 82,625
97,018 (a) Castlelake Aircraft Structured Trust 2026-2 5 .333 04/15/51 95,926
250,000 (a),(c) CIFC Funding 2021-II (TSFR3M + 1.550%) 5 .222 01/15/39 250,548
100,000 (c) Citigroup Commercial Mortgage Trust 2015-GC29 3 .974 04/10/48 89,550

Portfolio of Investments July 31, 2026
(continued)
NCPB

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 100,000 (c) Citigroup Commercial Mortgage Trust 2016-P3 4 .271% 04/15/49 $ 96,750
100,000 (c) Citigroup Commercial Mortgage Trust 2017-C4 4 .096 10/12/50 97,475
220,000 (a),(c) COLT 2025-12 Mortgage Loan Trust 5 .681 01/26/71 216,953
40,043 (c) COMM 2014-CCRE15 Mortgage Trust 3 .814 02/10/47 39,868
150,000 (c) COMM 2018-COR3 Mortgage Trust 4 .515 05/10/51 130,425
50,000 (a),(c) Connecticut Avenue Securities Trust 2022-R03 (SOFR30A +
9.850%)
14 .823 03/25/42 52,646
305,000 (a),(c) Connecticut Avenue Securities Trust 2023-R04 (SOFR30A +
3.550%)
7 .166 05/25/43 317,997
25,000 (a),(c) Connecticut Avenue Securities Trust 2023-R05 (SOFR30A +
3.100%)
6 .716 06/25/43 25,838
185,000 (a),(c) Connecticut Avenue Securities Trust 2023-R05 (SOFR30A +
4.750%)
8 .366 06/25/43 196,041
100,000 (a) Consolidated Communications LLC/Fidium Fiber Finance Holdco
LLC
5 .522 12/20/55 100,050
100,000 (a) Crescendo Royalty Funding LP 3 .567 12/20/51 99,450
150,000 CSAIL 2019-C17 Commercial Mortgage Trust 3 .278 09/15/52 136,600
150,000 (a) DataBank Issuer 5 .811 02/25/56 148,669
99,500 (a) DB Master Finance LLC 4 .891 08/20/55 98,053
150,000 (a),(c) DBSG 2024-ALTA Mortgage Trust 6 .595 06/10/37 150,574
150,000 (a) Domino's Pizza Master Issuer LLC 4 .930 07/25/55 147,968
98,952 (a) EQT Trust 2024-EXTR 5 .331 07/05/41 99,426
215,958 Fannie Mae Pool FN MA4512 2 .500 01/01/52 177,652
179,204 Fannie Mae Pool FN MA4548 2 .500 02/01/52 147,414
53,009 Fannie Mae Pool FN MA4578 2 .500 04/01/52 43,556
316,621 Fannie Mae Pool FN FS1533 3 .000 04/01/52 273,724
72,352 Fannie Mae Pool FN FS7299 3 .000 05/01/52 62,576
496,599 Fannie Mae Pool FN MA4600 3 .500 05/01/52 440,858
598,702 Fannie Mae Pool FN MA4684 4 .500 06/01/52 566,636
588,335 Fannie Mae Pool FN MA4700 4 .000 08/01/52 539,181
132,669 Fannie Mae Pool FN MA4737 5 .000 08/01/52 129,056
396,660 Fannie Mae Pool FN MA4733 4 .500 09/01/52 375,038
364,197 Fannie Mae Pool FN MA4783 4 .000 10/01/52 333,352
87,139 Fannie Mae Pool FN MA4784 4 .500 10/01/52 82,333
235,004 Fannie Mae Pool FN MA4785 5 .000 10/01/52 228,869
51,580 Fannie Mae Pool FN MA4804 4 .000 11/01/52 47,173
440,459 Fannie Mae Pool FN MA4805 4 .500 11/01/52 416,037
53,398 Fannie Mae Pool FN MA5009 5 .000 05/01/53 51,981
357,115 Fannie Mae Pool FN MA5039 5 .500 06/01/53 355,508
41,000 Fannie Mae Pool FN MA5089 4 .000 07/01/53 37,473
36,397 Fannie Mae Pool FN MA5106 5 .000 08/01/53 35,335
171,362 Fannie Mae Pool FN MA5107 5 .500 08/01/53 170,300
610,282 Fannie Mae Pool FN MA5165 5 .500 10/01/53 605,958
60,807 Fannie Mae Pool FN MA5247 6 .000 01/01/54 61,631
1,040,826 Fannie Mae Pool FN FA0197 4 .000 02/01/54 953,951
195,985 Fannie Mae Pool FN MA5295 6 .000 03/01/54 198,303
491,414 Fannie Mae Pool FN MA5331 5 .500 04/01/54 488,106
439,028 Fannie Mae Pool FN MA5353 5 .500 05/01/54 435,467
329,039 Fannie Mae Pool FN MA5497 5 .500 10/01/54 325,905
58,006 Fannie Mae REMICS 3 .500 04/25/52 43,743
65,385 (a),(c) Flagstar Mortgage Trust 2021-5INV 2 .500 07/25/51 52,324
272,081 (a),(c) FNA 9 LLC 5 .509 04/16/46 271,537
382,702 Freddie Mac Pool FR RA6766 2 .500 02/01/52 319,199
11,599 Freddie Mac Pool FR SD8220 3 .000 06/01/52 9,930
638,358 Freddie Mac Pool FR SD8231 4 .500 07/01/52 604,303
798,458 Freddie Mac Pool FR SD8256 4 .000 10/01/52 732,653
361,125 Freddie Mac Pool FR SD8329 5 .000 06/01/53 350,551
23,354 Freddie Mac Pool FR SD4999 5 .000 08/01/53 22,677
28,091 Freddie Mac REMICS 2 .000 09/25/50 18,823
185,000 (a),(c) Freddie Mac STACR REMIC Trust 2022-DNA3 (SOFR30A +
5.650%)
8 .647 04/25/42 190,909
44,365 Ginnie Mae II Pool G2 MA7419 3 .000 06/20/51 38,542

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 106,210 Ginnie Mae II Pool G2 MA7768 3 .000% 12/20/51 $ 92,268
186,510 Ginnie Mae II Pool G2 MA7989 3 .500 04/20/52 165,893
233,125 Ginnie Mae II Pool G2 MA8149 3 .500 07/20/52 208,700
356,055 Ginnie Mae II Pool G2 MA8267 4 .000 09/20/52 326,937
168,272 Ginnie Mae II Pool G2 MA8489 4 .500 12/20/52 159,004
35,826 Ginnie Mae II Pool G2 MA8724 4 .500 03/20/53 33,969
27,442 Government National Mortgage Association 3 .500 09/20/49 21,209
250,000 (c) GS Mortgage Securities Trust 2017-GS5 3 .826 03/10/50 239,545
100,000 GS Mortgage Securities Trust 2017-GS7 4 .236 08/10/50 91,534
100,000 (c) GS Mortgage Securities Trust 2020-GC45 3 .173 02/13/53 92,511
54,045 (a),(c) GS Mortgage-Backed Securities Corp Trust 2020-PJ6 2 .500 05/25/51 43,317
90,856 (a),(c) GS Mortgage-Backed Securities Trust 2022-LTV2 4 .358 12/25/52 80,627
150,000 (a),(c) Houston Galleria Mall Trust 2025-HGLR 5 .462 02/05/45 150,492
185,000 (a),(c) HTL Commercial Mortgage Trust 2024-T53 6 .555 05/10/39 185,918
67,083 (a) Imperial Fund Mortgage Trust 2022-NQM2 4 .638 03/25/67 63,662
250,000 (a),(c) IP 2025-IP Mortgage Trust 5 .425 06/10/42 249,963
177,626 (a),(c) J.P. Morgan Mortgage Trust 2021-INV8 3 .270 05/25/52 146,857
92,155 (a),(c) J.P. Morgan Mortgage Trust 2022-6 3 .000 11/25/52 76,728
139,650 (a) Jersey Mike's Funding LLC 4 .952 02/15/56 136,878
68,475 (a),(c) JP Morgan Mortgage Trust 3 .000 05/25/54 57,141
67,893 (a),(c) JP Morgan Mortgage Trust 2017-5 4 .759 10/26/48 68,556
67,888 (a),(c) JP Morgan Mortgage Trust 2021-11 2 .500 01/25/52 54,327
67,531 (a),(c) JP Morgan Mortgage Trust 2021-7 2 .500 11/25/51 54,039
176,050 (a),(c) JP Morgan Mortgage Trust 2021-INV4 3 .203 01/25/52 141,529
176,248 (a),(c) JP Morgan Mortgage Trust 2021-INV6 3 .345 04/25/52 143,130
41,610 (a),(c) JP Morgan Mortgage Trust 2022-LTV1 3 .250 07/25/52 36,532
150,000 JPMDB Commercial Mortgage Securities Trust 2017-C5 3 .694 03/15/50 148,822
210,000 (c) JPMDB Commercial Mortgage Securities Trust 2017-C5 3 .858 03/15/50 195,103
100,000 JPMDB Commercial Mortgage Securities Trust 2017-C7 3 .985 10/15/50 95,268
200,000 (a) Kinetic ABS Issuer LLC 5 .219 02/25/56 196,380
150,000 (a) Lightpath Fiber Issuer LLC 5 .597 03/25/56 148,912
100,000 (a) Lmdv Issuer Co LLC 5 .310 12/15/55 99,423
135,360 (a),(c) MCR 2024-HF1 Mortgage Trust (TSFR1M + 3.391%) 7 .067 12/15/41 136,434
100,000 (a) MetroNet Infrastructure Issuer LLC 5 .163 12/20/55 98,575
77,207 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2023-1 4 .000 02/25/53 68,523
100,000 (a) NMEF Funding 2026-A LLC 5 .220 02/15/34 98,719
121,000 (a),(c) NRTH PARK Mortgage Trust (TSFR1M + 1.393%) 5 .543 10/15/40 121,454
34,000 (a),(c) OBX 2026-J2 Trust 5 .500 07/25/56 33,226
248,958 (a) OHS Issuer LLC 5 .980 02/25/61 242,880
175,000 (a) One Bryant Park Trust 2019-OBP 2 .516 09/15/54 161,275
200,000 (a),(c) PFDR Trust 2026-DLVR (TSFR1M + 1.700%) 5 .321 06/15/43 200,483
99,750 (a) Planet Fitness Master Issuer LLC 5 .274 12/06/55 98,007
300,000 (a) QTS Issuer ABS II LLC 5 .364 01/05/56 293,314
195,969 (a),(c) Sequoia Mortgage Trust 2020-1 3 .854 02/25/50 150,053
93,262 (a),(c) Sequoia Mortgage Trust 2025-S2 4 .000 11/25/55 83,470
161,464 (a) Sierra Timeshare 2024-3 Receivables Funding LLC 4 .980 08/20/41 161,020
100,000 (a) Sotheby's Artfi Master Trust 5 .540 06/20/33 99,697
150,000 (a),(c) SYCA Commercial Mortgage Trust 2025-WAG 5 .694 11/10/42 148,664
147,375 (a) Taco Bell Funding LLC 2 .294 08/25/51 137,284
150,000 (a) Taco Bell Funding LLC 4 .821 08/25/55 147,254
150,000 (a),(c) TX Trust 2024-HOU (TSFR1M + 1.591%) 5 .268 06/15/39 149,938
100,000 (c) UBS Commercial Mortgage Trust 2018-C11 4 .713 06/15/51 94,815
114,000 (c) UBS Commercial Mortgage Trust 2018-C13 4 .585 10/15/51 110,361
100,000 (a) Uniti Fiber Abs Issuer LLC 5 .177 01/20/56 98,113
220,000 (a) VB-S1 Issuer LLC 4 .693 03/15/56 213,451
100,000 (a),(c) Verus Securitization Trust 2026-6 5 .993 07/27/71 99,625
150,000 (a),(c) WCORE Commercial Mortgage Trust 2024-CORE (TSFR1M +
1.842%)
5 .518 11/15/41 150,481
150,000 (c) Wells Fargo Commercial Mortgage Trust 2024-C63 5 .820 08/15/57 151,351
97,184 (a) Willis Engine Structured Trust IX 5 .159 12/15/50 95,934
TOTAL SECURITIZED
(Cost $22,625,724) 22,451,551

Portfolio of Investments July 31, 2026
(continued)
NCPB

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 18.8%
$ 246,000 United States Treasury Note/Bond 3 .375% 02/29/28 $ 242,771
115,000 United States Treasury Note/Bond 3 .500 01/15/29 112,830
791,000 United States Treasury Note/Bond 3 .500 02/28/31 761,461
260,000 United States Treasury Note/Bond 3 .875 04/30/31 253,967
500,000 United States Treasury Note/Bond 4 .125 04/30/33 487,617
199,000 United States Treasury Note/Bond 4 .250 08/15/35 192,680
513,000 United States Treasury Note/Bond 4 .125 02/15/36 490,236
661,000 United States Treasury Note/Bond 4 .375 05/15/36 643,649
325,000 United States Treasury Note/Bond 4 .125 08/15/44 282,204
2,549,000 United States Treasury Note/Bond 4 .625 11/15/44 2,359,617
151,000 United States Treasury Note/Bond 4 .750 02/15/45 141,916
426,000 United States Treasury Note/Bond 5 .000 05/15/45 412,704
368,000 United States Treasury Note/Bond 4 .875 08/15/45 350,693
140,000 United States Treasury Note/Bond 4 .625 11/15/45 129,063
100,000 United States Treasury Note/Bond 4 .625 02/15/46 92,125
1,050,000 United States Treasury Note/Bond 5 .000 05/15/46 1,015,711
2,326,000 United States Treasury Note/Bond 4 .750 05/15/55 2,147,280
142,000 United States Treasury Note/Bond 4 .625 11/15/55 128,510
148,000 United States Treasury Note/Bond 4 .750 02/15/56 136,761
TOTAL U.S. TREASURY
(Cost $10,884,051) 10,381,795
TOTAL LONG-TERM INVESTMENTS
(Cost $55,073,222) 54,133,759
OTHER ASSETS & LIABILITIES, NET - 2.1% 1,154,945
NET ASSETS - 100% $ 55,288,704
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $18,945,701 or 35.0% of Total Investments.
(b) Perpetual security. Maturity date is not applicable.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Portfolio of Investments July 31, 2026
NUAG
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.5%
CORPORATE DEBT - 30.5%
FINANCIALS - 9.8%
$ 15,000 Aegon Ltd 5 .500% 04/11/48 $ 14,984
5,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4 .625 10/15/27 4,998
1,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .000 10/29/28 961
150,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .150 09/30/30 155,360
23,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5 .375 12/15/31 23,089
138,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .300 01/30/32 124,849
10,000 Aetna Inc 6 .750 12/15/37 10,669
4,000 Aetna Inc 4 .500 05/15/42 3,329
10,000 Aetna Inc 4 .750 03/15/44 8,292
10,000 Affiliated Managers Group Inc 3 .300 06/15/30 9,384
5,000 Alexandria Real Estate Equities Inc 3 .375 08/15/31 4,564
20,000 Alexandria Real Estate Equities Inc 4 .750 04/15/35 18,628
50,000 Allstate Corp/The 5 .250 03/30/33 50,180
15,000 Allstate Corp/The 4 .500 06/15/43 12,497
38,000 Allstate Corp/The 3 .850 08/10/49 27,315
10,000 Ally Financial Inc 4 .750 06/09/27 10,015
10,000 Ally Financial Inc 7 .100 11/15/27 10,266
68,000 Ally Financial Inc 2 .200 11/02/28 64,188
86,000 Ally Financial Inc 8 .000 11/01/31 94,905
60,000 American Express Co 5 .915 04/25/35 61,284
43,000 American Express Co 4 .050 12/03/42 35,117
10,000 American Financial Group Inc/OH 4 .500 06/15/47 7,894
5,000 American Homes 4 Rent LP 5 .500 02/01/34 4,975
15,000 American International Group Inc 5 .750 04/01/48 15,021
5,000 American National Group Inc 5 .000 06/15/27 5,008
9,000 American National Group Inc 5 .750 10/01/29 9,115
19,000 Aon Corp 2 .800 05/15/30 17,599
1,000 Aon Corp / Aon Global Holdings PLC 2 .600 12/02/31 883
55,000 Aon Corp / Aon Global Holdings PLC 5 .350 02/28/33 55,244
5,000 Aon Corp / Aon Global Holdings PLC 2 .900 08/23/51 2,924
150,000 Aon North America Inc 5 .750 03/01/54 139,336
50,000 Apollo Debt Solutions BDC 5 .875 08/30/30 49,139
14,000 Apollo Global Management Inc 5 .800 05/21/54 12,832
25,000 Arch Capital Group Ltd 5 .250 06/15/36 24,427
10,000 Ares Capital Corp 2 .875 06/15/27 9,854
60,000 Ares Capital Corp 5 .500 09/01/30 58,907
10,000 Ares Capital Corp 5 .100 01/15/31 9,611
20,000 Ares Management Corp 5 .600 10/11/54 17,351
15,000 Ares Strategic Income Fund 5 .700 03/15/28 15,003
50,000 Ares Strategic Income Fund 5 .600 02/15/30 49,034
50,000 Arthur J Gallagher & Co 5 .150 02/15/35 48,652
5,000 Arthur J Gallagher & Co 3 .050 03/09/52 2,966
30,000 Arthur J Gallagher & Co 6 .750 02/15/54 31,457
100,000 Arthur J Gallagher & Co 5 .750 07/15/54 92,639
7,000 Assurant Inc 3 .700 02/22/30 6,659
10,000 Assurant Inc 2 .650 01/15/32 8,691
70,000 Athene Holding Ltd 4 .125 01/12/28 69,128
1,000 Athene Holding Ltd 6 .150 04/03/30 1,030
18,000 Athene Holding Ltd 3 .450 05/15/52 10,604
30,000 Athene Holding Ltd 6 .250 04/01/54 26,795
30,000 Athene Holding Ltd 6 .625 05/19/55 28,164
5,000 AXIS Specialty Finance LLC 3 .900 07/15/29 4,862
7,000 AXIS Specialty Finance PLC 4 .000 12/06/27 6,934
10,000 Bain Capital Specialty Finance Inc 5 .950 03/15/30 9,688
44,000 Banco Santander SA 2 .749 12/03/30 39,648
100,000 Banco Santander SA 6 .938 11/07/33 109,872
10,000 Banco Santander SA 6 .350 03/14/34 10,372
50,000 Bank of Montreal 4 .879 06/02/32 49,436
50,000 Bank of Montreal 5 .298 06/02/37 48,897

Portfolio of Investments July 31, 2026
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 15,000 Bank of Montreal 7 .300% 11/26/84 $ 15,522
50,000 Bank of Nova Scotia/The 4 .578 06/05/29 49,778
50,000 Bank of Nova Scotia/The 4 .904 06/05/32 49,348
40,000 Bank of Nova Scotia/The 4 .588 05/04/37 38,067
30,000 Bank of Nova Scotia/The 8 .625 10/27/82 31,061
11,000 BankUnited Inc 5 .125 06/11/30 10,808
65,000 Barclays PLC 4 .836 05/09/28 64,885
43,000 Barclays PLC 5 .088 06/20/30 42,955
24,000 Barclays PLC 3 .811 03/10/42 18,438
57,000 Barclays PLC 6 .036 03/12/55 55,998
20,000 BGC Group Inc 8 .000 05/25/28 20,840
5,000 Blackstone Private Credit Fund 3 .250 03/15/27 4,947
20,000 Blackstone Private Credit Fund 4 .000 01/15/29 19,164
20,000 Blackstone Private Credit Fund 5 .950 07/16/29 19,982
20,000 Blackstone Private Credit Fund 6 .250 01/25/31 19,930
50,000 (a) Blackstone Private Credit Fund 5 .950 05/15/31 48,960
10,000 Blackstone Secured Lending Fund 5 .300 06/30/30 9,693
50,000 Blackstone Secured Lending Fund 5 .900 05/21/31 48,625
1,000 Blue Owl Capital Corp 2 .625 01/15/27 989
5,000 Blue Owl Capital Corp 3 .125 04/13/27 4,923
10,000 (a) Blue Owl Capital Corp 6 .200 07/15/30 9,896
17,000 Blue Owl Capital Corp 6 .300 08/15/31 16,783
14,000 Blue Owl Credit Income Corp 4 .700 02/08/27 13,946
30,000 Blue Owl Credit Income Corp 5 .800 03/15/30 29,148
25,000 (b) Blue Owl Credit Income Corp 6 .550 10/15/31 24,681
30,000 Blue Owl Finance LLC 4 .375 02/15/32 27,300
15,000 Blue Owl Technology Finance Corp 6 .125 01/23/31 14,410
30,000 Boston Properties LP 6 .500 01/15/34 31,298
14,000 (a) Brighthouse Financial Inc 5 .625 05/15/30 14,100
50,000 Brighthouse Financial Inc 4 .700 06/22/47 33,093
10,000 Brown & Brown Inc 4 .900 06/23/30 9,908
24,000 Brown & Brown Inc 2 .375 03/15/31 21,153
70,000 Brown & Brown Inc 5 .250 06/23/32 69,151
35,000 Canadian Imperial Bank of Commerce 6 .092 10/03/33 36,592
20,000 Canadian Imperial Bank of Commerce 6 .500 07/28/86 19,793
29,000 Capital One Financial Corp 4 .100 02/09/27 28,963
45,000 Capital One Financial Corp 3 .750 03/09/27 44,844
44,000 Capital One Financial Corp 3 .800 01/31/28 43,417
21,000 Capital One Financial Corp 4 .927 05/10/28 21,039
7,000 Capital One Financial Corp 3 .273 03/01/30 6,713
50,000 Capital One Financial Corp 7 .624 10/30/31 54,374
56,000 Capital One Financial Corp 2 .359 07/29/32 48,143
13,000 Capital One Financial Corp 2 .618 11/02/32 11,424
31,000 Capital One Financial Corp 5 .268 05/10/33 30,716
10,000 Capital One Financial Corp 7 .964 11/02/34 11,312
100,000 Capital One Financial Corp 5 .399 01/30/37 96,759
50,000 Chubb INA Holdings LLC 5 .300 05/20/36 49,501
15,000 Chubb INA Holdings LLC 3 .050 12/15/61 8,612
55,000 Citigroup Inc 4 .450 09/29/27 54,860
200,000 Citigroup Inc 5 .827 02/13/35 200,550
54,000 Citigroup Inc 6 .020 01/24/36 54,662
10,000 Citigroup Inc 5 .300 05/06/44 9,080
46,000 Citigroup Inc 4 .750 05/18/46 38,033
22,000 Citizens Financial Group Inc 2 .500 02/06/30 20,230
40,000 Citizens Financial Group Inc 5 .253 03/05/31 40,117
50,000 Citizens Financial Group Inc 5 .299 01/29/36 48,950
8,000 CNA Financial Corp 3 .900 05/01/29 7,791
20,000 CNA Financial Corp 5 .500 06/15/33 20,042
8,000 CNO Financial Group Inc 5 .250 05/30/29 8,007
50,000 Cooperatieve Rabobank UA 5 .750 12/01/43 48,154
5,000 Corebridge Financial Inc 3 .650 04/05/27 4,971
46,000 Corebridge Financial Inc 3 .850 04/05/29 44,780

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 10,000 Corebridge Financial Inc 6 .050% 09/15/33 $ 10,275
50,000 Corebridge Financial Inc 4 .400 04/05/52 37,979
10,000 Corebridge Financial Inc 6 .875 12/15/52 10,115
5,000 Deutsche Bank AG/New York NY 5 .297 05/09/31 5,003
81,000 Deutsche Bank AG/New York NY 3 .547 09/18/31 75,769
80,000 Deutsche Bank AG/New York NY 7 .079 02/10/34 85,111
5,000 DOC DR LLC 2 .625 11/01/31 4,420
16,000 Elevance Health Inc 2 .550 03/15/31 14,394
42,000 Elevance Health Inc 4 .950 11/01/31 41,756
50,000 Elevance Health Inc 4 .550 03/01/48 39,989
10,000 Elevance Health Inc 3 .125 05/15/50 6,165
40,000 Elevance Health Inc 5 .650 06/15/54 36,558
10,000 Enact Holdings Inc 6 .250 05/28/29 10,258
13,000 Enstar Group Ltd 3 .100 09/01/31 11,482
61,000 Equitable Holdings Inc 4 .350 04/20/28 60,557
25,000 Essential Properties LP 5 .375 07/15/36 24,223
25,000 Essex Portfolio LP 5 .375 04/01/35 24,868
50,000 Everest Reinsurance Holdings Inc 4 .868 06/01/44 42,164
10,000 Everest Reinsurance Holdings Inc 3 .500 10/15/50 6,506
15,000 Everest Reinsurance Holdings Inc 3 .125 10/15/52 8,868
25,000 Extra Space Storage LP 4 .900 02/01/32 24,622
13,000 F&G Annuities & Life Inc 7 .400 01/13/28 13,314
50,000 Fairfax Financial Holdings Ltd 4 .850 04/17/28 50,023
24,000 Fairfax Financial Holdings Ltd 4 .625 04/29/30 23,658
10,000 Fairfax Financial Holdings Ltd 6 .000 12/07/33 10,278
22,000 Fairfax Financial Holdings Ltd 6 .100 03/15/55 20,595
25,000 (b) Fairfax Financial Holdings Ltd 6 .200 06/08/56 23,656
21,000 Fidelity National Financial Inc 3 .400 06/15/30 19,586
15,000 Fidelity National Financial Inc 3 .200 09/17/51 8,970
20,000 Fifth Third Bancorp 2 .550 05/05/27 19,742
13,000 Fifth Third Bancorp 3 .950 03/14/28 12,857
53,000 Fifth Third Bancorp 4 .055 04/25/28 52,757
60,000 Fifth Third Bancorp 6 .361 10/27/28 61,125
20,000 Fifth Third Bank NA 5 .332 08/25/33 19,741
11,000 First American Financial Corp 2 .400 08/15/31 9,502
30,000 First American Financial Corp 5 .450 09/30/34 29,051
10,000 First Horizon Bank 5 .750 05/01/30 10,058
34,000 First-Citizens Bank & Trust Co 6 .125 03/09/28 34,576
10,000 GATX Corp 3 .500 03/15/28 9,813
6,000 GATX Corp 4 .550 11/07/28 5,967
35,000 GATX Corp 6 .050 03/15/34 36,140
50,000 GATX Corp 4 .500 03/30/45 40,098
31,000 GATX Corp 3 .100 06/01/51 18,836
10,000 Goldman Sachs BDC Inc 6 .375 03/11/27 10,107
10,000 Goldman Sachs Capital I 6 .345 02/15/34 10,258
50,000 Goldman Sachs Group Inc/The 4 .972 06/03/32 49,322
50,000 Goldman Sachs Group Inc/The 5 .425 06/03/37 48,846
100,000 Goldman Sachs Group Inc/The 5 .655 07/21/37 99,545
75,000 Goldman Sachs Group Inc/The 5 .150 05/22/45 65,314
100,000 Goldman Sachs Group Inc/The 6 .215 07/21/57 99,043
20,000 Goldman Sachs Private Credit Corp 5 .050 02/23/28 19,879
20,000 Goldman Sachs Private Credit Corp 5 .875 01/31/31 19,644
25,000 Golub Capital BDC Inc 6 .250 06/01/31 24,617
20,000 Golub Capital Private Credit Fund 5 .875 05/01/30 19,599
25,000 (b) HA Sustainable Infrastructure Capital Inc 5 .950 07/15/33 24,709
20,000 HA Sustainable Infrastructure Capital Inc 6 .375 07/01/34 20,068
25,000 Hercules Capital Inc 6 .300 07/24/31 24,679
40,000 (b) HPS Corporate Lending Fund 5 .650 04/02/31 38,525
10,000 HPS Corporate Lending Fund 5 .950 04/14/32 9,665
90,000 HSBC Holdings PLC 2 .804 05/24/32 80,485
285,000 HSBC Holdings PLC 5 .133 11/06/36 274,056
60,000 Humana Inc 6 .000 05/01/55 55,208

Portfolio of Investments July 31, 2026
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 30,000 Huntington Bancshares Inc/OH 4 .443% 08/04/28 $ 29,903
62,000 Huntington Bancshares Inc/OH 2 .550 02/04/30 56,940
14,000 Huntington Bancshares Inc/OH 2 .487 08/15/36 11,976
10,000 Independent Bank Corp 7 .250 04/01/35 10,475
25,000 Invitation Homes Operating Partnership LP 4 .950 02/01/32 24,624
10,000 Jefferies Financial Group Inc 5 .875 07/21/28 10,179
19,000 Jefferies Financial Group Inc 4 .150 01/23/30 18,233
50,000 Jefferies Financial Group Inc 5 .125 04/28/31 48,942
50,000 Jefferies Financial Group Inc 2 .750 10/15/32 42,416
20,000 Jefferies Financial Group Inc 6 .500 01/20/43 19,611
50,000 JPMorgan Chase & Co 5 .803 07/23/41 49,495
42,000 Kemper Corp 3 .800 02/23/32 37,451
15,000 Keybank National Association 5 .850 11/15/27 15,207
15,000 Keybank National Association 4 .900 08/08/32 14,551
5,000 KeyCorp 2 .250 04/06/27 4,926
17,000 KeyCorp 2 .550 10/01/29 15,832
50,000 KeyCorp 5 .121 04/04/31 49,987
21,000 Lazard Group LLC 4 .500 09/19/28 20,850
10,000 Lazard Group LLC 6 .000 03/15/31 10,294
20,000 Lincoln National Corp 3 .800 03/01/28 19,720
36,000 Lincoln National Corp 5 .852 03/15/34 36,180
10,000 Lincoln National Corp 6 .300 10/09/37 10,281
40,000 Lloyds Banking Group PLC 7 .953 11/15/33 44,728
130,000 Lloyds Banking Group PLC 3 .369 12/14/46 92,017
50,000 LPL Holdings Inc 5 .150 06/15/30 49,796
15,000 M&T Bank Corp 5 .385 01/16/36 14,691
5,000 Main Street Capital Corp 6 .500 06/04/27 5,053
9,000 Marex UK Holdings Ltd 6 .404 11/04/29 9,191
50,000 Markel Group Inc 3 .500 11/01/27 49,289
12,000 Markel Group Inc 3 .350 09/17/29 11,458
20,000 Markel Group Inc 3 .450 05/07/52 12,869
20,000 Markel Group Inc 6 .000 05/16/54 19,084
25,000 Mercury General Corp 6 .250 06/15/36 24,875
20,000 MetLife Inc 4 .875 11/13/43 17,728
100,000 MetLife Inc 6 .350 03/15/55 101,440
65,000 Mizuho Financial Group Inc 5 .050 05/12/37 62,218
105,000 Morgan Stanley 1 .928 04/28/32 90,481
1,000 Morgan Stanley 2 .484 09/16/36 858
50,000 Morgan Stanley 5 .073 01/30/37 47,972
50,000 Morgan Stanley 5 .605 07/17/37 49,699
10,000 Morgan Stanley Direct Lending Fund 6 .150 05/17/29 10,068
25,000 Morgan Stanley Direct Lending Fund 6 .100 07/15/31 24,402
53,000 Nasdaq Inc 5 .550 02/15/34 53,580
70,000 Nasdaq Inc 3 .250 04/28/50 44,914
11,000 Nasdaq Inc 6 .100 06/28/63 10,664
12,000 NatWest Group PLC 3 .032 11/28/35 10,937
48,000 NatWest Group PLC 5 .908 03/03/47 44,919
10,000 (a) New Mountain Finance Corp 6 .875 02/01/29 9,997
11,000 NNN REIT Inc 3 .000 04/15/52 6,607
4,000 Nomura Holdings Inc 2 .710 01/22/29 3,792
12,000 Nomura Holdings Inc 3 .103 01/16/30 11,210
1,000 Nomura Holdings Inc 2 .679 07/16/30 909
100,000 Nomura Holdings Inc 6 .181 01/18/33 104,042
13,000 Nomura Holdings Inc 5 .491 06/29/35 12,940
3,000 North Haven Private Income Fund LLC 5 .750 02/01/30 2,908
5,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 4,948
10,000 Oaktree Strategic Credit Fund 6 .190 07/15/30 9,921
50,000 Old Republic International Corp 5 .700 06/01/36 49,149
10,000 Old Republic International Corp 3 .850 06/11/51 6,831
15,000 ORIX Corp 3 .700 07/18/27 14,893
30,000 PartnerRe Finance B LLC 4 .500 10/01/50 28,581
10,000 Pinnacle Financial Partners Inc 6 .168 11/01/30 10,170

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 3,000 Primerica Inc 2 .800% 11/19/31 $ 2,671
50,000 Principal Financial Group Inc 5 .300 01/15/37 48,491
15,000 Prudential Financial Inc 5 .750 07/15/33 15,597
7,000 Prudential Financial Inc 5 .700 09/15/48 7,007
50,000 Prudential Financial Inc 6 .250 06/15/56 49,530
25,000 Public Storage Operating Co 4 .700 02/01/32 24,675
10,000 Regions Bank/Birmingham AL 6 .450 06/26/37 10,384
34,000 Regions Financial Corp 1 .800 08/12/28 32,122
50,000 Reinsurance Group of America Inc 5 .750 09/15/34 50,417
74,000 Royal Bank of Canada 7 .500 05/02/84 76,426
10,000 Royal Bank of Canada 6 .350 11/24/84 9,498
50,000 Royal Bank of Canada 6 .500 11/24/85 48,548
20,000 Sabra Health Care LP 3 .200 12/01/31 17,960
80,000 Santander Holdings USA Inc 4 .400 07/13/27 79,882
1,000 Santander Holdings USA Inc 2 .490 01/06/28 991
50,000 Santander Holdings USA Inc 5 .220 06/05/32 49,339
25,000 Santander UK Group Holdings PLC 2 .469 01/11/28 24,757
10,000 Santander UK Group Holdings PLC 3 .823 11/03/28 9,880
50,000 Santander UK Group Holdings PLC 2 .896 03/15/32 45,130
20,000 Sixth Street Lending Partners 6 .125 07/15/30 19,963
10,000 Sixth Street Specialty Lending Inc 6 .950 08/14/28 10,249
60,000 Stewart Information Services Corp 3 .600 11/15/31 52,724
12,000 Stifel Financial Corp 4 .000 05/15/30 11,539
3,000 Sumisho Air Lease Corp 3 .625 04/01/27 2,980
22,000 Sumisho Air Lease Corp 3 .250 10/01/29 20,832
30,000 Sumisho Air Lease Corp 3 .000 02/01/30 27,929
50,000 (b) Sumisho Air Lease Corp 4 .850 03/24/31 49,079
20,000 (b) Sumisho Air Lease Corp 5 .500 03/24/36 19,490
10,000 Synchrony Bank 5 .625 08/23/27 10,096
10,000 Synchrony Financial 3 .950 12/01/27 9,887
40,000 Synchrony Financial 5 .935 08/02/30 40,596
10,000 Tanger Properties LP 2 .750 09/01/31 8,926
50,000 Toronto-Dominion Bank/The 4 .866 04/22/33 48,835
25,000 Toronto-Dominion Bank/The 8 .125 10/31/82 25,761
15,000 Toronto-Dominion Bank/The 6 .350 10/31/85 14,996
50,000 Truist Financial Corp 4 .597 01/27/32 48,813
50,000 Truist Financial Corp 4 .680 04/23/32 48,846
15,000 Unum Group 4 .000 06/15/29 14,646
50,000 Unum Group 4 .500 12/15/49 38,120
10,000 Ventas Realty LP 5 .000 01/15/35 9,649
30,000 Ventas Realty LP 4 .875 04/15/49 25,167
20,000 Voya Financial Inc 5 .700 07/15/43 19,017
10,000 Voya Financial Inc 4 .700 01/23/48 9,834
10,000 Webster Financial Corp 4 .100 03/25/29 9,722
50,000 Wells Fargo & Co 5 .950 12/15/36 50,199
200,000 Wells Fargo & Co 4 .650 11/04/44 163,335
50,000 Wells Fargo & Co 3 .900 05/01/45 37,908
10,000 Wells Fargo & Co 4 .400 06/14/46 7,827
175,000 Wells Fargo & Co 5 .433 01/23/47 161,194
5,000 Willis North America Inc 4 .650 06/15/27 5,004
14,000 Willis North America Inc 4 .500 09/15/28 13,926
70,000 Willis North America Inc 5 .050 09/15/48 59,581
25,000 WP Carey Inc 5 .200 09/15/36 24,120
13,000 Zions Bancorp NA 6 .816 11/19/35 13,448
TOTAL FINANCIALS 9,438,173
INDUSTRIAL - 10.5%
10,000 Adventist Health System/West 3 .630 03/01/49 6,692
50,000 (b) Agilent Technologies Inc 4 .900 01/15/32 49,591
4,000 Albemarle Corp 5 .050 06/01/32 3,954
20,000 Altria Group Inc 2 .450 02/04/32 17,417
11,000 Altria Group Inc 6 .875 11/01/33 11,995
34,000 Altria Group Inc 5 .800 02/14/39 33,563

Portfolio of Investments July 31, 2026
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 10,000 Altria Group Inc 3 .400% 02/04/41 $ 7,413
50,000 Altria Group Inc 4 .450 05/06/50 37,616
50,000 (c) American Airlines 2026-2 Class A Pass Through Trust 5 .700 02/20/39 50,034
50,000 American Honda Finance Corp 5 .250 07/08/33 49,279
10,000 American Tower Corp 5 .450 02/15/34 9,981
30,000 American Tower Corp 3 .700 10/15/49 20,775
70,000 Amgen Inc 6 .375 06/01/37 74,454
98,000 Amgen Inc 3 .150 02/21/40 74,109
6,000 Amgen Inc 5 .150 11/15/41 5,558
1,000 Amgen Inc 3 .000 01/15/52 610
11,000 Amgen Inc 4 .200 02/22/52 8,206
122,000 Amgen Inc 2 .770 09/01/53 68,092
50,000 APA Corp 5 .350 07/01/49 41,978
4,000 AppLovin Corp 5 .500 12/01/34 3,940
13,000 Aptiv Swiss Holdings Ltd 3 .100 12/01/51 7,609
20,000 ArcelorMittal SA 6 .750 03/01/41 21,104
143,000 AT&T Inc 2 .750 06/01/31 128,721
57,000 AT&T Inc 4 .850 03/01/39 50,832
110,000 AT&T Inc 6 .000 08/15/40 108,508
100,000 AT&T Inc 3 .500 06/01/41 73,612
93,000 AT&T Inc 4 .750 05/15/46 73,789
96,000 AT&T Inc 5 .150 02/15/50 79,535
10,000 AT&T Inc 5 .700 03/01/57 8,864
70,000 AT&T Inc 3 .650 09/15/59 41,473
40,000 AT&T Inc 3 .500 02/01/61 22,812
21,000 Barrick North America Finance LLC 5 .700 05/30/41 20,593
31,000 BAT Capital Corp 4 .742 03/16/32 30,471
20,000 BAT Capital Corp 4 .390 08/15/37 17,876
20,000 BAT Capital Corp 7 .079 08/02/43 21,553
15,000 BAT Capital Corp 4 .758 09/06/49 12,072
50,000 BAT Capital Corp 3 .984 09/25/50 35,365
20,000 Baxter International Inc 3 .500 08/15/46 13,082
13,000 Bell Telephone Co of Canada or Bell Canada 5 .200 02/15/34 12,715
50,000 (a) Bell Telephone Co of Canada or Bell Canada 5 .450 11/15/36 48,291
11,000 Bell Telephone Co of Canada or Bell Canada 4 .464 04/01/48 8,757
20,000 Berry Global Inc 5 .650 01/15/34 20,150
34,000 Biogen Inc 5 .200 09/15/45 30,327
6,000 Boardwalk Pipelines LP 5 .625 08/01/34 6,011
65,000 Boeing Co/The 5 .705 05/01/40 64,225
40,000 Boeing Co/The 3 .500 03/01/45 27,859
70,000 Boeing Co/The 3 .900 05/01/49 49,799
50,000 Boeing Co/The 5 .805 05/01/50 47,230
19,000 Boeing Co/The 3 .825 03/01/59 12,451
50,000 (a) Booz Allen Hamilton Inc 5 .950 04/15/35 49,124
8,000 BorgWarner Inc 4 .375 03/15/45 6,440
20,000 Bunge Ltd Finance Corp 5 .250 04/21/32 20,050
10,000 Campbell's Company/The 3 .125 04/24/50 5,801
10,000 Canadian Natural Resources Ltd 6 .250 03/15/38 10,382
22,000 Canadian Natural Resources Ltd 6 .750 02/01/39 23,537
10,000 Canadian Pacific Railway Co 4 .800 09/15/35 9,614
10,000 Canadian Pacific Railway Co 3 .000 12/02/41 7,169
14,000 Canadian Pacific Railway Co 4 .700 05/01/48 11,774
35,000 Canadian Pacific Railway Co 4 .200 11/15/69 24,543
5,000 Canadian Pacific Railway Co 6 .125 09/15/15 4,890
20,000 Cardinal Health Inc 4 .500 11/15/44 16,248
6,000 Carrier Global Corp 3 .577 04/05/50 4,130
10,000 Carrier Global Corp 6 .200 03/15/54 10,174
50,000 Celulosa Arauco y Constitucion SA 5 .500 11/02/47 42,784
50,000 Cencora Inc 4 .900 02/13/36 47,860
6,000 Cenovus Energy Inc 2 .650 01/15/32 5,307
5,000 Cenovus Energy Inc 5 .250 06/15/37 4,754
10,000 CF Industries Inc 5 .375 03/15/44 9,150

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 20,000 (a) Charter Communications Operating LLC / Charter
Communications Operating Capital
2 .800% 04/01/31 $ 17,508
5,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4 .400 04/01/33 4,484
60,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .384 10/23/35 58,062
1,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3 .500 03/01/42 663
100,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .484 10/23/45 86,709
54,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5 .375 05/01/47 41,087
50,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5 .125 07/01/49 36,191
21,000 (a) Charter Communications Operating LLC / Charter
Communications Operating Capital
5 .250 04/01/53 15,432
25,000 (b) Cheniere Energy Partners LP 5 .350 11/30/36 24,321
25,000 (b) Cheniere Energy Partners LP 6 .050 11/30/56 24,006
20,000 Cigna Group/The 3 .200 03/15/40 15,138
50,000 Cigna Group/The 6 .125 11/15/41 50,788
33,000 Cigna Group/The 4 .900 12/15/48 27,790
20,000 Cigna Group/The 3 .400 03/15/51 13,061
11,000 Conagra Brands Inc 5 .300 11/01/38 10,156
10,000 Constellation Brands Inc 5 .250 11/15/48 8,859
10,000 Continental Resources Inc/OK 4 .900 06/01/44 7,951
10,000 Corning Inc 3 .900 11/15/49 7,167
50,000 Corning Inc 5 .850 11/15/68 45,599
25,000 Corning Inc 5 .450 11/15/79 21,359
20,000 CRH America Finance Inc 5 .875 01/09/55 19,247
10,000 Crown Castle Inc 4 .750 05/15/47 8,074
50,000 Crown Castle Inc 5 .200 02/15/49 42,646
50,000 CVS Health Corp 5 .000 09/15/32 49,559
40,000 CVS Health Corp 5 .250 02/21/33 40,007
28,000 CVS Health Corp 4 .780 03/25/38 25,565
5,000 CVS Health Corp 6 .125 09/15/39 5,082
100,000 CVS Health Corp 5 .050 03/25/48 84,459
20,000 CVS Health Corp 6 .000 06/01/63 18,555
9,000 Dell International LLC / EMC Corp 4 .750 10/06/32 8,743
20,000 Dell International LLC / EMC Corp 8 .100 07/15/36 23,186
50,000 Dell International LLC / EMC Corp 5 .250 02/15/37 47,994
10,000 Dell International LLC / EMC Corp 8 .350 07/15/46 12,101
7,000 (b) Devon Energy Corp 5 .600 03/15/34 7,083
19,000 Devon Energy Corp 5 .600 07/15/41 18,231
10,000 Devon Energy Corp 4 .750 05/15/42 8,599
21,000 Diamondback Energy Inc 5 .900 04/18/64 19,510
10,000 Dick's Sporting Goods Inc 4 .100 01/15/52 6,908
7,000 Dollar General Corp 4 .125 04/03/50 5,177
11,000 Dollar Tree Inc 3 .375 12/01/51 7,015
3,000 Dover Corp 5 .375 10/15/35 3,010
14,000 Dow Chemical Co/The 6 .300 03/15/33 14,575
12,000 Dow Chemical Co/The 4 .250 10/01/34 10,768
8,000 Dow Chemical Co/The 5 .250 11/15/41 7,093
10,000 Dow Chemical Co/The 5 .550 11/30/48 8,618
10,000 Dow Chemical Co/The 5 .600 02/15/54 8,585
20,000 Dow Chemical Co/The 5 .950 03/15/55 18,049
10,000 DuPont de Nemours Inc 5 .419 11/15/48 9,027
3,000 Eagle Materials Inc 2 .500 07/01/31 2,655
50,000 Eastern Energy Gas Holdings LLC 5 .800 01/15/35 50,777
70,000 Eastern Energy Gas Holdings LLC 6 .200 01/15/55 68,634
6,000 Eastman Chemical Co 4 .800 09/01/42 5,161
10,000 Eastman Chemical Co 4 .650 10/15/44 8,266
20,000 eBay Inc 4 .000 07/15/42 15,318

Portfolio of Investments July 31, 2026
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 4,000 Embraer Netherlands Finance BV 5 .400% 01/09/38 $ 3,804
20,000 Enbridge Inc 5 .700 03/08/33 20,398
20,000 Enbridge Inc 6 .700 11/15/53 20,956
20,000 Enbridge Inc 8 .500 01/15/84 22,601
200,000 Energy Transfer LP 5 .600 09/01/34 200,428
22,000 Energy Transfer LP 5 .800 06/15/38 21,902
73,000 Energy Transfer LP 4 .950 01/15/43 62,502
16,000 Energy Transfer LP 5 .150 02/01/43 13,953
22,000 Energy Transfer LP 5 .000 05/15/44 18,603
5,000 Equifax Inc 5 .100 12/15/27 5,029
22,000 Equifax Inc 2 .350 09/15/31 19,176
100,000 Equifax Inc 5 .650 08/15/33 100,328
10,000 Equinix Inc 2 .500 05/15/31 8,847
50,000 Equinix Inc 5 .800 08/15/36 49,501
50,000 Equinix Inc 3 .000 07/15/50 30,034
20,000 Equinix Inc 2 .950 09/15/51 11,626
30,000 FactSet Research Systems Inc 3 .450 03/01/32 26,993
10,000 FedEx Corp 4 .900 01/15/34 9,765
6,000 FedEx Corp 5 .100 01/15/44 5,332
41,000 Fidelity National Information Services Inc 1 .650 03/01/28 39,070
50,000 Fidelity National Information Services Inc 4 .750 05/15/48 40,096
96,000 Fiserv Inc 5 .625 08/21/33 95,272
40,000 Fiserv Inc 5 .450 03/15/34 38,988
2,000 Fiserv Inc 5 .250 08/11/35 1,910
15,000 Fiserv Inc 4 .400 07/01/49 11,236
16,000 Ford Motor Co 7 .450 07/16/31 17,184
10,000 Ford Motor Co 7 .400 11/01/46 10,226
10,000 Ford Motor Co 5 .291 12/08/46 7,994
9,000 Ford Motor Credit Co LLC 6 .054 11/05/31 9,051
11,000 Ford Motor Credit Co LLC 6 .532 03/19/32 11,277
13,000 (a) Ford Motor Credit Co LLC 5 .869 10/31/35 12,546
20,000 Fox Corp 5 .576 01/25/49 17,959
10,000 Freeport-McMoRan Inc 5 .400 11/14/34 9,966
15,000 GE HealthCare Technologies Inc 6 .377 11/22/52 15,244
12,000 General Mills Inc 4 .550 04/17/38 10,691
10,000 General Mills Inc 5 .400 06/15/40 9,571
42,000 General Motors Co 6 .600 04/01/36 44,260
50,000 General Motors Co 6 .250 10/02/43 48,685
10,000 General Motors Financial Co Inc 5 .950 04/04/34 10,185
10,000 Genuine Parts Co 6 .875 11/01/33 10,694
25,000 Global Payments Inc 4 .550 03/15/28 24,831
6,000 Global Payments Inc 4 .450 06/01/28 5,942
45,000 Global Payments Inc 2 .900 05/15/30 41,104
59,000 Global Payments Inc 2 .900 11/15/31 51,541
32,000 Global Payments Inc 5 .550 11/15/35 30,476
52,000 Global Payments Inc 4 .150 08/15/49 36,349
12,000 GLP Capital LP / GLP Financing II Inc 5 .750 11/01/37 11,504
4,000 Haleon US Capital LLC 4 .000 03/24/52 2,975
20,000 Halliburton Co 4 .850 11/15/35 18,978
9,000 Halliburton Co 4 .500 11/15/41 7,698
18,000 Halliburton Co 4 .750 08/01/43 15,240
30,000 Hasbro Inc 5 .100 05/15/44 25,483
33,000 HCA Inc 5 .450 04/01/31 33,416
50,000 HCA Inc 5 .300 05/15/36 48,489
30,000 HCA Inc 5 .125 06/15/39 27,776
60,000 HCA Inc 4 .375 03/15/42 49,313
10,000 HCA Inc 3 .500 07/15/51 6,381
20,000 HCA Inc 6 .000 04/01/54 18,764
25,000 HEICO Corp 5 .400 08/01/36 24,747
14,000 (a) Hewlett Packard Enterprise Co 6 .200 10/15/35 14,646
10,000 Hewlett Packard Enterprise Co 6 .350 10/15/45 9,813
20,000 Hexcel Corp 5 .875 02/26/35 20,301

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 50,000 Hubbell Inc 5 .150% 06/15/36 $ 48,597
30,000 Intel Corp 4 .000 12/15/32 27,835
46,000 Intel Corp 5 .300 05/15/36 44,411
130,000 Intel Corp 3 .250 11/15/49 79,519
30,000 Intel Corp 5 .700 02/10/53 26,626
55,000 Intel Corp 3 .100 02/15/60 29,030
65,000 Intel Corp 3 .200 08/12/61 34,931
10,000 International Flavors & Fragrances Inc 4 .375 06/01/47 7,849
18,000 International Paper Co 4 .800 06/15/44 15,152
10,000 International Paper Co 5 .150 05/15/46 8,636
7,000 International Paper Co 4 .400 08/15/47 5,387
30,000 J M Smucker Co/The 4 .375 03/15/45 24,282
25,000 (b) JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co
Holdings
5 .625 03/10/37 24,392
70,000 JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co
Holdings
6 .500 12/01/52 67,673
12,000 Johnson Controls International plc 4 .950 07/02/64 9,858
20,000 Keurig Dr Pepper Inc 4 .420 12/15/46 15,559
13,000 Keurig Dr Pepper Inc 4 .500 04/15/52 10,000
20,000 Kinder Morgan Energy Partners LP 7 .500 11/15/40 22,738
41,000 Kinder Morgan Energy Partners LP 6 .375 03/01/41 42,214
30,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 27,097
30,000 Kinder Morgan Inc 7 .800 08/01/31 33,654
11,000 Kinder Morgan Inc 3 .600 02/15/51 7,346
50,000 (c) Kinder Morgan Inc 6 .150 08/01/56 48,650
10,000 Koninklijke Philips NV 6 .875 03/11/38 10,970
50,000 Kraft Heinz Foods Co 5 .000 06/04/42 43,244
20,000 Kraft Heinz Foods Co 4 .375 06/01/46 15,392
24,000 Kraft Heinz Foods Co 5 .500 06/01/50 21,050
10,000 Kroger Co/The 4 .450 02/01/47 7,922
74,000 Kroger Co/The 5 .400 01/15/49 66,612
50,000 Kyndryl Holdings Inc 4 .100 10/15/41 34,884
9,000 L3Harris Technologies Inc 5 .250 06/01/31 9,090
10,000 L3Harris Technologies Inc 5 .054 04/27/45 8,932
10,000 Laboratory Corp of America Holdings 4 .550 04/01/32 9,737
12,000 Leggett & Platt Inc 3 .500 11/15/51 7,016
100,000 Lowe's Cos Inc 5 .000 04/15/40 92,543
9,000 Lowe's Cos Inc 4 .050 05/03/47 6,737
41,000 Lowe's Cos Inc 4 .250 04/01/52 30,511
29,000 LYB International Finance BV 5 .250 07/15/43 24,824
15,000 LYB International Finance III LLC 5 .625 05/15/33 14,964
10,000 LYB International Finance III LLC 3 .800 10/01/60 6,083
11,000 Marathon Petroleum Corp 6 .500 03/01/41 11,499
10,000 Marathon Petroleum Corp 5 .850 12/15/45 9,262
40,000 Marriott International Inc/MD 3 .500 10/15/32 36,391
21,000 Martin Marietta Materials Inc 3 .200 07/15/51 13,053
20,000 Masco Corp 4 .500 05/15/47 15,980
55,000 McDonald's Corp 4 .700 12/09/35 52,704
14,000 McDonald's Corp 5 .000 02/13/36 13,698
39,000 McDonald's Corp 3 .625 09/01/49 27,094
27,000 (b) Mobility Global Inc 6 .050 06/15/36 26,604
50,000 Molson Coors Beverage Co 4 .900 07/08/31 49,393
18,000 Molson Coors Beverage Co 4 .200 07/15/46 13,734
20,000 Mondelez International Inc 1 .875 10/15/32 16,880
30,000 Montefiore Obligated Group 5 .246 11/01/48 23,660
35,000 Moody's Corp 2 .000 08/19/31 30,547
30,000 Moody's Corp 5 .000 08/05/34 29,363
30,000 Moody's Corp 2 .550 08/18/60 14,211
10,000 Moody's Corp 3 .100 11/29/61 5,617
10,000 Mosaic Co/The 5 .625 11/15/43 9,188
19,000 MPLX LP 4 .800 02/15/31 18,757
32,000 MPLX LP 4 .500 04/15/38 28,332

Portfolio of Investments July 31, 2026
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 40,000 MPLX LP 5 .200% 03/01/47 $ 34,517
20,000 MPLX LP 5 .200 12/01/47 17,192
12,000 MPLX LP 6 .200 09/15/55 11,504
20,000 MSCI Inc 5 .150 03/15/36 18,977
20,000 Mylan Inc 5 .200 04/15/48 16,025
50,000 National Fuel Gas Co 5 .950 03/15/35 50,837
11,000 Norfolk Southern Corp 4 .800 08/15/43 9,534
30,000 Norfolk Southern Corp 4 .450 06/15/45 24,810
28,000 Norfolk Southern Corp 3 .700 03/15/53 19,142
25,000 Norfolk Southern Corp 5 .100 08/01/18 20,970
10,000 Norfolk Southern Corp 4 .100 05/15/21 6,588
30,000 Northrop Grumman Corp 5 .250 05/01/50 26,806
30,000 Northrop Grumman Corp 5 .200 06/01/54 26,562
100,000 NOV Inc 3 .950 12/01/42 75,587
25,000 Nutrien Ltd 4 .850 05/29/31 24,803
25,000 Nutrien Ltd 5 .350 05/29/36 24,466
12,000 Nutrien Ltd 5 .625 12/01/40 11,649
10,000 Nutrien Ltd 6 .125 01/15/41 10,201
10,000 Nutrien Ltd 3 .950 05/13/50 7,231
21,000 NXP BV / NXP Funding LLC / NXP USA Inc 3 .250 11/30/51 13,052
20,000 (a) Occidental Petroleum Corp 5 .375 01/01/32 20,103
30,000 Occidental Petroleum Corp 6 .200 03/15/40 30,251
10,000 Occidental Petroleum Corp 4 .400 04/15/46 7,973
9,000 Omnicom Group Inc 5 .375 06/15/33 8,810
20,000 Omnicom Group Inc 5 .400 10/01/48 17,019
13,000 ONEOK Inc 6 .050 09/01/33 13,403
30,000 ONEOK Inc 6 .400 05/01/37 31,150
13,000 ONEOK Inc 5 .150 10/15/43 11,382
50,000 ONEOK Inc 7 .150 01/15/51 53,379
10,000 ONEOK Inc 6 .250 10/15/55 9,600
19,000 ONEOK Partners LP 6 .125 02/01/41 19,064
80,000 Oracle Corp 4 .900 02/06/33 73,593
54,000 Oracle Corp 3 .800 11/15/37 40,697
96,000 Oracle Corp 3 .650 03/25/41 65,118
170,000 Oracle Corp 4 .500 07/08/44 119,040
52,000 Oracle Corp 4 .125 05/15/45 34,215
80,000 Oracle Corp 5 .875 09/26/45 65,642
25,000 Oracle Corp 3 .600 04/01/50 14,328
10,000 Oracle Corp 3 .950 03/25/51 6,095
50,000 Oracle Corp 5 .950 09/26/55 39,727
115,000 Oracle Corp 3 .850 04/01/60 64,568
14,000 Orange SA 5 .375 01/13/42 13,071
11,000 Otis Worldwide Corp 3 .112 02/15/40 8,262
20,000 Ovintiv Inc 7 .100 07/15/53 21,411
10,000 Owens Corning 7 .000 12/01/36 11,019
4,000 Owens Corning 4 .300 07/15/47 3,109
3,000 Packaging Corp of America 3 .050 10/01/51 1,857
5,000 Phillips 66 5 .875 05/01/42 4,927
26,000 Phillips 66 3 .300 03/15/52 16,193
40,000 Phillips 66 Co 6 .200 03/15/56 39,801
30,000 Plains All American Pipeline LP / PAA Finance Corp 4 .300 01/31/43 23,819
10,000 Quest Diagnostics Inc 4 .700 03/30/45 8,649
45,000 Regal Rexnord Corp 6 .400 04/15/33 46,925
100,000 Rogers Communications Inc 7 .500 08/15/38 110,204
50,000 Royalty Pharma PLC 3 .550 09/02/50 33,304
4,000 RPM International Inc 4 .250 01/15/48 3,086
10,000 RTX Corp 1 .900 09/01/31 8,665
60,000 RTX Corp 4 .450 11/16/38 54,175
17,000 RTX Corp 4 .500 06/01/42 14,651
10,000 RTX Corp 4 .625 11/16/48 8,278
12,000 RTX Corp 2 .820 09/01/51 7,067
40,000 RTX Corp 6 .400 03/15/54 41,751

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 25,000 (c) Ryder System Inc 5 .000% 09/15/31 $ 24,847
35,000 S&P Global Inc 2 .300 08/15/60 16,134
30,000 Sekisui House US Inc 6 .000 01/15/43 26,582
10,000 Sherwin-Williams Co/The 4 .000 12/15/42 7,882
10,000 Sherwin-Williams Co/The 3 .300 05/15/50 6,471
20,000 Smurfit Kappa Treasury ULC 5 .777 04/03/54 19,068
20,000 Solventum Corp 5 .900 04/30/54 18,827
10,000 Sonoco Products Co 5 .750 11/01/40 9,881
25,000 Sony Group Corp 5 .089 06/30/36 24,402
10,000 Southern Copper Corp 7 .500 07/27/35 11,309
20,000 Southern Copper Corp 6 .750 04/16/40 21,572
7,000 Southern Copper Corp 5 .250 11/08/42 6,405
50,000 (b) Space Exploration Technologies Corp 5 .350 07/15/31 48,666
100,000 (b) Space Exploration Technologies Corp 5 .875 07/15/36 93,408
50,000 (b) Space Exploration Technologies Corp 6 .650 07/15/56 44,248
30,000 Spectra Energy Partners LP 4 .500 03/15/45 24,278
10,000 Stanley Black & Decker Inc 4 .850 11/15/48 8,166
31,000 Starbucks Corp 3 .350 03/12/50 20,162
16,000 Stryker Corp 4 .100 04/01/43 12,895
24,000 Suncor Energy Inc 4 .000 11/15/47 17,591
50,000 Synopsys Inc 5 .150 04/01/35 48,519
50,000 Sysco Corp 6 .600 04/01/40 52,591
15,000 Sysco Corp 3 .150 12/14/51 9,088
60,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 37,921
31,000 Takeda Pharmaceutical Co Ltd 3 .375 07/09/60 18,837
10,000 Take-Two Interactive Software Inc 4 .000 04/14/32 9,440
10,000 Take-Two Interactive Software Inc 5 .600 06/12/34 10,074
10,000 Targa Resources Corp 5 .550 08/15/35 9,920
30,000 Targa Resources Corp 6 .500 02/15/53 30,073
14,000 Telefonica Emisiones SA 7 .045 06/20/36 15,078
14,000 Telefonica Emisiones SA 4 .665 03/06/38 12,399
30,000 Telefonica Emisiones SA 5 .213 03/08/47 25,285
38,000 Time Warner Cable LLC 5 .500 09/01/41 31,325
10,000 T-Mobile USA Inc 2 .250 11/15/31 8,673
150,000 T-Mobile USA Inc 4 .375 04/15/40 126,696
50,000 T-Mobile USA Inc 3 .400 10/15/52 30,466
50,000 T-Mobile USA Inc 5 .850 02/15/56 45,297
19,000 TransCanada PipeLines Ltd 5 .100 03/15/49 17,129
30,000 Transcanada Trust 5 .600 03/07/82 29,383
50,000 Transcontinental Gas Pipe Line Co LLC 5 .100 03/15/36 48,413
36,000 Transcontinental Gas Pipe Line Co LLC 3 .950 05/15/50 26,243
4,000 Triton Container International Ltd / TAL International Container
Corp
3 .250 03/15/32 3,546
10,000 Tyson Foods Inc 4 .550 06/02/47 8,104
11,000 Tyson Foods Inc 5 .100 09/28/48 9,476
20,000 Uber Technologies Inc 5 .350 09/15/54 17,692
60,000 Vale Canada Ltd 7 .200 09/15/32 64,530
20,000 Vale Overseas Ltd 6 .125 06/12/33 20,736
10,000 Valero Energy Corp 2 .800 12/01/31 8,937
10,000 Valero Energy Corp 7 .500 04/15/32 11,167
10,000 Valero Energy Corp 6 .625 06/15/37 10,772
23,000 Valero Energy Corp 3 .650 12/01/51 15,455
50,000 VeriSign Inc 5 .250 06/01/32 49,883
11,000 Verisk Analytics Inc 5 .250 03/15/35 10,726
217,000 Verizon Communications Inc 2 .650 11/20/40 147,724
102,000 Verizon Communications Inc 3 .400 03/22/41 75,643
7,000 Verizon Communications Inc 2 .850 09/03/41 4,775
80,000 Verizon Communications Inc 4 .862 08/21/46 65,930
16,000 Verizon Communications Inc 4 .000 03/22/50 11,522
26,000 Verizon Communications Inc 3 .875 03/01/52 17,873
50,000 Verizon Communications Inc 5 .875 11/30/55 45,676
5,000 Verizon Communications Inc 3 .000 11/20/60 2,701

Portfolio of Investments July 31, 2026
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 10,000 Vertiv Holdings Co 5 .650% 03/15/46 $ 9,229
14,000 Viatris Inc 3 .850 06/22/40 10,708
15,000 VICI Properties LP 5 .125 05/15/32 14,630
10,000 VICI Properties LP 5 .625 05/15/52 8,759
24,000 Vodafone Group PLC 6 .250 11/30/32 25,181
70,000 Vodafone Group PLC 4 .875 06/19/49 56,927
20,000 Vulcan Materials Co 4 .700 03/01/48 16,576
50,000 Western Midstream Operating LP 5 .700 07/01/36 49,357
20,000 Western Midstream Operating LP 5 .250 02/01/50 16,639
20,000 Western Union Co/The 2 .750 03/15/31 17,881
23,000 Westlake Corp 3 .125 08/15/51 13,443
10,000 Westlake Corp 3 .375 08/15/61 5,610
20,000 Williams Cos Inc/The 5 .650 03/15/33 20,290
10,000 Williams Cos Inc/The 5 .800 11/15/43 9,537
20,000 Woodside Finance Ltd 5 .100 09/12/34 19,361
25,000 Xylem Inc/NY 5 .200 06/01/33 25,032
25,000 Xylem Inc/NY 5 .450 06/01/36 25,007
10,000 Yamana Gold Inc 2 .630 08/15/31 8,805
6,000 Zimmer Biomet Holdings Inc 5 .750 11/30/39 5,915
10,000 Zoetis Inc 5 .600 11/16/32 10,240
21,000 Zoetis Inc 4 .700 02/01/43 18,147
TOTAL INDUSTRIAL 10,128,466
UTILITY - 10.2%
50,000 AEP Texas Inc 5 .700 05/15/34 50,575
65,000 AEP Texas Inc 3 .800 10/01/47 46,098
100,000 AEP Texas Inc 5 .250 05/15/52 86,052
50,000 AES Corp/The 5 .750 07/15/33 49,525
30,000 Ameren Corp 5 .375 03/15/35 29,706
100,000 American Electric Power Co Inc 5 .625 03/01/33 102,099
100,000 American Electric Power Co Inc 6 .050 03/15/56 98,273
300,000 Appalachian Power Co 2 .700 04/01/31 271,304
50,000 Appalachian Power Co 7 .000 04/01/38 54,804
18,000 Arizona Public Service Co 5 .550 08/01/33 18,149
187,000 Arizona Public Service Co 5 .700 08/15/34 189,704
30,000 Arizona Public Service Co 5 .050 09/01/41 27,277
20,000 Arizona Public Service Co 4 .200 08/15/48 15,230
20,000 Arizona Public Service Co 4 .250 03/01/49 15,151
50,000 Arizona Public Service Co 2 .650 09/15/50 28,761
50,000 Arizona Public Service Co 5 .900 08/15/55 47,684
5,000 Atmos Energy Corp 2 .850 02/15/52 2,943
10,000 Black Hills Corp 4 .550 01/31/31 9,745
10,000 Black Hills Corp 4 .200 09/15/46 7,715
61,000 Black Hills Corp 3 .875 10/15/49 42,813
80,000 (a) CenterPoint Energy Inc 6 .850 02/15/55 82,815
18,000 Cleco Corporate Holdings LLC 4 .973 05/01/46 14,777
10,000 CMS Energy Corp 4 .700 03/31/43 8,310
11,000 CMS Energy Corp 4 .875 03/01/44 9,415
35,000 CMS Energy Corp 6 .500 06/01/55 35,411
46,000 Constellation Energy Generation LLC 4 .800 01/15/32 45,100
50,000 Constellation Energy Generation LLC 5 .800 03/01/33 51,346
50,000 Constellation Energy Generation LLC 6 .125 01/15/34 52,156
210,000 Constellation Energy Generation LLC 6 .500 10/01/53 215,376
25,000 Consumers Energy Co 6 .100 08/15/56 24,938
20,000 Consumers Energy Co 4 .350 08/31/64 14,493
70,000 Dayton Power & Light Co/The 3 .950 06/15/49 50,599
20,000 Dominion Energy Inc 2 .250 08/15/31 17,541
128,000 Dominion Energy Inc 7 .000 06/15/38 140,487
7,000 Dominion Energy Inc 4 .900 08/01/41 6,226
72,000 Dominion Energy Inc 4 .850 08/15/52 58,970
150,000 Dominion Energy Inc 7 .000 06/01/54 156,502
100,000 Dominion Energy Inc 6 .625 05/15/55 100,751
25,000 Dominion Energy Inc 6 .150 12/15/56 24,733

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 50,000 DTE Electric Co 4 .850% 03/01/36 $ 47,761
25,000 DTE Energy Co 5 .850 06/01/34 25,664
75,000 Duke Energy Corp 4 .500 08/15/32 72,444
135,000 Duke Energy Corp 4 .950 09/15/35 129,358
287,000 Duke Energy Corp 3 .950 08/15/47 208,783
1,000 Duke Energy Corp 5 .000 08/15/52 826
75,000 Duke Energy Corp 6 .450 09/01/54 76,813
50,000 Duke Energy Indiana LLC 4 .950 03/15/36 48,103
27,000 El Paso Electric Co 5 .000 12/01/44 22,816
28,000 Emera US Finance LLC 5 .200 04/01/33 27,449
25,000 Emera US Finance LP 2 .639 06/15/31 22,273
32,000 Emera US Finance LP 4 .750 06/15/46 26,206
1,000 Entergy Corp 3 .750 06/15/50 693
100,000 Entergy Corp 5 .875 06/15/56 98,887
50,000 Entergy Mississippi LLC 5 .050 04/15/36 48,065
50,000 Essential Utilities Inc 5 .125 03/15/36 48,181
10,000 Essential Utilities Inc 4 .276 05/01/49 7,687
21,000 Essential Utilities Inc 3 .351 04/15/50 13,579
250,000 Eversource Energy 5 .850 04/15/31 257,096
15,000 Eversource Energy 3 .375 03/01/32 13,679
67,000 Eversource Energy 3 .450 01/15/50 44,447
50,000 Eversource Energy 6 .350 08/15/56 49,759
30,000 Exelon Corp 3 .350 03/15/32 27,429
50,000 Exelon Corp 7 .600 04/01/32 55,690
100,000 Exelon Corp 5 .450 03/15/34 100,211
3,000 Exelon Corp 4 .950 06/15/35 2,857
21,000 Exelon Corp 5 .100 06/15/45 18,368
7,000 Exelon Corp 4 .450 04/15/46 5,554
1,000 Exelon Corp 4 .700 04/15/50 800
126,000 Exelon Corp 4 .100 03/15/52 91,364
30,000 FirstEnergy Corp 4 .850 07/15/47 25,012
50,000 FirstEnergy Transmission LLC 5 .000 01/15/35 48,356
18,000 Iberdrola International BV 6 .750 07/15/36 19,755
125,000 Interstate Power and Light Co 5 .600 06/29/35 125,680
34,000 Interstate Power and Light Co 3 .100 11/30/51 20,847
1,000 ITC Holdings Corp 5 .300 07/01/43 908
50,000 (b) Jersey Central Power & Light Co 4 .600 01/15/30 49,458
100,000 National Grid PLC 5 .418 01/11/34 99,871
12,000 National Grid USA 5 .803 04/01/35 12,295
50,000 National Rural Utilities Cooperative Finance Corp 4 .400 05/11/29 49,556
20,000 NextEra Energy Capital Holdings Inc 2 .440 01/15/32 17,414
100,000 NextEra Energy Capital Holdings Inc 5 .300 03/15/32 100,556
139,000 NextEra Energy Capital Holdings Inc 5 .000 07/15/32 138,010
67,000 NextEra Energy Capital Holdings Inc 3 .000 01/15/52 39,061
150,000 NextEra Energy Capital Holdings Inc 5 .550 03/15/54 134,188
100,000 NextEra Energy Capital Holdings Inc 6 .500 08/15/55 100,527
80,000 NiSource Inc 5 .350 07/15/35 79,038
58,000 NiSource Inc 5 .950 06/15/41 57,742
21,000 NiSource Inc 5 .650 02/01/45 19,724
200,000 NiSource Inc 4 .375 05/15/47 157,753
7,000 NiSource Inc 3 .950 03/30/48 5,114
19,000 NiSource Inc 5 .000 06/15/52 16,035
187,000 NiSource Inc 5 .850 04/01/55 175,550
50,000 Northern States Power Co/MN 4 .850 05/15/36 47,995
47,000 Oglethorpe Power Corp 5 .950 11/01/39 47,321
60,000 Oglethorpe Power Corp 5 .375 11/01/40 57,029
14,000 Oglethorpe Power Corp 4 .250 04/01/46 10,601
13,000 Oglethorpe Power Corp 5 .050 10/01/48 11,091
104,000 Oglethorpe Power Corp 3 .750 08/01/50 71,390
7,000 Oglethorpe Power Corp 5 .250 09/01/50 6,098
325,000 Ohio Power Co 4 .150 04/01/48 243,452
40,000 Pacific Gas and Electric Co 5 .900 06/15/32 40,989

Portfolio of Investments July 31, 2026
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 100,000 Pacific Gas and Electric Co 6 .400% 06/15/33 $ 104,585
110,000 Pacific Gas and Electric Co 6 .950 03/15/34 118,351
25,000 (c) Pacific Gas and Electric Co 5 .850 11/01/36 24,960
210,000 Pacific Gas and Electric Co 4 .500 07/01/40 176,422
59,000 Pacific Gas and Electric Co 4 .200 06/01/41 47,010
6,000 Pacific Gas and Electric Co 4 .450 04/15/42 4,822
158,000 Pacific Gas and Electric Co 3 .750 08/15/42 115,923
7,000 Pacific Gas and Electric Co 4 .300 03/15/45 5,325
300,000 Pacific Gas and Electric Co 4 .250 03/15/46 224,297
7,000 Pacific Gas and Electric Co 4 .000 12/01/46 5,019
7,000 Pacific Gas and Electric Co 3 .950 12/01/47 4,930
106,000 Pacific Gas and Electric Co 4 .950 07/01/50 85,517
54,000 Pacific Gas and Electric Co 5 .250 03/01/52 44,885
350,000 Pacific Gas and Electric Co 5 .900 10/01/54 316,772
200,000 PacifiCorp 4 .250 03/15/29 196,776
75,000 PacifiCorp 5 .300 02/15/31 75,411
20,000 PacifiCorp 6 .100 08/01/36 20,288
36,000 PacifiCorp 5 .750 04/01/37 35,504
267,000 PacifiCorp 4 .125 01/15/49 193,433
13,000 PacifiCorp 2 .900 06/15/52 7,339
100,000 Piedmont Natural Gas Co Inc 4 .100 09/18/34 91,665
145,000 Piedmont Natural Gas Co Inc 3 .640 11/01/46 102,028
11,000 Piedmont Natural Gas Co Inc 3 .350 06/01/50 7,159
25,000 PPL Capital Funding Inc 5 .250 09/01/34 24,663
50,000 PPL Electric Utilities Corp 5 .750 05/15/56 47,433
25,000 Public Service Electric and Gas Co 5 .375 11/01/39 24,186
20,000 Public Service Electric and Gas Co 3 .650 09/01/42 15,435
50,000 Public Service Enterprise Group Inc 4 .800 06/15/31 49,380
50,000 Public Service Enterprise Group Inc 5 .400 03/15/35 49,598
48,000 Puget Energy Inc 5 .725 03/15/35 47,377
38,000 Sempra 3 .800 02/01/38 31,489
52,000 Sempra 4 .000 02/01/48 37,779
125,000 Sempra 6 .550 04/01/55 125,021
16,000 Sempra 6 .375 04/01/56 16,050
100,000 Southern Co Gas Capital Corp 4 .950 09/15/34 97,175
50,000 Southern Co Gas Capital Corp 6 .000 10/01/34 51,662
101,000 Southern Co Gas Capital Corp 4 .400 05/30/47 80,135
25,000 Southern Co Gas Capital Corp 3 .150 09/30/51 15,583
80,000 Southern Co/The 5 .700 03/15/34 81,496
50,000 Southern Co/The 6 .375 03/15/55 50,623
50,000 Southern Power Co 4 .800 06/15/31 49,432
130,000 Southern Power Co 5 .150 09/15/41 119,596
51,000 Southern Power Co 4 .950 12/15/46 43,652
25,000 Southwest Gas Corp 5 .450 03/23/28 25,204
45,000 Southwest Gas Corp 4 .150 06/01/49 33,814
100,000 Southwestern Electric Power Co 5 .200 04/01/36 96,624
1,000 Southwestern Electric Power Co 3 .900 04/01/45 734
109,000 Southwestern Electric Power Co 3 .250 11/01/51 68,120
50,000 Southwestern Public Service Co 5 .300 08/15/36 48,665
100,000 Southwestern Public Service Co 5 .875 08/15/56 94,894
18,000 Spire Inc 4 .700 08/15/44 14,849
29,000 Spire Inc 6 .250 06/01/56 28,694
100,000 System Energy Resources Inc 5 .300 12/15/34 98,028
100,000 (b) Vistra Operations Co LLC 5 .250 04/30/33 97,773
69,000 (b) Vistra Operations Co LLC 5 .550 04/30/36 67,150
25,000 Wisconsin Power and Light Co 1 .950 09/16/31 21,568
100,000 Wisconsin Power and Light Co 5 .375 03/30/34 100,031
50,000 Wisconsin Power and Light Co 3 .650 04/01/50 34,338
10,000 Xcel Energy Inc 2 .350 11/15/31 8,723
38,000 Xcel Energy Inc 5 .600 04/15/35 38,006

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 7,000 Xcel Energy Inc 4 .800% 09/15/41 $ 6,052
TOTAL UTILITY 9,874,265
TOTAL CORPORATE DEBT
(Cost $30,925,308) 29,440,904
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 9.1%
GOVERNMENT AGENCY - 0.9%
26,000 CI Financial Corp 3 .200 12/17/30 23,517
100,000 CoBank ACB 7 .125 01/01/75 100,891
10,000 CoBank ACB 7 .250 07/01/75 10,041
90,000 Export-Import Bank of Korea 2 .500 06/29/41 63,567
1,000 Federal National Mortgage Association 1 .875 09/24/26 997
15,000 Federal National Mortgage Association 5 .625 07/15/37 15,983
140,000 Federal National Mortgage Association 6 .210 08/06/38 156,037
50,000 Kreditanstalt fuer Wiederaufbau 3 .500 05/15/29 48,904
20,000 Kreditanstalt fuer Wiederaufbau 4 .625 03/18/30 20,165
50,000 (a) Kreditanstalt fuer Wiederaufbau 4 .375 08/15/33 49,360
70,000 Tennessee Valley Authority 4 .650 06/15/35 69,363
29,000 Tennessee Valley Authority 5 .250 09/15/39 29,367
129,000 Tennessee Valley Authority 3 .500 12/15/42 103,320
5,000 Tennessee Valley Authority 4 .250 09/15/52 4,018
50,000 Tennessee Valley Authority 5 .250 02/01/55 46,964
70,000 Tennessee Valley Authority 4 .250 09/15/65 53,878
TOTAL GOVERNMENT AGENCY 796,372
MUNICIPAL BONDS - 2.6%
100,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Build America Federally Taxable Bond
Series 2009F-2
6 .263 04/01/49 101,802
18,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Series 2021F-3
3 .126 04/01/55 11,451
60,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Green Series 2016B
3 .852 08/15/46 46,429
42,000 California State University, Systemwide Revenue Bonds, Taxable
Series 2021B
2 .719 11/01/52 26,601
10,000 California State University, Systemwide Revenue Bonds, Taxable
Series 2021B
2 .939 11/01/52 6,445
50,000 California State, General Obligation Bonds, Build America
Federally Taxable Bonds, Series 2009
7 .300 10/01/39 55,640
100,000 California State, General Obligation Bonds, Build America
Federally Taxable Series 2009
7 .550 04/01/39 115,402
70,000 California State, General Obligation Bonds, Taxable Various
Purpose Series 2018
4 .600 04/01/38 70,267
50,000 California State, General Obligation Bonds, Various Purpose
Build America Taxable Bond Series 2010
7 .625 03/01/40 57,448
15,000 California State, General Obligation Bonds, Various Purpose
Taxable Series 2018
4 .500 04/01/33 15,033
35,000 California State, General Obligation Bonds, Various Purpose
Taxable Series 2018
4 .500 04/01/33 34,165
60,000 Chicago Greater Metropolitan Water Reclamation District, Illinois,
General Obligation Bonds, Build America Taxable Bonds, Series
2009
5 .720 12/01/38 60,074
27,000 Chicago Transit Authority, Illinois, Sales and Transfer Tax Receipts
Revenue Bonds, Pension Funding Taxable Series 2008B
6 .899 12/01/40 29,660
24,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Federally Taxable Build America Bonds, Series 2010B
6 .200 12/01/40 24,847
17,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Taxable Senior Lien Series 2018C
4 .572 01/01/54 14,022
50,000 City of Chicago, Illinois. 5 .879 01/01/31 50,025
105,000 City of New York NY 5 .796 02/01/52 101,587
20,000 Commonwealth Financing Authority, Pennsylvania, Revenue
Bonds Taxable Series 2021A
2 .991 06/01/42 14,841

Portfolio of Investments July 31, 2026
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 6,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Plancon Program, Taxable Series
2018A
3 .864% 06/01/38 $ 5,418
10,000 Cook County, Illinois, General Obligation Bonds, Build America
Taxable Bonds, Series 2010D
6 .229 11/15/34 10,370
75,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Taxable Build America Bonds, Series 2009B
5 .999 12/01/44 74,743
40,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Taxable Refunding Senior Lien Series 2021A
2 .613 12/01/48 26,249
20,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Taxable Improvement Series 2022A
4 .087 11/01/51 15,654
20,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Taxable Improvement Series 2022A
4 .507 11/01/51 16,488
40,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue
Bonds, Taxable Refunding Series 2021C
2 .843 11/01/46 27,694
1,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2021C
2 .202 03/15/34 836
20,000 Florida State Board of Administration Finance Corporation,
Revenue Bonds, Taxable, Series 2024A
5 .526 07/01/34 20,510
40,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Taxable Refunding Subordinate Lien Series
2020B. Tela Supported
3 .236 10/01/52 26,106
1,000 Illinois State, General Obligation Bonds, Pension Funding Series
2003
5 .100 06/01/33 798
20,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas KPERS Projects, Taxable Series 2021K
2 .774 05/01/51 13,023
30,000 Los Angeles Community College District, California, General
Obligation Bonds, Build America Taxable Bonds, Series 2010
6 .750 08/01/49 31,603
75,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Build America Taxable Bonds, Series 2010C
7 .336 11/15/39 84,710
11,000 Michigan Finance Authority, Hospital Revenue Bonds, Trinity
Health Credit Group, Taxable Refunding Series 2019-T
3 .384 12/01/40 8,975
21,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Washington University, Series 2016B
3 .086 09/15/51 13,559
36,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Taxable Build America Bonds Series 2010A
6 .637 04/01/57 37,387
50,000 New Jersey Turnpike Authority, Revenue Bonds, Build America
Taxable Bonds, Series 2009F
7 .414 01/01/40 57,138
45,000 New Jersey Turnpike Authority, Revenue Bonds, Build America
Taxable Bonds, Series 2010A
7 .102 01/01/41 50,251
1,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA
5 .440 06/15/43 933
50,000 New York City, New York, General Obligation Bonds, Federally
Taxable Build America Bonds, Series 2010-F1
6 .271 12/01/37 51,824
26,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2025 Series C-2
4 .610 09/01/37 24,285
75,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2025 Series H
6 .385 02/01/55 76,508
155,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2026 Series H-1
5 .650 02/01/46 149,956
75,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Build America Taxable Bonds, Series 2009A
6 .105 12/01/39 77,932
100,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Fifth Series 2021
3 .175 07/15/60 61,721
59,000 Province of British Columbia Canada 1 .300 01/29/31 51,279
50,000 Province of British Columbia Canada 4 .050 04/23/31 48,928
35,000 Rutgers State University, New Jersey, Revenue Bonds, Taxable
Build America Bond Series 2010H
5 .665 05/01/40 35,059
75,000 Sales Tax Securitization Corporation, Illinois, Tax Securitization
Bonds, Taxable Series 2018
3 .238 01/01/42 60,679
50,000 State of California 4 .050 04/01/31 48,813
50,000 State of California 5 .000 04/01/36 49,179

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 200,000 State of Hawaii 4 .212% 04/01/31 $ 196,187
93,000 The Rector and Visitors of the University of Virginia, General
Revenue Bonds, Taxable Pledge and Refunding Series 2020
2 .256 09/01/50 51,160
32,000 Tucson, Arizona, Certificates of Participation, Taxable Series
2021A
2 .856 07/01/47 22,455
100,000 University of California Regents, Medical Center Pooled Revenue
Bonds, Taxable Build America Bond Series 2010H
6 .548 05/15/48 102,370
30,000 University of Michigan, General Revenue Bonds, Series 2022A 3 .504 04/01/52 21,073
50,000 University of Michigan, General Revenue Bonds, Series 2022A 4 .454 04/01/22 37,357
TOTAL MUNICIPAL BONDS 2,524,949
SOVEREIGN DEBT - 5.6%
335,000 Chile Government International Bond 4 .340 03/07/42 282,237
1,000 Chile Government International Bond 3 .625 10/30/42 761
102,000 Chile Government International Bond 3 .500 01/25/50 69,533
13,000 Chile Government International Bond 4 .000 01/31/52 9,633
10,000 Chile Government International Bond 3 .100 01/22/61 5,840
113,000 Chile Government International Bond 3 .250 09/21/71 66,105
55,000 Hungary Government International Bond 7 .625 03/29/41 63,235
19,000 Indonesia Government International Bond 4 .950 02/21/36 17,926
26,000 Indonesia Government International Bond 4 .350 01/11/48 20,048
1,000 Indonesia Government International Bond 5 .350 02/11/49 898
50,000 Indonesia Government International Bond 3 .700 10/30/49 34,034
25,000 Indonesia Government International Bond 3 .500 02/14/50 16,470
253,000 Indonesia Government International Bond 4 .300 03/31/52 188,801
70,000 Indonesia Government International Bond 3 .200 09/23/61 39,800
10,000 Indonesia Government International Bond 4 .450 04/15/70 7,257
248,000 Indonesia Government International Bond 3 .350 03/12/71 139,843
70,000 Inter-American Development Bank 3 .750 06/14/30 68,421
20,000 Inter-American Development Bank 4 .375 01/24/44 17,881
128,000 Israel Government International Bond 4 .500 01/30/43 106,281
250,000 Israel Government International Bond 4 .125 01/17/48 186,091
90,000 Israel Government International Bond 4 .500 04/03/20 63,009
20,000 Korea International Bond 4 .125 06/10/44 17,311
11,000 Korea International Bond 3 .875 09/20/48 8,889
300,000 Mexico Government International Bond 6 .000 05/07/36 291,360
200,000 Mexico Government International Bond 6 .875 05/13/37 204,190
110,000 Mexico Government International Bond 6 .125 02/09/38 105,050
204,000 Mexico Government International Bond 4 .280 08/14/41 154,530
550,000 Mexico Government International Bond 4 .750 03/08/44 425,150
20,000 Mexico Government International Bond 5 .550 01/21/45 17,339
200,000 Mexico Government International Bond 4 .400 02/12/52 135,900
100,000 Mexico Government International Bond 6 .338 05/04/53 89,100
300,000 Mexico Government International Bond 7 .375 05/13/55 303,750
18,000 Mexico Government International Bond 3 .771 05/24/61 10,116
50,000 Mexico Government International Bond 5 .750 10/12/10 38,675
60,000 Panama Government International Bond 6 .875 01/31/36 63,750
48,000 Panama Government International Bond 4 .500 05/15/47 37,738
100,000 Panama Government International Bond 4 .300 04/29/53 72,600
200,000 Panama Government International Bond 7 .875 03/01/57 231,600
80,000 Panama Government International Bond 3 .870 07/23/60 51,720
5,000 Panama Government International Bond 4 .500 01/19/63 3,615
93,000 Peruvian Government International Bond 3 .300 03/11/41 69,517
17,000 Peruvian Government International Bond 3 .550 03/10/51 11,271
220,000 Peruvian Government International Bond 6 .200 06/30/55 216,810
75,000 Peruvian Government International Bond 2 .780 12/01/60 38,400
56,000 Peruvian Government International Bond 3 .600 01/15/72 33,824
76,000 Peruvian Government International Bond 3 .230 07/28/21 38,965
20,000 Philippine Government International Bond 6 .375 10/23/34 21,124
60,000 Philippine Government International Bond 5 .000 01/13/37 56,729
50,000 Philippine Government International Bond 3 .950 01/20/40 41,054
19,000 Philippine Government International Bond 3 .700 03/01/41 14,819
200,000 Philippine Government International Bond 3 .700 02/02/42 152,308

Portfolio of Investments July 31, 2026
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 10,000 Philippine Government International Bond 2 .950% 05/05/45 $ 6,411
400,000 Philippine Government International Bond 3 .200 07/06/46 261,817
10,000 Philippine Government International Bond 5 .600 05/14/49 9,244
100,000 Republic of Italy Government International Bond 4 .000 10/17/49 72,893
84,000 Republic of Italy Government International Bond 3 .875 05/06/51 59,356
110,000 Republic of Poland Government International Bond 5 .125 09/18/34 108,522
53,000 Republic of Poland Government International Bond 5 .500 04/04/53 47,620
28,000 Republic of Poland Government International Bond 5 .500 03/18/54 25,031
130,000 Republic of Poland Government International Bond 6 .125 04/14/56 124,969
200,000 Uruguay Government International Bond 5 .442 02/14/37 198,900
67,000 Uruguay Government International Bond 5 .100 06/18/50 59,127
90,000 Uruguay Government International Bond 4 .975 04/20/55 76,815
TOTAL SOVEREIGN DEBT 5,412,013
TOTAL GOVERNMENT RELATED
(Cost $9,645,461) 8,733,334
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 30.4%
89,168 (b) AASET 2025-1 5 .943 02/16/50 89,367
100,000 (b) Adams Outdoor Advertising LP 5 .953 07/20/56 100,337
100,000 (b) Affirm Master Trust 4 .370 02/15/34 99,440
27,819 Ally Auto Receivables Trust 2025-1 4 .030 07/17/28 27,821
50,000 (b) American Credit Acceptance Receivables Trust 2025-3 4 .750 09/12/29 50,067
100,000 American Express Credit Account Master Trust 4 .300 07/15/30 99,797
50,000 (b) AmeriCredit Automobile Receivables Trust 2026-1 4 .150 11/18/32 49,703
100,000 (b) ARI Fleet Lease Trust 2026-B 4 .340 02/15/35 99,794
50,000 (b) AutoNation Finance Trust 2026-2 4 .560 06/16/31 49,957
100,000 (b) Avis Budget Rental Car Funding AESOP LLC 4 .170 02/20/30 98,459
15,000 BA Credit Card Trust 4 .310 05/15/30 14,977
100,000 BA Credit Card Trust 4 .220 04/15/31 99,250
150,000 (d) BANK 2018-BNK13 4 .217 08/15/61 147,815
150,000 BANK 2024-BNK47 6 .457 06/15/57 155,543
50,000 (d) BANK 2025-BNK49 5 .623 03/15/58 51,018
100,000 BANK 2025-BNK51 5 .290 12/25/67 99,563
50,000 BANK 2026-BNK52 5 .839 05/15/69 50,616
50,000 Bank5 5 .452 07/15/58 50,593
50,000 (d) BANK5 2023-5YR3 6 .724 09/15/56 51,510
43,281 BANK5 2023-5YR4 6 .500 12/15/56 44,376
50,000 BANK5 2026-5YR23 6 .053 07/15/31 50,964
50,000 (b) Barings Equipment Finance LLC 2025-A 4 .820 08/13/32 50,246
100,000 BBCMS Mortgage Trust 2022-C17 4 .174 09/15/55 94,683
100,000 BBCMS Mortgage Trust 2025-5C33 5 .839 03/15/58 102,581
50,000 BBCMS Mortgage Trust 2025-5C34 5 .659 05/15/58 50,907
50,000 BBCMS Mortgage Trust 2025-5C36 5 .033 08/15/58 49,959
130,000 (d) Benchmark 2018-B1 Mortgage Trust 3 .666 01/15/51 128,059
100,000 (d) Benchmark 2018-B7 Mortgage Trust 4 .510 05/15/53 98,774
100,000 Benchmark 2019-B11 Mortgage Trust 3 .542 05/15/52 95,887
150,000 Benchmark 2021-B27 Mortgage Trust 2 .703 07/15/54 104,358
100,000 (d) Benchmark 2024-V7 Mortgage Trust 6 .228 05/15/56 102,809
100,000 Benchmark 2025-V15 Mortgage Trust 5 .805 06/15/58 102,498
50,000 Benchmark 2025-V18 Mortgage Trust 4 .704 10/15/58 49,354
50,000 Benchmark 2026-B42 Mortgage Trust 5 .100 03/15/59 49,029
100,000 Benchmark 2026-V21 Mortgage Trust 5 .127 03/15/59 99,933
45,000 BMO 2023-5C2 Mortgage Trust 6 .673 11/15/56 46,171
50,000 BMO 2025-5C10 Mortgage Trust 5 .578 05/15/58 50,735
50,000 BMO 2025-C11 Mortgage Trust 5 .687 02/15/58 51,067
100,000 BMO Mortgage Trust 5 .180 10/15/58 100,162
50,000 (b) BofA Auto Trust 2025-1 4 .350 11/20/29 50,024
50,000 Bridgecrest Lending Auto Securitization Trust 2026-1 4 .040 12/17/29 49,810
150,000 (b),(d) BX Trust 5 .031 12/13/42 149,133
100,000 Capital One Multi-Asset Execution Trust 4 .650 10/15/37 96,758

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 25,000 Capital One Multi-Asset Execution Trust 5 .110% 07/15/38 $ 24,891
26,302 Capital One Prime Auto Receivables Trust 2024-1 4 .620 07/16/29 26,364
50,000 CarMax Auto Owner Trust 2024-4 4 .640 04/15/30 50,027
50,000 Carmax Auto Owner Trust 2025-2 4 .480 03/15/30 50,058
50,000 CarMax Auto Owner Trust 2026-2 4 .220 06/16/31 49,613
50,000 Carvana Auto Receivables Trust 2024-P3 4 .310 09/10/30 49,728
48,367 Carvana Auto Receivables Trust 2026-P1 4 .100 06/11/29 48,314
92,000 (b) CCG Receivables Trust 4 .140 08/15/34 91,767
50,000 Centerpoint Energy Restoration Bond Co III LLC 4 .480 06/15/35 48,427
31,809 (b) Chase Auto Owner Trust 2024-3 5 .220 07/25/29 31,991
100,000 Chase Issuance Trust 4 .160 07/15/30 99,486
200,000 (d) Citigroup Commercial Mortgage Trust 2022-GC48 4 .741 05/15/54 194,467
48,473 CNH Equipment Trust 2023-B 5 .600 02/15/29 48,849
50,000 CNH Equipment Trust 2024-C 4 .120 03/15/32 49,541
50,000 (b) Compass Datacenters Issuer III LLC 5 .289 02/25/56 49,031
100,000 (b) CPS Auto Receivables Trust 2026-B 4 .930 07/15/32 99,611
100,000 CSAIL 2019-C15 Commercial Mortgage Trust 4 .053 03/15/52 97,410
150,000 (b),(d) CSTL Commercial Mortgage Trust 2024-GATE 4 .764 11/10/41 148,324
55,000 (b) CyrusOne Data Centers Issuer I LLC 5 .560 11/20/48 55,103
36,382 (b) Dell Equipment Finance Trust 2025-1 4 .680 07/22/27 36,431
43,977 Drive Auto Receivables Trust 2025-1 4 .730 09/15/32 44,045
1,727 (b) Enterprise Fleet Financing 2024-3 LLC 5 .310 04/20/27 1,728
34,495 (b) Enterprise Fleet Financing 2025-2 LLC 4 .510 02/22/28 34,536
100,000 (b) Enterprise Fleet Financing 2025-3 LLC 4 .460 09/20/29 99,775
15,790 Exeter Automobile Receivables Trust 2024-4 5 .290 08/15/30 15,807
50,000 Exeter Automobile Receivables Trust 2026-2 4 .450 05/15/30 49,983
50,000 Exeter Automobile Receivables Trust 2026-3 4 .920 10/15/32 49,860
19,256 Fannie Mae Pool FN MA1489 3 .000 07/01/43 17,200
48,855 Fannie Mae Pool FN MA3211 4 .000 12/01/47 45,505
29,258 Fannie Mae Pool FN MA3277 4 .000 02/01/48 26,977
66,146 Fannie Mae Pool FN MA3305 3 .500 03/01/48 59,424
19,738 Fannie Mae Pool FN MA3306 4 .000 03/01/48 18,201
39,673 Fannie Mae Pool FN MA3383 3 .500 06/01/48 35,719
109,374 Fannie Mae Pool FN MA3416 4 .500 07/01/48 103,743
36,839 Fannie Mae Pool FN MA3663 3 .500 05/01/49 33,076
56,981 Fannie Mae Pool FN MA3744 3 .000 08/01/49 49,388
145,358 Fannie Mae Pool FN MA4160 3 .000 10/01/50 124,488
863,137 Fannie Mae Pool FN MA4238 2 .500 01/01/51 712,056
442,290 Fannie Mae Pool FN MA4305 2 .000 04/01/51 347,981
920,318 Fannie Mae Pool FN MA4355 2 .000 06/01/51 722,910
367,978 Fannie Mae Pool FN MA4437 2 .000 10/01/51 288,590
105,693 Fannie Mae Pool FN MA4438 2 .500 10/01/51 86,776
348,754 Fannie Mae Pool FN MA4466 2 .500 11/01/51 286,480
101,069 Fannie Mae Pool FN MA4562 2 .000 03/01/52 79,254
208,251 Fannie Mae Pool FN MA4578 2 .500 04/01/52 171,112
66,335 Fannie Mae Pool FN MA4737 5 .000 08/01/52 64,528
321,347 Fannie Mae Pool FN MA4738 5 .500 08/01/52 320,545
137,458 Fannie Mae Pool FN MA4761 5 .000 09/01/52 133,856
99,675 Fannie Mae Pool FN MA4783 4 .000 10/01/52 91,233
227,198 Fannie Mae Pool FN MA5191 6 .000 11/01/53 231,042
53,602 Fannie Mae Pool FN MA5216 6 .000 12/01/53 54,408
53,695 Fannie Mae Pool FN MA5295 6 .000 03/01/54 54,330
41,416 Fannie Mae Pool FN MA5329 6 .500 04/01/54 42,735
34,187 Fannie Mae Pool FN MA5391 7 .000 06/01/54 35,807
94,428 Fannie Mae Pool FN MA5445 6 .000 08/01/54 95,546
138,732 Fannie Mae Pool FN MA5469 5 .000 09/01/54 134,433
61,146 Fannie Mae Pool FN MA5471 6 .000 09/01/54 61,854
341,793 Fannie Mae Pool FN FA5748 5 .500 02/01/55 338,915
491,248 Fannie Mae Pool FN FA1547 6 .000 05/01/55 497,042
73,182 Fannie Mae Pool FN MA5761 6 .000 07/01/55 74,052
458,397 Fannie Mae Pool FN MA5854 6 .000 10/01/55 463,849
438,727 Fannie Mae Pool FN MA5910 5 .500 12/01/55 434,547

Portfolio of Investments July 31, 2026
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 140,144 Fannie Mae Pool FN MA5945 5 .500% 01/01/56 $ 138,809
488,960 Fannie Mae Pool FN MA6029 5 .000 04/01/56 472,057
245,193 Fannie Mae Pool FN MA6080 5 .500 06/01/56 242,857
354,258 Fannie Mae Pool MA4492 FN MA4492 2 .000 12/01/51 278,291
109,099 Fannie Mae Pool MA4600 FN MA4600 3 .500 05/01/52 96,853
250,000 (d) Fannie Mae-Aces 1 .783 11/25/31 217,246
100,000 Fannie Mae-Aces 4 .300 03/25/33 96,767
100,000 Fannie Mae-Aces 4 .389 08/25/35 96,228
225,000 Fannie Mae-Aces 4 .300 01/25/36 213,514
20,741 Ford Credit Auto Lease Trust 2024-B 4 .990 12/15/27 20,776
25,000 Ford Credit Auto Lease Trust 2026-B 4 .730 07/15/30 25,039
36,562 Ford Credit Auto Owner Trust 2024-B 5 .100 04/15/29 36,744
100,000 Ford Credit Auto Owner Trust 2026-A 4 .020 01/15/29 99,831
100,000 (b) Ford Credit Auto Owner Trust/Ford Credit 4 .860 08/15/37 100,543
50,000 Ford Credit Floorplan Master Owner Trust A 4 .630 04/15/30 50,161
45,000 Ford Credit Floorplan Master Owner Trust A 4 .420 05/15/31 44,796
199,600 Freddie Mac Multifamily Structured Pass Through Certificates 4 .819 06/25/28 200,244
200,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .650 08/25/28 200,053
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .800 09/25/28 100,312
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .400 01/25/29 101,484
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .618 07/25/29 49,923
50,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .700 11/25/29 50,014
30,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .230 12/25/29 29,611
125,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .410 01/25/30 123,933
300,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .478 01/25/30 298,071
45,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .513 02/25/30 44,759
35,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .320 09/25/30 34,530
166,824 Freddie Mac Multifamily Structured Pass Through Certificates 1 .353 11/25/30 156,231
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .180 05/25/31 97,714
35,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .680 10/25/31 34,909
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .180 04/25/33 96,295
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .200 04/25/33 96,312
150,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .150 12/25/33 152,430
90,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .760 10/25/34 89,135
50,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .000 02/25/35 50,273
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .581 08/25/35 97,385
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .530 10/25/35 96,941
50,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .600 07/25/63 48,553
263,660 Freddie Mac Pool FR SD8506 5 .500 02/01/55 261,148
258,751 Freddie Mac Pool FR SD8532 5 .000 05/01/55 249,950
57,846 Freddie Mac Pool FR RQ0015 6 .500 06/01/55 59,655
193,825 Ginnie Mae II Pool G2 MA4586 3 .500 07/20/47 174,165
102,184 Ginnie Mae II Pool G2 MA6218 3 .000 10/20/49 89,080
104,063 Ginnie Mae II Pool G2 MA6710 3 .000 06/20/50 90,587
206,947 Ginnie Mae II Pool G2 MA6819 2 .500 08/20/50 172,905
330,578 Ginnie Mae II Pool G2 MA7051 2 .000 12/20/50 265,230
160,551 Ginnie Mae II Pool G2 MA7136 2 .500 01/20/51 134,138
162,133 Ginnie Mae II Pool G2 MA7192 2 .000 02/20/51 130,096
209,337 Ginnie Mae II Pool G2 MA7255 2 .500 03/20/51 174,899
358,379 Ginnie Mae II Pool G2 MA7533 2 .000 08/20/51 287,558
471,333 Ginnie Mae II Pool G2 MA7534 2 .500 08/20/51 393,785
427,878 Ginnie Mae II Pool G2 MA7767 2 .500 12/20/51 357,475
193,109 Ginnie Mae II Pool G2 MA7768 3 .000 12/20/51 167,760
182,570 Ginnie Mae II Pool G2 MA7883 3 .500 02/20/52 162,745
337,847 Ginnie Mae II Pool G2 MA7935 2 .000 03/20/52 271,043
527,024 Ginnie Mae II Pool G2 MA8043 3 .000 05/20/52 457,839
206,376 Ginnie Mae II Pool G2 MA8046 4 .500 05/20/52 195,294
92,791 Ginnie Mae II Pool G2 MA8150 4 .000 07/20/52 85,127
175,751 Ginnie Mae II Pool G2 MA8489 4 .500 12/20/52 166,070
183,315 Ginnie Mae II Pool G2 MA8647 5 .000 02/20/53 178,761
136,211 Ginnie Mae II Pool G2 MA8800 5 .000 04/20/53 132,743
145,361 Ginnie Mae II Pool G2 MA8875 3 .500 05/20/53 130,581

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 159,906 Ginnie Mae II Pool G2 MA8879 5 .500% 05/20/53 $ 160,292
139,569 Ginnie Mae II Pool G2 MA8946 4 .500 06/20/53 131,716
148,892 Ginnie Mae II Pool G2 MA9106 5 .500 08/20/53 148,885
180,044 Ginnie Mae II Pool G2 MA9170 5 .000 09/20/53 175,349
131,058 Ginnie Mae II Pool G2 MA9489 6 .000 02/20/54 133,674
204,934 Ginnie Mae II Pool G2 MA9538 4 .000 03/20/54 186,168
78,754 Ginnie Mae II Pool G2 MA9727 6 .500 06/20/54 81,867
91,364 Ginnie Mae II Pool G2 MA9780 6 .000 07/20/54 92,967
170,228 Ginnie Mae II Pool G2 MA9905 5 .000 09/20/54 165,305
242,743 Ginnie Mae II Pool G2 MA9906 5 .500 09/20/54 241,851
74,709 Ginnie Mae II Pool G2 MA9907 6 .000 09/20/54 76,051
93,134 Ginnie Mae II Pool G2 MA9963 4 .500 10/20/54 87,618
267,226 Ginnie Mae II Pool G2 MA9964 5 .000 10/20/54 258,953
50,997 Ginnie Mae II Pool G2 MA9966 6 .000 10/20/54 52,025
170,116 Ginnie Mae II Pool G2 MB0022 3 .500 11/20/54 149,048
82,623 Ginnie Mae II Pool G2 MB0028 6 .500 11/20/54 85,341
206,714 Ginnie Mae II Pool G2 MB0089 4 .000 12/20/54 187,245
89,023 Ginnie Mae II Pool G2 MB0307 5 .000 04/20/55 86,354
153,713 Ginnie Mae II Pool G2 MB0366 5 .500 05/20/55 152,834
89,285 Ginnie Mae II Pool G2 MB0367 6 .000 05/20/55 90,820
77,202 Ginnie Mae II Pool G2 MB0368 6 .500 05/20/55 79,717
53,602 Ginnie Mae II Pool G2 MB0369 7 .000 05/20/55 55,647
121,330 Ginnie Mae II Pool G2 MB0425 6 .000 06/20/55 123,552
72,997 Ginnie Mae II Pool G2 MB0557 6 .000 08/20/55 74,252
107,856 Ginnie Mae II Pool G2 MB0619 3 .500 09/20/55 94,461
97,921 Ginnie Mae II Pool G2 MB0621 4 .500 09/20/55 91,833
95,677 Ginnie Mae II Pool G2 MB0622 5 .000 09/20/55 92,674
88,149 Ginnie Mae II Pool G2 MB0623 5 .500 09/20/55 87,645
111,379 Ginnie Mae II Pool G2 MB0624 6 .000 09/20/55 113,294
90,347 Ginnie Mae II Pool G2 MB0625 6 .500 09/20/55 93,290
192,411 Ginnie Mae II Pool G2 MB0746 5 .500 11/20/55 191,310
99,066 Ginnie Mae II Pool MA7589 G2 MA7589 2 .500 09/20/51 82,766
50,000 (b) GLS Auto Receivables Issuer Trust 2025-2 4 .750 01/16/29 50,080
50,000 (b) GLS Auto Select Receivables Issuer Trust 2026-3 4 .690 10/15/32 50,019
50,000 GM Financial Automobile Leasing Trust 2026-2 4 .300 03/20/29 49,881
100,000 GM Financial Consumer Automobile Receivables Trust 2025-3 4 .180 08/16/30 99,789
25,000 GM Financial Consumer Automobile Receivables Trust 2025-3 4 .300 09/16/31 24,851
100,000 (b) GreenSky Home Improvement Issuer Trust 2026-REV1 4 .930 05/15/41 99,794
155,000 GS Mortgage Securities Trust 2019-GSA1 3 .048 11/10/52 146,102
50,000 Harley-Davidson Motorcycle Trust 2025-A 4 .670 04/15/30 50,155
100,000 (b) Hertz Vehicle Financing III LLC 4 .890 05/25/32 97,981
28,440 Honda Auto Receivables 2024-2 Owner Trust 5 .270 11/20/28 28,605
50,000 Honda Auto Receivables 2026-1 Owner Trust 3 .780 09/23/30 49,349
50,000 Honda Auto Receivables 2026-2 Owner Trust 4 .300 11/15/30 49,786
150,000 (b),(d) Houston Galleria Mall Trust 2025-HGLR 5 .462 02/05/45 150,492
100,000 (b) HPEFS Equipment Trust 2025-1 4 .430 09/20/32 100,061
100,000 (b) Hyundai Auto Lease Securitization Trust 2025-B 4 .530 04/17/28 100,192
45,000 Hyundai Auto Receivables Trust 2025-C 3 .890 01/15/32 44,221
50,000 Hyundai Auto Receivables Trust 2026-A 3 .790 02/18/31 49,314
50,000 John Deere Owner Trust 2026 3 .870 08/15/30 49,286
35,000 John Deere Owner Trust 2026-B 4 .610 05/16/33 34,921
50,000 (b) Kinetic ABS Issuer LLC 5 .834 06/25/58 50,006
100,000 (b) Kubota Credit Owner Trust 2025-1 4 .670 06/15/29 100,296
50,000 (b) LAD Auto Receivables Trust 2026-1 3 .920 04/15/31 49,330
50,000 Mercedes-Benz Auto Lease Trust 2025-B 3 .880 04/16/29 49,712
25,000 Mercedes-Benz Auto Receivables Trust 2024-1 4 .790 07/15/31 25,116
50,000 Mercedes-Benz Auto Receivables Trust 2026-1 4 .470 10/15/32 49,775
75,000 (b) MetroNet Infrastructure Issuer LLC 5 .163 12/20/55 73,931
50,000 Morgan Stanley BAML Trust 5 .107 11/15/58 49,992
9,392 Morgan Stanley Capital I Trust 2021-L5 1 .518 05/15/54 9,371
95,498 (b) Morgan Stanley Capital I Trust 2024-BPR2 7 .291 05/05/29 98,998
95,865 (b) Navient Education Loan Trust 2026-A 4 .860 09/15/56 94,693

Portfolio of Investments July 31, 2026
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 100,000 (b) Navient Refinance Loan Trust 2026-B 5 .070% 06/15/56 $ 99,571
50,000 Nissan Auto Lease Trust 2025-A 4 .750 03/15/28 50,178
50,000 Nissan Auto Lease Trust 2026-B 4 .780 06/17/30 50,070
50,000 Nissan Auto Receivables 2026-A Owner Trust 4 .470 12/16/30 49,969
50,000 (b) NMEF Funding 2026-A LLC 4 .200 02/15/34 49,493
100,000 (b) OneMain Financial Issuance Trust 2023-2 6 .170 09/15/36 101,742
100,000 (b) PFS Financing Corp 4 .470 05/15/30 99,838
50,000 Porsche Innovative Lease Owner Trust 2026-1 4 .410 08/20/29 49,966
100,000 Santander Drive Auto Receivables Trust 2023-4 6 .040 12/15/31 101,625
50,000 (b) SFS Auto Receivables Securitization Trust 2025-3 4 .120 04/21/31 49,771
100,000 (b) Sierra Timeshare 2026-2 Receivables Funding LLC 4 .980 05/20/43 100,067
125,730 (b) SMB Private Education Loan Tru 5 .130 04/15/54 125,023
50,000 (b) Stack Infrastructure Issuer LLC 5 .000 03/27/56 48,060
100,000 (b) Stellantis Financial Underwrit 4 .110 04/20/29 99,374
98,250 (b) Subway Funding LLC 6 .028 07/30/54 98,604
108,075 (b) Taco Bell Funding LLC 1 .946 08/25/51 106,488
100,000 (b) Toyota Auto Loan Extended Note Trust 2025-1 4 .650 05/25/38 99,826
37,133 Toyota Auto Receivables 2024-C Owner Trust 4 .880 03/15/29 37,283
50,000 Toyota Auto Receivables 2025-A Owner Trust 4 .640 08/15/29 50,147
100,000 Toyota Auto Receivables 2026-C Owner Trust 4 .610 01/15/32 99,895
50,000 (b) Toyota Lease Owner Trust 2026-A 3 .820 02/20/29 49,559
180,000 (d) UBS Commercial Mortgage Trust 2018-C14 4 .749 12/15/51 176,448
50,000 (b) VB-S1 Issuer LLC 4 .693 03/15/56 48,512
40,000 Verizon Master Trust 4 .400 06/20/31 39,934
50,000 Verizon Master Trust 4 .710 06/21/32 49,855
100,000 (b) Verizon Master Trust 4 .760 03/21/33 100,200
50,000 Volkswagen Auto Lease Trust 2025-B 4 .010 01/22/29 49,815
50,000 (b) Volvo Financial Equipment LLC 3 .930 05/15/30 49,350
200,000 Wells Fargo Commercial Mortgage Trust 2024-5C1 5 .928 07/15/57 204,245
75,000 Wells Fargo Commercial Mortgage Trust 2026-C66 5 .649 04/15/59 76,555
49,750 (b) Wendy's Funding LLC 5 .422 12/15/55 48,353
50,000 (b) Westlake Automobile Receivable 4 .010 03/17/31 49,305
50,000 (b) Westlake Automobile Receivables Trust 2025-1 4 .750 08/15/28 50,091
66,909 (b) Wheels Fleet Lease Funding 1 LLC 4 .800 09/19/39 67,181
29,633 World Omni Auto Receivables Trust 2024-B 5 .270 09/17/29 29,808
50,000 World Omni Auto Receivables Trust 2025-D 3 .950 03/17/31 49,644
100,000 (b) Zayo Issuer LLC 5 .953 06/20/55 100,773
TOTAL SECURITIZED
(Cost $29,838,508) 29,312,452
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 28.5%
2,800 United States Treasury Note/Bond 3 .250 06/30/27 2,778
400 United States Treasury Note/Bond 2 .750 07/31/27 395
745,000 United States Treasury Note/Bond 3 .500 10/31/27 738,540
255,000 United States Treasury Note/Bond 3 .375 11/30/27 252,221
2,910,000 United States Treasury Note/Bond 3 .500 01/31/28 2,878,513
570,000 United States Treasury Note/Bond 3 .375 02/29/28 562,519
5,250,000 United States Treasury Note/Bond 3 .875 03/31/28 5,217,803
275,000 United States Treasury Note/Bond 3 .750 04/30/28 272,658
125,000 United States Treasury Note/Bond 3 .625 05/31/28 123,589
164,000 United States Treasury Note/Bond 4 .000 05/31/28 163,231
147,000 United States Treasury Note/Bond 4 .250 07/31/28 146,948
90,000 United States Treasury Note/Bond 4 .375 08/31/28 90,158
90,000 United States Treasury Note/Bond 4 .875 10/31/28 91,079
140,000 United States Treasury Note/Bond 3 .125 11/15/28 136,445
100,000 United States Treasury Note/Bond 4 .000 01/31/29 99,242
275,000 United States Treasury Note/Bond 3 .500 02/15/29 269,597
275,000 United States Treasury Note/Bond 4 .250 02/28/29 274,549
140,000 United States Treasury Note/Bond 3 .875 04/15/29 138,392
152,000 United States Treasury Note/Bond 3 .875 05/15/29 150,195

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 137,000 United States Treasury Note/Bond 4 .125% 07/15/29 $ 136,229
250,000 United States Treasury Note/Bond 3 .500 09/30/29 243,799
200,000 United States Treasury Note/Bond 4 .125 10/31/29 198,602
450,000 United States Treasury Note/Bond 4 .125 11/30/29 446,748
600,000 United States Treasury Note/Bond 4 .375 12/31/29 600,117
2,800,000 United States Treasury Note/Bond 4 .250 01/31/30 2,788,734
350,000 United States Treasury Note/Bond 4 .000 03/31/30 345,557
200,000 United States Treasury Note/Bond 3 .875 06/30/30 196,297
150,000 United States Treasury Note/Bond 3 .875 07/31/30 147,164
100,000 United States Treasury Note/Bond 3 .625 08/31/30 97,109
300,000 United States Treasury Note/Bond 3 .625 09/30/30 291,211
700,000 United States Treasury Note/Bond 3 .625 10/31/30 679,000
1,400,000 United States Treasury Note/Bond 3 .625 12/31/30 1,356,141
1,630,000 United States Treasury Note/Bond 3 .750 01/31/31 1,585,939
500,000 United States Treasury Note/Bond 3 .875 03/31/31 488,594
50,000 United States Treasury Note/Bond 3 .875 04/30/31 48,840
1,104,000 United States Treasury Note/Bond 4 .125 05/31/31 1,089,596
116,000 United States Treasury Note/Bond 4 .375 07/31/31 115,737
13,000 United States Treasury Note/Bond 4 .125 04/30/33 12,678
66,000 United States Treasury Note/Bond 4 .250 05/31/33 64,824
80,000 United States Treasury Note/Bond 4 .250 06/30/33 78,525
128,000 United States Treasury Note/Bond 4 .375 07/31/33 126,540
1,425,000 United States Treasury Note/Bond 4 .375 05/15/36 1,387,594
705,000 United States Treasury Note/Bond 4 .625 02/15/46 649,481
966,000 United States Treasury Note/Bond 5 .000 05/15/46 934,454
25,000 United States Treasury Note/Bond 4 .750 11/15/53 23,037
50,000 United States Treasury Note/Bond 4 .500 11/15/54 44,291
250,000 United States Treasury Note/Bond 4 .625 02/15/55 226,094
100,000 United States Treasury Note/Bond 4 .750 05/15/55 92,316
200,000 United States Treasury Note/Bond 4 .750 08/15/55 184,680
500,000 United States Treasury Note/Bond 4 .625 11/15/55 452,500
85,000 United States Treasury Note/Bond 4 .750 02/15/56 78,545
690,000 United States Treasury Note/Bond 5 .000 05/15/56 663,694
TOTAL U.S. TREASURY
(Cost $27,866,741) 27,483,519
TOTAL LONG-TERM INVESTMENTS
(Cost $98,276,018) 94,970,209
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
301,537 (e) State Street Navigator Securities Lending Government Money
Market Portfolio
3.680 (f) $ 301,537
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $301,537) 301,537
TOTAL INVESTMENTS - 98.8%
(Cost $98,577,555) 95,271,746
OTHER ASSETS & LIABILITIES, NET - 1.2% 1,136,101
NET ASSETS - 100% $ 96,407,847
REIT Real Estate Investment Trust
S&P Standard & Poor's
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $289,688.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $5,129,261 or 5.4% of Total Investments.
(c) When-issued or delayed delivery security.

Portfolio of Investments July 31, 2026
(continued)
NUAG

See Notes to Financial Statements
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments July 31, 2026
NUSA
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.7%
CORPORATE DEBT - 23.4%
FINANCIALS - 9.6%
$ 80,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .875% 01/23/28 $ 78,976
20,000 Ally Financial Inc 7 .100 11/15/27 20,532
50,000 American International Group Inc 4 .850 05/07/30 49,929
25,000 Ameriprise Financial Inc 4 .800 06/15/31 24,794
50,000 Banco Santander SA 2 .749 12/03/30 45,054
50,000 Bank of America Corp 5 .162 01/24/31 50,249
104,000 Bank of America Corp 2 .687 04/22/32 93,284
25,000 Bank of Montreal 5 .004 01/27/29 25,126
25,000 Bank of Montreal 4 .547 06/02/29 24,901
25,000 Bank of Montreal 4 .879 06/02/32 24,718
50,000 Bank of New York Mellon Corp/The 4 .026 01/22/30 49,169
50,000 Bank of Nova Scotia/The 5 .130 02/14/31 50,164
50,000 Barclays PLC 5 .088 06/20/30 49,947
15,000 Blackrock Finance Inc 1 .900 01/28/31 13,274
5,000 Brown & Brown Inc 2 .375 03/15/31 4,407
10,000 Canadian Imperial Bank of Commerce 5 .260 04/08/29 10,111
50,000 Canadian Imperial Bank of Commerce 5 .051 06/16/32 49,663
14,000 Capital One Financial Corp 3 .800 01/31/28 13,814
50,000 Capital One Financial Corp 4 .722 01/30/32 48,893
160,000 Capital One Financial Corp 2 .359 07/29/32 137,552
20,000 Charles Schwab Corp/The 5 .643 05/19/29 20,341
25,000 Charles Schwab Corp/The 4 .744 05/21/30 24,942
50,000 Citigroup Inc 4 .952 05/07/31 49,763
50,000 Citizens Financial Group Inc 5 .299 01/29/36 48,950
30,000 Digital Realty Trust LP 3 .700 08/15/27 29,755
20,000 Elevance Health Inc 3 .650 12/01/27 19,779
7,000 Equitable Holdings Inc 4 .350 04/20/28 6,949
14,000 Goldman Sachs Group Inc/The 6 .484 10/24/29 14,447
50,000 Goldman Sachs Group Inc/The 4 .594 04/20/30 49,462
100,000 Goldman Sachs Group Inc/The 5 .218 04/23/31 100,163
103,000 Goldman Sachs Group Inc/The 2 .615 04/22/32 91,578
25,000 Goldman Sachs Group Inc/The 4 .972 06/03/32 24,661
40,000 HSBC Holdings PLC 2 .357 08/18/31 35,912
50,000 Humana Inc 5 .750 12/01/28 50,922
50,000 Intercontinental Exchange Inc 3 .950 12/01/28 49,247
25,000 Invitation Homes Operating Partnership LP 4 .950 02/01/32 24,624
50,000 JPMorgan Chase & Co 4 .995 07/22/30 50,089
50,000 JPMorgan Chase & Co 4 .603 10/22/30 49,496
70,000 JPMorgan Chase & Co 5 .140 01/24/31 70,256
50,000 JPMorgan Chase & Co 4 .347 01/22/32 48,465
125,000 Kreditanstalt fuer Wiederaufbau 3 .750 03/14/31 121,477
20,000 M&T Bank Corp 7 .413 10/30/29 21,064
10,000 Marsh & McLennan Cos Inc 2 .250 11/15/30 8,980
5,000 Mid-America Apartments LP 1 .700 02/15/31 4,336
50,000 Mitsubishi UFJ Financial Group Inc 3 .741 03/07/29 48,846
40,000 Mizuho Financial Group Inc 4 .018 03/05/28 39,650
163,000 Mizuho Financial Group Inc 2 .172 05/22/32 142,163
83,000 Morgan Stanley 5 .164 04/20/29 83,422
100,000 Morgan Stanley 5 .042 07/19/30 100,225
60,000 Morgan Stanley 5 .192 04/17/31 60,179
32,000 Nasdaq Inc 5 .350 06/28/28 32,385
50,000 Oesterreichische Kontrollbank AG 3 .750 01/15/31 48,597
50,000 ORIX Corp 4 .450 09/09/30 48,920
25,000 PNC Financial Services Group Inc/The 4 .618 10/26/29 24,920
50,000 PNC Financial Services Group Inc/The 5 .222 01/29/31 50,366
50,000 Prologis LP 1 .750 07/01/30 44,433
50,000 Prologis LP 4 .250 06/15/31 48,555
100,000 Royal Bank of Canada 4 .969 08/02/30 100,226
20,000 Santander Holdings USA Inc 6 .174 01/09/30 20,463

Portfolio of Investments July 31, 2026
(continued)
NUSA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 40,000 State Street Corp 5 .820% 11/04/28 $ 40,618
25,000 State Street Corp 4 .558 04/23/32 24,492
80,000 Sumitomo Mitsui Financial Group Inc 4 .660 07/08/31 78,669
50,000 Synchrony Financial 5 .019 07/29/29 49,858
25,000 Synchrony Financial 6 .276 07/31/37 24,993
50,000 Toronto-Dominion Bank/The 4 .808 06/03/30 49,884
50,000 Truist Financial Corp 7 .161 10/30/29 52,359
50,000 Truist Financial Corp 4 .680 04/23/32 48,846
25,000 US Bancorp 5 .775 06/12/29 25,459
10,000 Voya Financial Inc 4 .700 01/23/48 9,834
50,000 Webster Financial Corp 5 .784 09/11/35 50,109
50,000 Welltower OP LLC 4 .500 07/01/30 49,296
40,000 Westpac Banking Corp 5 .050 04/16/29 40,465
TOTAL FINANCIALS 3,318,447
INDUSTRIAL - 11.9%
60,000 AbbVie Inc 4 .800 03/15/29 60,187
50,000 Adobe Inc 4 .950 01/17/30 50,256
5,000 Agilent Technologies Inc 2 .300 03/12/31 4,451
58,000 (a) Agilent Technologies Inc 4 .900 01/15/32 57,526
25,000 American Honda Finance Corp 4 .800 07/06/29 24,920
50,000 American Honda Finance Corp 4 .500 09/04/30 48,907
50,000 American Tower Corp 4 .900 03/15/30 49,802
40,000 Amgen Inc 3 .200 11/02/27 39,363
20,000 Analog Devices Inc 4 .500 06/15/30 19,798
90,000 Apple Inc 1 .650 02/08/31 79,247
10,000 Applied Materials Inc 4 .000 01/15/31 9,665
20,000 Arrow Electronics Inc 5 .150 08/21/29 20,064
50,000 Astrazeneca Finance LLC 4 .850 02/26/29 50,318
50,000 AT&T Inc 4 .400 04/30/31 48,589
95,000 AT&T Inc 2 .750 06/01/31 85,514
15,000 AutoZone Inc 1 .650 01/15/31 12,986
100,000 Broadcom Inc 4 .200 10/15/30 96,506
50,000 Broadcom Inc 4 .300 01/15/31 48,336
50,000 Bunge Ltd Finance Corp 4 .550 08/04/30 49,284
50,000 Caterpillar Financial Services Corp 4 .800 01/08/30 50,410
5,000 Choice Hotels International Inc 3 .700 01/15/31 4,688
70,000 Cigna Group/The 5 .000 05/15/29 70,517
50,000 Cintas Corp No 2 4 .200 05/01/28 49,667
100,000 Cisco Systems Inc 4 .750 02/24/30 100,032
60,000 Coca-Cola Co/The 1 .500 03/05/28 57,435
10,000 Colgate-Palmolive Co 4 .200 05/01/30 9,905
50,000 Conagra Brands Inc 5 .000 08/01/30 49,442
30,000 Cummins Inc 4 .250 05/09/28 29,887
25,000 Dell International LLC / EMC Corp 4 .750 07/15/31 24,581
70,000 Eastman Chemical Co 5 .000 08/01/29 70,095
10,000 eBay Inc 5 .950 11/22/27 10,151
25,000 Ecolab Inc 4 .600 06/15/29 24,936
10,000 Ecolab Inc 1 .300 01/30/31 8,567
10,000 Eli Lilly & Co 4 .000 10/15/28 9,914
5,000 Emerson Electric Co 1 .950 10/15/30 4,463
50,000 Enbridge Inc 5 .300 04/05/29 50,658
25,000 Energy Transfer LP 6 .400 12/01/30 26,238
25,000 Equifax Inc 5 .000 08/15/29 25,033
25,000 Equinix Europe 2 Financing Corp LLC 5 .250 08/15/31 24,847
145,000 Estee Lauder Cos Inc/The 1 .950 03/15/31 127,039
15,000 Fidelity National Information Services Inc 1 .650 03/01/28 14,294
30,000 Fiserv Inc 5 .450 03/02/28 30,238
5,000 Fortinet Inc 2 .200 03/15/31 4,420
30,000 GE HealthCare Technologies Inc 4 .800 08/14/29 30,020
20,000 General Mills Inc 4 .200 04/17/28 19,837
100,000 General Motors Financial Co Inc 5 .450 07/15/30 101,268
25,000 General Motors Financial Co Inc 5 .100 09/15/31 24,851

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 5,000 Genuine Parts Co 1 .875% 11/01/30 $ 4,340
25,000 Gilead Sciences Inc 4 .250 05/20/28 24,891
30,000 Hewlett Packard Enterprise Co 5 .250 07/01/28 30,285
34,000 Home Depot Inc/The 3 .750 09/15/28 33,547
20,000 Home Depot Inc/The 4 .900 04/15/29 20,171
5,000 Hubbell Inc 2 .300 03/15/31 4,457
50,000 IBM International Capital Pte Ltd 4 .600 02/05/29 49,705
30,000 Illumina Inc 5 .750 12/13/27 30,407
50,000 Intel Corp 1 .600 08/12/28 47,041
25,000 Intuit Inc 4 .950 06/15/31 24,758
10,000 IQVIA Inc 6 .250 02/01/29 10,269
50,000 Jabil Inc 4 .200 02/01/29 49,090
40,000 John Deere Capital Corp 4 .950 07/14/28 40,401
50,000 John Deere Capital Corp 4 .375 04/15/31 48,990
20,000 Keurig Dr Pepper Inc 5 .050 03/15/29 20,073
20,000 Kinder Morgan Inc 2 .000 02/15/31 17,551
5,000 Kroger Co/The 1 .700 01/15/31 4,355
50,000 Lowe's Cos Inc 4 .000 10/15/28 49,291
50,000 Marriott International Inc/MD 4 .875 05/15/29 50,143
5,000 Masco Corp 2 .000 02/15/31 4,382
25,000 Mastercard Inc 4 .600 06/08/31 24,733
10,000 McCormick & Co Inc/MD 3 .400 08/15/27 9,886
30,000 Merck & Co Inc 4 .050 05/17/28 29,836
42,000 Merck & Co Inc 4 .650 05/22/31 41,716
50,000 Microsoft Corp 1 .350 09/15/30 43,968
34,000 Mosaic Co/The 4 .350 01/15/29 33,590
10,000 Motorola Solutions Inc 4 .600 02/23/28 10,001
50,000 National Fuel Gas Co 5 .500 03/15/30 50,485
10,000 Nordson Corp 4 .500 12/15/29 9,882
50,000 Novartis Capital Corp 4 .100 11/05/30 48,688
25,000 Nutrien Ltd 4 .850 05/29/31 24,803
50,000 NVIDIA Corp 4 .500 06/15/31 48,934
50,000 Oracle Corp 4 .800 08/03/28 49,545
100,000 Oracle Corp 4 .200 09/27/29 95,811
135,000 O'Reilly Automotive Inc 1 .750 03/15/31 117,202
50,000 PACCAR Financial Corp 4 .550 05/08/30 49,837
10,000 Phillips 66 Co 3 .750 03/01/28 9,863
10,000 Regal Rexnord Corp 6 .050 04/15/28 10,187
50,000 Republic Services Inc 4 .750 07/15/30 49,880
5,000 Revvity Inc 2 .550 03/15/31 4,472
10,000 Ryder System Inc 6 .300 12/01/28 10,325
50,000 Ryder System Inc 4 .900 12/01/29 50,064
50,000 Sanofi SA 3 .800 11/03/28 49,278
25,000 SBA Communications Corp 5 .150 07/15/31 24,808
5,000 ServiceNow Inc 1 .400 09/01/30 4,353
10,000 Stanley Black & Decker Inc 4 .250 11/15/28 9,906
50,000 Stryker Corp 4 .850 02/10/30 49,996
50,000 Texas Instruments Inc 4 .500 05/23/30 49,518
10,000 Toll Brothers Finance Corp 3 .800 11/01/29 9,649
50,000 Toyota Motor Credit Corp 4 .050 09/05/28 49,519
50,000 Toyota Motor Credit Corp 4 .800 05/15/30 49,960
12,000 TransCanada PipeLines Ltd 4 .250 05/15/28 11,916
5,000 Uber Technologies Inc 4 .150 01/15/31 4,822
20,000 Unilever Capital Corp 4 .875 09/08/28 20,168
50,000 Valero Energy Corp 5 .150 02/15/30 50,386
137,000 Veralto Corp 4 .850 01/15/32 135,387
25,000 VeriSign Inc 5 .100 07/15/31 24,893
50,000 Visa Inc 4 .100 02/12/31 49,038
50,000 Walt Disney Co/The 4 .000 03/14/31 48,423
50,000 Westinghouse Air Brake Technologies Corp 4 .900 05/29/30 49,849
10,000 Weyerhaeuser Co 4 .000 04/15/30 9,657
80,000 Williams Cos Inc/The 4 .800 11/15/29 79,903

Portfolio of Investments July 31, 2026
(continued)
NUSA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 20,000 Zimmer Biomet Holdings Inc 5 .350% 12/01/28 $ 20,243
TOTAL INDUSTRIAL 4,098,679
UTILITY - 1.9%
25,000 AES Corp/The 5 .200 07/15/29 25,016
38,000 American Water Capital Corp 2 .950 09/01/27 37,418
20,000 Atlantic City Electric Co 2 .300 03/15/31 17,816
50,000 Black Hills Corp 4 .550 01/31/31 48,727
50,000 Consumers Energy Co 4 .500 01/15/31 49,154
25,000 Duke Energy Carolinas LLC 4 .650 06/15/31 24,719
21,000 Edison International 5 .250 11/15/28 21,008
140,000 Entergy Texas Inc 1 .750 03/15/31 121,567
50,000 FirstEnergy Transmission LLC 4 .550 01/15/30 49,321
24,000 National Rural Utilities Cooperative Finance Corp 4 .050 02/09/29 23,622
25,000 NiSource Inc 1 .700 02/15/31 21,649
50,000 NSTAR Electric Co 4 .650 05/15/31 49,393
25,000 OGE Energy Corp 5 .450 05/15/29 25,387
30,000 Ohio Power Co 1 .625 01/15/31 25,982
25,000 (b) Pacific Gas and Electric Co 5 .250 02/01/32 24,920
15,000 Piedmont Natural Gas Co Inc 2 .500 03/15/31 13,477
50,000 Public Service Electric and Gas Co 4 .200 01/01/31 48,641
25,000 Southern Co Gas Capital Corp 6 .050 09/15/56 24,810
5,000 Tampa Electric Co 2 .400 03/15/31 4,477
20,000 Wisconsin Public Service Corp 4 .250 01/15/31 19,506
TOTAL UTILITY 676,610
TOTAL CORPORATE DEBT
(Cost $8,168,602) 8,093,736
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 5.5%
GOVERNMENT AGENCY - 1.7%
50,000 Export Development Canada 3 .750 09/07/27 49,699
25,000 Export Development Canada 4 .125 02/13/29 24,864
200,000 Export-Import Bank of Korea 4 .500 01/11/29 200,380
30,000 Federal National Mortgage Association 7 .125 01/15/30 32,591
66,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/27/27 65,507
50,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/09/28 49,252
25,000 Kreditanstalt fuer Wiederaufbau 4 .000 03/15/29 24,795
50,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 43,512
45,000 Oesterreichische Kontrollbank AG 4 .000 05/28/28 44,734
50,000 Svensk Exportkredit AB 3 .750 09/13/27 49,711
TOTAL GOVERNMENT AGENCY 585,045
MUNICIPAL BONDS - 0.5%
28,000 Province of British Columbia Canada 4 .800 11/15/28 28,259
10,000 Province of British Columbia Canada 1 .300 01/29/31 8,691
60,000 Province of Ontario Canada 4 .200 01/18/29 59,710
10,000 Province of Ontario Canada 1 .600 02/25/31 8,809
60,000 Province of Quebec Canada 4 .500 04/03/29 60,117
10,000 Province of Saskatchewan Canada 4 .650 01/28/30 10,050
TOTAL MUNICIPAL BONDS 175,636
SOVEREIGN DEBT - 3.3%
175,000 Asian Development Bank 0 .750 10/08/30 150,896
100,000 Canada Government International Bond 3 .750 04/26/28 99,125
50,000 Council Of Europe Development Bank 3 .625 05/08/28 49,323
60,000 Council Of Europe Development Bank 4 .500 01/15/30 60,219
25,000 European Bank for Reconstruction & Development 4 .250 05/29/31 24,780
20,000 European Investment Bank 3 .875 06/15/28 19,805
40,000 European Investment Bank 3 .750 05/15/29 39,345
50,000 European Investment Bank 4 .750 06/15/29 50,530
50,000 European Investment Bank 3 .750 03/13/31 48,596
40,000 Indonesia Government International Bond 4 .550 01/11/28 40,058
50,000 Inter-American Development Bank 3 .750 06/14/30 48,872

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 10,000 Inter-American Development Bank 1 .125% 01/13/31 $ 8,678
168,000 Inter-American Development Bank 4 .250 08/11/31 166,453
60,000 International Bank for Reconstruction & Development 4 .625 08/01/28 60,380
60,000 International Bank for Reconstruction & Development 3 .875 10/16/29 59,125
50,000 International Bank for Reconstruction & Development 3 .500 10/28/30 48,268
18,000 International Finance Corp 4 .500 07/13/28 18,032
50,000 International Finance Corp 3 .500 01/22/29 49,032
55,000 Peruvian Government International Bond 2 .844 06/20/30 51,260
60,000 Republic of Poland Government International Bond 4 .875 02/12/30 60,284
TOTAL SOVEREIGN DEBT 1,153,061
TOTAL GOVERNMENT RELATED
(Cost $1,931,433) 1,913,742
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 6.5%
44,856 BANK 2021-BNK34 1 .935 06/15/63 42,247
45,000 BANK5 2024-5YR9 5 .614 08/15/57 45,669
50,000 BBCMS Mortgage Trust 2025-5C33 5 .839 03/15/58 51,291
76,934 Benchmark 2021-B29 Mortgage Trust 2 .024 09/15/54 75,283
50,000 (c) Benchmark 2024-V7 Mortgage Trust 6 .228 05/15/56 51,404
50,000 BMO 2025-5C10 Mortgage Trust 5 .578 05/15/58 50,735
50,000 Capital One Multi-Asset Execution Trust 3 .920 09/15/29 49,807
25,000 Capital One Multi-Asset Execution Trust 0 .000 07/15/31 24,988
38,148 CarMax Auto Owner Trust 2023-4 6 .000 07/17/28 38,401
100,000 Chase Issuance Trust 4 .160 07/15/30 99,486
25,000 CNH Equipment Trust 2026-B 4 .590 09/15/31 24,980
46,074 Fannie Mae Pool FN MA3798 3 .000 10/01/34 43,777
12,702 Fannie Mae Pool FN MA3828 3 .000 11/01/34 12,069
13,981 Fannie Mae Pool FN MA3897 3 .000 01/01/35 13,274
80,167 Fannie Mae Pool FN MA3985 3 .000 04/01/35 75,968
198,608 Fannie Mae Pool FN MA4206 2 .000 12/01/35 180,157
197,870 Fannie Mae Pool FN MA4404 2 .500 08/01/36 183,112
83,534 Fannie Mae Pool FN MA4417 1 .500 09/01/36 73,804
155,456 Fannie Mae Pool FN MA4469 1 .500 11/01/36 137,344
117,825 Fannie Mae Pool FN MA4567 2 .000 03/01/37 106,512
58,159 Fannie Mae Pool FN MA4583 2 .500 04/01/37 53,817
53,164 Fannie Mae Pool FN MA4990 4 .500 04/01/38 52,125
60,803 Fannie Mae Pool FN MA5023 4 .000 05/01/38 58,390
58,186 Fannie Mae Pool FN MA5061 5 .500 06/01/38 58,888
24,885 Fannie Mae Pool FN MA5093 5 .000 07/01/38 24,821
50,958 Fannie Mae Pool FN MA5145 6 .000 09/01/38 52,182
15,000 Ford Credit Auto Lease Trust 2026-B 4 .730 07/15/30 15,023
42,185 Freddie Mac Gold Pool FG G18642 3 .500 04/01/32 41,186
99,800 Freddie Mac Multifamily Structured Pass Through Certificates 4 .819 06/25/28 100,122
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .618 07/25/29 49,923
50,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .410 01/25/30 49,573
45,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .513 02/25/30 44,759
35,979 Honda Auto Receivables 2024-3 Owner Trust 4 .570 03/21/29 36,059
25,000 Nissan Auto Receivables 2026-A Owner Trust 4 .470 12/16/30 24,985
29,173 (a) SoFi Professional Loan Program 2020-C Trust 1 .950 02/15/46 27,330
50,000 Toyota Auto Receivables 2025-A Owner Trust 4 .640 08/15/29 50,146
25,000 Verizon Master Trust 4 .710 06/21/32 24,928
95,271 Wells Fargo Commercial Mortgage Trust 2018-C44 3 .948 05/15/51 93,763
TOTAL SECURITIZED
(Cost $2,295,697) 2,238,328
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 63.3%
150,000 United States Treasury Note/Bond 3 .125 08/31/27 148,336
1,150,000 United States Treasury Note/Bond 3 .625 08/31/27 1,143,262
550,000 United States Treasury Note/Bond 3 .500 09/30/27 545,725

Portfolio of Investments July 31, 2026
(continued)
NUSA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 500,000 United States Treasury Note/Bond 3 .500% 10/31/27 $ 495,664
500,000 United States Treasury Note/Bond 4 .125 10/31/27 499,531
500,000 United States Treasury Note/Bond 3 .875 11/30/27 497,715
400,000 United States Treasury Note/Bond 3 .375 12/31/27 395,281
100,000 United States Treasury Note/Bond 3 .875 12/31/27 99,500
500,000 United States Treasury Note/Bond 3 .500 01/31/28 494,590
1,445,000 United States Treasury Note/Bond 3 .375 02/29/28 1,426,034
300,000 United States Treasury Note/Bond 4 .000 02/29/28 298,840
540,000 United States Treasury Note/Bond 3 .625 03/31/28 534,516
700,000 United States Treasury Note/Bond 3 .500 04/30/28 691,004
675,000 United States Treasury Note/Bond 3 .750 04/30/28 669,252
400,000 United States Treasury Note/Bond 3 .625 05/31/28 395,484
233,000 United States Treasury Note/Bond 4 .000 05/31/28 231,908
200,000 United States Treasury Note/Bond 4 .000 06/30/28 198,992
253,000 United States Treasury Note/Bond 4 .125 06/30/28 252,338
75,000 United States Treasury Note/Bond 4 .125 07/31/28 74,783
34,000 United States Treasury Note/Bond 4 .250 07/31/28 33,988
300,000 United States Treasury Note/Bond 4 .625 09/30/28 301,992
250,000 United States Treasury Note/Bond 4 .375 11/30/28 250,342
200,000 United States Treasury Note/Bond 3 .500 01/15/29 196,227
300,000 United States Treasury Note/Bond 4 .000 01/31/29 297,726
140,000 United States Treasury Note/Bond 3 .500 02/15/29 137,249
500,000 United States Treasury Note/Bond 4 .250 02/28/29 499,180
330,000 United States Treasury Note/Bond 3 .500 03/15/29 323,323
300,000 United States Treasury Note/Bond 4 .125 03/31/29 298,500
100,000 United States Treasury Note/Bond 3 .875 04/15/29 98,852
1,150,000 United States Treasury Note/Bond 4 .625 04/30/29 1,158,760
875,000 United States Treasury Note/Bond 3 .875 05/15/29 864,609
550,000 United States Treasury Note/Bond 4 .500 05/31/29 552,406
275,000 United States Treasury Note/Bond 4 .125 06/15/29 273,475
100,000 United States Treasury Note/Bond 4 .250 06/30/29 99,754
100,000 United States Treasury Note/Bond 4 .000 07/31/29 99,062
200,000 United States Treasury Note/Bond 3 .625 08/31/29 195,891
150,000 United States Treasury Note/Bond 3 .500 09/30/29 146,279
350,000 United States Treasury Note/Bond 4 .125 10/31/29 347,553
420,000 United States Treasury Note/Bond 4 .125 11/30/29 416,965
900,000 United States Treasury Note/Bond 4 .375 12/31/29 900,176
545,000 United States Treasury Note/Bond 4 .250 01/31/30 542,807
640,000 United States Treasury Note/Bond 4 .000 03/31/30 631,875
150,000 United States Treasury Note/Bond 3 .875 04/30/30 147,393
150,000 United States Treasury Note/Bond 4 .000 05/31/30 147,961
600,000 United States Treasury Note/Bond 3 .875 06/30/30 588,891
350,000 United States Treasury Note/Bond 3 .875 07/31/30 343,383
950,000 United States Treasury Note/Bond 3 .625 08/31/30 922,539
400,000 United States Treasury Note/Bond 3 .625 09/30/30 388,281
500,000 United States Treasury Note/Bond 3 .625 10/31/30 485,000
300,000 United States Treasury Note/Bond 3 .625 12/31/30 290,601
335,000 United States Treasury Note/Bond 3 .750 01/31/31 325,944
215,000 United States Treasury Note/Bond 1 .125 02/15/31 186,319
234,000 United States Treasury Note/Bond 4 .125 06/30/31 230,892
40,000 United States Treasury Note/Bond 4 .375 07/31/31 39,909
TOTAL U.S. TREASURY
(Cost $22,031,948) 21,856,859
TOTAL LONG-TERM INVESTMENTS
(Cost $34,427,680) 34,102,665
OTHER ASSETS & LIABILITIES, NET - 1.3% 449,365
NET ASSETS - 100% $ 34,552,030

See Notes to Financial Statements
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $84,856 or 0.2% of Total Investments.
(b) When-issued or delayed delivery security.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Portfolio of Investments July 31, 2026
NUHY
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.7%
CORPORATE DEBT - 97.7%
FINANCIALS - 12.9%
$ 245,000 Ally Financial Inc 6 .700% 02/14/33 $ 249,734
450,000 (a) Baldwin Insurance Group Holdings LLC / Baldwin Insurance
Group Holdings Finance
7 .125 05/15/31 453,816
120,000 Brandywine Operating Partnership LP 8 .875 04/12/29 125,771
100,000 (a) Bread Financial Holdings Inc 6 .750 05/15/31 101,945
320,000 (a),(b) Burford Capital Global Finance LLC 7 .500 07/15/33 269,818
91,000 (a),(b) Burford Capital Global Finance LLC 8 .500 01/15/34 78,715
350,000 Centene Corp 2 .625 08/01/31 303,242
250,000 (a) Credit Acceptance Corp 9 .250 12/15/28 258,803
262,000 (a) Credit Acceptance Corp 6 .625 03/15/30 261,718
200,000 (a) Encore Capital Group Inc 8 .500 05/15/30 211,752
80,000 (a) Encore Capital Group Inc 6 .625 04/15/31 80,340
40,000 (a) Enova International Inc 9 .125 08/01/29 41,846
200,000 (a) FTAI Aviation Investors LLC 7 .000 06/15/32 204,205
350,000 (a) FTAI Aviation Ltd 7 .000 05/01/31 359,726
250,000 (a) Genesee & Wyoming Inc 6 .250 04/15/32 251,433
200,000 (a) Global Atlantic Fin Co 7 .950 10/15/54 200,179
150,000 (a) Global Atlantic Fin Co 7 .250 03/01/56 144,109
892,000 (a) goeasy Ltd 9 .250 12/01/28 881,476
500,000 (a) goeasy Ltd 7 .625 07/01/29 474,738
90,000 HA Sustainable Infrastructure Capital Inc 8 .000 06/01/56 94,477
150,000 HA Sustainable Infrastructure Capital Inc 7 .125 11/15/56 151,147
210,000 (a) Howard Hughes Corp/The 4 .375 02/01/31 196,249
90,000 (a) Howard Hughes Corp/The 6 .125 03/01/34 87,735
115,000 Humana Inc 6 .625 09/15/56 113,157
65,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9 .750 01/15/29 64,730
50,000 (a) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10 .000 11/15/29 50,082
50,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9 .000 06/15/30 47,565
237,000 (a) Kennedy-Wilson Inc 7 .000 06/01/31 241,338
381,000 (a) Kennedy-Wilson Inc 7 .250 06/01/33 385,702
345,000 (a) Molina Healthcare Inc 3 .875 05/15/32 308,509
120,000 (a) Molina Healthcare Inc 6 .250 01/15/33 118,664
571,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 580,313
112,000 Navient Corp 9 .375 07/25/30 113,610
200,000 Navient Corp 7 .875 06/15/32 187,375
402,000 OneMain Finance Corp 7 .875 03/15/30 416,146
590,000 OneMain Finance Corp 7 .500 05/15/31 604,750
506,000 OneMain Finance Corp 6 .750 09/15/33 497,844
410,000 (a) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
4 .875 05/15/29 399,621
325,000 (a) PennyMac Financial Services Inc 7 .125 11/15/30 323,986
195,000 (a) PennyMac Financial Services Inc 5 .750 09/15/31 180,752
652,000 (a) PennyMac Financial Services Inc 6 .875 05/15/32 623,244
240,000 (a) PennyMac Financial Services Inc 6 .750 02/15/34 222,606
100,000 (a) PHH Escrow Issuer LLC/PHH Corp 9 .875 11/01/29 99,081
103,000 (a) PRA Group Inc 8 .875 01/31/30 106,054
310,000 (a) PROG Holdings Inc 6 .000 11/15/29 303,025
258,000 (a) RHP Hotel Properties LP / RHP Finance Corp 4 .500 02/15/29 252,039
70,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6 .500 04/01/32 71,185
320,000 (a) RHP Hotel Properties LP / RHP Finance Corp 5 .750 03/15/34 313,369
453,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4 .000 10/15/33 400,073
321,000 (a) Ryan Specialty LLC 5 .875 08/01/32 316,584
123,000 SLM Corp 6 .500 01/31/30 124,411
459,000 (a) Starwood Property Trust Inc 7 .250 04/01/29 472,954
400,000 (a) Starwood Property Trust Inc 6 .500 10/15/30 405,511
189,000 (a) Stonex Escrow Issuer LLC 6 .875 07/15/32 191,846
160,000 (a) StoneX Group Inc 7 .875 03/01/31 166,642
100,000 Synchrony Financial 7 .250 02/02/33 102,777
TOTAL FINANCIALS 14,288,519

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL - 81.7%
$ 51,000 (a) 1261229 BC Ltd 10 .000% 04/15/32 $ 52,135
110,000 (a) AAR Escrow Issuer LLC 6 .750 03/15/29 112,372
15,000 (a) Academy Ltd 5 .875 05/15/31 14,838
150,000 (a),(b) Acadia Healthcare Co Inc 7 .375 03/15/33 154,687
100,000 (a) Accendra Health Inc 9 .000 06/15/32 95,436
450,000 (a) Acushnet Co 5 .625 12/01/33 441,220
470,000 (a) Adapthealth LLC 4 .625 08/01/29 453,136
2,000 (a) Adapthealth LLC 5 .125 03/01/30 1,929
120,000 (a) Adient Global Holdings Ltd 7 .000 04/15/28 121,800
85,000 (a) Adient Global Holdings Ltd 8 .250 04/15/31 88,381
100,000 (a) ADT Security Corp/The 4 .125 08/01/29 95,787
270,000 (a) ADT Security Corp/The 5 .875 10/15/33 261,798
150,000 (a) Advance Auto Parts Inc 7 .375 08/01/33 154,820
40,000 (a) Advanced Drainage Systems Inc 6 .375 06/15/30 40,303
55,000 (a) Advanced Drainage Systems Inc 5 .375 03/01/34 53,257
150,000 (a) Advantage Sales & Marketing Inc 9 .000 11/15/30 131,744
237,000 (a) AECOM 6 .000 08/01/33 235,647
140,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .500 02/15/28 140,873
500,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .500 03/31/31 480,436
150,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .625 03/31/32 142,680
480,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .250 03/15/33 464,914
450,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .750 03/31/34 418,384
170,000 (a) Allison Transmission Inc 3 .750 01/30/31 157,671
190,000 (a) Alta Equipment Group Inc 9 .000 06/01/29 181,247
170,000 (a) American Airlines Inc 7 .250 02/15/28 171,421
350,000 American Axle & Manufacturing Inc 5 .000 10/01/29 338,172
800,000 (a) American Axle & Manufacturing Inc 7 .750 10/15/33 787,778
120,000 (a) AmeriGas Partners LP / AmeriGas Finance Corp 9 .500 06/01/30 128,661
295,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5 .375 06/15/29 294,078
55,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5 .750 10/15/33 54,021
454,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5 .750 07/01/34 444,993
192,000 (a) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 193,455
20,000 (a) Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5 .750 01/15/29 19,704
54,000 (a) APi Group DE Inc 5 .750 06/01/34 52,856
146,000 (a) APLD ComputeCo LLC 9 .250 12/15/30 155,162
15,000 Aptiv Swiss Holdings Ltd 6 .875 12/15/54 15,212
150,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 152,148
300,000 (a) Archrock Services LP / Archrock Partners Finance Corp 6 .000 02/01/34 293,598
100,000 (a) Arcosa Inc 6 .875 08/15/32 103,110
35,000 (a) Asbury Automotive Group Inc 4 .625 11/15/29 33,944
260,000 (a) Asbury Automotive Group Inc 5 .000 02/15/32 247,725
440,000 (a) Aston Martin Capital Holdings Ltd 10 .000 03/31/29 247,500
150,000 (a) Avantor Funding Inc 3 .875 11/01/29 143,096
437,000 (a) Avianca Midco 2 PLC 9 .625 02/14/30 422,107
257,000 (a) Avianca Midco 2 PLC 9 .500 01/28/31 240,036
421,000 (a) Avianca Midco 2 PLC 10 .250 01/07/32 394,658
490,000 (a) Avient Corp 7 .125 08/01/30 497,262
150,000 (a) Avient Corp 6 .250 11/01/31 151,104
105,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 4 .750 04/01/28 103,282
200,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5 .375 03/01/29 194,710
150,000 (a),(b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8 .000 02/15/31 149,772
1,855,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8 .375 06/15/32 1,846,143
170,000 (a) Axalta Coating Systems Dutch Holding B BV 7 .250 02/15/31 175,823
100,000 (a) Axon Enterprise Inc 6 .125 03/15/30 101,161
190,000 (a) Axon Enterprise Inc 6 .250 03/15/33 192,692
390,000 Ball Corp 2 .875 08/15/30 352,674
240,000 (b) Ball Corp 3 .125 09/15/31 215,480

Portfolio of Investments July 31, 2026
(continued)
NUHY

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 20,000 Ball Corp 5 .500% 09/15/33 $ 19,871
309,000 (a) Bausch Health Cos Inc 11 .000 09/30/28 315,708
268,000 Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 270,133
210,000 (a) Belron UK Finance PLC 5 .750 10/15/29 209,934
70,000 Block Inc 6 .500 05/15/32 70,721
250,000 (a) British Telecommunications Ltd 4 .875 11/23/81 238,950
236,000 (a) Builders FirstSource Inc 4 .250 02/01/32 214,757
20,000 (a) Builders FirstSource Inc 6 .750 05/15/35 19,801
115,000 (a) CACI International Inc 6 .375 06/15/33 115,890
605,000 Celanese US Holdings LLC 7 .165 07/15/27 611,426
345,000 Celanese US Holdings LLC 7 .350 11/15/28 357,926
45,000 Celanese US Holdings LLC 7 .330 07/15/29 46,780
35,000 Celanese US Holdings LLC 6 .500 04/15/30 35,430
250,000 Celanese US Holdings LLC 7 .550 11/15/30 263,167
45,000 Celanese US Holdings LLC 7 .000 02/15/31 46,138
450,000 Celanese US Holdings LLC 7 .379 07/15/32 470,841
105,000 Celanese US Holdings LLC 6 .750 04/15/33 107,034
832,000 Celanese US Holdings LLC 7 .700 11/15/33 880,706
185,000 Celanese US Holdings LLC 7 .375 02/15/34 190,299
190,000 (a) Century Communities Inc 3 .875 08/15/29 180,180
785,000 (a) Chemours Co/The 4 .625 11/15/29 740,791
760,000 (a) Chemours Co/The 8 .000 01/15/33 748,074
878,000 (a) Chemours Co/The 7 .875 03/15/34 854,380
441,000 (a) CHS/Community Health Systems Inc 5 .250 05/15/30 407,225
776,000 (a) CHS/Community Health Systems Inc 10 .875 01/15/32 818,522
1,089,000 (a) CHS/Community Health Systems Inc 9 .750 01/15/34 1,103,225
210,000 (a) Cimpress PLC 7 .375 09/15/32 210,603
100,000 (a) Cinemark USA Inc 5 .250 07/15/28 99,292
145,000 (a) Cinemark USA Inc 7 .000 08/01/32 148,646
200,000 (a) Clarios Global LP / Clarios US Finance Co 6 .750 05/15/28 202,509
1,900,000 (a) Clarios Global LP / Clarios US Finance Co 6 .750 02/15/30 1,948,250
470,000 (a) Clarios Global LP / Clarios US Finance Co 6 .750 09/15/32 473,530
15,000 (a) Clean Harbors Inc 5 .750 10/15/33 14,913
425,000 (a) Clear Channel Outdoor Holdings Inc 7 .875 04/01/30 441,372
325,000 (a),(b) Clue Opco LLC 9 .500 10/15/31 315,660
166,000 (a) Cogent Communications Group LLC / Cogent Finance Inc 6 .500 07/01/32 147,743
305,000 (a) Coherent Corp 5 .000 12/15/29 298,439
150,000 (a) Columbus McKinnon Corp/NY 7 .125 01/31/33 151,125
220,000 (a) CompoSecure Holdings LLC 5 .625 02/01/33 211,466
510,000 (a) Concentra Health Services Inc 6 .875 07/15/32 524,431
555,000 (a) Connect Finco SARL / Connect US Finco LLC 9 .000 09/15/29 582,184
1,420,000 (a) Cooper-Standard Automotive Inc 9 .250 03/01/31 1,445,365
941,000 (a) Core & Main LP 6 .000 07/01/34 935,743
40,000 (a) CoreWeave Inc 9 .750 10/01/31 36,295
543,000 (a) Cornerstone Building Brands Inc 9 .500 08/15/29 278,896
220,000 Crown Americas LLC 5 .875 06/01/33 219,552
36,000 (a) CSC Holdings LLC 11 .750 01/31/29 20,607
210,000 (a) DaVita Inc 6 .875 09/01/32 215,809
200,000 (a) DaVita Inc 6 .750 07/15/33 205,037
132,000 DENTSPLY SIRONA Inc 8 .375 09/12/55 131,690
330,000 (a) Diebold Nixdorf Inc 7 .750 03/31/30 342,579
157,000 (a) Dye & Durham Ltd 8 .625 04/15/29 94,384
48,000 (a) Embecta Corp 5 .000 02/15/30 37,050
15,000 (a) EMRLD Borrower LP / Emerald Co-Issuer Inc 6 .750 07/15/31 15,385
500,000 Energy Transfer LP 6 .750 02/15/56 501,550
55,000 Energy Transfer LP 6 .550 01/15/57 54,302
560,000 (a) Entegris Inc 5 .950 06/15/30 560,186
250,000 (a) Esab Corp 5 .625 04/01/31 246,977
50,000 (a) EW Scripps Co/The 9 .875 08/15/30 44,011
150,000 (a) Excelerate Energy LP 8 .000 05/15/30 157,152
260,000 (a) Fair Isaac Corp 6 .000 05/15/33 251,643
252,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 9 .250 01/15/31 265,048

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 265,000 FMC Corp 8 .450% 11/01/55 $ 199,323
15,000 (a) Forestar Group Inc 6 .500 03/15/33 15,031
210,000 (a) Forvia SE 6 .750 09/15/33 208,962
335,000 (a) Gap Inc/The 3 .625 10/01/29 315,148
250,000 (a) Garrett Motion Holdings Inc / Garrett LX I Sarl 7 .750 05/31/32 259,862
105,000 (a) Gen Digital Inc 7 .125 09/30/30 106,595
580,000 Genesis Energy LP / Genesis Energy Finance Corp 8 .250 01/15/29 598,138
395,000 Genesis Energy LP / Genesis Energy Finance Corp 8 .875 04/15/30 412,387
605,000 Genesis Energy LP / Genesis Energy Finance Corp 7 .875 05/15/32 624,864
627,000 Genesis Energy LP / Genesis Energy Finance Corp 8 .000 05/15/33 652,279
759,000 Genesis Energy LP / Genesis Energy Finance Corp 6 .750 03/15/34 757,012
420,000 (a) GENMAB A/S/GENMAB FINANCE LLC 6 .250 12/15/32 423,844
100,000 (a) Graphic Packaging International LLC 6 .375 07/15/32 99,839
223,000 (a) Gray Media Inc 10 .500 07/15/29 235,167
700,000 (a) Gray Media Inc 7 .250 08/15/33 692,342
110,000 (a) Group 1 Automotive Inc 6 .375 01/15/30 110,506
505,000 (a) HealthEquity Inc 4 .500 10/01/29 489,479
200,000 (a) Herc Holdings Inc 6 .625 06/15/29 203,586
240,000 (a) Herc Holdings Inc 7 .000 06/15/30 247,505
310,000 (a) Herc Holdings Inc 7 .250 06/15/33 319,877
573,000 (a) Hertz Corp/The 12 .625 07/15/29 373,715
369,000 (a) Hertz Corp/The 5 .000 12/01/29 100,552
303,000 (a) Hess Midstream Operations LP 6 .500 06/01/29 308,141
120,000 (a) Hess Midstream Operations LP 4 .250 02/15/30 114,901
180,000 (a) Hilton Domestic Operating Co Inc 4 .000 05/01/31 168,913
360,000 (a) Hilton Domestic Operating Co Inc 3 .625 02/15/32 325,746
408,000 (a) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
4 .875 07/01/31 377,368
170,000 (a) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
6 .625 01/15/32 170,390
200,000 (a) HLF Financing Sarl LLC / Herbalife International Inc 7 .750 05/01/33 201,268
175,000 (a) iHeartCommunications Inc 9 .125 05/01/29 162,180
203,000 (a) iHeartCommunications Inc 10 .875 05/01/30 155,092
473,000 (a) iHeartCommunications Inc 7 .750 08/15/30 414,864
350,000 (a) Industrial F&B Investments III Inc 7 .750 02/11/33 355,357
140,000 (a) Insight Enterprises Inc 6 .625 05/15/32 140,783
90,000 (a) IQVIA Inc 6 .500 05/15/30 91,702
50,000 (a) IQVIA Inc 6 .250 06/01/32 50,643
95,000 (a) Iron Mountain Inc 7 .000 02/15/29 96,506
250,000 (a) Iron Mountain Inc 6 .250 01/15/33 250,961
58,000 (a) Iron Mountain Inc 6 .250 01/15/35 57,270
235,000 (a) Iron Mountain Information Management Services Inc 5 .000 07/15/32 223,294
605,000 (a) JetBlue Airways Corp / JetBlue Loyalty LP 9 .875 09/20/31 526,437
390,000 (a) Kinetik Holdings LP 5 .875 06/15/30 390,432
100,000 (a) Kodiak Gas Services LLC 6 .500 10/01/33 99,871
729,000 (a) Kodiak Gas Services LLC 6 .750 10/01/35 734,537
210,000 (a) Lamb Weston Holdings Inc 4 .125 01/31/30 199,939
100,000 (a) Lamb Weston Holdings Inc 4 .375 01/31/32 93,728
700,000 (a) Level 3 Financing Inc 6 .875 06/30/33 708,365
872,000 (a) Level 3 Financing Inc 7 .000 03/31/34 887,014
690,000 (a) Level 3 Financing Inc 8 .500 01/15/36 717,864
336,000 (a) Level 3 Financing Inc 7 .500 02/15/37 333,714
130,000 (a) LifePoint Health Inc 9 .875 08/15/30 136,473
290,000 (a) LifePoint Health Inc 8 .375 02/15/32 291,970
70,000 (a) LifePoint Health Inc 7 .000 05/01/34 65,383
245,000 (a) Lindblad Expeditions LLC 7 .000 09/15/30 252,213
60,000 (a) Lithia Motors Inc 3 .875 06/01/29 57,606
15,000 (a) Macy's Retail Holdings LLC 7 .375 08/01/33 15,609
190,000 (a) Magnera Corp 4 .750 11/15/29 177,025
138,000 (a) Magnera Corp 7 .250 11/15/31 135,068
180,000 (a) Marriott Ownership Resorts Inc 4 .500 06/15/29 173,517
240,000 (a) Marriott Ownership Resorts Inc 6 .500 10/01/33 236,025

Portfolio of Investments July 31, 2026
(continued)
NUHY

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 400,000 (a) Masterbrand Inc 7 .000% 07/15/32 $ 400,226
150,000 (a) Match Group Holdings II LLC 3 .625 10/01/31 133,927
270,000 (a) Match Group Holdings II LLC 6 .125 09/15/33 262,884
500,000 (a) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 391,629
24,000 (a) Methanex US Operations Inc 6 .250 03/15/32 24,237
40,000 (a) Moog Inc 5 .500 10/15/34 38,697
359,000 (a) MPH Acquisition Holdings LLC 5 .750 12/31/30 276,430
15,000 (a) Murphy Oil USA Inc 5 .875 06/01/34 14,862
510,000 (a) NCL Corp Ltd 7 .750 02/15/29 529,498
658,000 (a) NCL Corp Ltd 5 .875 01/15/31 628,865
1,040,000 (a) NCL Corp Ltd 6 .750 02/01/32 1,019,370
850,000 (a),(b) NCL Corp Ltd 6 .250 09/15/33 807,968
380,000 (a) NCR Atleos Corp 9 .500 04/01/29 403,007
315,000 (a) New Flyer Holdings Inc 9 .250 07/01/30 337,196
310,000 Newell Brands Inc 6 .625 09/15/29 313,729
82,000 Newell Brands Inc 6 .625 05/15/32 82,961
800,000 (a) Nexstar Media Inc 6 .500 09/15/33 795,900
750,000 (a) Nexstar Media Inc 7 .250 04/15/34 751,681
120,000 (a) Nissan Motor Co Ltd 8 .125 07/17/35 126,619
100,000 (a) Northriver Midstream Finance LP 6 .750 07/15/32 100,773
10,000 (a) Open Text Corp 3 .875 12/01/29 9,197
300,000 (a) Open Text Holdings Inc 4 .125 12/01/31 264,711
120,000 (a) Option Care Health Inc 4 .375 10/31/29 115,215
530,000 (a),(b) Owens-Brockway Glass Container Inc 7 .250 05/15/31 501,764
441,000 (a) Par Petroleum LLC 7 .375 06/01/34 456,328
130,000 (a) Patrick Industries Inc 6 .375 11/01/32 128,195
186,000 (a) PBF Holding Co LLC / PBF Finance Corp 9 .875 03/15/30 199,276
217,000 (a) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 225,207
1,305,000 (a) Performance Food Group Inc 4 .250 08/01/29 1,261,649
851,000 (a) Performance Food Group Inc 6 .125 09/15/32 853,404
850,000 (a) Performance Food Group Inc 5 .625 03/01/34 824,498
420,000 Perrigo Finance Unlimited Co 5 .150 06/15/30 397,111
639,000 (a) Petco Health & Wellness Co Inc 8 .250 02/01/31 641,042
25,000 (a) Phinia Inc 6 .750 04/15/29 25,414
590,000 (a) Post Holdings Inc 4 .500 09/15/31 546,805
165,000 (a) Post Holdings Inc 6 .250 02/15/32 165,667
190,000 (a) Post Holdings Inc 6 .375 03/01/33 187,113
670,000 (a) Post Holdings Inc 6 .250 10/15/34 651,419
447,000 (a) Post Holdings Inc 6 .500 03/15/36 436,001
55,000 (a) Primo Water Holdings Inc / Triton Water Holdings Inc 6 .250 04/01/29 55,177
115,000 (a) Primo Water Holdings Inc / Triton Water Holdings Inc 4 .375 04/30/29 111,415
75,000 (a) QXO Building Products Inc 6 .500 07/15/31 75,304
373,000 (a) QXO Building Products Inc 6 .750 04/30/32 380,930
294,000 (a) QXO Building Products Inc 6 .875 07/15/34 294,439
200,000 (a) Rakuten Group Inc 9 .750 04/15/29 217,154
355,000 (a),(c) Rakuten Group Inc 6 .250 N/A 336,553
200,000 (a),(c) Rakuten Group Inc 8 .125 N/A 204,411
55,000 (a) RB Global Holdings Inc 6 .750 03/15/28 55,491
65,000 (a) RB Global Holdings Inc 7 .750 03/15/31 67,077
110,000 (a) Resideo Funding II LLC 6 .500 07/15/32 110,037
350,000 Rogers Communications Inc 7 .000 04/15/55 352,100
448,000 Rogers Communications Inc 7 .125 04/15/55 452,145
20,000 (a) Roller Bearing Co of America Inc 4 .375 10/15/29 19,381
380,000 (a) RR Donnelley & Sons Co 9 .500 08/01/29 393,846
1,325,000 (a) Sabre Financial Borrower LLC 11 .125 06/15/29 1,394,066
159,000 (a) Sabre GLBL Inc 10 .750 11/15/29 153,037
201,000 (a) Sabre GLBL Inc 10 .750 03/15/30 192,458
1,463,000 (a) Sabre GLBL Inc 11 .125 07/15/30 1,408,138
15,000 Sally Holdings LLC / Sally Capital Inc 6 .750 04/01/32 15,284
182,000 (a) Scientific Games Holdings LP/Scientific Games US FinCo Inc 6 .625 03/01/30 147,429
192,000 Seagate Data Storage Technology Pte Ltd 9 .625 12/01/32 211,357
270,000 (a) SeaWorld Parks & Entertainment Inc 5 .250 08/15/29 263,031

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 549,000 (a) Select Medical Corp 6 .250% 12/01/32 $ 527,321
200,000 (a) Sensata Technologies BV 5 .875 09/01/30 200,164
500,000 Service Corp International/US 4 .000 05/15/31 467,470
430,000 (a) Sinclair Television Group Inc 8 .125 02/15/33 440,954
213,000 (a) Sirius XM Radio LLC 3 .875 09/01/31 192,220
77,000 (a) Sirius XM Radio LLC 5 .875 04/15/32 75,558
250,000 (a) SIX FLAGS ENTERTAINMENT 6 .625 05/01/32 251,698
260,000 (a) Six Flags Entertainment Corp 7 .250 05/15/31 254,955
342,000 (a) Six Flags Entertainment Corp/Canada's Wonderland Co/
Millennium Operations LLC
8 .625 01/15/32 345,903
300,000 (a) SK Invictus Intermediate II Sarl 5 .000 10/30/29 292,950
610,000 (a) Somnigroup International Inc 3 .875 10/15/31 556,067
100,000 (a) Sonic Automotive Inc 4 .625 11/15/29 97,401
200,000 (a) Sonic Automotive Inc 4 .875 11/15/31 191,030
370,000 (a) Sotera Health Holdings LLC 7 .375 06/01/31 383,193
100,000 South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 105,525
80,000 (a) SS&C Technologies Inc 6 .500 06/01/32 80,592
310,000 (a) Stagwell Global LLC 5 .625 08/15/29 301,461
230,000 (a) Stena International SA 7 .250 01/15/31 234,100
184,000 (a) Sunoco LP 4 .625 05/01/30 177,168
166,000 (a) Sunoco LP 7 .250 05/01/32 171,146
110,000 (a) Sunoco LP 5 .875 03/15/34 107,663
200,000 (a) Sunoco LP 5 .625 07/15/34 193,371
100,000 TELUS Corp 6 .625 10/15/55 99,675
325,000 TELUS Corp 7 .000 10/15/55 327,601
335,000 TELUS Corp 6 .625 06/09/56 327,184
220,000 (a) Terex Corp 5 .000 05/15/29 216,918
200,000 (a) TGS ASA 8 .500 01/15/30 209,208
310,000 (a) Thor Industries Inc 4 .000 10/15/29 292,194
200,000 (a) Tidewater Inc 9 .125 07/15/30 213,746
10,000 (a) TransDigm Inc 6 .750 08/15/28 10,063
302,000 (a) TransDigm Inc 6 .375 03/01/29 305,633
100,000 TransDigm Inc 4 .875 05/01/29 98,227
170,000 (a) TransDigm Inc 6 .875 12/15/30 174,263
180,000 (a) TransDigm Inc 7 .125 12/01/31 185,659
331,000 (a) TransDigm Inc 6 .625 03/01/32 336,538
200,000 (a) TransDigm Inc 6 .000 01/15/33 199,979
400,000 (a) TransDigm Inc 6 .375 05/31/33 399,899
600,000 (a) TransDigm Inc 6 .750 01/31/34 609,764
660,000 (a) TransDigm Inc 6 .125 07/31/34 652,587
185,000 (a) TransMontaigne Partners LLC 8 .500 06/15/30 188,749
250,000 (a) Travel + Leisure Co 4 .500 12/01/29 240,886
100,000 (a) Trinity Industries Inc 7 .750 07/15/28 102,056
20,000 (a) Trivium Packaging Finance BV 12 .250 01/15/31 22,131
204,000 (a),(b) Unisys Corp 10 .625 01/15/31 191,378
500,000 United Airlines Holdings Inc 5 .375 03/01/31 493,449
490,000 (a) United Rentals North America Inc 6 .125 03/15/34 495,714
130,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4 .750 04/15/28 129,507
150,000 (a) Uniti Services LLC 7 .500 10/15/33 153,283
44,000 (a) Univision Communications Inc 4 .500 05/01/29 41,666
20,000 (a) Univision Communications Inc 8 .875 04/15/33 19,364
290,000 (a) US Foods Inc 4 .625 06/01/30 281,771
350,000 (a) Valaris Ltd 8 .375 04/30/30 362,355
50,000 (a) Viasat Inc 7 .500 05/30/31 49,987
640,000 (a) VZ Secured Financing BV 5 .000 01/15/32 524,802
91,000 (a) Weatherford International Ltd 8 .625 04/30/30 91,510
150,000 (a) WESCO Distribution Inc 6 .375 03/15/29 152,116
230,000 (a) WESCO Distribution Inc 5 .500 04/15/34 223,436
130,000 (a) WEX Inc 6 .500 03/15/33 129,170
100,000 Whirlpool Corp 6 .125 06/15/30 90,869
120,000 (b) Whirlpool Corp 6 .500 06/15/33 101,682
361,000 (a) Whirlpool Corp 7 .875 07/01/34 341,289

Portfolio of Investments July 31, 2026
(continued)
NUHY

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 15,000 (a) William Carter Co/The 7 .375% 02/15/31 $ 15,381
130,000 (a) Williams Scotsman Inc 7 .375 10/01/31 134,035
450,000 (a) Windstream Services LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 468,463
400,000 (a) Wolverine World Wide Inc 4 .000 08/15/29 377,049
15,000 (a) Wyndham Hotels & Resorts Inc 5 .625 03/01/33 14,598
180,000 (a) XPO Inc 7 .125 02/01/32 185,578
234,000 Yum! Brands Inc 4 .625 01/31/32 222,302
100,000 (a) Zebra Technologies Corp 6 .500 06/01/32 101,127
TOTAL INDUSTRIAL 90,414,034
UTILITY - 3.1%
137,000 AES Corp/The 6 .950 07/15/55 134,541
230,000 (a) AltaGas Ltd 7 .200 10/15/54 237,913
109,000 (a) Clearway Energy Operating LLC
3
.750 02/15/31 99,986
32,000 Edison International 8 .125 06/15/53 32,739
150,000 EUSHI Finance Inc 6 .250 04/01/56 148,067
150,000 (a) Gates Corp/DE 6 .875 07/01/29 153,019
250,000 (a) NRG Energy Inc 6 .000 02/01/33 249,248
300,000 (a) NRG Energy Inc 5 .750 01/15/34 292,171
45,000 (a) NRG Energy Inc 5 .875 05/15/34 44,177
300,000 (a) NRG Energy Inc 6 .250 11/01/34 299,209
620,000 (a) NRG Energy Inc 6 .000 01/15/36 606,592
140,000 (a) NRG Energy Inc 6 .125 05/15/36 138,195
108,000 PacifiCorp 7 .375 09/15/55 107,415
400,000 PacifiCorp 7 .125 08/15/56 393,817
500,000 (a) XPLR Infrastructure Operating Partners LP 7 .750 04/15/34 523,616
TOTAL UTILITY 3,460,705
TOTAL CORPORATE DEBT
(Cost $109,409,575) 108,163,258
TOTAL LONG-TERM INVESTMENTS
(Cost $109,409,575) 108,163,258
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.7%
1,866,559 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
3.680 (e) $ 1,866,559
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,866,559) 1,866,559
TOTAL INVESTMENTS - 99.4%
(Cost $111,276,134) 110,029,817
OTHER ASSETS & LIABILITIES, NET - 0.6% 671,471
NET ASSETS - 100% $ 110,701,288
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $91,548,165 or 83.2% of Total Investments.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,785,902.
(c) Perpetual security. Maturity date is not applicable.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments July 31, 2026
NUBD
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.3%
CORPORATE DEBT - 24.0%
FINANCIALS - 7.7%
$ 10,000 Aegon Ltd 5 .500% 04/11/48 $ 9,989
20,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .875 01/23/28 19,744
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5 .100 01/19/29 10,042
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .150 09/30/30 10,357
190,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .300 01/30/32 171,893
150,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4 .750 01/15/33 144,599
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .400 10/29/33 8,735
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5 .300 01/19/34 9,845
20,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 20,461
40,000 Aflac Inc 3 .600 04/01/30 38,307
100,000 Allstate Corp/The 3 .850 08/10/49 71,882
50,000 Ally Financial Inc 5 .737 05/15/29 50,564
30,000 Ally Financial Inc 8 .000 11/01/31 33,192
92,000 Ally Financial Inc 8 .000 11/01/31 101,527
40,000 American Assets Trust LP 3 .375 02/01/31 36,269
90,000 American Express Co 1 .650 11/04/26 89,475
50,000 American Express Co 5 .085 01/30/31 50,235
50,000 American Express Co 4 .918 07/20/33 49,310
180,000 American Express Co 5 .625 07/28/34 180,974
50,000 American Express Co 5 .915 04/25/35 51,070
150,000 American Express Co 5 .284 07/26/35 148,921
50,000 American Homes 4 Rent LP 5 .500 07/15/34 49,691
70,000 American International Group Inc 3 .400 06/30/30 66,130
30,000 American International Group Inc 5 .125 03/27/33 29,778
20,000 American International Group Inc 4 .375 06/30/50 15,784
50,000 American Tower Corp 4 .700 12/15/32 48,475
4,000 Ameriprise Financial Inc 2 .875 09/15/26 3,995
30,000 Ameriprise Financial Inc 5 .700 12/15/28 30,699
20,000 Ameriprise Financial Inc 4 .500 05/13/32 19,499
20,000 Ameriprise Financial Inc 5 .200 04/15/35 19,628
10,000 Aon Corp / Aon Global Holdings PLC 2 .850 05/28/27 9,875
120,000 Aon Corp / Aon Global Holdings PLC 5 .350 02/28/33 120,532
20,000 Aon Corp / Aon Global Holdings PLC 2 .900 08/23/51 11,695
20,000 Aon Global Ltd 4 .600 06/14/44 16,608
60,000 Aon North America Inc 5 .450 03/01/34 60,085
50,000 Apollo Global Management Inc 5 .150 08/12/35 47,816
20,000 Apollo Global Management Inc 6 .000 12/15/54 19,149
50,000 Arch Capital Group Ltd 5 .250 06/15/36 48,854
10,000 Ares Management Corp 5 .600 10/11/54 8,676
20,000 Arthur J Gallagher & Co 2 .400 11/09/31 17,502
50,000 Arthur J Gallagher & Co 3 .500 05/20/51 32,775
65,000 Arthur J Gallagher & Co 3 .050 03/09/52 38,559
60,000 Arthur J Gallagher & Co 5 .550 02/15/55 53,976
22,000 Assurant Inc 5 .550 02/15/36 21,499
64,000 Australia & New Zealand Banking Group Ltd/New York NY 3 .919 12/08/28 63,134
10,000 AvalonBay Communities Inc 3 .300 06/01/29 9,629
50,000 AvalonBay Communities Inc 4 .350 12/01/30 49,023
100,000 AvalonBay Communities Inc 5 .300 12/07/33 100,849
20,000 AXIS Specialty Finance LLC 4 .900 01/15/40 19,580
121,000 Banco Bilbao Vizcaya Argentaria SA 5 .127 03/03/36 115,451
170,000 Banco Santander SA 4 .175 03/24/28 169,440
150,000 Banco Santander SA 3 .490 05/28/30 141,822
68,000 Banco Santander SA 6 .921 08/08/33 72,519
200,000 Banco Santander SA 5 .437 04/15/36 196,250
40,000 Bank of America Corp 5 .933 09/15/27 40,060
50,000 Bank of America Corp 4 .979 01/24/29 50,189
130,000 Bank of America Corp 2 .087 06/14/29 123,868
740,000 Bank of America Corp 3 .974 02/07/30 723,625
200,000 Bank of America Corp 2 .592 04/29/31 183,484

Portfolio of Investments July 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
400,000 Bank of America Corp 2 .651% 03/11/32 $ 359,173
140,000 Bank of America Corp 2 .299 07/21/32 122,515
121,000 Bank of America Corp 2 .972 02/04/33 107,991
310,000 Bank of America Corp 5 .872 09/15/34 318,843
50,000 Bank of America Corp 5 .464 05/09/36 49,932
100,000 Bank of America Corp 5 .489 04/23/37 97,424
50,000 Bank of America Corp 4 .078 04/23/40 42,600
272,000 Bank of America Corp 3 .311 04/22/42 203,912
20,000 Bank of America Corp 2 .831 10/24/51 11,879
250,000 (a) Bank of America Corp 2 .972 07/21/52 152,809
40,000 Bank of Montreal 2 .650 03/08/27 39,622
50,000 Bank of Montreal 5 .717 09/25/28 51,069
50,000 Bank of Montreal 5 .004 01/27/29 50,252
50,000 Bank of Montreal 4 .640 09/10/30 49,635
50,000 Bank of Montreal 4 .350 09/22/31 48,769
100,000 Bank of New York Mellon Corp/The 2 .050 01/26/27 98,991
50,000 Bank of New York Mellon Corp/The 3 .442 02/07/28 49,789
50,000 Bank of New York Mellon Corp/The 4 .026 01/22/30 49,169
50,000 Bank of New York Mellon Corp/The 4 .942 02/11/31 50,025
153,000 Bank of New York Mellon Corp/The 5 .188 03/14/35 151,973
50,000 Bank of New York Mellon Corp/The 5 .606 07/21/39 50,076
100,000 Bank of Nova Scotia/The 5 .400 06/04/27 100,857
50,000 Bank of Nova Scotia/The 5 .130 02/14/31 50,164
50,000 Bank of Nova Scotia/The 4 .338 09/15/31 48,582
50,000 Bank of Nova Scotia/The 4 .904 06/05/32 49,348
50,000 Bank of Nova Scotia/The 4 .740 11/10/32 48,975
60,000 Barclays PLC 4 .836 05/09/28 59,894
30,000 Barclays PLC 5 .501 08/09/28 30,219
200,000 Barclays PLC 5 .367 02/25/31 201,125
40,000 Barclays PLC 2 .894 11/24/32 35,464
60,000 Barclays PLC 5 .746 08/09/33 60,994
200,000 Barclays PLC 6 .692 09/13/34 212,244
210,000 Barclays PLC 5 .335 09/10/35 204,533
20,000 Blackrock Finance Inc 2 .400 04/30/30 18,384
30,000 Blackrock Finance Inc 1 .900 01/28/31 26,547
50,000 Blackrock Inc 3 .250 04/30/29 48,340
50,000 Blackrock Inc 4 .750 05/25/33 49,134
60,000 Blackrock Inc 5 .350 01/08/55 54,337
132,000 Boston Properties LP 2 .900 03/15/30 122,293
30,000 Boston Properties LP 6 .500 01/15/34 31,298
13,000 Brighthouse Financial Inc 3 .850 12/22/51 7,077
10,000 Brixmor Operating Partnership LP 3 .900 03/15/27 9,962
50,000 Brixmor Operating Partnership LP 4 .850 02/15/33 48,522
50,000 Brookfield Asset Management Ltd 5 .298 01/15/36 47,917
80,000 Brookfield Finance I UK Plc / Brookfield Finance Inc 2 .340 01/30/32 69,270
20,000 Brookfield Finance Inc 3 .900 01/25/28 19,772
60,000 Brookfield Finance Inc 6 .350 01/05/34 62,600
50,000 Brookfield Finance Inc 5 .330 01/15/36 48,226
10,000 Brookfield Finance Inc 5 .968 03/04/54 9,396
20,000 Brown & Brown Inc 2 .375 03/15/31 17,627
60,000 Brown & Brown Inc 5 .650 06/11/34 59,648
50,000 Brown & Brown Inc 5 .550 06/23/35 49,028
50,000 Canadian Imperial Bank of Commerce 5 .260 04/08/29 50,556
50,000 Canadian Imperial Bank of Commerce 4 .283 01/29/30 49,275
50,000 Canadian Imperial Bank of Commerce 4 .580 09/08/31 49,046
50,000 Canadian Imperial Bank of Commerce 3 .600 04/07/32 46,288
55,000 Canadian Imperial Bank of Commerce 6 .092 10/03/33 57,501
20,000 Capital One Financial Corp 3 .800 01/31/28 19,735
30,000 Capital One Financial Corp 5 .468 02/01/29 30,271
100,000 Capital One Financial Corp 6 .312 06/08/29 102,478
130,000 Capital One Financial Corp 7 .624 10/30/31 141,372
100,000 Capital One Financial Corp 6 .700 11/29/32 107,334

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
135,000 Capital One Financial Corp 6 .051% 02/01/35 $ 137,956
20,000 Carlyle Group Inc/The 5 .050 09/19/35 19,022
10,000 Cboe Global Markets Inc 3 .650 01/12/27 9,970
20,000 Cboe Global Markets Inc 3 .000 03/16/32 17,882
10,000 Charles Schwab Corp/The 3 .200 03/02/27 9,940
30,000 Charles Schwab Corp/The 4 .000 02/01/29 29,607
110,000 Charles Schwab Corp/The 5 .643 05/19/29 111,874
10,000 Charles Schwab Corp/The 3 .250 05/22/29 9,642
20,000 Charles Schwab Corp/The 5 .853 05/19/34 20,578
10,000 Charles Schwab Corp/The 6 .136 08/24/34 10,444
50,000 Charles Schwab Corp/The 4 .914 11/14/36 47,770
50,000 Charles Schwab Corp/The 5 .493 05/21/37 49,679
100,000 Chubb INA Holdings LLC 5 .300 05/20/36 99,003
139,000 Chubb INA Holdings LLC 6 .000 05/11/37 144,812
10,000 Chubb INA Holdings LLC 4 .350 11/03/45 8,205
800,000 Citigroup Inc 3 .980 03/20/30 781,477
50,000 Citigroup Inc 4 .542 09/19/30 49,404
75,000 Citigroup Inc 2 .666 01/29/31 69,255
190,000 Citigroup Inc 2 .561 05/01/32 169,312
330,000 Citigroup Inc 2 .520 11/03/32 289,219
20,000 Citigroup Inc 3 .057 01/25/33 17,933
100,000 Citigroup Inc 6 .174 05/25/34 102,630
50,000 Citigroup Inc 5 .827 02/13/35 50,137
20,000 Citigroup Inc 5 .449 06/11/35 19,971
50,000 Citigroup Inc 6 .020 01/24/36 50,613
50,000 Citigroup Inc 5 .333 03/27/36 49,292
50,000 Citigroup Inc 5 .174 09/11/36 48,716
50,000 Citigroup Inc 5 .411 09/19/39 48,471
40,000 Citigroup Inc 5 .300 05/06/44 36,319
100,000 (a) Citigroup Inc 5 .612 03/04/56 93,563
100,000 Citizens Financial Group Inc 5 .299 01/29/36 97,900
50,000 CME Group Inc 5 .300 09/15/43 47,501
60,000 Cooperatieve Rabobank UA 5 .750 12/01/43 57,784
50,000 COPT Defense Properties LP 2 .000 01/15/29 46,680
50,000 Cousins Properties LP 5 .375 02/15/32 50,157
20,000 Cousins Properties LP 5 .875 10/01/34 20,149
160,000 Deutsche Bank AG/New York NY 6 .819 11/20/29 166,446
150,000 Deutsche Bank AG/New York NY 4 .950 08/04/31 148,149
68,000 Deutsche Bank AG/New York NY 3 .742 01/07/33 61,916
70,000 Digital Realty Trust LP 5 .550 01/15/28 70,764
30,000 Elevance Health Inc 3 .650 12/01/27 29,669
50,000 Elevance Health Inc 4 .000 09/15/28 49,330
30,000 Elevance Health Inc 2 .250 05/15/30 27,291
50,000 Elevance Health Inc 5 .500 10/15/32 50,803
50,000 Elevance Health Inc 5 .200 02/15/35 49,215
80,000 Elevance Health Inc 6 .375 06/15/37 83,853
110,000 Elevance Health Inc 4 .650 01/15/43 93,925
10,000 Elevance Health Inc 4 .550 03/01/48 7,998
30,000 Elevance Health Inc 3 .125 05/15/50 18,495
110,000 Elevance Health Inc 4 .550 05/15/52 86,158
7,000 Equitable Holdings Inc 4 .350 04/20/28 6,949
36,000 Equitable Holdings Inc 5 .000 04/20/48 30,445
20,000 ERP Operating LP 3 .000 07/01/29 19,045
40,000 ERP Operating LP 2 .500 02/15/30 36,953
50,000 ERP Operating LP 4 .650 09/15/34 47,710
20,000 Essential Properties LP 2 .950 07/15/31 17,970
25,000 Essential Properties LP 5 .375 07/15/36 24,223
60,000 Everest Reinsurance Holdings Inc 3 .500 10/15/50 39,039
100,000 Fairfax Financial Holdings Ltd 5 .750 05/20/35 100,395
25,000 (b) Fairfax Financial Holdings Ltd 6 .200 06/08/56 23,656
60,000 Federal Realty OP LP 3 .500 06/01/30 57,044
32,000 Fifth Third Bancorp 1 .707 11/01/27 31,770

Portfolio of Investments July 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
20,000 Fifth Third Bancorp 4 .055% 04/25/28 $ 19,908
10,000 Fifth Third Bancorp 4 .000 02/01/29 9,780
60,000 (b) Fifth Third Bancorp 5 .982 01/30/30 61,409
50,000 Fifth Third Bancorp 5 .631 01/29/32 50,845
40,000 First American Financial Corp 2 .400 08/15/31 34,553
40,000 Franklin Resources Inc 1 .600 10/30/30 34,997
50,000 GATX Corp 4 .700 04/01/29 49,757
10,000 GATX Corp 4 .000 06/30/30 9,673
10,000 GATX Corp 1 .900 06/01/31 8,640
30,000 GATX Corp 3 .500 06/01/32 27,475
20,000 GATX Corp 5 .450 09/15/33 20,061
30,000 GATX Corp 6 .050 03/15/34 30,977
20,000 GATX Corp 5 .200 03/15/44 17,878
11,000 Goldman Sachs Group Inc/The 3 .691 06/05/28 10,911
100,000 Goldman Sachs Group Inc/The 5 .218 04/23/31 100,163
175,000 Goldman Sachs Group Inc/The 4 .972 06/03/32 172,629
652,000 Goldman Sachs Group Inc/The 2 .383 07/21/32 569,606
100,000 Goldman Sachs Group Inc/The 5 .240 07/21/32 99,803
200,000 Goldman Sachs Group Inc/The 2 .650 10/21/32 175,712
200,000 Goldman Sachs Group Inc/The 5 .094 04/20/34 195,777
140,000 Goldman Sachs Group Inc/The 6 .561 10/24/34 148,508
50,000 Goldman Sachs Group Inc/The 5 .330 07/23/35 49,147
90,000 Goldman Sachs Group Inc/The 5 .016 10/23/35 86,602
50,000 Goldman Sachs Group Inc/The 5 .536 01/28/36 49,619
225,000 Goldman Sachs Group Inc/The 4 .939 10/21/36 212,807
100,000 Goldman Sachs Group Inc/The 5 .065 01/21/37 95,245
100,000 Goldman Sachs Group Inc/The 5 .655 07/21/37 99,545
15,000 Goldman Sachs Group Inc/The 6 .750 10/01/37 15,932
100,000 Goldman Sachs Group Inc/The 5 .387 02/02/41 94,725
80,000 Goldman Sachs Group Inc/The 5 .561 11/19/45 74,226
50,000 Goldman Sachs Group Inc/The 5 .541 01/21/47 46,045
25,000 (b) HA Sustainable Infrastructure Capital Inc 5 .950 07/15/33 24,709
40,000 HA Sustainable Infrastructure Capital Inc 6 .375 07/01/34 40,136
100,000 Hartford Insurance Group Inc/The 2 .900 09/15/51 59,505
50,000 Healthpeak OP LLC 2 .125 12/01/28 47,182
70,000 Healthpeak OP LLC 3 .500 07/15/29 67,411
10,000 Healthpeak OP LLC 5 .250 12/15/32 9,957
40,000 Highwoods Realty LP 3 .050 02/15/30 37,177
10,000 Host Hotels & Resorts LP 3 .375 12/15/29 9,481
50,000 Host Hotels & Resorts LP 5 .700 06/15/32 50,640
110,000 HSBC Holdings PLC 2 .013 09/22/28 106,713
165,000 HSBC Holdings PLC 2 .206 08/17/29 156,508
55,000 HSBC Holdings PLC 2 .848 06/04/31 50,622
250,000 HSBC Holdings PLC 2 .804 05/24/32 223,570
100,000 HSBC Holdings PLC 2 .871 11/22/32 88,854
250,000 HSBC Holdings PLC 6 .547 06/20/34 261,414
200,000 HSBC Holdings PLC 5 .450 03/03/36 197,191
200,000 HSBC Holdings PLC 5 .741 09/10/36 197,645
100,000 HSBC Holdings PLC 5 .133 11/06/36 96,160
10,000 Humana Inc 1 .350 02/03/27 9,854
10,000 Humana Inc 5 .750 12/01/28 10,184
40,000 Humana Inc 4 .875 04/01/30 39,691
10,000 Humana Inc 5 .375 04/15/31 10,043
120,000 Humana Inc 2 .150 02/03/32 102,773
20,000 Humana Inc 4 .950 10/01/44 16,687
10,000 Humana Inc 5 .500 03/15/53 8,620
15,000 Humana Inc 5 .750 04/15/54 13,354
130,000 Huntington Bancshares Inc/OH 5 .709 02/02/35 130,457
40,000 Huntington Bancshares Inc/OH 2 .487 08/15/36 34,216
100,000 ING Groep NV 3 .950 03/29/27 99,721
80,000 ING Groep NV 4 .050 04/09/29 78,455
60,000 ING Groep NV 6 .114 09/11/34 62,358

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
40,000 ING Groep NV 5 .550% 03/19/35 $ 40,094
10,000 Intercontinental Exchange Inc 4 .350 06/15/29 9,897
50,000 Intercontinental Exchange Inc 5 .250 06/15/31 50,609
20,000 Intercontinental Exchange Inc 1 .850 09/15/32 16,686
32,000 Intercontinental Exchange Inc 4 .600 03/15/33 30,952
150,000 Intercontinental Exchange Inc 4 .250 09/21/48 117,101
20,000 Intercontinental Exchange Inc 4 .950 06/15/52 17,138
60,000 Invitation Homes Operating Partnership LP 5 .450 08/15/30 60,518
25,000 Invitation Homes Operating Partnership LP 4 .950 02/01/32 24,624
80,000 Jackson Financial Inc 3 .125 11/23/31 71,054
33,000 Jefferies Financial Group Inc 5 .875 07/21/28 33,589
100,000 Jefferies Financial Group Inc 5 .500 02/15/36 94,629
30,000 JPMorgan Chase & Co 3 .509 01/23/29 29,494
50,000 JPMorgan Chase & Co 4 .915 01/24/29 50,182
270,000 JPMorgan Chase & Co 4 .005 04/23/29 266,804
60,000 JPMorgan Chase & Co 5 .581 04/22/30 61,000
570,000 JPMorgan Chase & Co 3 .702 05/06/30 552,182
260,000 JPMorgan Chase & Co 2 .739 10/15/30 243,219
50,000 JPMorgan Chase & Co 4 .603 10/22/30 49,496
648,000 JPMorgan Chase & Co 4 .493 03/24/31 637,458
50,000 JPMorgan Chase & Co 4 .347 01/22/32 48,465
230,000 JPMorgan Chase & Co 2 .545 11/08/32 202,193
50,000 JPMorgan Chase & Co 5 .717 09/14/33 50,922
50,000 JPMorgan Chase & Co 4 .946 10/22/35 48,420
50,000 JPMorgan Chase & Co 4 .898 01/22/37 47,705
200,000 JPMorgan Chase & Co 5 .148 04/23/37 193,933
130,000 JPMorgan Chase & Co 3 .109 04/22/41 97,528
100,000 JPMorgan Chase & Co 5 .803 07/23/41 98,990
270,000 JPMorgan Chase & Co 3 .157 04/22/42 199,234
158,000 JPMorgan Chase & Co 3 .328 04/22/52 103,598
20,000 Keybank National Association 6 .950 02/01/28 20,568
30,000 Keybank National Association 3 .900 04/13/29 29,131
60,000 KeyCorp 2 .250 04/06/27 59,109
70,000 KeyCorp 6 .401 03/06/35 73,075
20,000 Kilroy Realty LP 4 .750 12/15/28 19,818
30,000 Kilroy Realty LP 2 .500 11/15/32 24,620
20,000 Kimco Realty OP LLC 3 .800 04/01/27 19,942
100,000 Kimco Realty OP LLC 2 .250 12/01/31 87,392
175,000 Kreditanstalt fuer Wiederaufbau 3 .750 03/14/31 170,068
5,000 Lazard Group LLC 4 .500 09/19/28 4,964
40,000 Lazard Group LLC 5 .625 08/01/35 39,424
10,000 Legg Mason Inc 5 .625 01/15/44 9,535
20,000 Lloyds Banking Group PLC 4 .818 06/13/29 20,010
200,000 Lloyds Banking Group PLC 5 .721 06/05/30 204,062
100,000 Lloyds Banking Group PLC 5 .679 01/05/35 100,948
100,000 Lloyds Banking Group PLC 4 .943 11/04/36 94,999
13,000 Loews Corp 4 .125 05/15/43 10,458
20,000 LPL Holdings Inc 6 .750 11/17/28 20,741
60,000 LPL Holdings Inc 5 .150 06/15/30 59,756
5,000 LXP Industrial Trust 6 .750 11/15/28 5,176
40,000 LXP Industrial Trust 2 .375 10/01/31 35,226
30,000 M&T Bank Corp 7 .413 10/30/29 31,596
60,000 M&T Bank Corp 6 .082 03/13/32 62,007
50,000 M&T Bank Corp 5 .385 01/16/36 48,968
50,000 Manulife Financial Corp 5 .375 03/04/46 46,285
22,000 Markel Group Inc 3 .350 09/17/29 21,006
19,000 Markel Group Inc 5 .000 04/05/46 16,305
17,000 Markel Group Inc 3 .450 05/07/52 10,939
20,000 Marsh & McLennan Cos Inc 4 .375 03/15/29 19,837
120,000 Marsh & McLennan Cos Inc 2 .250 11/15/30 107,765
20,000 Marsh & McLennan Cos Inc 5 .150 03/15/34 19,797
20,000 Marsh & McLennan Cos Inc 4 .750 03/15/39 18,382

Portfolio of Investments July 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
40,000 Marsh & McLennan Cos Inc 4 .350% 01/30/47 $ 31,737
70,000 Marsh & McLennan Cos Inc 4 .200 03/01/48 53,925
60,000 Marsh & McLennan Cos Inc 5 .450 03/15/54 54,602
20,000 MetLife Inc 10 .750 08/01/39 25,212
10,000 MetLife Inc 5 .875 02/06/41 10,048
220,000 MetLife Inc 4 .875 11/13/43 195,005
50,000 (a) MetLife Inc 5 .250 01/15/54 44,482
105,000 Mitsubishi UFJ Financial Group Inc 2 .757 09/13/26 104,826
10,000 Mitsubishi UFJ Financial Group Inc 4 .080 04/19/28 9,964
10,000 Mitsubishi UFJ Financial Group Inc 5 .258 04/17/30 10,080
200,000 Mitsubishi UFJ Financial Group Inc 5 .441 02/22/34 200,945
200,000 Mitsubishi UFJ Financial Group Inc 5 .325 04/21/37 195,305
5,000 Mitsubishi UFJ Financial Group Inc 4 .286 07/26/38 4,550
20,000 Mitsubishi UFJ Financial Group Inc 3 .751 07/18/39 16,543
10,000 Mizuho Financial Group Inc 3 .663 02/28/27 9,967
110,000 Mizuho Financial Group Inc 2 .869 09/13/30 103,269
10,000 Mizuho Financial Group Inc 1 .979 09/08/31 8,840
30,000 Mizuho Financial Group Inc 5 .754 05/27/34 30,597
200,000 Mizuho Financial Group Inc 5 .594 07/10/35 200,862
10,000 Mizuho Financial Group Inc 5 .323 07/08/36 9,840
60,000 Morgan Stanley 5 .652 04/13/28 60,457
50,000 Morgan Stanley 4 .210 04/20/28 49,857
10,000 Morgan Stanley 3 .591 07/22/28 9,891
517,000 Morgan Stanley 3 .772 01/24/29 509,908
10,000 Morgan Stanley 5 .123 02/01/29 10,044
90,000 Morgan Stanley 5 .164 04/20/29 90,458
301,000 Morgan Stanley 4 .431 01/23/30 297,706
60,000 Morgan Stanley 5 .656 04/18/30 61,009
25,000 Morgan Stanley 4 .654 10/18/30 24,726
120,000 Morgan Stanley 3 .622 04/01/31 114,234
100,000 Morgan Stanley 4 .493 01/16/32 97,071
100,000 Morgan Stanley 4 .708 03/12/32 97,732
75,000 Morgan Stanley 7 .250 04/01/32 83,354
310,000 Morgan Stanley 2 .239 07/21/32 269,291
130,000 Morgan Stanley 5 .424 07/21/34 129,751
100,000 Morgan Stanley 6 .627 11/01/34 106,509
50,000 Morgan Stanley 5 .831 04/19/35 50,928
133,000 Morgan Stanley 5 .320 07/19/35 131,129
50,000 Morgan Stanley 5 .587 01/18/36 50,126
50,000 Morgan Stanley 5 .664 04/17/36 50,169
100,000 Morgan Stanley 2 .484 09/16/36 85,827
100,000 Morgan Stanley 4 .892 10/22/36 94,802
100,000 Morgan Stanley 5 .296 04/10/37 97,047
110,000 Morgan Stanley 5 .942 02/07/39 110,812
20,000 Morgan Stanley 4 .300 01/27/45 16,127
50,000 Morgan Stanley 5 .516 11/19/55 45,757
20,000 Morgan Stanley Bank NA 4 .952 01/14/28 20,049
75,000 Morgan Stanley Private Bank NA 4 .213 02/08/30 73,736
135,000 Nasdaq Inc 5 .550 02/15/34 136,476
150,000 (a) National Australia Bank Ltd/New York 4 .308 06/13/28 149,507
39,000 National Bank of Canada 4 .928 06/04/32 38,442
80,000 NatWest Group PLC 4 .892 05/18/29 80,189
110,000 NatWest Group PLC 5 .808 09/13/29 112,131
100,000 NatWest Group PLC 5 .076 01/27/30 100,314
10,000 NatWest Group PLC 4 .445 05/08/30 9,866
10,000 Nomura Holdings Inc 5 .594 07/02/27 10,096
30,000 Nomura Holdings Inc 2 .999 01/22/32 26,694
80,000 Nomura Holdings Inc 6 .181 01/18/33 83,234
10,000 Nomura Holdings Inc 6 .087 07/12/33 10,378
18,000 Nomura Holdings Inc 5 .545 07/14/36 17,667
20,000 Northern Trust Corp 3 .150 05/03/29 19,241
100,000 Northern Trust Corp 1 .950 05/01/30 90,375

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
100,000 Old Republic International Corp 5 .700% 06/01/36 $ 98,299
90,000 Omega Healthcare Investors Inc 4 .750 01/15/28 89,769
40,000 ORIX Corp 3 .700 07/18/27 39,715
50,000 ORIX Corp 4 .450 09/09/30 48,920
40,000 ORIX Corp 2 .250 03/09/31 35,366
20,000 ORIX Corp 4 .000 04/13/32 18,916
10,000 ORIX Corp 5 .200 09/13/32 10,064
10,000 Phillips Edison Grocery Center Operating Partnership I LP 5 .750 07/15/34 10,094
20,000 Piedmont Operating Partnership LP 3 .150 08/15/30 18,274
50,000 Piedmont Operating Partnership LP 5 .625 01/15/33 49,136
10,000 PNC Bank NA 3 .100 10/25/27 9,840
20,000 PNC Bank NA 2 .700 10/22/29 18,660
100,000 PNC Financial Services Group Inc/The 5 .582 06/12/29 101,468
50,000 PNC Financial Services Group Inc/The 4 .618 10/26/29 49,839
50,000 PNC Financial Services Group Inc/The 5 .222 01/29/31 50,366
50,000 PNC Financial Services Group Inc/The 4 .812 10/21/32 49,215
140,000 PNC Financial Services Group Inc/The 6 .875 10/20/34 151,820
60,000 PNC Financial Services Group Inc/The 5 .676 01/22/35 60,615
50,000 PNC Financial Services Group Inc/The 5 .401 07/23/35 49,664
10,000 Principal Financial Group Inc 2 .125 06/15/30 8,988
50,000 Principal Financial Group Inc 5 .300 01/15/37 48,491
30,000 Principal Financial Group Inc 4 .625 09/15/42 25,707
44,000 Progressive Corp/The 3 .200 03/26/30 41,603
40,000 Progressive Corp/The 3 .000 03/15/32 36,158
60,000 Progressive Corp/The 4 .200 03/15/48 46,930
60,000 Prologis LP 2 .875 11/15/29 56,501
50,000 Prologis LP 4 .750 01/15/31 49,794
20,000 Prologis LP 1 .750 02/01/31 17,447
50,000 Prologis LP 4 .250 06/15/31 48,555
50,000 Prologis LP 4 .900 06/15/36 47,816
20,000 Prologis LP 4 .375 09/15/48 15,931
30,000 Prologis LP 5 .250 06/15/53 27,050
50,000 Prologis LP 5 .250 03/15/54 44,976
20,000 Prudential Financial Inc 3 .878 03/27/28 19,800
30,000 Prudential Financial Inc 2 .100 03/10/30 27,448
70,000 Prudential Financial Inc 3 .000 03/10/40 51,902
20,000 Prudential Financial Inc 4 .500 09/15/47 19,748
128,000 Prudential Financial Inc 3 .905 12/07/47 93,997
20,000 Prudential Financial Inc 4 .418 03/27/48 15,922
20,000 Prudential Financial Inc 3 .700 10/01/50 18,463
100,000 Prudential Financial Inc 6 .250 06/15/56 99,061
30,000 Prudential Funding Asia PLC 3 .625 03/24/32 27,820
90,000 Public Storage Operating Co 5 .125 01/15/29 91,120
50,000 Public Storage Operating Co 5 .000 07/01/35 48,633
60,000 Raymond James Financial Inc 4 .950 07/15/46 51,450
23,000 Realty Income Corp 3 .650 01/15/28 22,718
32,000 Realty Income Corp 3 .200 02/15/31 29,711
100,000 Realty Income Corp 4 .500 02/01/33 95,909
50,000 Regency Centers LP 5 .250 01/15/34 49,639
20,000 Regions Financial Corp 1 .800 08/12/28 18,895
30,000 Reinsurance Group of America Inc 3 .950 09/15/26 29,990
49,000 Reinsurance Group of America Inc 3 .900 05/15/29 47,720
23,000 RenaissanceRe Holdings Ltd 5 .750 06/05/33 23,176
50,000 Royal Bank of Canada 4 .969 08/02/30 50,113
50,000 Royal Bank of Canada 4 .650 10/18/30 49,581
140,000 Royal Bank of Canada 5 .153 02/04/31 140,523
50,000 Royal Bank of Canada 4 .305 11/03/31 48,595
50,000 Royal Bank of Canada 4 .612 05/03/32 49,000
100,000 (a) Royal Bank of Canada 4 .950 08/05/32 99,194
100,000 Santander Holdings USA Inc 2 .490 01/06/28 99,053
20,000 Santander Holdings USA Inc 6 .565 06/12/29 20,554
10,000 Santander Holdings USA Inc 5 .353 09/06/30 10,052

Portfolio of Investments July 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
50,000 Santander Holdings USA Inc 5 .220% 06/05/32 $ 49,339
140,000 Santander UK Group Holdings PLC 4 .858 09/11/30 139,019
30,000 Selective Insurance Group Inc 5 .900 04/15/35 30,515
160,000 State Street Corp 2 .400 01/24/30 148,595
100,000 State Street Corp 4 .558 04/23/32 97,969
50,000 State Street Corp 4 .675 10/22/32 49,172
100,000 State Street Corp 5 .094 04/24/37 96,956
10,000 Stewart Information Services Corp 3 .600 11/15/31 8,787
10,000 Sumisho Air Lease Corp 5 .300 02/01/28 10,058
10,000 Sumisho Air Lease Corp 4 .625 10/01/28 9,941
80,000 Sumisho Air Lease Corp 3 .125 12/01/30 73,503
50,000 Sumisho Air Lease Corp 5 .200 07/15/31 49,656
260,000 Sumitomo Mitsui Financial Group Inc 3 .364 07/12/27 257,589
90,000 Sumitomo Mitsui Financial Group Inc 3 .544 01/17/28 88,693
170,000 Sumitomo Mitsui Financial Group Inc 2 .750 01/15/30 157,773
25,000 Sumitomo Mitsui Financial Group Inc 1 .710 01/12/31 21,682
50,000 Sumitomo Mitsui Financial Group Inc 5 .558 07/09/34 50,339
126,000 Sumitomo Mitsui Financial Group Inc 5 .836 07/09/44 121,727
70,000 Synchrony Financial 5 .935 08/02/30 71,042
50,000 Synchrony Financial 6 .000 07/29/36 49,296
50,000 Toronto-Dominion Bank/The 4 .783 12/17/29 50,053
100,000 Toronto-Dominion Bank/The 4 .411 01/13/31 97,936
50,000 Toronto-Dominion Bank/The 3 .625 09/15/31 49,921
50,000 Toronto-Dominion Bank/The 5 .298 01/30/32 50,559
50,000 Toronto-Dominion Bank/The 4 .928 10/15/35 47,970
25,000 Travelers Cos Inc/The 4 .950 07/24/31 24,977
20,000 Travelers Cos Inc/The 5 .350 11/01/40 19,350
72,000 Travelers Cos Inc/The 4 .600 08/01/43 61,914
20,000 Travelers Cos Inc/The 3 .750 05/15/46 14,845
20,000 Travelers Cos Inc/The 4 .000 05/30/47 15,252
10,000 Travelers Cos Inc/The 4 .050 03/07/48 7,630
10,000 Travelers Cos Inc/The 5 .450 05/25/53 9,177
100,000 Truist Financial Corp 1 .887 06/07/29 94,858
100,000 Truist Financial Corp 7 .161 10/30/29 104,718
50,000 Truist Financial Corp 5 .071 05/20/31 49,987
100,000 Truist Financial Corp 4 .597 01/27/32 97,627
50,000 Truist Financial Corp 4 .680 04/23/32 48,846
50,000 Truist Financial Corp 5 .153 08/05/32 49,823
50,000 Truist Financial Corp 4 .964 10/23/36 47,581
50,000 Truist Financial Corp 5 .281 04/23/37 48,431
200,000 UBS AG/London 5 .650 09/11/28 204,291
250,000 UBS AG/Stamford CT 4 .678 11/29/30 248,211
10,000 UBS Americas Inc 7 .125 07/15/32 11,005
10,000 UBS Group AG 4 .875 05/15/45 8,691
50,000 Unum Group 5 .250 12/15/35 48,075
320,000 US Bancorp 5 .384 01/23/30 323,968
188,000 US Bancorp 5 .678 01/23/35 190,610
1,000 Ventas Realty LP 3 .850 04/01/27 996
50,000 Ventas Realty LP 5 .100 07/15/32 49,766
50,000 Ventas Realty LP 5 .000 02/15/36 47,994
39,000 Voya Financial Inc 4 .800 06/15/46 32,925
20,000 Voya Financial Inc 4 .700 01/23/48 19,667
10,000 Welltower OP LLC 2 .750 01/15/31 9,134
100,000 Welltower OP LLC 5 .125 07/01/35 98,589
110,000 Westpac Banking Corp 1 .953 11/20/28 103,959
10,000 Westpac Banking Corp 2 .650 01/16/30 9,363
140,000 Westpac Banking Corp 2 .150 06/03/31 124,266
116,000 Westpac Banking Corp 4 .322 11/23/31 115,798
50,000 Westpac Banking Corp 5 .618 11/20/35 49,504
30,000 Willis North America Inc 4 .500 09/15/28 29,841
40,000 Willis North America Inc 2 .950 09/15/29 37,712
50,000 Willis North America Inc 5 .900 03/05/54 47,444

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
10,000 WP Carey Inc 2 .400% 02/01/31 $ 8,922
50,000 WP Carey Inc 2 .450 02/01/32 43,301
30,000 (a) Zions Bancorp NA 3 .250 10/29/29 28,184
10,000 Zions Bancorp NA 6 .816 11/19/35 10,344
TOTAL FINANCIALS 35,690,775
INDUSTRIAL - 13.9%
30,000 3M Co 3 .375 03/01/29 29,041
28,000 3M Co 2 .375 08/26/29 26,175
100,000 3M Co 3 .050 04/15/30 93,754
30,000 3M Co 5 .700 03/15/37 30,530
10,000 3M Co 3 .625 10/15/47 7,027
20,000 3M Co 3 .250 08/26/49 12,983
30,000 ABB Finance USA Inc 3 .800 04/03/28 29,648
150,000 AbbVie Inc 4 .800 03/15/27 150,381
192,000 AbbVie Inc 4 .650 03/15/28 192,519
150,000 AbbVie Inc 4 .950 03/15/31 150,689
170,000 AbbVie Inc 5 .050 03/15/34 168,723
150,000 AbbVie Inc 5 .350 03/15/44 140,833
230,000 AbbVie Inc 5 .400 03/15/54 210,510
160,000 AbbVie Inc 5 .500 03/15/64 145,430
100,000 Accenture Capital Inc 4 .250 10/04/31 96,297
100,000 Accenture Capital Inc 5 .600 07/10/36 99,327
18,000 Adobe Inc 2 .150 02/01/27 17,818
70,000 Adobe Inc 4 .800 04/04/29 70,417
50,000 Adobe Inc 4 .950 01/17/30 50,256
80,000 Agilent Technologies Inc 2 .100 06/04/30 72,120
100,000 (b) Agilent Technologies Inc 4 .900 01/15/32 99,182
89,000 Air Products and Chemicals Inc 1 .850 05/15/27 87,303
10,000 Air Products and Chemicals Inc 2 .050 05/15/30 9,062
40,000 Air Products and Chemicals Inc 4 .900 10/11/32 39,918
50,000 Air Products and Chemicals Inc 4 .800 03/03/33 49,570
10,000 Air Products and Chemicals Inc 2 .700 05/15/40 7,209
40,000 Allegion US Holding Co Inc 5 .411 07/01/32 40,379
10,000 Amcor Finance USA Inc 4 .500 05/15/28 9,965
60,000 Amcor Flexibles North America Inc 2 .630 06/19/30 55,065
50,000 Amcor Flexibles North America Inc 2 .690 05/25/31 44,960
10,000 America Movil SAB de CV 2 .875 05/07/30 9,236
150,000 America Movil SAB de CV 4 .700 07/21/32 146,221
30,000 America Movil SAB de CV 6 .375 03/01/35 31,843
30,000 America Movil SAB de CV 6 .125 11/15/37 30,836
17,000 American Airlines 2025-1 Class A Pass Through Trust 4 .900 05/11/38 16,265
100,000 (c) American Airlines 2026-2 Class A Pass Through Trust 5 .700 02/20/39 100,069
40,000 American Honda Finance Corp 2 .300 09/09/26 39,918
60,000 American Honda Finance Corp 4 .900 03/13/29 60,109
50,000 American Honda Finance Corp 4 .500 09/04/30 48,907
90,000 American Honda Finance Corp 5 .850 10/04/30 92,519
120,000 American Honda Finance Corp 5 .050 07/10/31 119,262
100,000 American Honda Finance Corp 5 .250 07/08/33 98,559
10,000 American Tower Corp 1 .450 09/15/26 9,968
10,000 American Tower Corp 3 .375 10/15/26 9,981
30,000 American Tower Corp 3 .600 01/15/28 29,542
40,000 American Tower Corp 1 .500 01/31/28 38,174
50,000 American Tower Corp 5 .800 11/15/28 51,082
70,000 American Tower Corp 2 .900 01/15/30 65,367
20,000 American Tower Corp 1 .875 10/15/30 17,618
110,000 American Tower Corp 4 .050 03/15/32 103,990
20,000 American Tower Corp 3 .700 10/15/49 13,850
30,000 American Tower Corp 3 .100 06/15/50 18,512
60,000 Amgen Inc 5 .150 03/02/28 60,462
140,000 Amgen Inc 3 .000 02/22/29 134,320
10,000 Amgen Inc 5 .250 03/02/30 10,120
138,000 Amgen Inc 2 .300 02/25/31 123,354

Portfolio of Investments July 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
337,000 Amgen Inc 2 .000% 01/15/32 $ 288,518
20,000 Amgen Inc 5 .750 03/15/40 19,989
20,000 Amgen Inc 4 .950 10/01/41 18,245
377,000 Amgen Inc 5 .600 03/02/43 361,360
160,000 Amgen Inc 4 .400 05/01/45 130,089
30,000 Amgen Inc 4 .563 06/15/48 24,313
120,000 Amgen Inc 4 .663 06/15/51 96,929
30,000 Amgen Inc 5 .650 03/02/53 27,886
10,000 Analog Devices Inc 3 .500 12/05/26 9,979
50,000 Analog Devices Inc 1 .700 10/01/28 47,058
20,000 Analog Devices Inc 2 .100 10/01/31 17,447
10,000 Analog Devices Inc 5 .050 04/01/34 9,900
80,000 Analog Devices Inc 5 .300 04/01/54 72,436
459,000 Apple Inc 1 .650 02/08/31 404,162
700,000 (a) Apple Inc 4 .500 02/23/36 676,457
300,000 Apple Inc 2 .375 02/08/41 205,548
20,000 Apple Inc 4 .450 05/06/44 17,009
50,000 Applied Materials Inc 4 .000 01/15/31 48,322
32,000 Applied Materials Inc 5 .100 10/01/35 31,474
50,000 Applied Materials Inc 4 .600 01/15/36 47,140
26,000 Applied Materials Inc 4 .350 04/01/47 21,171
50,000 AppLovin Corp 5 .500 12/01/34 49,246
50,000 AptarGroup Inc 4 .750 03/30/31 49,158
75,000 Aptiv Swiss Holdings Ltd 4 .150 05/01/52 53,467
20,000 Archer-Daniels-Midland Co 2 .500 08/11/26 19,994
40,000 Archer-Daniels-Midland Co 3 .250 03/27/30 37,932
120,000 Archer-Daniels-Midland Co 2 .700 09/15/51 69,238
24,000 Arrow Electronics Inc 2 .950 02/15/32 21,077
50,000 Astrazeneca Finance LLC 4 .800 02/26/27 50,149
49,000 AstraZeneca PLC 1 .375 08/06/30 43,007
272,000 AstraZeneca PLC 6 .450 09/15/37 295,033
20,000 AstraZeneca PLC 4 .375 11/16/45 16,739
30,000 AstraZeneca PLC 2 .125 08/06/50 15,772
230,000 AT&T Inc 4 .700 08/15/30 227,100
350,000 AT&T Inc 2 .550 12/01/33 288,280
200,000 AT&T Inc 5 .400 02/15/34 198,697
350,000 AT&T Inc 5 .375 08/15/35 342,576
100,000 AT&T Inc 4 .900 11/01/35 94,229
85,000 AT&T Inc 6 .000 08/15/40 83,847
15,000 AT&T Inc 6 .375 03/01/41 15,338
100,000 AT&T Inc 5 .550 11/01/45 88,113
50,000 AT&T Inc 5 .850 04/30/46 45,505
133,000 AT&T Inc 5 .700 11/01/54 114,770
410,000 AT&T Inc 6 .050 08/15/56 370,836
40,000 Atlassian Corp 5 .500 05/15/34 39,042
50,000 Augusta SpinCo Corp 4 .945 03/23/33 49,073
80,000 Autodesk Inc 2 .400 12/15/31 69,489
50,000 Automatic Data Processing Inc 4 .750 05/08/32 49,550
50,000 Automatic Data Processing Inc 5 .000 05/07/36 48,718
30,000 AutoNation Inc 1 .950 08/01/28 28,328
60,000 AutoNation Inc 4 .750 06/01/30 59,098
20,000 AutoNation Inc 3 .850 03/01/32 18,518
50,000 AutoZone Inc 4 .500 02/01/28 49,943
120,000 AutoZone Inc 5 .200 08/01/33 118,917
70,000 Avery Dennison Corp 2 .250 02/15/32 60,396
10,000 (a) Baidu Inc 3 .425 04/07/30 9,561
80,000 (a) Baidu Inc 2 .375 10/09/30 72,914
50,000 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3 .337 12/15/27 49,241
125,000 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3 .138 11/07/29 118,923
30,000 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4 .486 05/01/30 29,574
70,000 Baxter International Inc 1 .730 04/01/31 59,255
100,000 Baxter International Inc 2 .539 02/01/32 85,550

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
100,000 Becton Dickinson & Co 4 .693% 02/13/28 $ 100,063
16,000 Becton Dickinson & Co 4 .669 06/06/47 13,408
20,000 Bell Telephone Co of Canada or Bell Canada 5 .100 05/11/33 19,626
60,000 Bell Telephone Co of Canada or Bell Canada 5 .200 02/15/34 58,687
100,000 (a) Bell Telephone Co of Canada or Bell Canada 5 .450 11/15/36 96,581
50,000 Bell Telephone Co of Canada or Bell Canada 4 .464 04/01/48 39,804
80,000 Berry Global Inc 5 .500 04/15/28 81,045
20,000 Berry Global Inc 5 .650 01/15/34 20,150
30,000 Biogen Inc 2 .250 05/01/30 27,227
50,000 (a) Biogen Inc 5 .750 05/15/35 51,175
70,000 Biogen Inc 3 .150 05/01/50 43,712
40,000 Block Financial LLC 2 .500 07/15/28 38,149
50,000 Boardwalk Pipelines LP 5 .375 02/15/36 48,746
20,000 Booz Allen Hamilton Inc 5 .950 08/04/33 19,887
60,000 (a) Booz Allen Hamilton Inc 5 .950 04/15/35 58,949
62,000 BorgWarner Inc 2 .650 07/01/27 61,009
84,000 Boston Scientific Corp 6 .250 11/15/35 89,776
10,000 Bristol-Myers Squibb Co 3 .250 02/27/27 9,942
20,000 Bristol-Myers Squibb Co 1 .125 11/13/27 19,220
90,000 Bristol-Myers Squibb Co 1 .450 11/13/30 78,670
70,000 Bristol-Myers Squibb Co 5 .900 11/15/33 73,132
560,000 Bristol-Myers Squibb Co 4 .125 06/15/39 485,938
70,000 Bristol-Myers Squibb Co 4 .550 02/20/48 57,154
21,000 British Telecommunications Ltd 5 .125 12/04/28 21,125
60,000 British Telecommunications Ltd 9 .625 12/15/30 70,138
50,000 Broadcom Inc 4 .200 10/15/30 48,253
50,000 Broadcom Inc 4 .300 01/15/31 48,336
50,000 Broadcom Inc 5 .150 11/15/31 49,853
50,000 Broadcom Inc 4 .550 02/15/32 48,191
292,000 Broadcom Inc 4 .150 04/15/32 274,750
485,000 Broadcom Inc 4 .300 11/15/32 457,800
50,000 Broadcom Inc 4 .600 01/15/33 47,667
280,000 Broadcom Inc 3 .187 11/15/36 222,735
50,000 Broadcom Inc 5 .700 01/15/56 44,670
60,000 Broadridge Financial Solutions Inc 2 .600 05/01/31 53,209
50,000 Brunswick Corp/DE 4 .400 09/15/32 47,072
40,000 Bunge Ltd Finance Corp 3 .250 08/15/26 39,983
20,000 Bunge Ltd Finance Corp 3 .750 09/25/27 19,823
60,000 Bunge Ltd Finance Corp 4 .550 08/04/30 59,141
60,000 Bunge Ltd Finance Corp 2 .750 05/14/31 54,312
30,000 Cabot Corp 5 .000 06/30/32 29,700
90,000 Campbell's Company/The 3 .125 04/24/50 52,208
20,000 Campbell's Company/The 5 .250 10/13/54 16,174
50,000 Canadian National Railway Co 4 .200 03/12/31 48,561
10,000 Canadian National Railway Co 3 .850 08/05/32 9,424
10,000 Canadian National Railway Co 6 .250 08/01/34 10,705
70,000 Canadian National Railway Co 6 .375 11/15/37 75,489
40,000 Canadian National Railway Co 4 .450 01/20/49 32,524
15,000 Canadian National Railway Co 2 .450 05/01/50 8,387
50,000 Cardinal Health Inc 4 .500 09/15/30 49,173
120,000 Cardinal Health Inc 4 .500 11/15/44 97,487
10,000 Cardinal Health Inc 4 .900 09/15/45 8,571
43,000 Carlisle Cos Inc 2 .200 03/01/32 36,757
25,000 Carlisle Cos Inc 5 .250 09/15/35 24,398
10,000 Carrier Global Corp 2 .700 02/15/31 9,102
70,000 Carrier Global Corp 5 .900 03/15/34 72,379
112,000 Carrier Global Corp 3 .377 04/05/40 86,985
10,000 Caterpillar Financial Services Corp 4 .450 10/16/26 10,007
50,000 Caterpillar Financial Services Corp 5 .000 05/14/27 50,289
10,000 Caterpillar Financial Services Corp 4 .400 10/15/27 10,001
50,000 Caterpillar Financial Services Corp 4 .600 11/15/27 50,128
50,000 Caterpillar Financial Services Corp 4 .400 03/03/28 49,952

Portfolio of Investments July 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
50,000 Caterpillar Financial Services Corp 3 .950% 11/14/28 $ 49,417
50,000 Caterpillar Financial Services Corp 4 .150 01/08/31 48,792
50,000 Caterpillar Inc 2 .600 09/19/29 47,119
30,000 Caterpillar Inc 5 .200 05/15/35 30,033
90,000 Caterpillar Inc 3 .803 08/15/42 72,098
37,000 Caterpillar Inc 3 .250 09/19/49 24,793
70,000 CBRE Services Inc 4 .900 01/15/33 68,097
30,000 CBRE Services Inc 5 .950 08/15/34 30,695
112,000 CDW LLC / CDW Finance Corp 2 .670 12/01/26 111,313
160,000 Cencora Inc 5 .125 02/15/34 157,835
50,000 Cencora Inc 5 .150 02/15/35 49,155
30,000 CF Industries Inc 5 .150 03/15/34 29,353
20,000 CF Industries Inc 4 .950 06/01/43 17,491
12,000 CF Industries Inc 5 .375 03/15/44 10,980
20,000 CGI Inc 1 .450 09/14/26 19,928
40,000 CH Robinson Worldwide Inc 4 .200 04/15/28 39,640
62,000 Cheniere Corpus Christi Holdings LLC 5 .125 06/30/27 62,111
10,000 Cheniere Energy Inc 4 .625 10/15/28 9,957
16,000 Cheniere Energy Inc 5 .650 04/15/34 16,156
50,000 (b) Cheniere Energy Inc 5 .200 07/30/36 48,366
160,000 Cheniere Energy Partners LP 5 .950 06/30/33 164,754
25,000 (b) Cheniere Energy Partners LP 5 .350 11/30/36 24,321
25,000 (b) Cheniere Energy Partners LP 6 .050 11/30/56 24,006
30,000 Choice Hotels International Inc 5 .850 08/01/34 29,951
70,000 Church & Dwight Co Inc 3 .150 08/01/27 69,147
300,000 Cigna Group/The 3 .050 10/15/27 295,111
130,000 Cigna Group/The 4 .800 08/15/38 119,845
10,000 Cigna Group/The 6 .125 11/15/41 10,158
50,000 Cigna Group/The 3 .875 10/15/47 36,352
20,000 Cigna Group/The 5 .600 02/15/54 18,447
160,000 Cigna Group/The 6 .000 01/15/56 155,406
60,000 Cintas Corp No 2 4 .200 05/01/28 59,600
30,000 Cisco Systems Inc 5 .500 01/15/40 29,711
130,000 Cisco Systems Inc 5 .300 02/26/54 116,271
60,000 Cisco Systems Inc 5 .500 02/24/55 55,453
70,000 Clorox Co/The 4 .400 05/01/29 69,218
20,000 Clorox Co/The 1 .800 05/15/30 17,825
50,000 CNH Industrial Capital LLC 4 .500 10/08/27 49,957
15,000 CNH Industrial Capital LLC 4 .500 10/16/30 14,655
20,000 CNH Industrial NV 3 .850 11/15/27 19,784
5,000 Coca-Cola Co/The 1 .450 06/01/27 4,887
10,000 Coca-Cola Co/The 1 .500 03/05/28 9,572
140,000 Coca-Cola Co/The 1 .000 03/15/28 132,774
170,000 Coca-Cola Co/The 1 .650 06/01/30 152,431
10,000 Coca-Cola Co/The 1 .375 03/15/31 8,667
45,000 Coca-Cola Co/The 2 .875 05/05/41 33,186
130,000 Coca-Cola Co/The 3 .000 03/05/51 81,730
50,000 Coca-Cola Co/The 5 .300 05/13/54 46,112
80,000 Coca-Cola Co/The 2 .750 06/01/60 43,704
70,000 Colgate-Palmolive Co 3 .250 08/15/32 64,834
190,000 Comcast Corp 3 .400 04/01/30 178,978
250,000 Comcast Corp 1 .500 02/15/31 213,355
80,000 Comcast Corp 5 .500 11/15/32 81,171
115,000 Comcast Corp 4 .800 05/15/33 110,650
39,000 (b) Comcast Corp 5 .168 01/15/37 36,331
175,000 Comcast Corp 6 .450 03/15/37 180,291
381,000 Comcast Corp 3 .750 04/01/40 292,373
20,000 Comcast Corp 4 .049 11/01/52 13,247
75,000 Comcast Corp 5 .650 06/01/54 63,872
50,000 (a) Comcast Corp 6 .050 05/15/55 45,224
360,000 Comcast Corp 2 .987 11/01/63 174,308
80,000 Conagra Brands Inc 8 .250 09/15/30 88,818

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
50,000 Conagra Brands Inc 5 .300% 11/01/38 $ 46,165
10,000 Conagra Brands Inc 5 .400 11/01/48 8,445
50,000 (a) Concentrix Corp 6 .850 08/02/33 45,803
70,000 Corning Inc 5 .350 11/15/48 62,203
15,000 Corning Inc 3 .900 11/15/49 10,750
10,000 Corning Inc 4 .375 11/15/57 7,464
42,000 Costco Wholesale Corp 1 .375 06/20/27 41,008
12,000 Costco Wholesale Corp 1 .600 04/20/30 10,777
50,000 CRH America Finance Inc 4 .400 02/09/31 48,789
46,000 CRH America Finance Inc 5 .875 01/09/55 44,267
114,000 Crown Castle Inc 3 .300 07/01/30 106,423
10,000 Crown Castle Inc 2 .100 04/01/31 8,707
150,000 Crown Castle Inc 2 .500 07/15/31 131,964
60,000 Crown Castle Inc 2 .900 04/01/41 41,805
30,000 Crown Castle Inc 3 .250 01/15/51 18,649
55,000 CSX Corp 4 .250 03/15/29 54,531
30,000 CSX Corp 6 .000 10/01/36 31,510
20,000 CSX Corp 6 .150 05/01/37 21,167
20,000 CSX Corp 6 .220 04/30/40 20,997
130,000 CSX Corp 4 .100 03/15/44 103,936
30,000 CSX Corp 3 .800 11/01/46 22,318
90,000 CSX Corp 4 .750 11/15/48 75,974
10,000 CSX Corp 3 .800 04/15/50 7,250
62,000 CSX Corp 4 .250 11/01/66 44,904
60,000 Cummins Inc 4 .250 05/09/28 59,775
39,000 Cummins Inc 1 .500 09/01/30 34,321
112,000 Cummins Inc 2 .600 09/01/50 63,930
100,000 Danaher Corp 2 .800 12/10/51 59,026
35,000 Darden Restaurants Inc 4 .550 02/15/48 27,582
10,000 DCP Midstream Operating LP 5 .625 07/15/27 10,074
70,000 DCP Midstream Operating LP 5 .125 05/15/29 70,391
60,000 Deere & Co 5 .450 01/16/35 61,020
130,000 Deere & Co 3 .900 06/09/42 105,891
25,000 Deere Funding Canada Corp 4 .850 07/15/31 24,934
20,000 Dell Inc 6 .500 04/15/38 20,880
50,000 Dell International LLC / EMC Corp 6 .100 07/15/27 50,658
30,000 Dell International LLC / EMC Corp 5 .250 02/01/28 30,261
50,000 Dell International LLC / EMC Corp 4 .750 04/01/28 50,051
20,000 Dell International LLC / EMC Corp 4 .350 02/01/30 19,592
10,000 Dell International LLC / EMC Corp 6 .200 07/15/30 10,391
112,000 Dell International LLC / EMC Corp 8 .100 07/15/36 129,844
20,000 Dell International LLC / EMC Corp 3 .375 12/15/41 14,657
110,000 Dell International LLC / EMC Corp 8 .350 07/15/46 133,112
13,000 Delta Air Lines 2020-1 Class AA Pass Through Trust2020 A 2 .000 06/10/28 12,373
40,000 Delta Air Lines Inc 4 .375 04/19/28 39,731
50,000 Delta Air Lines Inc 5 .250 07/10/30 50,280
26,000 Deutsche Telekom International Finance BV , Reg S 8 .250 06/15/30 28,944
27,000 Deutsche Telekom International Finance BV 9 .250 06/01/32 32,498
30,000 DH Europe Finance II Sarl 3 .400 11/15/49 20,163
36,000 Dick's Sporting Goods Inc 4 .100 01/15/52 24,870
130,000 Dollar General Corp 3 .500 04/03/30 123,225
92,000 Dollar Tree Inc 3 .375 12/01/51 58,667
30,000 Dover Corp 5 .375 10/15/35 30,103
10,000 Dow Chemical Co/The 2 .100 11/15/30 8,798
91,000 Dow Chemical Co/The 4 .250 10/01/34 81,659
60,000 Dow Chemical Co/The 5 .650 03/15/36 58,994
10,000 Dow Chemical Co/The 9 .400 05/15/39 12,908
30,000 Dow Chemical Co/The 4 .375 11/15/42 23,699
10,000 Dow Chemical Co/The 6 .900 05/15/53 10,208
30,000 Dow Chemical Co/The 5 .600 02/15/54 25,753
60,000 Dow Chemical Co/The 5 .950 03/15/55 54,147
70,000 DR Horton Inc 1 .300 10/15/26 69,600

Portfolio of Investments July 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
70,000 DuPont de Nemours Inc 5 .319% 11/15/38 $ 67,372
3,000 DuPont de Nemours Inc 5 .419 11/15/48 2,708
16,000 DXC Technology Co 1 .800 09/15/26 15,954
50,000 Eagle Materials Inc 5 .000 03/15/36 47,157
60,000 Eastman Chemical Co 5 .750 03/08/33 60,980
30,000 Eastman Chemical Co 4 .800 09/01/42 25,802
48,000 Eaton Corp 3 .103 09/15/27 47,340
62,000 Eaton Corp 4 .000 11/02/32 59,114
125,000 Eaton Corp 4 .150 11/02/42 103,379
18,000 Eaton Corp 5 .450 03/06/56 16,710
114,000 eBay Inc 2 .700 03/11/30 105,319
50,000 eBay Inc 5 .125 11/06/35 48,359
20,000 eBay Inc 3 .650 05/10/51 13,757
46,000 Ecolab Inc 3 .250 12/01/27 45,341
10,000 Ecolab Inc 4 .800 03/24/30 9,987
10,000 Ecolab Inc 1 .300 01/30/31 8,567
100,000 Ecolab Inc 4 .800 06/15/31 99,524
50,000 Ecolab Inc 5 .000 09/01/35 48,981
100,000 Ecolab Inc 5 .350 06/15/36 99,788
50,000 Eli Lilly & Co 4 .550 02/12/28 50,115
25,000 Eli Lilly & Co 3 .375 03/15/29 24,287
100,000 Eli Lilly & Co 4 .550 10/15/32 98,320
200,000 Eli Lilly & Co 4 .700 02/27/33 197,550
110,000 Eli Lilly & Co 3 .700 03/01/45 83,044
179,000 Eli Lilly & Co 3 .950 03/15/49 135,883
20,000 Eli Lilly & Co 4 .875 02/27/53 17,154
110,000 Eli Lilly & Co 5 .000 02/09/54 96,053
60,000 Eli Lilly & Co 5 .550 10/15/55 56,777
50,000 Emerson Electric Co 2 .000 12/21/28 47,164
22,000 Emerson Electric Co 1 .950 10/15/30 19,638
50,000 Emerson Electric Co 5 .000 03/15/35 49,223
30,000 Enbridge Inc 3 .700 07/15/27 29,799
50,000 Enbridge Inc 4 .200 11/20/28 49,447
190,000 Enbridge Inc 3 .125 11/15/29 180,309
50,000 Enbridge Inc 5 .450 03/27/36 49,472
220,000 Enbridge Inc 4 .500 06/10/44 181,304
20,000 Enbridge Inc 5 .500 12/01/46 18,470
285,000 Energy Transfer LP 4 .200 04/15/27 284,596
235,000 Energy Transfer LP 5 .500 06/01/27 236,359
300,000 Energy Transfer LP 5 .350 01/15/36 293,116
64,000 Energy Transfer LP 5 .950 05/15/54 58,781
50,000 Enterprise Products Operating LLC 4 .300 06/20/28 49,744
20,000 Enterprise Products Operating LLC 2 .800 01/31/30 18,729
110,000 Enterprise Products Operating LLC 7 .550 04/15/38 127,176
210,000 Enterprise Products Operating LLC 6 .125 10/15/39 217,860
70,000 Enterprise Products Operating LLC 4 .850 03/15/44 61,313
50,000 Enterprise Products Operating LLC 5 .100 02/15/45 44,852
60,000 Enterprise Products Operating LLC 4 .900 05/15/46 51,886
60,000 Enterprise Products Operating LLC 3 .300 02/15/53 38,060
20,000 Enterprise Products Operating LLC 5 .375 02/15/78 19,913
30,000 Equifax Inc 5 .100 12/15/27 30,175
150,000 Equifax Inc 5 .100 06/01/28 150,820
50,000 Equinix Europe 2 Financing Corp LLC 5 .250 08/15/31 49,694
20,000 Equinix Inc 2 .900 11/18/26 19,917
10,000 Equinix Inc 2 .000 05/15/28 9,535
130,000 Equinix Inc 3 .900 04/15/32 120,761
50,000 Equinix Inc 5 .800 08/15/36 49,501
50,000 Equinix Inc 3 .000 07/15/50 30,034
40,000 Estee Lauder Cos Inc/The 3 .150 03/15/27 39,691
130,000 Estee Lauder Cos Inc/The 2 .600 04/15/30 120,214
20,000 Estee Lauder Cos Inc/The 1 .950 03/15/31 17,523
100,000 Expedia Group Inc 5 .500 04/15/36 96,999

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
30,000 FactSet Research Systems Inc 3 .450% 03/01/32 $ 26,993
92,000 Fidelity National Information Services Inc 1 .650 03/01/28 87,668
50,000 Fidelity National Information Services Inc 4 .800 03/10/31 49,117
81,000 Fidelity National Information Services Inc 4 .500 08/15/46 63,719
40,000 Fiserv Inc 2 .250 06/01/27 39,274
254,000 Fiserv Inc 3 .500 07/01/29 243,631
40,000 Fiserv Inc 2 .650 06/01/30 36,509
50,000 Fiserv Inc 4 .550 02/15/31 48,415
30,000 Fiserv Inc 5 .450 03/15/34 29,241
90,000 Flex Ltd 4 .875 06/15/29 89,696
50,000 Flowserve Corp 5 .700 05/15/36 48,878
10,000 Fomento Economico Mexicano SAB de CV 4 .375 05/10/43 8,383
59,000 Fomento Economico Mexicano SAB de CV 3 .500 01/16/50 41,038
40,000 Fortune Brands Innovations Inc 5 .875 06/01/33 41,145
140,000 GE HealthCare Technologies Inc 5 .857 03/15/30 143,888
71,000 GE HealthCare Technologies Inc 4 .950 12/15/35 67,939
184,000 General Mills Inc 2 .875 04/15/30 170,958
20,000 General Mills Inc 4 .950 03/29/33 19,584
200,000 General Motors Co 6 .250 10/02/43 194,739
250,000 General Motors Financial Co Inc 5 .050 04/04/28 251,037
50,000 General Motors Financial Co Inc 4 .200 10/27/28 49,390
122,000 General Motors Financial Co Inc 5 .550 07/15/29 123,977
100,000 General Motors Financial Co Inc 5 .450 07/15/30 101,268
100,000 General Motors Financial Co Inc 5 .100 09/15/31 99,405
100,000 General Motors Financial Co Inc 5 .625 04/04/32 101,506
100,000 General Motors Financial Co Inc 6 .150 07/15/35 102,311
50,000 General Motors Financial Co Inc 5 .450 01/08/36 48,836
50,000 Genuine Parts Co 6 .500 11/01/28 51,583
50,000 Genuine Parts Co 2 .750 02/01/32 43,451
50,000 Gilead Sciences Inc 5 .250 10/15/33 50,470
100,000 Gilead Sciences Inc 4 .900 05/20/34 98,010
70,000 Gilead Sciences Inc 5 .100 06/15/35 69,271
90,000 Gilead Sciences Inc 4 .600 09/01/35 85,899
176,000 Gilead Sciences Inc 4 .000 09/01/36 157,936
70,000 Gilead Sciences Inc 5 .650 12/01/41 69,259
20,000 Gilead Sciences Inc 4 .800 04/01/44 17,477
30,000 Gilead Sciences Inc 4 .150 03/01/47 23,496
10,000 GlaxoSmithKline Capital Inc 3 .875 05/15/28 9,912
60,000 GlaxoSmithKline Capital Inc 5 .375 04/15/34 60,787
60,000 GlaxoSmithKline Capital Inc 6 .375 05/15/38 64,426
245,000 Global Payments Inc 3 .200 08/15/29 231,183
50,000 Global Payments Inc 5 .400 03/15/33 48,617
50,000 Global Payments Inc 5 .550 11/15/35 47,619
30,000 GXO Logistics Inc 6 .500 05/06/34 31,082
49,000 Haleon US Capital LLC 3 .375 03/24/29 47,395
30,000 Haleon US Capital LLC 4 .000 03/24/52 22,313
152,000 Halliburton Co 4 .850 11/15/35 144,229
9,000 Halliburton Co 4 .500 11/15/41 7,698
35,000 Harley-Davidson Inc 4 .625 07/28/45 25,409
20,000 Hasbro Inc 3 .550 11/19/26 19,958
10,000 Hasbro Inc 3 .500 09/15/27 9,888
70,000 Hasbro Inc 3 .900 11/19/29 67,771
40,000 HCA Inc 4 .500 02/15/27 39,998
80,000 HCA Inc 3 .125 03/15/27 79,328
206,000 HCA Inc 4 .125 06/15/29 202,058
70,000 HCA Inc 5 .450 04/01/31 70,882
110,000 HCA Inc 5 .125 06/15/39 101,844
160,000 HCA Inc 3 .500 07/15/51 102,088
100,000 HCA Inc 6 .200 03/01/55 96,510
70,000 HCA Inc 5 .700 11/15/55 62,925
70,000 Hershey Co/The 4 .250 05/04/28 69,729
21,000 Hershey Co/The 2 .650 06/01/50 12,290

Portfolio of Investments July 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
50,000 (a) Hewlett Packard Enterprise Co 4 .400% 10/15/30 $ 48,741
260,000 (a) Hewlett Packard Enterprise Co 6 .200 10/15/35 271,993
61,000 HF Sinclair Corp 5 .500 09/01/32 61,009
20,000 Home Depot Inc/The 2 .500 04/15/27 19,759
120,000 Home Depot Inc/The 4 .875 06/25/27 120,637
30,000 Home Depot Inc/The 2 .950 06/15/29 28,722
299,000 Home Depot Inc/The 5 .400 09/15/40 292,296
130,000 Home Depot Inc/The 5 .950 04/01/41 133,456
30,000 Home Depot Inc/The 4 .875 02/15/44 26,562
62,000 Home Depot Inc/The 4 .400 03/15/45 51,024
220,000 Home Depot Inc/The 4 .500 12/06/48 179,068
120,000 Honda Motor Co Ltd 2 .534 03/10/27 118,659
10,000 Hormel Foods Corp 1 .800 06/11/30 8,936
50,000 Howmet Aerospace Inc 4 .850 10/15/31 49,621
30,000 HP Inc 4 .000 04/15/29 29,331
52,000 HP Inc 3 .400 06/17/30 49,040
110,000 HP Inc 4 .200 04/15/32 103,736
10,000 HP Inc 5 .500 01/15/33 10,074
50,000 Hubbell Inc 4 .800 11/15/35 47,459
40,000 IBM International Capital Pte Ltd 4 .600 02/05/27 40,058
10,000 IDEX Corp 4 .950 09/01/29 10,015
30,000 IDEX Corp 2 .625 06/15/31 26,902
10,000 Illinois Tool Works Inc 3 .900 09/01/42 8,033
20,000 Illumina Inc 4 .750 12/12/30 19,691
80,000 Ingersoll Rand Inc 5 .197 06/15/27 80,468
10,000 Intel Corp 3 .750 03/25/27 9,954
110,000 Intel Corp 5 .125 02/10/30 110,241
10,000 Intel Corp 4 .000 12/15/32 9,278
40,000 Intel Corp 5 .300 05/15/36 38,619
150,000 Intel Corp 4 .600 03/25/40 129,744
50,000 Intel Corp 2 .800 08/12/41 33,522
20,000 Intel Corp 4 .250 12/15/42 15,711
10,000 Intel Corp 4 .100 05/19/46 7,285
90,000 Intel Corp 4 .100 05/11/47 64,939
130,000 Intel Corp 3 .734 12/08/47 88,241
50,000 Intel Corp 3 .250 11/15/49 30,584
60,000 Intel Corp 4 .750 03/25/50 46,677
20,000 Intel Corp 5 .700 02/10/53 17,751
50,000 Intel Corp 5 .600 02/21/54 43,721
200,000 Intel Corp 6 .125 05/15/56 187,653
10,000 International Business Machines Corp 3 .300 01/27/27 9,955
100,000 International Business Machines Corp 4 .650 02/10/28 100,141
290,000 International Business Machines Corp 2 .720 02/09/32 256,672
140,000 International Business Machines Corp 5 .600 11/30/39 135,784
10,000 International Business Machines Corp 2 .850 05/15/40 6,960
100,000 International Business Machines Corp 4 .000 06/20/42 76,815
38,000 International Business Machines Corp 4 .700 02/19/46 30,524
15,000 International Business Machines Corp 2 .950 05/15/50 8,602
25,000 International Flavors & Fragrances Inc 4 .450 09/26/28 24,871
7,000 International Flavors & Fragrances Inc 5 .000 09/26/48 5,910
45,000 International Paper Co 4 .800 06/15/44 37,879
15,000 International Paper Co 4 .400 08/15/47 11,544
52,000 International Paper Co 4 .350 08/15/48 39,527
80,000 Intuit Inc 5 .250 09/15/26 80,013
18,000 Intuit Inc 1 .350 07/15/27 17,494
20,000 Intuit Inc 1 .650 07/15/30 17,653
10,000 Intuit Inc 5 .500 09/15/53 8,578
50,000 IQVIA Inc 6 .250 02/01/29 51,345
100,000 J M Smucker Co/The 2 .375 03/15/30 91,836
44,000 (a) J M Smucker Co/The 6 .500 11/15/53 45,897
40,000 Jabil Inc 4 .250 05/15/27 39,879
50,000 Jabil Inc 4 .750 02/01/33 47,991

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
7,000 JetBlue 2019-1 Class AA Pass Through Trust2020 A 2 .750% 05/15/32 $ 6,114
19,000 JetBlue 2020-1 Class A Pass Through Trust 4 .000 11/15/32 17,906
91,000 John Deere Capital Corp 1 .300 10/13/26 90,526
110,000 John Deere Capital Corp 4 .900 06/11/27 110,581
40,000 John Deere Capital Corp 3 .350 04/18/29 38,738
110,000 John Deere Capital Corp 4 .700 06/10/30 109,888
60,000 (a) John Deere Capital Corp 4 .375 10/15/30 59,124
10,000 Johnson Controls International plc 4 .625 07/02/44 8,477
20,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
1 .750 09/15/30 17,652
30,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
2 .000 09/16/31 26,044
50,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
4 .900 12/01/32 49,454
50,000 Juniper Networks Inc 5 .950 03/15/41 48,379
40,000 Kellanova 2 .100 06/01/30 36,228
20,000 Kellanova 5 .250 03/01/33 20,036
30,000 Kellanova 4 .500 04/01/46 24,710
75,000 Kennametal Inc 5 .800 05/28/36 74,174
50,000 Kenvue Inc 4 .850 05/22/32 49,695
130,000 Kenvue Inc 4 .900 03/22/33 128,453
10,000 Kenvue Inc 5 .100 03/22/43 9,160
50,000 Keurig Dr Pepper Inc 5 .100 03/15/27 50,161
60,000 Keurig Dr Pepper Inc 4 .350 05/15/28 59,549
30,000 Keurig Dr Pepper Inc 3 .200 05/01/30 28,079
125,000 Keurig Dr Pepper Inc 4 .500 04/15/52 96,155
50,000 Keysight Technologies Inc 3 .000 10/30/29 47,222
20,000 Kimberly-Clark Corp 3 .950 11/01/28 19,774
108,000 Kimberly-Clark Corp 6 .625 08/01/37 119,881
20,000 Kinder Morgan Energy Partners LP 6 .950 01/15/38 21,850
10,000 Kinder Morgan Inc 1 .750 11/15/26 9,925
50,000 Kinder Morgan Inc 5 .150 06/01/30 50,427
412,000 Kinder Morgan Inc 5 .300 12/01/34 406,824
60,000 Kinder Morgan Inc 5 .050 02/15/46 51,706
50,000 Kinder Morgan Inc 5 .950 08/01/54 47,913
50,000 (c) Kinder Morgan Inc 6 .150 08/01/56 48,650
20,000 KLA Corp 4 .650 07/15/32 19,599
110,000 KLA Corp 4 .950 07/15/52 93,867
8,000 Kraft Heinz Foods Co 3 .875 05/15/27 7,959
60,000 Kraft Heinz Foods Co 4 .250 03/01/31 58,124
50,000 Kraft Heinz Foods Co 5 .200 03/15/32 50,070
10,000 Kraft Heinz Foods Co 6 .500 02/09/40 10,280
20,000 Kraft Heinz Foods Co 5 .000 06/04/42 17,298
140,000 Kraft Heinz Foods Co 5 .500 06/01/50 122,792
25,000 Kroger Co/The 5 .000 09/15/34 24,230
130,000 Kroger Co/The 6 .900 04/15/38 142,764
29,000 Kroger Co/The 5 .400 07/15/40 27,526
90,000 Kroger Co/The 4 .450 02/01/47 71,299
10,000 Kyndryl Holdings Inc 3 .150 10/15/31 8,331
10,000 Laboratory Corp of America Holdings 3 .600 09/01/27 9,900
10,000 Laboratory Corp of America Holdings 2 .950 12/01/29 9,427
100,000 Laboratory Corp of America Holdings 2 .700 06/01/31 89,971
30,000 Lam Research Corp 1 .900 06/15/30 26,886
80,000 Lam Research Corp 3 .125 06/15/60 46,263
60,000 Lear Corp 2 .600 01/15/32 52,446
40,000 Leggett & Platt Inc 4 .400 03/15/29 38,890
10,000 Lennox International Inc 1 .700 08/01/27 9,720
30,000 Linde Inc/CT 1 .100 08/10/30 26,103
40,000 LKQ Corp 5 .750 06/15/28 40,473
251,000 Lowe's Cos Inc 4 .500 04/15/30 248,086
370,000 Lowe's Cos Inc 5 .000 04/15/40 342,410
70,000 Lowe's Cos Inc 4 .050 05/03/47 52,402

Portfolio of Investments July 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
30,000 Lowe's Cos Inc 5 .750% 07/01/53 $ 27,854
10,000 Lowe's Cos Inc 5 .850 04/01/63 9,289
70,000 LYB International Finance III LLC 6 .150 05/15/35 71,052
170,000 LYB International Finance III LLC 3 .375 10/01/40 122,250
21,000 LYB International Finance III LLC 4 .200 05/01/50 14,767
50,000 (b) Maple Parent Holdings Corp 5 .700 03/26/36 49,696
55,000 (a) Marathon Petroleum Corp 5 .000 09/15/54 45,328
250,000 Marriott International Inc/MD 4 .500 10/15/31 244,100
75,000 Marriott International Inc/MD 4 .500 05/01/33 71,559
142,000 Martin Marietta Materials Inc 3 .200 07/15/51 88,264
60,000 Marvell Technology Inc 2 .450 04/15/28 57,815
20,000 Marvell Technology Inc 2 .950 04/15/31 18,134
20,000 Marvell Technology Inc 5 .950 09/15/33 20,448
13,000 Marvell Technology Inc 5 .450 07/15/35 12,754
10,000 Masco Corp 2 .000 10/01/30 8,860
70,000 Masco Corp 2 .000 02/15/31 61,352
10,000 Mastercard Inc 2 .950 11/21/26 9,965
32,000 Mastercard Inc 2 .950 06/01/29 30,636
44,000 Mastercard Inc 3 .350 03/26/30 41,963
130,000 Mastercard Inc 2 .000 11/18/31 113,508
30,000 Mastercard Inc 4 .875 05/09/34 29,575
50,000 Mastercard Inc 5 .000 06/08/36 48,762
40,000 Mastercard Inc 3 .800 11/21/46 30,100
10,000 Mastercard Inc 3 .650 06/01/49 7,132
30,000 Mastercard Inc 3 .850 03/26/50 22,095
20,000 Mastercard Inc 2 .950 03/15/51 12,313
90,000 McCormick & Co Inc/MD 1 .850 02/15/31 78,644
10,000 McKesson Corp 1 .300 08/15/26 9,989
50,000 McKesson Corp 4 .900 07/15/28 50,287
25,000 McKesson Corp 5 .100 07/15/33 25,004
50,000 Mercedes-Benz Finance North America LLC 8 .500 01/18/31 56,718
160,000 Merck & Co Inc 1 .450 06/24/30 141,432
100,000 Merck & Co Inc 4 .650 05/22/31 99,324
70,000 Merck & Co Inc 6 .500 12/01/33 76,057
10,000 Merck & Co Inc 4 .150 05/18/43 8,160
145,000 Merck & Co Inc 4 .900 05/17/44 128,182
35,000 Merck & Co Inc 2 .450 06/24/50 19,399
230,000 Merck & Co Inc 2 .750 12/10/51 133,318
50,000 Merck & Co Inc 5 .700 09/15/55 47,661
50,000 Merck & Co Inc 5 .550 12/04/55 46,638
70,000 Microchip Technology Inc 5 .050 02/15/30 69,690
37,000 Micron Technology Inc 3 .477 11/01/51 24,485
20,000 Microsoft Corp 3 .400 09/15/26 19,986
40,000 Microsoft Corp 3 .300 02/06/27 39,814
10,000 (a) Microsoft Corp 3 .500 02/12/35 9,020
211,000 (a) Microsoft Corp 3 .450 08/08/36 182,562
60,000 Microsoft Corp 3 .750 02/12/45 45,709
416,000 Microsoft Corp 2 .921 03/17/52 248,748
50,000 Mondelez International Inc 4 .750 08/28/34 48,167
10,000 Mondelez International Inc 2 .625 09/04/50 5,745
20,000 Moody's Corp 2 .000 08/19/31 17,455
20,000 Moody's Corp 5 .250 07/15/44 18,148
110,000 Moody's Corp 3 .750 02/25/52 76,228
10,000 Mosaic Co/The 4 .050 11/15/27 9,920
50,000 Mosaic Co/The 5 .375 11/15/28 50,516
13,000 Mosaic Co/The 5 .450 11/15/33 12,941
50,000 Motorola Solutions Inc 4 .850 08/15/30 49,620
120,000 Motorola Solutions Inc 2 .750 05/24/31 107,898
370,000 MPLX LP 2 .650 08/15/30 338,323
10,000 MPLX LP 4 .950 09/01/32 9,833
21,000 MPLX LP 4 .500 04/15/38 18,593
230,000 MPLX LP 4 .950 03/14/52 186,153

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
10,000 Mylan Inc 5 .400% 11/29/43 $ 8,498
50,000 National Fuel Gas Co 4 .750 05/15/29 49,637
26,000 National Fuel Gas Co 2 .950 03/01/31 23,562
50,000 National Fuel Gas Co 5 .050 10/15/31 49,340
50,000 National Fuel Gas Co 5 .500 05/15/36 48,501
30,000 NetApp Inc 2 .375 06/22/27 29,448
50,000 Nordson Corp 4 .500 12/15/29 49,412
262,000 Norfolk Southern Corp 4 .837 10/01/41 237,741
15,000 Norfolk Southern Corp 3 .942 11/01/47 11,227
30,000 Norfolk Southern Corp 4 .550 06/01/53 23,907
60,000 NOV Inc 3 .950 12/01/42 45,352
200,000 Novartis Capital Corp 2 .200 08/14/30 181,669
50,000 Novartis Capital Corp 4 .900 03/18/36 48,587
300,000 Novartis Capital Corp 5 .200 11/05/45 275,650
20,000 Novartis Capital Corp 2 .750 08/14/50 11,966
100,000 Nutrien Ltd 4 .200 04/01/29 98,525
50,000 Nutrien Ltd 4 .850 05/29/31 49,606
110,000 Nutrien Ltd 5 .250 03/12/32 110,497
50,000 Nutrien Ltd 5 .350 05/29/36 48,932
10,000 NVIDIA Corp 3 .200 09/16/26 9,990
126,000 NVIDIA Corp 4 .250 06/15/28 125,419
100,000 NVIDIA Corp 4 .500 06/15/31 97,868
200,000 NVIDIA Corp 4 .950 06/15/36 191,364
112,000 NVIDIA Corp 3 .500 04/01/40 89,130
100,000 NVIDIA Corp 5 .625 06/15/56 90,489
30,000 NVR Inc 3 .000 05/15/30 27,892
10,000 NXP BV / NXP Funding LLC / NXP USA Inc 3 .150 05/01/27 9,899
132,000 NXP BV / NXP Funding LLC / NXP USA Inc 2 .500 05/11/31 117,130
110,000 NXP BV / NXP Funding LLC / NXP USA Inc 2 .650 02/15/32 96,147
39,000 ONEOK Inc 4 .350 03/15/29 38,526
70,000 ONEOK Inc 5 .650 09/01/34 70,138
65,000 ONEOK Inc 4 .500 03/15/50 49,018
170,000 ONEOK Inc 7 .150 01/15/51 181,488
70,000 ONEOK Inc 5 .700 11/01/54 61,919
300,000 Oracle Corp 2 .875 03/25/31 261,504
120,000 Oracle Corp 4 .900 02/06/33 110,390
125,000 Oracle Corp 5 .350 05/04/33 117,466
690,000 Oracle Corp 4 .300 07/08/34 591,357
50,000 Oracle Corp 4 .700 09/27/34 43,860
110,000 Oracle Corp 5 .200 09/26/35 98,694
75,000 Oracle Corp 5 .700 02/04/36 69,433
50,000 Oracle Corp 3 .850 07/15/36 39,565
200,000 Oracle Corp 3 .800 11/15/37 150,730
80,000 Oracle Corp 6 .500 04/15/38 76,365
100,000 Oracle Corp 6 .125 07/08/39 91,261
10,000 Oracle Corp 4 .500 07/08/44 7,002
128,000 Oracle Corp 5 .875 09/26/45 105,028
70,000 Oracle Corp 4 .000 11/15/47 44,114
305,000 Oracle Corp 6 .900 11/09/52 275,123
20,000 Oracle Corp 5 .550 02/06/53 15,024
50,000 Oracle Corp 5 .375 09/27/54 36,457
50,000 Oracle Corp 6 .000 08/03/55 40,096
100,000 Oracle Corp 5 .950 09/26/55 79,454
80,000 Orange SA 5 .375 01/13/42 74,694
100,000 O'Reilly Automotive Inc 3 .900 06/01/29 97,696
30,000 O'Reilly Automotive Inc 4 .200 04/01/30 29,231
140,000 Otis Worldwide Corp 3 .112 02/15/40 105,154
2,000 Owens Corning 3 .400 08/15/26 1,999
70,000 Owens Corning 3 .875 06/01/30 67,161
50,000 PACCAR Financial Corp 4 .450 08/06/27 50,112
50,000 PACCAR Financial Corp 4 .550 03/03/28 50,076
50,000 PACCAR Financial Corp 4 .000 08/08/28 49,500

Portfolio of Investments July 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
10,000 Parker-Hannifin Corp 3 .250% 03/01/27 $ 9,945
30,000 Parker-Hannifin Corp 3 .250 06/14/29 28,816
64,000 Parker-Hannifin Corp 4 .200 11/21/34 59,608
20,000 Parker-Hannifin Corp 4 .450 11/21/44 16,742
40,000 Parker-Hannifin Corp 4 .000 06/14/49 30,200
40,000 Patterson-UTI Energy Inc 5 .150 11/15/29 39,899
120,000 Paychex Inc 5 .100 04/15/30 120,089
10,000 PayPal Holdings Inc 3 .900 06/01/27 9,949
170,000 PayPal Holdings Inc 2 .850 10/01/29 160,225
80,000 (a) PayPal Holdings Inc 5 .100 04/01/35 77,452
43,000 Pfizer Inc 3 .875 11/15/27 42,750
500,000 Pfizer Inc 4 .000 12/15/36 448,921
37,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 36,909
575,000 Pfizer Investment Enterprises Pte Ltd 5 .110 05/19/43 524,666
100,000 Phillips 66 3 .900 03/15/28 98,799
40,000 Phillips 66 Co 3 .550 10/01/26 39,950
223,000 Phillips 66 Co 4 .680 02/15/45 184,794
150,000 Plains All American Pipeline LP / PAA Finance Corp 5 .700 09/15/34 150,976
50,000 Plains All American Pipeline LP / PAA Finance Corp 5 .600 01/15/36 49,249
20,000 Polaris Inc 5 .600 03/01/31 19,879
20,000 PPG Industries Inc 3 .750 03/15/28 19,739
50,000 PPG Industries Inc 4 .375 03/15/31 48,744
260,000 Procter & Gamble Co/The 3 .000 03/25/30 246,186
80,000 Procter & Gamble Co/The 1 .200 10/29/30 69,566
10,000 Procter & Gamble Co/The 4 .050 01/26/33 9,664
60,000 Procter & Gamble Co/The 4 .600 05/01/35 58,489
50,000 PulteGroup Inc 4 .900 03/01/36 47,782
50,000 PVH Corp 5 .500 06/13/30 50,265
20,000 Qorvo Inc 4 .375 10/15/29 19,272
10,000 QUALCOMM Inc 1 .300 05/20/28 9,455
230,000 QUALCOMM Inc 1 .650 05/20/32 192,038
50,000 QUALCOMM Inc 4 .250 05/20/32 48,479
60,000 QUALCOMM Inc 4 .750 05/20/32 59,266
30,000 QUALCOMM Inc 4 .650 05/20/35 28,638
20,000 QUALCOMM Inc 4 .800 05/20/45 16,876
30,000 Quanta Services Inc 2 .900 10/01/30 27,630
50,000 Quanta Services Inc 4 .500 01/15/31 48,826
10,000 Quanta Services Inc 2 .350 01/15/32 8,684
70,000 Quanta Services Inc 5 .250 08/09/34 69,149
10,000 Quest Diagnostics Inc 2 .950 06/30/30 9,305
60,000 Quest Diagnostics Inc 5 .000 12/15/34 58,677
60,000 Ralph Lauren Corp 5 .000 06/15/32 59,826
90,000 Regal Rexnord Corp 6 .300 02/15/30 93,047
50,000 Regeneron Pharmaceuticals Inc 1 .750 09/15/30 43,958
30,000 RELX Capital Inc 4 .750 03/27/30 29,825
50,000 RELX Capital Inc 4 .750 05/20/32 49,237
10,000 Republic Services Inc 3 .375 11/15/27 9,865
70,000 Republic Services Inc 3 .950 05/15/28 69,308
68,000 Republic Services Inc 2 .300 03/01/30 62,392
80,000 Republic Services Inc 1 .450 02/15/31 68,942
50,000 Republic Services Inc 4 .750 07/15/31 49,661
50,000 Republic Services Inc 5 .000 07/15/36 48,600
20,000 Republic Services Inc 5 .700 05/15/41 20,120
10,000 Revvity Inc 3 .300 09/15/29 9,521
80,000 Revvity Inc 2 .250 09/15/31 69,558
70,000 Rockwell Automation Inc 4 .200 03/01/49 55,468
10,000 Rogers Communications Inc 2 .900 11/15/26 9,958
50,000 Rogers Communications Inc 3 .200 03/15/27 49,615
10,000 Rogers Communications Inc 3 .800 03/15/32 9,204
150,000 Rogers Communications Inc 5 .450 10/01/43 134,132
20,000 Rogers Communications Inc 3 .700 11/15/49 13,800
25,000 Rogers Communications Inc 6 .875 07/31/56 25,010

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
130,000 Roper Technologies Inc 3 .800% 12/15/26 $ 129,759
40,000 Ross Stores Inc 1 .875 04/15/31 34,952
110,000 Royalty Pharma PLC 5 .200 09/25/35 107,106
80,000 Royalty Pharma PLC 5 .900 09/02/54 75,945
55,000 RPM International Inc 2 .950 01/15/32 49,090
50,000 Ryder System Inc 5 .375 03/15/29 50,699
50,000 Ryder System Inc 4 .950 09/01/29 50,093
25,000 (c) Ryder System Inc 5 .000 09/15/31 24,847
20,000 (a) S&P Global Inc 1 .250 08/15/30 17,357
130,000 S&P Global Inc 2 .900 03/01/32 116,848
20,000 S&P Global Inc 5 .250 09/15/33 20,161
70,000 S&P Global Inc 3 .700 03/01/52 49,314
23,000 S&P Global Inc 2 .300 08/15/60 10,602
105,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 103,243
20,000 Salesforce Inc 3 .700 04/11/28 19,725
212,000 Salesforce Inc 4 .900 09/15/31 208,913
375,000 Salesforce Inc 5 .200 03/15/33 370,393
70,000 Salesforce Inc 2 .700 07/15/41 45,934
82,000 Salesforce Inc 2 .900 07/15/51 44,971
50,000 Sanofi SA 3 .800 11/03/28 49,278
50,000 SBA Communications Corp 5 .150 07/15/31 49,617
50,000 Schlumberger Investment SA 5 .150 05/07/36 48,924
60,000 Sekisui House US Inc 3 .966 08/06/61 36,949
50,000 ServiceNow Inc 5 .400 05/15/36 48,838
20,000 Sherwin-Williams Co/The 4 .550 03/01/28 19,966
101,000 Sherwin-Williams Co/The 2 .950 08/15/29 95,762
82,000 Sherwin-Williams Co/The 4 .500 06/01/47 66,552
50,000 Smith & Nephew PLC 2 .032 10/14/30 44,196
10,000 Smith & Nephew PLC 5 .400 03/20/34 9,891
200,000 Smurfit Westrock Financing DAC 5 .185 01/15/36 194,114
60,000 Snap-on Inc 3 .100 05/01/50 38,522
110,000 Solventum Corp 5 .600 03/23/34 110,671
70,000 Sonoco Products Co 2 .850 02/01/32 62,263
25,000 Sony Group Corp 5 .089 06/30/36 24,402
110,000 Stanley Black & Decker Inc 3 .000 05/15/32 98,176
20,000 Starbucks Corp 2 .250 03/12/30 18,249
20,000 Starbucks Corp 2 .550 11/15/30 18,176
110,000 Starbucks Corp 3 .000 02/14/32 99,508
120,000 Starbucks Corp 4 .800 02/15/33 117,539
20,000 Starbucks Corp 4 .450 08/15/49 15,855
50,000 Starbucks Corp 3 .500 11/15/50 33,351
100,000 Stryker Corp 1 .950 06/15/30 89,862
50,000 Stryker Corp 4 .625 09/11/34 47,914
50,000 Stryker Corp 5 .200 02/10/35 49,583
20,000 Suzano Netherlands BV 5 .500 01/15/36 19,075
230,000 Synopsys Inc 5 .150 04/01/35 223,185
70,000 Sysco Corp 3 .250 07/15/27 69,205
70,000 Sysco Corp 2 .400 02/15/30 64,062
50,000 Sysco Corp 6 .000 01/17/34 51,690
30,000 Sysco Corp 6 .600 04/01/50 30,585
12,000 Sysco Corp 3 .150 12/14/51 7,270
20,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 18,069
200,000 Takeda Pharmaceutical Co Ltd 5 .300 07/05/34 198,639
50,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 36,681
10,000 Takeda Pharmaceutical Co Ltd 5 .650 07/05/44 9,566
20,000 Takeda Pharmaceutical Co Ltd 3 .375 07/09/60 12,153
40,000 Takeda Pharmaceutical Co Ltd 5 .800 07/05/64 37,482
30,000 Tapestry Inc 4 .125 07/15/27 29,873
40,000 Tapestry Inc 3 .050 03/15/32 35,871
50,000 Targa Resources Corp 4 .350 01/15/29 49,463
75,000 Targa Resources Corp 6 .150 03/01/29 77,269
110,000 Targa Resources Corp 6 .500 03/30/34 116,473

Portfolio of Investments July 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
10,000 Targa Resources Corp 4 .950% 04/15/52 $ 8,130
80,000 Targa Resources Corp 6 .125 05/15/55 76,188
80,000 Targa Resources Partners LP / Targa Resources Partners Finance
Corp
5 .000 01/15/28 79,905
1,000 Target Corp 3 .375 04/15/29 971
130,000 Target Corp 2 .350 02/15/30 119,972
60,000 Target Corp 4 .500 09/15/34 57,177
72,000 Target Corp 6 .500 10/15/37 77,978
19,000 Target Corp 3 .900 11/15/47 14,143
45,000 (a) Target Corp 2 .950 01/15/52 27,394
50,000 TD SYNNEX Corp 6 .100 04/12/34 50,936
40,000 Teledyne Technologies Inc 2 .250 04/01/28 38,447
50,000 TELUS Corp 3 .700 09/15/27 49,445
12,000 TELUS Corp 4 .600 11/16/48 9,642
10,000 Texas Eastern Transmission LP 7 .000 07/15/32 10,868
70,000 Texas Instruments Inc 1 .750 05/04/30 62,711
160,000 Texas Instruments Inc 1 .900 09/15/31 138,685
105,000 Texas Instruments Inc 3 .875 03/15/39 88,820
40,000 Texas Instruments Inc 4 .150 05/15/48 31,124
300,000 Thermo Fisher Scientific Inc 4 .902 02/12/36 290,040
30,000 Timken Co/The 4 .125 04/01/32 28,297
90,000 TJX Cos Inc/The 3 .875 04/15/30 87,126
50,000 Toll Brothers Finance Corp 3 .800 11/01/29 48,244
100,000 Toyota Motor Corp 4 .186 06/30/27 99,892
50,000 Toyota Motor Corp 4 .450 06/30/30 49,386
160,000 Toyota Motor Credit Corp 4 .500 05/14/27 160,303
390,000 Toyota Motor Credit Corp 4 .800 05/15/30 389,690
20,000 Toyota Motor Credit Corp 2 .400 01/13/32 17,589
75,000 Toyota Motor Credit Corp 4 .600 03/11/33 72,521
20,000 Trane Technologies Financing Ltd 3 .800 03/21/29 19,545
50,000 Trane Technologies Financing Ltd 5 .100 06/13/34 49,541
50,000 TransCanada PipeLines Ltd 4 .100 04/15/30 48,512
100,000 TransCanada PipeLines Ltd 4 .625 03/01/34 95,000
113,000 TransCanada PipeLines Ltd 6 .200 10/15/37 116,881
140,000 Transcontinental Gas Pipe Line Co LLC 3 .250 05/15/30 131,909
50,000 Transcontinental Gas Pipe Line Co LLC 5 .100 03/15/36 48,413
30,000 Transcontinental Gas Pipe Line Co LLC 3 .950 05/15/50 21,869
40,000 Triton Container International Ltd / TAL International Container
Corp
3 .250 03/15/32 35,457
50,000 Triton Container International Ltd / TAL International Container
Corp
5 .150 02/15/33 48,380
160,000 TSMC Arizona Corp 4 .250 04/22/32 155,588
27,000 TWDC Enterprises 18 Corp 2 .950 06/15/27 26,705
30,000 Tyco Electronics Group SA 4 .625 02/01/30 29,762
50,000 Tyco Electronics Group SA 4 .500 02/09/31 49,253
30,000 Tyco Electronics Group SA 2 .500 02/04/32 26,318
36,000 Uber Technologies Inc 4 .300 01/15/30 35,298
23,000 Uber Technologies Inc 4 .150 01/15/31 22,183
50,000 Uber Technologies Inc 4 .800 09/15/35 47,380
12,000 Uber Technologies Inc 5 .350 09/15/54 10,615
40,000 Unilever Capital Corp 2 .900 05/05/27 39,612
20,000 Unilever Capital Corp 2 .125 09/06/29 18,607
160,000 Unilever Capital Corp 1 .750 08/12/31 138,448
10,000 Unilever Capital Corp 5 .000 12/08/33 9,999
10,000 Union Pacific Corp 2 .150 02/05/27 9,900
50,000 Union Pacific Corp 4 .500 01/20/33 48,932
20,000 Union Pacific Corp 3 .375 02/01/35 17,451
20,000 Union Pacific Corp 3 .600 09/15/37 17,089
508,000 Union Pacific Corp 3 .550 08/15/39 414,889
50,000 Union Pacific Corp 5 .600 12/01/54 47,290
30,000 Union Pacific Corp 3 .875 02/01/55 21,354
10,000 Union Pacific Corp 3 .950 08/15/59 7,018

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
41,000 United Airlines 2016-2 Class AA Pass Through Trust2020 A 2 .875% 10/07/28 $ 39,196
17,000 United Airlines 2024-1 Class A Pass Through Trust 5 .875 02/15/37 16,744
20,000 Valero Energy Corp 2 .150 09/15/27 19,482
130,000 Valero Energy Corp 2 .800 12/01/31 116,175
50,000 Valero Energy Corp 6 .625 06/15/37 53,858
40,000 Valmont Industries Inc 5 .250 10/01/54 35,009
50,000 Veralto Corp 4 .850 01/15/32 49,411
50,000 VeriSign Inc 5 .100 07/15/31 49,786
110,000 Verisk Analytics Inc 4 .125 03/15/29 108,166
50,000 Verisk Analytics Inc 4 .450 03/15/31 48,558
655,000 Verizon Communications Inc 2 .355 03/15/32 567,121
50,000 Verizon Communications Inc 4 .750 01/15/33 48,431
100,000 Verizon Communications Inc 5 .050 05/09/33 98,888
160,000 Verizon Communications Inc 4 .780 02/15/35 151,163
20,000 Verizon Communications Inc 4 .272 01/15/36 17,905
98,000 Verizon Communications Inc 5 .401 07/02/37 94,906
10,000 Verizon Communications Inc 4 .812 03/15/39 8,986
122,000 Verizon Communications Inc 2 .850 09/03/41 83,218
50,000 Verizon Communications Inc 3 .850 11/01/42 38,087
50,000 Verizon Communications Inc 5 .750 11/30/45 46,190
50,000 Verizon Communications Inc 5 .500 03/16/47 45,133
80,000 Verizon Communications Inc 4 .000 03/22/50 57,610
380,000 Verizon Communications Inc 3 .875 03/01/52 261,226
50,000 Verizon Communications Inc 5 .875 11/30/55 45,676
30,000 Verizon Communications Inc 2 .987 10/30/56 16,393
30,000 Verizon Communications Inc 3 .700 03/22/61 18,857
45,000 Verizon Communications Inc 6 .000 11/30/65 40,848
100,000 Viatris Inc 2 .700 06/22/30 90,907
100,000 Viatris Inc 3 .850 06/22/40 76,488
50,000 Visa Inc 2 .050 04/15/30 45,634
20,000 Visa Inc 1 .100 02/15/31 17,175
171,000 Visa Inc 4 .150 12/14/35 159,831
125,000 Visa Inc 2 .700 04/15/40 92,030
30,000 (a) Visa Inc 2 .000 08/15/50 15,255
25,000 VMware LLC 1 .400 08/15/26 24,971
20,000 VMware LLC 4 .700 05/15/30 19,783
20,000 VMware LLC 2 .200 08/15/31 17,389
20,000 Vodafone Group PLC 6 .250 11/30/32 20,984
95,000 Vodafone Group PLC 6 .150 02/27/37 97,994
10,000 Vodafone Group PLC 5 .000 05/30/38 9,381
50,000 Vodafone Group PLC 5 .750 06/28/54 45,096
10,000 Vodafone Group PLC 5 .750 02/10/63 8,791
75,000 Vodafone Group PLC 5 .875 06/28/64 66,696
50,000 Vulcan Materials Co 3 .900 04/01/27 49,833
50,000 Vulcan Materials Co 5 .700 12/01/54 46,870
20,000 Walt Disney Co/The 2 .200 01/13/28 19,402
69,000 Walt Disney Co/The 3 .750 03/14/29 67,611
166,000 Walt Disney Co/The 6 .200 12/15/34 177,352
200,000 Walt Disney Co/The 3 .500 05/13/40 159,144
200,000 Walt Disney Co/The 3 .600 01/13/51 138,134
110,000 Waste Connections Inc 2 .200 01/15/32 95,607
20,000 Waste Connections Inc 4 .200 01/15/33 18,981
165,000 Western Midstream Operating LP 6 .150 04/01/33 169,712
50,000 Western Midstream Operating LP 5 .500 12/15/35 48,662
50,000 Western Midstream Operating LP 5 .700 07/01/36 49,357
30,000 (a) Western Union Co/The 6 .200 11/17/36 30,611
60,000 Westinghouse Air Brake Technologies Corp 4 .900 05/29/30 59,818
40,000 Weyerhaeuser Co 4 .000 04/15/30 38,627
30,000 Weyerhaeuser Co 7 .375 03/15/32 33,056
40,000 Weyerhaeuser Co 3 .375 03/09/33 35,609
200,000 Williams Cos Inc/The 2 .600 03/15/31 179,333
50,000 Williams Cos Inc/The 5 .150 03/15/34 49,056

Portfolio of Investments July 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
60,000 Williams Cos Inc/The 5 .300% 09/30/35 $ 58,584
60,000 Williams Cos Inc/The 5 .800 11/15/54 55,638
30,000 Williams Cos Inc/The 6 .000 03/15/55 28,617
50,000 Williams Cos Inc/The 5 .950 03/15/56 47,172
70,000 Workday Inc 3 .700 04/01/29 67,978
10,000 WRKCo Inc 3 .000 06/15/33 8,677
50,000 WW Grainger Inc 4 .450 09/15/34 47,753
10,000 WW Grainger Inc 4 .600 06/15/45 8,536
60,000 Xilinx Inc 2 .375 06/01/30 54,673
31,000 Xylem Inc/NY 2 .250 01/30/31 27,753
100,000 Xylem Inc/NY 5 .200 06/01/33 100,130
100,000 Xylem Inc/NY 5 .450 06/01/36 100,027
60,000 Zimmer Biomet Holdings Inc 2 .600 11/24/31 53,233
9,000 Zoetis Inc 2 .000 05/15/30 8,095
20,000 Zoetis Inc 5 .600 11/16/32 20,481
50,000 Zoetis Inc 5 .000 08/17/35 48,441
TOTAL INDUSTRIAL 64,521,412
UTILITY - 2.4%
$ 100,000 AEP Texas Inc 5 .200 04/15/36 96,613
62,000 AEP Texas Inc 4 .150 05/01/49 45,437
30,000 AEP Texas Inc 3 .450 01/15/50 19,567
50,000 AEP Transmission Co LLC 5 .250 06/01/36 49,180
76,000 AES Corp/The 5 .800 03/15/32 76,400
50,000 AES Corp/The 5 .750 07/15/33 49,525
50,000 Ameren Illinois Co 4 .950 06/01/33 49,263
50,000 Ameren Illinois Co 5 .625 03/01/55 46,735
50,000 American Electric Power Co Inc 5 .750 11/01/27 50,662
90,000 American Electric Power Co Inc 5 .950 11/01/32 93,565
50,000 American Electric Power Co Inc 5 .800 03/15/56 49,107
110,000 American Water Capital Corp 2 .300 06/01/31 97,391
50,000 American Water Capital Corp 5 .250 03/01/35 49,579
100,000 American Water Capital Corp 5 .200 04/01/36 97,707
20,000 American Water Capital Corp 3 .750 09/01/47 14,529
20,000 American Water Capital Corp 4 .200 09/01/48 15,365
50,000 American Water Capital Corp 5 .450 03/01/54 45,515
25,000 American Water Capital Corp 5 .700 09/01/55 23,644
250,000 Appalachian Power Co 4 .400 05/15/44 201,166
10,000 Appalachian Power Co 3 .700 05/01/50 6,865
20,000 Atlantic City Electric Co 2 .300 03/15/31 17,816
90,000 Atmos Energy Corp 5 .900 11/15/33 93,802
80,000 Atmos Energy Corp 4 .125 10/15/44 64,372
110,000 Atmos Energy Corp 2 .850 02/15/52 64,755
10,000 Avista Corp 4 .350 06/01/48 7,851
30,000 Avista Corp 4 .000 04/01/52 21,707
100,000 Black Hills Corp 5 .950 03/15/28 101,713
10,000 CenterPoint Energy Houston Electric LLC 5 .200 10/01/28 10,112
100,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 90,441
140,000 CenterPoint Energy Houston Electric LLC 5 .150 03/01/34 138,759
10,000 CenterPoint Energy Houston Electric LLC 3 .550 08/01/42 7,653
49,000 CenterPoint Energy Inc 7 .000 02/15/55 50,506
100,000 CenterPoint Energy Inc 6 .400 08/15/58 99,933
13,000 CenterPoint Energy Resources Corp 5 .250 03/01/28 13,129
12,000 CenterPoint Energy Resources Corp 4 .400 07/01/32 11,566
120,000 Cleveland Electric Illuminating Co/The 5 .950 12/15/36 122,088
191,000 Commonwealth Edison Co 6 .450 01/15/38 204,830
10,000 Commonwealth Edison Co 4 .000 03/01/48 7,483
110,000 Commonwealth Edison Co 2 .750 09/01/51 63,296
35,000 Commonwealth Edison Co 5 .950 06/01/55 33,918
130,000 Connecticut Light and Power Co/The 2 .050 07/01/31 113,704
10,000 Connecticut Light and Power Co/The 4 .000 04/01/48 7,597
97,000 Consolidated Edison Co of New York Inc 2 .400 06/15/31 86,573
10,000 Consolidated Edison Co of New York Inc 5 .200 03/01/33 10,019

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 30,000 Consolidated Edison Co of New York Inc 5 .375% 05/15/34 $ 30,108
50,000 (a) Consolidated Edison Co of New York Inc 5 .150 06/15/36 48,752
124,000 Consolidated Edison Co of New York Inc 5 .500 12/01/39 121,328
7,000 Consolidated Edison Co of New York Inc 3 .850 06/15/46 5,169
172,000 Consolidated Edison Co of New York Inc 4 .650 12/01/48 140,260
30,000 Consolidated Edison Co of New York Inc 3 .950 04/01/50 22,047
10,000 Consolidated Edison Co of New York Inc 5 .900 11/15/53 9,570
50,000 Consolidated Edison Co of New York Inc 5 .875 06/15/56 47,568
70,000 Consolidated Edison Co of New York Inc 4 .300 12/01/56 52,017
20,000 Consolidated Edison Co of New York Inc 4 .500 05/15/58 15,304
10,000 Consolidated Edison Co of New York Inc 3 .700 11/15/59 6,523
41,000 Consolidated Edison Co of New York Inc 3 .000 12/01/60 22,587
100,000 Consumers Energy Co 4 .900 02/15/29 100,579
50,000 Consumers Energy Co 5 .125 05/01/36 48,977
110,000 Consumers Energy Co 3 .500 08/01/51 74,887
10,000 DTE Energy Co 5 .850 06/01/34 10,266
200,000 DTE Energy Co 6 .200 07/01/58 199,226
100,000 Duke Energy Carolinas LLC 5 .150 06/15/36 97,690
50,000 Duke Energy Carolinas LLC 5 .750 06/15/56 47,376
10,000 Duke Energy Florida LLC 3 .200 01/15/27 9,956
142,000 Duke Energy Florida LLC 2 .400 12/15/31 125,054
10,000 Duke Energy Florida LLC 5 .875 11/15/33 10,380
67,000 Duke Energy Florida LLC 6 .350 09/15/37 71,058
25,000 Duke Energy Florida LLC 5 .650 04/01/40 24,768
110,000 Duke Energy Florida LLC 5 .950 11/15/52 106,902
50,000 Duke Energy Indiana LLC 4 .950 03/15/36 48,103
10,000 Duke Energy Ohio Inc 3 .650 02/01/29 9,765
20,000 Edison International 5 .750 06/15/27 20,095
10,000 Edison International 4 .125 03/15/28 9,845
50,000 Edison International 5 .450 06/15/29 50,353
27,000 Emera US Finance LP 4 .750 06/15/46 22,112
50,000 Entergy Louisiana LLC 4 .900 04/15/36 47,782
131,000 Entergy Texas Inc 5 .250 04/15/35 128,918
10,000 Entergy Texas Inc 3 .550 09/30/49 6,796
95,000 Essential Utilities Inc 2 .400 05/01/31 84,306
20,000 Essential Utilities Inc 5 .375 01/15/34 19,930
50,000 Essential Utilities Inc 5 .250 08/15/35 49,016
20,000 Essential Utilities Inc 3 .351 04/15/50 12,932
52,000 Eversource Energy 1 .650 08/15/30 45,656
50,000 Eversource Energy 5 .850 04/15/31 51,419
21,000 Eversource Energy 5 .125 05/15/33 20,685
40,000 Eversource Energy 5 .500 01/01/34 40,035
50,000 Eversource Energy 6 .350 08/15/56 49,759
120,000 Exelon Corp 2 .750 03/15/27 118,792
10,000 Exelon Corp 4 .050 04/15/30 9,683
119,000 Exelon Corp 4 .950 03/15/36 112,992
20,000 Exelon Corp 5 .100 06/15/45 17,494
90,000 Exelon Corp 4 .450 04/15/46 71,409
72,000 Exelon Corp 4 .700 04/15/50 57,621
37,000 Exelon Corp 5 .600 03/15/53 33,668
10,000 FirstEnergy Corp 4 .850 07/15/47 8,337
50,000 FirstEnergy Transmission LLC 4 .750 01/15/33 48,401
40,000 FirstEnergy Transmission LLC 5 .000 01/15/35 38,685
100,000 Georgia Power Co 4 .600 06/15/29 99,852
25,000 Georgia Power Co 4 .850 03/15/31 24,910
50,000 Idaho Power Co 5 .800 04/01/54 48,132
48,000 Interstate Power and Light Co 3 .600 04/01/29 46,554
50,000 Interstate Power and Light Co 5 .600 10/01/55 46,036
10,000 IPALCO Enterprises Inc 5 .750 04/01/34 9,772
25,000 Kentucky Utilities Co 5 .125 11/01/40 23,308
50,000 Louisville Gas and Electric Co 5 .850 08/15/55 47,862
35,000 National Grid PLC 5 .809 06/12/33 35,848

Portfolio of Investments July 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 70,000 National Grid PLC 5 .418% 01/11/34 $ 69,910
10,000 National Rural Utilities Cooperative Finance Corp 5 .600 11/13/26 10,028
100,000 National Rural Utilities Cooperative Finance Corp 4 .750 02/07/28 100,250
40,000 National Rural Utilities Cooperative Finance Corp 5 .000 02/07/31 40,166
100,000 National Rural Utilities Cooperative Finance Corp 2 .750 04/15/32 88,409
100,000 National Rural Utilities Cooperative Finance Corp 5 .000 08/15/34 98,381
10,000 NiSource Inc 3 .490 05/15/27 9,927
110,000 NiSource Inc 5 .250 03/30/28 110,951
46,000 NiSource Inc 2 .950 09/01/29 43,552
131,000 NiSource Inc 3 .600 05/01/30 124,994
40,000 NiSource Inc 1 .700 02/15/31 34,639
50,000 NiSource Inc 5 .350 04/01/34 50,017
50,000 NiSource Inc 5 .300 05/18/36 48,923
40,000 NiSource Inc 4 .800 02/15/44 34,112
50,000 NiSource Inc 4 .375 05/15/47 39,438
50,000 Northern States Power Co/MN 4 .850 05/15/36 47,995
50,000 NSTAR Electric Co 3 .200 05/15/27 49,561
110,000 NSTAR Electric Co 3 .950 04/01/30 106,367
62,000 NSTAR Electric Co 5 .500 03/15/40 60,302
50,000 OGE Energy Corp 5 .450 05/15/29 50,773
19,000 (a) Oklahoma Gas and Electric Co 5 .900 04/01/56 18,374
20,000 Oncor Electric Delivery Co LLC 2 .750 05/15/30 18,534
93,000 Oncor Electric Delivery Co LLC 7 .000 05/01/32 101,739
45,000 Oncor Electric Delivery Co LLC 7 .250 01/15/33 50,091
87,000 Oncor Electric Delivery Co LLC 7 .500 09/01/38 100,823
100,000 Oncor Electric Delivery Co LLC 4 .950 09/15/52 84,779
60,000 ONE Gas Inc 5 .100 04/01/29 60,546
30,000 ONE Gas Inc 4 .250 09/01/32 28,945
20,000 ONE Gas Inc 4 .500 11/01/48 16,256
190,000 PECO Energy Co 4 .600 05/15/52 152,341
20,000 Piedmont Natural Gas Co Inc 4 .650 08/01/43 16,694
76,000 Potomac Electric Power Co 6 .500 11/15/37 81,466
50,000 PPL Capital Funding Inc 5 .250 09/01/34 49,327
20,000 PPL Electric Utilities Corp 4 .850 02/15/34 19,498
110,000 PPL Electric Utilities Corp 4 .150 10/01/45 87,230
60,000 PPL Electric Utilities Corp 5 .250 05/15/53 53,481
50,000 Public Service Co of Colorado 5 .350 05/15/34 49,883
100,000 Public Service Co of Colorado 5 .050 06/15/36 96,487
18,000 Public Service Co of Colorado 6 .500 08/01/38 19,183
100,000 Public Service Co of Colorado 4 .100 06/15/48 76,378
50,000 Public Service Co of New Hampshire 2 .200 06/15/31 44,140
10,000 Public Service Co of New Hampshire 5 .350 10/01/33 10,058
20,000 Public Service Co of Oklahoma 2 .200 08/15/31 17,403
10,000 Public Service Electric and Gas Co 2 .250 09/15/26 9,977
10,000 Public Service Electric and Gas Co 2 .450 01/15/30 9,248
70,000 Public Service Electric and Gas Co 1 .900 08/15/31 60,664
140,000 Public Service Electric and Gas Co 5 .800 05/01/37 144,441
20,000 Public Service Electric and Gas Co 2 .050 08/01/50 10,103
90,000 Public Service Electric and Gas Co 5 .450 03/01/54 82,605
50,000 (a) Public Service Electric and Gas Co 5 .625 01/01/56 47,010
100,000 Public Service Enterprise Group Inc 4 .800 06/15/31 98,761
10,000 Puget Sound Energy Inc 5 .330 06/15/34 10,024
10,000 Puget Sound Energy Inc 5 .757 10/01/39 9,950
30,000 Puget Sound Energy Inc 5 .638 04/15/41 29,164
50,000 Puget Sound Energy Inc 5 .598 09/15/55 46,169
112,000 San Diego Gas & Electric Co 5 .400 04/15/35 111,641
43,000 San Diego Gas & Electric Co 4 .150 05/15/48 32,582
10,000 San Diego Gas & Electric Co 4 .100 06/15/49 7,460
30,000 San Diego Gas & Electric Co 5 .350 04/01/53 26,728
30,000 Sempra 5 .500 08/01/33 30,268
100,000 Sempra 5 .250 03/15/36 96,494
134,000 Sempra 6 .000 10/15/39 134,746

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 110,000 Sempra 4 .000% 02/01/48 $ 79,916
180,000 Southern California Edison Co 4 .700 06/01/27 180,048
50,000 Southern California Edison Co 5 .250 03/15/30 50,311
10,000 Southern California Edison Co 5 .950 11/01/32 10,310
50,000 Southern California Edison Co 4 .800 03/15/33 48,324
50,000 Southern California Edison Co 5 .200 06/01/34 48,833
30,000 Southern California Edison Co 5 .350 07/15/35 29,050
60,000 Southern California Edison Co 4 .500 09/01/40 50,075
50,000 Southern California Edison Co 3 .600 02/01/45 34,422
10,000 Southern California Edison Co 4 .125 03/01/48 7,231
90,000 Southern California Edison Co 4 .875 03/01/49 72,205
10,000 Southern California Edison Co 3 .650 02/01/50 6,615
210,000 Southern California Edison Co 5 .450 06/01/52 180,892
40,000 Southern California Gas Co 2 .550 02/01/30 37,127
60,000 Southern California Gas Co 5 .450 06/15/35 60,213
50,000 Southern Co Gas Capital Corp 6 .050 09/15/56 49,619
50,000 Southern Power Co 4 .250 10/01/30 48,710
50,000 Southern Power Co 4 .900 10/01/35 47,540
20,000 Southwest Gas Corp 5 .800 12/01/27 20,246
10,000 Southwest Gas Corp 3 .700 04/01/28 9,829
40,000 Southwest Gas Corp 2 .200 06/15/30 36,017
20,000 Southwest Gas Corp 3 .800 09/29/46 14,529
150,000 Southwestern Electric Power Co 3 .250 11/01/51 93,744
50,000 Southwestern Public Service Co 5 .300 05/15/35 49,161
126,000 Southwestern Public Service Co 4 .500 08/15/41 108,318
23,000 Southwestern Public Service Co 4 .400 11/15/48 18,245
10,000 Southwestern Public Service Co 3 .150 05/01/50 6,279
30,000 Spire Missouri Inc 4 .800 02/15/33 29,399
10,000 Spire Missouri Inc 5 .150 08/15/34 9,876
50,000 Tampa Electric Co 5 .000 07/15/52 42,838
50,000 Tucson Electric Power Co 3 .250 05/15/32 45,332
40,000 Tucson Electric Power Co 4 .000 06/15/50 29,410
50,000 Union Electric Co 4 .800 03/15/36 47,624
30,000 Washington Gas Light Co 3 .796 09/15/46 22,010
42,000 WEC Energy Group Inc 5 .600 09/12/26 42,043
50,000 Wisconsin Electric Power Co 5 .100 06/15/36 49,016
50,000 Wisconsin Electric Power Co 5 .650 03/15/56 47,379
20,000 Wisconsin Power and Light Co 1 .950 09/16/31 17,255
50,000 Wisconsin Power and Light Co 4 .950 04/01/33 49,219
50,000 Wisconsin Power and Light Co 5 .700 12/15/55 46,644
88,000 Wisconsin Public Service Corp 3 .671 12/01/42 67,611
65,000 Xcel Energy Inc 5 .500 03/15/34 64,884
TOTAL UTILITY 11,165,388
TOTAL CORPORATE DEBT
(Cost $118,255,952) 111,377,575
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 4.1%
GOVERNMENT AGENCY - 1.1%
120,000 Equinor ASA 3 .000 04/06/27 119,025
10,000 Equinor ASA 3 .625 09/10/28 9,831
227,000 Equinor ASA 3 .125 04/06/30 214,733
10,000 Equinor ASA 3 .625 04/06/40 8,106
30,000 Equinor ASA 5 .100 08/17/40 28,581
20,000 Equinor ASA 4 .250 11/23/41 17,039
62,000 Equinor ASA 3 .950 05/15/43 49,428
30,000 Equinor ASA 3 .250 11/18/49 19,830
30,000 Equinor ASA 3 .700 04/06/50 21,587
70,000 Export Development Canada 3 .875 02/14/28 69,547
175,000 Export Development Canada 4 .125 02/13/29 174,046
40,000 Export Development Canada 4 .000 06/20/30 39,437

Portfolio of Investments July 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT AGENCY (continued)
$ 100,000 Export Development Canada 4 .250% 07/22/31 $ 99,079
30,000 Export Development Canada 4 .750 06/05/34 30,198
450,000 Export-Import Bank of Korea 3 .750 09/22/30 435,417
200,000 Export-Import Bank of Korea 4 .500 07/20/31 198,996
310,000 Federal National Mortgage Association 1 .875 09/24/26 309,051
10,000 Federal National Mortgage Association 7 .250 05/15/30 11,001
429,000 Federal National Mortgage Association 5 .625 07/15/37 457,112
50,000 Industrial & Commercial Bank of China Ltd/New York NY 3 .538 11/08/27 49,433
10,000 Israel Government AID Bond 5 .500 09/18/33 10,431
242,000 Kreditanstalt fuer Wiederaufbau 3 .000 05/20/27 239,844
135,000 Kreditanstalt fuer Wiederaufbau 4 .000 06/28/27 134,817
270,000 Kreditanstalt fuer Wiederaufbau 3 .875 05/15/28 268,209
50,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/09/28 49,252
100,000 Kreditanstalt fuer Wiederaufbau 3 .500 05/15/29 97,807
25,000 Kreditanstalt fuer Wiederaufbau 1 .750 09/14/29 23,127
135,000 Kreditanstalt fuer Wiederaufbau 4 .625 03/18/30 136,115
200,000 Kreditanstalt fuer Wiederaufbau 3 .750 07/15/30 195,424
100,000 Kreditanstalt fuer Wiederaufbau 4 .750 10/29/30 101,387
16,000 (a) Kreditanstalt fuer Wiederaufbau 4 .125 07/22/31 15,768
160,000 Kreditanstalt fuer Wiederaufbau 4 .125 07/15/33 155,657
100,000 (a) Kreditanstalt fuer Wiederaufbau 4 .375 08/15/33 98,719
195,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 192,101
110,000 Landwirtschaftliche Rentenbank 3 .875 09/28/27 109,536
121,000 Landwirtschaftliche Rentenbank 4 .625 04/17/29 121,852
200,000 Landwirtschaftliche Rentenbank 4 .125 06/03/31 197,216
100,000 Landwirtschaftliche Rentenbank 5 .000 10/24/33 102,293
60,000 Oesterreichische Kontrollbank AG 4 .750 05/21/27 60,272
45,000 Oesterreichische Kontrollbank AG 4 .000 05/28/28 44,734
90,000 (a) Oesterreichische Kontrollbank AG 4 .125 01/18/29 89,518
70,000 Oesterreichische Kontrollbank AG 3 .750 09/05/29 68,731
100,000 Oesterreichische Kontrollbank AG 4 .500 01/24/30 100,358
200,000 Svensk Exportkredit AB 3 .625 03/12/29 196,265
100,000 Svensk Exportkredit AB 3 .750 07/29/30 97,593
TOTAL GOVERNMENT AGENCY 5,268,503
MUNICIPAL BONDS - 0.7%
260,000 Province of Alberta Canada 3 .300 03/15/28 255,759
50,000 Province of Alberta Canada 4 .500 06/26/29 50,103
40,000 Province of Alberta Canada 1 .300 07/22/30 35,439
50,000 Province of Alberta Canada 4 .500 01/24/34 49,133
50,000 Province of Alberta Canada 4 .300 11/02/35 47,758
100,000 Province of British Columbia Canada 4 .700 01/24/28 100,481
100,000 Province of British Columbia Canada 3 .900 08/27/30 97,822
17,000 Province of British Columbia Canada 1 .300 01/29/31 14,775
50,000 Province of British Columbia Canada 4 .050 04/23/31 48,928
85,000 Province of British Columbia Canada 4 .200 07/06/33 82,095
323,000 Province of British Columbia Canada 4 .750 06/12/34 320,776
110,000 Province of British Columbia Canada 4 .800 06/11/35 109,040
100,000 Province of Manitoba Canada 4 .300 07/27/33 97,036
70,000 Province of New Brunswick Canada 3 .625 02/24/28 69,183
260,000 Province of Ontario Canada 3 .100 05/19/27 257,626
23,000 Province of Ontario Canada 1 .050 05/21/27 22,426
150,000 Province of Ontario Canada 4 .200 01/18/29 149,275
100,000 Province of Ontario Canada 3 .700 09/17/29 97,879
100,000 Province of Ontario Canada 4 .700 01/15/30 100,761
40,000 (a) Province of Ontario Canada 4 .050 04/16/31 39,204
150,000 Province of Ontario Canada 1 .800 10/14/31 130,819
100,000 Province of Ontario Canada 2 .125 01/21/32 87,973
200,000 Province of Ontario Canada 4 .450 11/20/35 192,893
100,000 Province of Ontario Canada 4 .850 05/29/36 99,090
70,000 Province of Quebec Canada 2 .750 04/12/27 69,281
140,000 Province of Quebec Canada 4 .500 04/03/29 140,272
150,000 Province of Quebec Canada 3 .875 01/14/31 146,021

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 100,000 Province of Quebec Canada 4 .500% 09/08/33 $ 98,299
50,000 Province of Quebec Canada 4 .250 09/05/34 48,026
100,000 Province of Quebec Canada 4 .625 08/28/35 97,733
75,000 Province of Quebec Canada 4 .625 06/03/36 72,910
50,000 Province of Saskatchewan Canada 4 .650 01/28/30 50,251
TOTAL MUNICIPAL BONDS 3,279,067
SOVEREIGN DEBT - 2.3%
100,000 African Development Bank 3 .500 09/18/29 97,446
50,000 African Development Bank 4 .000 03/18/30 49,342
50,000 African Development Bank 4 .125 01/22/36 47,646
250,000 Asian Development Bank 1 .500 01/20/27 247,064
25,000 Asian Development Bank 4 .375 01/14/28 24,972
100,000 Asian Development Bank 4 .375 03/06/29 100,074
100,000 Asian Development Bank 1 .875 03/15/29 93,950
130,000 Asian Development Bank 3 .625 08/28/29 127,276
75,000 Asian Development Bank 1 .500 03/04/31 65,939
110,000 Asian Development Bank 3 .125 04/27/32 102,397
110,000 Asian Development Bank 4 .125 01/12/34 106,620
50,000 Asian Development Bank 4 .250 01/14/36 48,272
210,000 Canada Government International Bond 3 .750 04/26/28 208,163
35,000 Canada Government International Bond 4 .000 03/18/30 34,577
140,000 Chile Government International Bond 3 .240 02/06/28 136,920
25,000 Chile Government International Bond 4 .850 01/22/29 24,950
180,000 Chile Government International Bond 2 .450 01/31/31 161,010
140,000 Chile Government International Bond 4 .950 01/05/36 135,030
270,000 Chile Government International Bond 3 .250 09/21/71 157,950
50,000 Council Of Europe Development Bank 0 .875 09/22/26 49,794
50,000 Council Of Europe Development Bank 3 .625 05/08/28 49,323
50,000 Council Of Europe Development Bank 4 .500 01/15/30 50,183
100,000 European Bank for Reconstruction & Development 4 .375 03/09/28 99,891
70,000 European Bank for Reconstruction & Development 4 .250 03/13/34 68,241
190,000 European Investment Bank 0 .750 10/26/26 188,548
100,000 European Investment Bank 4 .500 10/16/28 100,412
225,000 European Investment Bank 4 .000 02/15/29 223,166
160,000 European Investment Bank 3 .750 05/15/29 157,379
100,000 European Investment Bank 4 .750 06/15/29 101,061
30,000 European Investment Bank 3 .750 11/15/29 29,443
25,000 European Investment Bank 4 .500 03/14/30 25,097
250,000 European Investment Bank 3 .625 07/15/30 243,093
60,000 European Investment Bank 3 .875 10/15/30 58,797
100,000 European Investment Bank 3 .750 03/13/31 97,192
100,000 European Investment Bank 4 .375 10/10/31 99,598
91,000 European Investment Bank 4 .375 08/16/33 89,854
85,000 European Investment Bank 4 .125 02/13/34 82,375
84,000 Hungary Government International Bond 7 .625 03/29/41 96,577
190,000 Indonesia Government International Bond 4 .550 01/11/28 190,275
70,000 Indonesia Government International Bond 4 .850 01/11/33 67,679
200,000 Indonesia Government International Bond 5 .600 01/15/35 199,577
280,000 Indonesia Government International Bond 5 .650 01/11/53 258,224
100,000 Indonesia Government International Bond 3 .350 03/12/71 56,388
130,000 Inter-American Development Bank 1 .500 01/13/27 128,554
90,000 Inter-American Development Bank 4 .375 02/01/27 90,141
120,000 Inter-American Development Bank 4 .000 01/12/28 119,404
50,000 Inter-American Development Bank 4 .500 02/15/30 50,199
50,000 Inter-American Development Bank 3 .750 06/14/30 48,872
127,000 Inter-American Development Bank 4 .375 07/16/35 123,927
140,000 Inter-American Development Bank 3 .875 10/28/41 119,832
630,000 International Bank for Reconstruction & Development 2 .500 11/22/27 614,986
36,000 International Bank for Reconstruction & Development 3 .625 05/05/28 35,542
100,000 International Bank for Reconstruction & Development 4 .625 08/01/28 100,633
128,000 International Bank for Reconstruction & Development 4 .000 07/25/30 126,196
100,000 International Bank for Reconstruction & Development 3 .500 10/28/30 96,536

Portfolio of Investments July 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 120,000 International Bank for Reconstruction & Development 4 .000% 01/10/31 $ 117,923
150,000 International Bank for Reconstruction & Development 1 .250 02/10/31 130,613
100,000 International Bank for Reconstruction & Development 4 .500 04/10/31 100,244
100,000 International Bank for Reconstruction & Development 1 .625 11/03/31 86,781
75,000 International Bank for Reconstruction & Development 4 .625 01/15/32 75,484
112,000 International Bank for Reconstruction & Development 2 .500 03/29/32 100,914
50,000 International Bank for Reconstruction & Development 4 .000 05/06/32 48,731
100,000 (a) International Bank for Reconstruction & Development 4 .750 11/14/33 100,869
45,000 International Bank for Reconstruction & Development 3 .875 08/28/34 42,714
115,000 International Bank for Reconstruction & Development 4 .375 08/27/35 112,209
35,000 International Finance Corp 4 .375 01/15/27 35,048
30,000 International Finance Corp 4 .500 01/21/28 30,065
150,000 International Finance Corp 3 .500 01/22/29 147,095
180,000 Israel Government International Bond 2 .750 07/03/30 164,548
275,000 Israel Government International Bond 4 .500 01/13/31 266,729
41,000 Israel Government International Bond 5 .625 02/19/35 41,195
280,000 Israel Government International Bond 3 .875 07/03/50 193,749
30,000 Korea International Bond 2 .750 01/19/27 29,773
70,000 Korea International Bond 1 .750 10/15/31 61,227
100,000 Nordic Investment Bank 3 .750 05/09/30 97,742
40,000 Panama Government International Bond 3 .160 01/23/30 37,240
200,000 Panama Government International Bond 2 .252 09/29/32 164,700
10,000 Panama Government International Bond 3 .298 01/19/33 8,660
200,000 Panama Government International Bond 5 .227 02/23/34 192,900
80,000 Panama Government International Bond 6 .875 01/31/36 85,000
50,000 Panama Government International Bond 5 .662 02/23/38 48,400
33,000 Panama Government International Bond 4 .500 05/15/47 25,945
90,000 Panama Government International Bond 4 .500 04/16/50 68,310
65,000 Peruvian Government International Bond 3 .000 01/15/34 54,925
85,000 Peruvian Government International Bond 5 .375 02/08/35 83,683
191,000 Peruvian Government International Bond 6 .550 03/14/37 202,613
19,000 Peruvian Government International Bond 3 .300 03/11/41 14,203
96,000 Peruvian Government International Bond 5 .625 11/18/50 89,424
20,000 Peruvian Government International Bond 3 .550 03/10/51 13,260
50,000 Peruvian Government International Bond 6 .200 06/30/55 49,275
165,000 Republic of Italy Government International Bond 2 .875 10/17/29 156,406
200,000 Republic of Poland Government International Bond 4 .875 10/04/33 195,738
250,000 Republic of Poland Government International Bond 5 .125 09/18/34 246,642
130,000 Republic of Poland Government International Bond 5 .375 02/12/35 129,664
50,000 Republic of Poland Government International Bond 5 .375 04/14/36 49,273
15,000 Uruguay Government International Bond 4 .375 01/23/31 14,948
113,000 Uruguay Government International Bond 5 .750 10/28/34 116,274
130,000 Uruguay Government International Bond 5 .442 02/14/37 129,285
200,000 Uruguay Government International Bond 4 .125 11/20/45 165,100
TOTAL SOVEREIGN DEBT 10,632,108
TOTAL GOVERNMENT RELATED
(Cost $19,941,123) 19,179,678
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 25.3%
50,000 Ally Auto Receivables Trust 2026-1 3 .920 10/15/30 49,589
150,000 American Express Credit Account Master Trust 5 .230 09/15/28 150,249
50,000 BA Credit Card Trust 4 .980 11/15/28 50,140
193,803 Bank 2019-BNK19 2 .926 08/15/61 184,183
89,712 BANK 2021-BNK34 1 .935 06/15/63 84,494
99,740 BANK 2021-BNK35 2 .067 06/15/64 93,685
55,000 BANK 2024-BNK48 5 .053 10/15/57 54,131
50,000 (d) BANK 2025-BNK49 5 .623 03/15/58 51,018
75,000 BANK 2026-BNK52 5 .586 05/15/69 76,334
43,281 BANK5 2023-5YR4 6 .500 12/15/56 44,376
50,000 (d) BANK5 2024-5YR12 5 .902 12/15/57 51,210

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 45,000 BANK5 2024-5YR9 5 .614% 08/15/57 $ 45,669
100,000 BANK5 2026-5YR23 6 .053 07/15/31 101,928
47,545 BANK5 Trust 2024-5YR6 6 .225 05/15/57 48,767
357,560 BBCMS Mortgage Trust 2020-C6 2 .690 02/15/53 337,423
100,000 (d) BBCMS Mortgage Trust 2023-C21 6 .000 09/15/56 103,911
100,000 (d) BBCMS Mortgage Trust 2023-C22 6 .804 11/15/56 107,075
100,000 BBCMS Mortgage Trust 2024-C26 5 .829 05/15/57 103,142
50,000 BBCMS Mortgage Trust 2025-5C33 5 .839 03/15/58 51,291
50,000 BBCMS Mortgage Trust 2025-C32 5 .720 02/15/62 51,381
200,000 Benchmark 2021-B24 Mortgage Trust 2 .264 03/15/54 180,366
100,000 Benchmark 2021-B27 Mortgage Trust 2 .703 07/15/54 69,572
100,000 Benchmark 2021-B28 Mortgage Trust 2 .073 08/15/54 91,787
40,000 Benchmark 2024-V10 Mortgage Trust 5 .277 09/15/57 40,227
50,000 (d) Benchmark 2024-V11 Mortgage Trust 5 .909 11/15/57 51,167
35,000 Benchmark 2024-V12 Mortgage Trust 5 .738 12/15/57 35,677
50,000 Benchmark 2026-B42 Mortgage Trust 5 .100 03/15/59 49,029
90,000 (d) BMARK 2023-V4 6 .841 11/15/56 92,793
100,000 (d) BMO 2023-5C1 Mortgage Trust 7 .117 08/15/56 103,112
50,000 (d) BMO 2024-5C7 Mortgage Trust 5 .566 11/15/57 50,638
35,000 (d) BMO 2024-C10 Mortgage Trust 5 .478 11/15/57 35,300
90,000 (d) BMO 2024-C8 Mortgage Trust 5 .598 03/15/57 91,550
25,000 (d) BMO 2025-5C9 Mortgage Trust 5 .779 04/15/58 25,496
100,000 BMO Mortgage Trust 5 .180 10/15/58 100,162
50,000 Capital One Multi-Asset Execution Trust 3 .920 09/15/29 49,807
50,000 Capital One Multi-Asset Execution Trust 5 .110 07/15/38 49,781
26,302 Capital One Prime Auto Receivables Trust 2024-1 4 .620 07/16/29 26,364
50,000 CarMax Auto Owner Trust 2024-4 4 .640 04/15/30 50,027
75,000 Carmax Auto Owner Trust 2026-3 4 .670 10/15/32 74,984
11,419 (b) Carvana Auto Receivables Trust 2022-N1 4 .130 12/11/28 11,332
50,000 Carvana Auto Receivables Trust 2024-P3 4 .310 09/10/30 49,728
100,000 Chase Issuance Trust 4 .160 07/15/30 99,486
48,473 CNH Equipment Trust 2023-B 5 .600 02/15/29 48,849
50,000 CNH Equipment Trust 2024-C 4 .120 03/15/32 49,541
100,000 Drive Auto Receivables Trust 2025-2 4 .140 09/15/32 99,905
15,790 Exeter Automobile Receivables Trust 2024-4 5 .290 08/15/30 15,807
100,000 Exeter Automobile Receivables Trust 2026-3 4 .920 10/15/32 99,720
111,873 Fannie Mae Pool FN MA2941 3 .500 03/01/32 109,123
36,595 Fannie Mae Pool FN MA3392 3 .500 06/01/33 35,531
77,311 Fannie Mae Pool FN MA3490 4 .000 10/01/33 75,935
31,755 Fannie Mae Pool FN MA3828 3 .000 11/01/34 30,173
65,282 Fannie Mae Pool FN MA3865 3 .000 12/01/34 61,975
544,243 Fannie Mae Pool FN MA3956 3 .000 03/01/35 515,790
74,816 Fannie Mae Pool FN MA3957 3 .500 03/01/35 72,040
376,797 Fannie Mae Pool FN MA4074 2 .000 07/01/35 341,805
757,774 Fannie Mae Pool FN MA4075 2 .500 07/01/35 703,340
588,156 Fannie Mae Pool FN MA4123 2 .000 09/01/35 533,527
332,790 Fannie Mae Pool FN MA4180 2 .500 11/01/35 308,503
262,455 Fannie Mae Pool FN MA4228 1 .500 01/01/36 232,958
351,977 Fannie Mae Pool FN MA4278 1 .500 03/01/36 311,380
375,036 Fannie Mae Pool FN MA4298 2 .500 03/01/36 347,654
104,605 Fannie Mae Pool FN MA4302 1 .500 04/01/36 92,477
43,043 Fannie Mae Pool FN MA4316 2 .500 04/01/36 39,834
112,015 Fannie Mae Pool FN MA4330 2 .500 05/01/36 103,662
216,962 Fannie Mae Pool FN MA4359 1 .500 06/01/36 191,694
45,699 Fannie Mae Pool FN MA4361 2 .500 06/01/36 42,291
422,456 Fannie Mae Pool FN MA4383 2 .000 07/01/36 382,131
110,539 Fannie Mae Pool FN MA4402 1 .500 08/01/36 97,686
200,177 Fannie Mae Pool FN MA4516 2 .000 01/01/37 181,098
167,708 Fannie Mae Pool FN MA4535 1 .500 02/01/37 148,062
791,585 Fannie Mae Pool FN MA4536 2 .000 02/01/37 716,468
245,172 Fannie Mae Pool FN MA4566 1 .500 03/01/37 216,449
156,669 Fannie Mae Pool FN MA4602 2 .000 05/01/37 141,702

Portfolio of Investments July 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 69,737 Fannie Mae Pool FN MA4604 3 .000% 05/01/37 $ 65,187
210,857 Fannie Mae Pool FN MA4629 3 .000 06/01/37 197,098
59,289 Fannie Mae Pool FN MA5042 4 .500 06/01/38 58,130
81,395 Fannie Mae Pool FN MA3890 3 .000 01/01/40 74,768
633,367 Fannie Mae Pool FN MA5772 5 .500 07/01/40 640,437
564,641 Fannie Mae Pool FN MA4268 2 .000 02/01/41 485,840
95,986 Fannie Mae Pool FN MA4310 1 .500 04/01/41 79,812
430,119 Fannie Mae Pool FN MA4334 2 .500 05/01/41 380,728
65,653 Fannie Mae Pool FN MA4364 2 .000 06/01/41 56,335
59,851 Fannie Mae Pool FN MA4366 2 .500 06/01/41 52,921
188,226 Fannie Mae Pool FN MA4387 2 .000 07/01/41 161,225
243,568 Fannie Mae Pool FN MA4423 2 .500 09/01/41 214,876
216,881 Fannie Mae Pool FN MA5982 5 .000 02/01/46 211,566
625,291 Fannie Mae Pool FN MA3143 3 .000 09/01/47 543,533
358,708 Fannie Mae Pool FN MA3120 3 .500 09/01/47 325,061
39,695 Fannie Mae Pool FN MA3182 3 .500 11/01/47 35,723
125,052 Fannie Mae Pool FN MA3358 4 .500 05/01/48 119,688
1,822,043 Fannie Mae Pool FN FM5665 3 .500 08/01/48 1,652,306
74,121 Fannie Mae Pool FN MA3536 4 .000 12/01/48 68,696
126,293 Fannie Mae Pool FN MA3574 3 .500 01/01/49 113,482
1,206,844 Fannie Mae Pool FN FM5488 4 .000 05/01/49 1,121,027
433,765 Fannie Mae Pool FN MA3692 3 .500 07/01/49 388,051
764,970 Fannie Mae Pool FN MA3774 3 .000 09/01/49 662,555
517,068 Fannie Mae Pool FN MA3905 3 .000 01/01/50 447,193
233,172 Fannie Mae Pool FN MA3991 3 .000 04/01/50 200,430
310,913 Fannie Mae Pool FN MA4019 2 .500 05/01/50 257,192
556,423 Fannie Mae Pool FN MA4077 2 .000 07/01/50 439,036
200,559 Fannie Mae Pool FN MA4078 2 .500 07/01/50 165,697
292,818 Fannie Mae Pool FN MA4079 3 .000 07/01/50 252,600
1,244,810 Fannie Mae Pool FN MA4097 3 .000 08/01/50 1,073,655
297,769 Fannie Mae Pool FN MA4120 2 .500 09/01/50 245,756
105,391 Fannie Mae Pool FN MA4121 3 .000 09/01/50 90,849
632,044 Fannie Mae Pool FN MA4158 2 .000 10/01/50 498,890
245,817 Fannie Mae Pool FN MA4159 2 .500 10/01/50 203,104
1,691,298 Fannie Mae Pool FN MA4182 2 .000 11/01/50 1,334,463
208,402 Fannie Mae Pool FN MA4183 2 .500 11/01/50 171,936
1,544,767 Fannie Mae Pool FN MA4208 2 .000 12/01/50 1,216,515
704,332 Fannie Mae Pool FN MA4254 1 .500 02/01/51 525,032
752,085 Fannie Mae Pool FN MA4255 2 .000 02/01/51 591,831
288,429 Fannie Mae Pool FN MA4304 1 .500 04/01/51 215,079
1,919,733 Fannie Mae Pool FN MA4305 2 .000 04/01/51 1,510,388
444,149 Fannie Mae Pool FN MA4306 2 .500 04/01/51 365,983
67,184 Fannie Mae Pool FN MA4337 4 .000 04/01/51 61,892
1,716,414 Fannie Mae Pool FN MA4325 2 .000 05/01/51 1,350,935
235,151 Fannie Mae Pool FN MA4327 3 .000 05/01/51 202,297
1,486,667 Fannie Mae Pool FN MA4355 2 .000 06/01/51 1,167,779
209,396 Fannie Mae Pool FN MA4356 2 .500 06/01/51 172,207
474,604 Fannie Mae Pool FN MA4357 3 .000 06/01/51 406,781
152,107 Fannie Mae Pool FN MA4377 1 .500 07/01/51 113,495
214,195 Fannie Mae Pool FN MA4378 2 .000 07/01/51 168,247
386,206 Fannie Mae Pool FN MA4397 1 .500 08/01/51 288,107
1,112,863 Fannie Mae Pool FN MA4398 2 .000 08/01/51 873,765
1,343,119 Fannie Mae Pool FN MA4437 2 .000 10/01/51 1,053,355
651,207 Fannie Mae Pool FN MA4438 2 .500 10/01/51 534,652
255,150 Fannie Mae Pool FN MA4439 3 .000 10/01/51 218,956
1,756,808 Fannie Mae Pool FN MA4465 2 .000 11/01/51 1,376,592
209,253 Fannie Mae Pool FN MA4466 2 .500 11/01/51 171,888
1,582,855 Fannie Mae Pool FN MA4492 2 .000 12/01/51 1,243,427
6,032,552 Fannie Mae Pool FN MA4493 2 .500 12/01/51 4,962,611
1,218,111 Fannie Mae Pool FN MA4511 2 .000 01/01/52 956,692
683,867 Fannie Mae Pool FN MA4512 2 .500 01/01/52 562,566
356,608 Fannie Mae Pool FN MA4513 3 .000 01/01/52 305,267

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 221,216 Fannie Mae Pool FN MA4547 2 .000% 02/01/52 $ 173,054
1,101,423 Fannie Mae Pool FN MA4549 3 .000 02/01/52 943,813
2,483,391 Fannie Mae Pool FN MA4563 2 .500 03/01/52 2,040,138
268,508 Fannie Mae Pool FN MA4564 3 .000 03/01/52 230,410
638,694 Fannie Mae Pool FN MA4565 3 .500 03/01/52 568,961
316,586 Fannie Mae Pool FN MA4577 2 .000 04/01/52 248,439
1,060,378 Fannie Mae Pool FN MA4578 2 .500 04/01/52 871,276
368,488 Fannie Mae Pool FN MA4579 3 .000 04/01/52 315,861
401,680 Fannie Mae Pool FN MA4600 3 .500 05/01/52 356,593
487,942 Fannie Mae Pool FN MA4644 4 .000 05/01/52 447,066
488,631 Fannie Mae Pool FN MA4623 2 .500 06/01/52 401,498
225,897 Fannie Mae Pool FN MA4625 3 .500 06/01/52 200,541
692,141 Fannie Mae Pool FN MA4684 4 .500 06/01/52 655,071
278,450 Fannie Mae Pool FN MA4686 5 .000 06/01/52 270,867
467,813 Fannie Mae Pool FN MA4653 3 .000 07/01/52 400,417
180,165 Fannie Mae Pool FN MA4654 3 .500 07/01/52 160,115
261,120 Fannie Mae Pool FN MA4655 4 .000 07/01/52 238,775
581,622 Fannie Mae Pool FN MA4656 4 .500 07/01/52 550,594
269,403 Fannie Mae Pool FN MA4709 5 .000 07/01/52 262,344
447,247 Fannie Mae Pool FN MA4699 3 .500 08/01/52 397,045
527,604 Fannie Mae Pool FN MA4700 4 .000 08/01/52 483,523
437,739 Fannie Mae Pool FN MA4701 4 .500 08/01/52 414,611
729,678 Fannie Mae Pool FN MA4737 5 .000 08/01/52 709,807
706,964 Fannie Mae Pool FN MA4738 5 .500 08/01/52 705,198
267,119 Fannie Mae Pool FN MA4731 3 .500 09/01/52 237,136
304,827 Fannie Mae Pool FN MA4732 4 .000 09/01/52 279,198
485,024 Fannie Mae Pool FN MA4781 3 .000 10/01/52 414,836
398,522 Fannie Mae Pool FN MA4782 3 .500 10/01/52 353,790
486,874 Fannie Mae Pool FN MA4783 4 .000 10/01/52 445,639
198,385 Fannie Mae Pool FN MA4804 4 .000 11/01/52 181,434
455,647 Fannie Mae Pool FN MA4805 4 .500 11/01/52 430,383
271,831 Fannie Mae Pool FN MA4807 5 .500 11/01/52 271,843
411,216 Fannie Mae Pool FN MA4847 6 .000 11/01/52 418,920
138,110 Fannie Mae Pool FN MA4852 6 .500 11/01/52 142,744
337,620 Fannie Mae Pool FN MA4842 5 .500 12/01/52 337,437
543,411 Fannie Mae Pool FN MA4894 6 .000 01/01/53 551,129
318,534 Fannie Mae Pool FN MA4895 6 .500 01/01/53 328,482
362,217 Fannie Mae Pool FN MA5027 4 .000 05/01/53 331,348
237,685 Fannie Mae Pool FN MA5008 4 .500 05/01/53 224,605
308,946 Fannie Mae Pool FN MA5009 5 .000 05/01/53 300,747
128,971 Fannie Mae Pool FN MA5012 6 .500 05/01/53 133,211
257,305 Fannie Mae Pool FN MA5038 5 .000 06/01/53 249,816
157,394 Fannie Mae Pool FN MA5071 5 .000 07/01/53 152,914
654,363 Fannie Mae Pool FN MA5106 5 .000 08/01/53 635,269
536,198 Fannie Mae Pool FN MA5108 6 .000 08/01/53 544,817
940,711 Fannie Mae Pool FN MA5165 5 .500 10/01/53 934,045
54,353 Fannie Mae Pool FN MA5166 6 .000 10/01/53 55,255
196,445 Fannie Mae Pool FN MA5190 5 .500 11/01/53 195,498
85,944 Fannie Mae Pool FN MA5192 6 .500 11/01/53 88,622
31,131 Fannie Mae Pool FN MA5193 7 .000 11/01/53 32,583
467,102 Fannie Mae Pool FN MA5216 6 .000 12/01/53 474,128
70,331 Fannie Mae Pool FN MA5217 6 .500 12/01/53 72,533
81,145 Fannie Mae Pool FN MA5218 7 .000 12/01/53 84,930
297,495 Fannie Mae Pool FN MA5263 4 .000 01/01/54 271,767
105,751 Fannie Mae Pool FN MA5247 6 .000 01/01/54 107,184
145,664 Fannie Mae Pool FN MA5271 5 .500 02/01/54 144,514
67,356 Fannie Mae Pool FN MA5273 6 .500 02/01/54 69,454
80,542 Fannie Mae Pool FN MA5295 6 .000 03/01/54 81,495
30,262 Fannie Mae Pool FN MA5298 7 .000 03/01/54 31,674
461,389 Fannie Mae Pool FN MA5326 4 .500 04/01/54 433,675
101,469 Fannie Mae Pool FN MA5329 6 .500 04/01/54 104,701
102,265 Fannie Mae Pool FN MA5342 7 .000 04/01/54 107,089

Portfolio of Investments July 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 289,391 Fannie Mae Pool FN MA5353 5 .500% 05/01/54 $ 287,044
464,113 Fannie Mae Pool FN MA5388 5 .500 06/01/54 461,004
60,114 Fannie Mae Pool FN MA5389 6 .000 06/01/54 60,892
176,519 Fannie Mae Pool FN MA5390 6 .500 06/01/54 182,027
574,336 Fannie Mae Pool FN MA5419 5 .000 07/01/54 555,296
213,316 Fannie Mae Pool FN MA5421 6 .000 07/01/54 215,841
362,034 Fannie Mae Pool FN MA5444 5 .500 08/01/54 358,585
272,175 Fannie Mae Pool FN MA5445 6 .000 08/01/54 275,396
223,436 Fannie Mae Pool FN MA5446 6 .500 08/01/54 230,399
806,187 Fannie Mae Pool FN MA5470 5 .500 09/01/54 799,826
800,727 Fannie Mae Pool FN MA5471 6 .000 09/01/54 809,991
67,631 Fannie Mae Pool FN MA5472 6 .500 09/01/54 69,724
92,525 Fannie Mae Pool FN MA5496 5 .000 10/01/54 89,450
100,305 Fannie Mae Pool FN MA5499 6 .500 10/01/54 103,432
192,675 Fannie Mae Pool FN MA5529 4 .500 11/01/54 181,517
540,942 Fannie Mae Pool FN MA5530 5 .000 11/01/54 523,719
564,976 Fannie Mae Pool FN MA5552 5 .000 12/01/54 546,383
891,875 Fannie Mae Pool FN MA5553 5 .500 12/01/54 884,227
182,261 Fannie Mae Pool FN MA5675 6 .500 04/01/55 187,969
727,513 Fannie Mae Pool FN MA5700 5 .500 05/01/55 720,582
298,333 Fannie Mae Pool FN MA5701 6 .000 05/01/55 301,880
618,389 Fannie Mae Pool FN MA5761 6 .000 07/01/55 625,742
132,176 Fannie Mae Pool FN MA5762 6 .500 07/01/55 136,308
503,342 Fannie Mae Pool FN MA5792 5 .500 08/01/55 498,546
445,636 Fannie Mae Pool FN MA5793 6 .000 08/01/55 450,935
125,145 Fannie Mae Pool FN MA5795 7 .000 08/01/55 130,994
187,615 Fannie Mae Pool FN MA5821 5 .000 09/01/55 181,147
339,321 Fannie Mae Pool FN MA5822 5 .500 09/01/55 336,088
1,262,483 Fannie Mae Pool FN MA5823 6 .000 09/01/55 1,277,496
167,536 Fannie Mae Pool FN MA5824 6 .500 09/01/55 172,720
64,485 Fannie Mae Pool FN MA5825 7 .000 09/01/55 67,560
770,809 Fannie Mae Pool FN MA5853 5 .500 10/01/55 763,465
275,638 Fannie Mae Pool FN MA5855 6 .500 10/01/55 284,165
428,678 Fannie Mae Pool FN MA5878 5 .000 11/01/55 413,897
150,975 Fannie Mae Pool FN MA5943 4 .500 01/01/56 141,906
280,288 Fannie Mae Pool FN MA5945 5 .500 01/01/56 277,618
970,918 Fannie Mae Pool FN MA5971 5 .000 02/01/56 937,355
399,611 Fannie Mae Pool FN MA5972 5 .500 02/01/56 395,803
488,960 Fannie Mae Pool FN MA6029 5 .000 04/01/56 472,057
994,104 Fannie Mae Pool FN MA6119 5 .500 07/01/56 984,633
400,000 Fannie Mae Pool FN MA6145 5 .500 08/01/56 396,189
163,022 (d) Fannie Mae-Aces 3 .031 03/25/28 159,795
221,540 (d) Fannie Mae-Aces 3 .354 07/25/28 217,408
20,741 Ford Credit Auto Lease Trust 2024-B 4 .990 12/15/27 20,776
50,000 Ford Credit Auto Lease Trust 2025-B 4 .230 12/15/28 49,964
50,000 Ford Credit Auto Owner Trust 2024-A 5 .010 09/15/29 50,340
2,930 Freddie Mac Multifamily Structured Pass Through Certificates 0 .861 06/25/27 2,882
62,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .760 03/25/28 59,538
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .770 05/25/28 95,416
99,800 Freddie Mac Multifamily Structured Pass Through Certificates 4 .819 06/25/28 100,122
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .650 08/25/28 100,027
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .800 09/25/28 100,312
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .355 01/25/29 101,454
35,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .400 01/25/29 35,572
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .180 03/25/29 101,133
167,064 Freddie Mac Multifamily Structured Pass Through Certificates 2 .701 04/25/29 163,436
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .618 07/25/29 49,923
78,582 Freddie Mac Multifamily Structured Pass Through Certificates 1 .101 08/25/30 73,005
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .400 10/25/30 98,929
83,412 Freddie Mac Multifamily Structured Pass Through Certificates 1 .353 11/25/30 78,116
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .203 02/25/31 50,969
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .647 05/25/31 86,875

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .180% 05/25/31 $ 97,714
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .963 05/25/31 101,007
200,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .456 08/25/31 197,647
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .550 01/25/32 99,060
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .800 01/25/32 100,235
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .200 04/25/33 96,312
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .500 08/25/33 97,880
95,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .150 12/25/33 96,539
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .489 09/25/34 48,751
90,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .760 10/25/34 89,135
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .660 12/25/34 98,278
93,963 Freddie Mac Multifamily Structured Pass Through Certificates 2 .007 07/25/35 80,041
200,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .600 09/25/35 194,940
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .600 07/25/63 97,105
309,044 Freddie Mac Pool FR RB5149 2 .500 03/01/42 271,856
574,253 Freddie Mac Pool FR SD3574 3 .000 11/01/48 504,399
76,230 Freddie Mac Pool FR SD8071 4 .500 06/01/50 72,433
202,208 Freddie Mac Pool FR SD8161 2 .500 08/01/51 166,362
892,706 Freddie Mac Pool FR SD8178 2 .500 11/01/51 733,568
207,820 Freddie Mac Pool FR SD8195 3 .000 02/01/52 178,082
313,814 Freddie Mac Pool FR SD5345 2 .500 04/01/52 257,313
194,526 Freddie Mac Pool FR SD8428 4 .000 05/01/54 177,697
342,896 Ginnie Mae II Pool G2 MA3663 3 .500 05/20/46 306,787
43,024 Ginnie Mae II Pool G2 MA5264 4 .000 06/20/48 39,733
49,882 Ginnie Mae II Pool G2 MA5398 4 .000 08/20/48 46,216
309,369 Ginnie Mae II Pool G2 MA6038 3 .000 07/20/49 269,511
145,446 Ginnie Mae II Pool G2 MA6283 3 .000 11/20/49 126,570
175,339 Ginnie Mae II Pool G2 MA6284 3 .500 11/20/49 157,041
568,744 Ginnie Mae II Pool G2 MA6338 3 .000 12/20/49 494,604
162,979 Ginnie Mae II Pool G2 MA6340 4 .000 12/20/49 150,384
174,250 Ginnie Mae II Pool G2 MA6410 3 .500 01/20/50 156,072
108,058 Ginnie Mae II Pool G2 MA6542 3 .500 03/20/50 96,553
55,905 Ginnie Mae II Pool G2 MA6600 3 .500 04/20/50 50,124
57,743 Ginnie Mae II Pool G2 MA6820 3 .000 08/20/50 50,265
576,816 Ginnie Mae II Pool G2 MA6864 2 .000 09/20/50 462,797
510,045 Ginnie Mae II Pool G2 MA6865 2 .500 09/20/50 426,142
61,329 Ginnie Mae II Pool G2 MA6931 2 .500 10/20/50 51,240
204,978 Ginnie Mae II Pool G2 MA6995 2 .500 11/20/50 171,258
366,391 Ginnie Mae II Pool G2 MA7051 2 .000 12/20/50 293,964
173,602 Ginnie Mae II Pool G2 MA7054 3 .500 12/20/50 154,673
340,272 Ginnie Mae II Pool G2 MA7136 2 .500 01/20/51 284,293
385,005 Ginnie Mae II Pool G2 MA7312 2 .500 04/20/51 321,666
426,776 Ginnie Mae II Pool G2 MA7367 2 .500 05/20/51 356,563
276,627 Ginnie Mae II Pool G2 MA7419 3 .000 06/20/51 240,320
615,789 Ginnie Mae II Pool G2 MA7472 2 .500 07/20/51 514,475
1,091,347 Ginnie Mae II Pool G2 MA7533 2 .000 08/20/51 875,681
188,533 Ginnie Mae II Pool G2 MA7534 2 .500 08/20/51 157,514
201,967 Ginnie Mae II Pool G2 MA7589 2 .500 09/20/51 168,737
221,715 Ginnie Mae II Pool G2 MA7648 2 .000 10/20/51 177,899
182,916 Ginnie Mae II Pool G2 MA7650 3 .000 10/20/51 158,906
621,433 Ginnie Mae II Pool G2 MA7704 2 .000 11/20/51 498,622
198,754 Ginnie Mae II Pool G2 MA7705 2 .500 11/20/51 166,052
306,590 Ginnie Mae II Pool G2 MA7767 2 .500 12/20/51 256,143
209,201 Ginnie Mae II Pool G2 MA7768 3 .000 12/20/51 181,740
429,462 Ginnie Mae II Pool G2 MA7826 2 .000 01/20/52 344,545
137,063 Ginnie Mae II Pool G2 MA7827 2 .500 01/20/52 114,510
1,122,458 Ginnie Mae II Pool G2 MA7882 3 .000 02/20/52 975,114
165,665 Ginnie Mae II Pool G2 MA7883 3 .500 02/20/52 147,676
1,214,810 Ginnie Mae II Pool G2 MA7935 2 .000 03/20/52 974,603
175,108 Ginnie Mae II Pool G2 MA7936 2 .500 03/20/52 146,294
337,295 Ginnie Mae II Pool G2 MA7937 3 .000 03/20/52 293,017
626,499 Ginnie Mae II Pool G2 MA7938 3 .500 03/20/52 562,830

Portfolio of Investments July 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 155,098 Ginnie Mae II Pool G2 MA7939 4 .000% 03/20/52 $ 142,384
451,123 Ginnie Mae II Pool G2 MA8042 2 .500 05/20/52 376,891
165,204 Ginnie Mae II Pool G2 MA8044 3 .500 05/20/52 147,892
343,960 Ginnie Mae II Pool G2 MA8046 4 .500 05/20/52 325,490
598,876 Ginnie Mae II Pool G2 MA8100 4 .000 06/20/52 552,227
173,463 Ginnie Mae II Pool G2 MA8101 4 .500 06/20/52 164,627
328,783 Ginnie Mae II Pool G2 MA8102 5 .000 06/20/52 321,137
350,205 Ginnie Mae II Pool G2 MA8151 4 .500 07/20/52 331,513
144,649 Ginnie Mae II Pool G2 MA8200 4 .000 08/20/52 132,286
140,203 Ginnie Mae II Pool G2 MA8201 4 .500 08/20/52 132,591
135,372 Ginnie Mae II Pool G2 MA8202 5 .000 08/20/52 132,296
146,771 Ginnie Mae II Pool G2 MA8266 3 .500 09/20/52 130,093
161,509 Ginnie Mae II Pool G2 MA8267 4 .000 09/20/52 148,301
118,913 Ginnie Mae II Pool G2 MA8349 5 .500 10/20/52 119,271
308,435 Ginnie Mae II Pool G2 MA8428 5 .000 11/20/52 301,073
86,279 Ginnie Mae II Pool G2 MA8430 6 .000 11/20/52 88,404
212,425 Ginnie Mae II Pool G2 MA8487 3 .500 12/20/52 188,599
287,424 Ginnie Mae II Pool G2 MA8491 5 .500 12/20/52 288,033
83,696 Ginnie Mae II Pool G2 MA8492 6 .000 12/20/52 85,757
211,856 Ginnie Mae II Pool G2 MA8571 6 .000 01/20/53 216,317
88,755 Ginnie Mae II Pool G2 MA8572 6 .500 01/20/53 92,275
218,755 Ginnie Mae II Pool G2 MA8801 5 .500 04/20/53 219,350
156,712 Ginnie Mae II Pool G2 MA8876 4 .000 05/20/53 143,733
62,219 Ginnie Mae II Pool G2 MA8881 6 .500 05/20/53 64,564
179,446 Ginnie Mae II Pool G2 MA8946 4 .500 06/20/53 169,349
80,926 Ginnie Mae II Pool G2 MA9015 4 .500 07/20/53 76,422
194,206 Ginnie Mae II Pool G2 MA9106 5 .500 08/20/53 194,198
215,270 Ginnie Mae II Pool G2 MA9170 5 .000 09/20/53 209,657
126,532 Ginnie Mae II Pool G2 MA9171 5 .500 09/20/53 126,372
47,985 Ginnie Mae II Pool G2 MA9172 6 .000 09/20/53 49,108
24,283 Ginnie Mae II Pool G2 MA9244 7 .000 10/20/53 25,295
184,744 Ginnie Mae II Pool G2 MA9303 4 .500 11/20/53 173,665
257,410 Ginnie Mae II Pool G2 MA9361 5 .000 12/20/53 249,779
68,648 Ginnie Mae II Pool G2 MA9365 7 .000 12/20/53 71,485
257,838 Ginnie Mae II Pool G2 MA9422 5 .000 01/20/54 251,288
128,100 Ginnie Mae II Pool G2 MA9424 6 .000 01/20/54 131,200
46,772 Ginnie Mae II Pool G2 MA9425 6 .500 01/20/54 48,444
98,232 Ginnie Mae II Pool G2 MA9490 6 .500 02/20/54 101,824
69,536 Ginnie Mae II Pool G2 MA9671 7 .000 05/20/54 72,287
192,857 Ginnie Mae II Pool G2 MA9722 4 .000 06/20/54 175,392
69,316 Ginnie Mae II Pool G2 MA9725 5 .500 06/20/54 69,103
128,408 Ginnie Mae II Pool G2 MA9726 6 .000 06/20/54 130,700
169,631 Ginnie Mae II Pool G2 MA9779 5 .500 07/20/54 169,367
121,818 Ginnie Mae II Pool G2 MA9780 6 .000 07/20/54 123,956
280,858 Ginnie Mae II Pool G2 MA9849 4 .500 08/20/54 263,530
148,450 Ginnie Mae II Pool G2 MA9852 6 .000 08/20/54 151,118
166,076 Ginnie Mae II Pool G2 MA9905 5 .000 09/20/54 161,273
863,085 Ginnie Mae II Pool G2 MA9906 5 .500 09/20/54 859,915
99,611 Ginnie Mae II Pool G2 MA9907 6 .000 09/20/54 101,402
153,351 Ginnie Mae II Pool G2 MA9962 4 .000 10/20/54 139,241
343,576 Ginnie Mae II Pool G2 MA9964 5 .000 10/20/54 332,940
151,372 Ginnie Mae II Pool G2 MA9967 6 .500 10/20/54 156,614
227,010 Ginnie Mae II Pool G2 MB0307 5 .000 04/20/55 220,204
233,851 Ginnie Mae II Pool G2 MB0484 5 .000 07/20/55 226,693
565,539 Ginnie Mae II Pool G2 MB0485 5 .500 07/20/55 562,305
188,456 Ginnie Mae II Pool G2 MB0486 6 .000 07/20/55 191,697
210,810 Ginnie Mae II Pool G2 MB0619 3 .500 09/20/55 184,629
249,698 Ginnie Mae II Pool G2 MB0621 4 .500 09/20/55 234,175
95,677 Ginnie Mae II Pool G2 MB0622 5 .000 09/20/55 92,674
396,671 Ginnie Mae II Pool G2 MB0623 5 .500 09/20/55 394,403
74,253 Ginnie Mae II Pool G2 MB0624 6 .000 09/20/55 75,530
199,679 Ginnie Mae II Pool G2 MB0687 6 .000 10/20/55 203,113

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 67,832 Ginnie Mae II Pool G2 MB0688 6 .500% 10/20/55 $ 70,042
192,411 Ginnie Mae II Pool G2 MB0746 5 .500 11/20/55 191,310
152,296 Ginnie Mae II Pool G2 MB0812 4 .500 12/20/55 142,828
294,127 Ginnie Mae II Pool G2 MB0813 5 .000 12/20/55 284,796
194,855 Ginnie Mae II Pool G2 MB0814 5 .500 12/20/55 193,740
983,246 Ginnie Mae II Pool G2 MB0871 5 .000 01/20/56 951,992
385,846 Ginnie Mae II Pool G2 788393 5 .000 01/20/56 375,646
997,746 Ginnie Mae II Pool G2 MB1217 5 .500 06/20/56 992,039
100,000 GM Financial Automobile Leasing Trust 2026-2 4 .300 03/20/29 99,762
25,966 GM Financial Consumer Automobile Receivables Trust 2024-2 5 .100 03/16/29 26,064
200,000 GS Mortgage Securities Trust 2019-GC38 3 .968 02/10/52 195,208
35,097 Harley-Davidson Motorcycle Trust 2024-B 4 .310 07/16/29 35,105
40,000 Honda Auto Receivables 2024-2 Owner Trust 5 .210 07/18/30 40,374
35,979 Honda Auto Receivables 2024-3 Owner Trust 4 .570 03/21/29 36,059
75,000 Honda Auto Receivables 2026-1 Owner Trust 3 .780 09/23/30 74,023
40,596 Hyundai Auto Receivables Trust 2023-C 5 .540 10/16/28 40,820
75,000 Hyundai Auto Receivables Trust 2026-A 3 .790 02/18/31 73,971
50,000 John Deere Owner Trust 2026 3 .870 08/15/30 49,286
65,000 John Deere Owner Trust 2026-B 4 .610 05/16/33 64,853
25,000 Mercedes-Benz Auto Receivables Trust 2024-1 4 .790 07/15/31 25,116
100,000 Mercedes-Benz Auto Receivables Trust 2026-1 4 .470 10/15/32 99,550
50,000 Morgan Stanley BAML Trust 5 .107 11/15/58 49,992
3,757 Morgan Stanley Capital I Trust 2021-L5 1 .518 05/15/54 3,748
50,000 Nissan Auto Lease Trust 2025-A 4 .750 03/15/28 50,178
100,000 Nissan Auto Lease Trust 2026-B 4 .780 06/17/30 100,139
50,000 Santander Drive Auto Receivables Trust 2026-1 4 .260 04/15/32 49,086
100,000 SCE Recovery Funding LLC 5 .388 12/15/43 100,438
100,000 SCE Recovery Funding LLC 6 .036 12/15/52 100,271
100,000 SCE Recovery Funding LLC 6 .093 06/15/59 101,300
35,000 Toyota Auto Receivables 2024-D Owner Trust 4 .430 04/15/30 34,981
100,000 Toyota Auto Receivables 2026-C Owner Trust 4 .610 01/15/32 99,895
200,000 (d) UBS Commercial Mortgage Trust 2018-C8 4 .215 02/15/51 194,347
100,000 Verizon Master Trust 4 .710 06/21/32 99,711
50,000 Wells Fargo Commercial Mortgag 5 .203 12/15/58 50,116
236,808 Wells Fargo Commercial Mortgage Trust 2019-C49 3 .760 03/15/52 230,457
50,000 Wells Fargo Commercial Mortgage Trust 2024-5C2 5 .439 11/15/57 50,482
50,000 WF Card Issuance Trust 4 .290 10/15/29 50,000
41,791 World Omni Auto Receivables Trust 2024-C 4 .430 12/17/29 41,847
TOTAL SECURITIZED
(Cost $127,156,759) 116,970,849
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 44.9%
1,188,000 United States Treasury Note/Bond 2 .625 05/31/27 1,173,619
226,000 United States Treasury Note/Bond 0 .500 06/30/27 218,744
1,789,000 United States Treasury Note/Bond 3 .250 06/30/27 1,774,908
459,000 United States Treasury Note/Bond 2 .750 07/31/27 452,664
1,691,000 United States Treasury Note/Bond 2 .250 08/15/27 1,658,242
428,000 United States Treasury Note/Bond 3 .500 10/31/27 424,288
888,000 United States Treasury Note/Bond 2 .250 11/15/27 866,286
300,000 United States Treasury Note/Bond 4 .125 11/15/27 299,613
320,000 United States Treasury Note/Bond 0 .625 11/30/27 305,312
300,000 United States Treasury Note/Bond 3 .375 12/31/27 296,461
1,248,000 United States Treasury Note/Bond 3 .875 12/31/27 1,241,760
1,500,000 United States Treasury Note/Bond 3 .500 01/31/28 1,483,770
2,344,000 United States Treasury Note/Bond 2 .750 02/15/28 2,291,992
2,500,000 United States Treasury Note/Bond 3 .375 02/29/28 2,467,188
1,200,000 United States Treasury Note/Bond 4 .000 02/29/28 1,195,359
2,000,000 United States Treasury Note/Bond 3 .500 04/30/28 1,974,297
258,000 United States Treasury Note/Bond 3 .750 04/30/28 255,803
400,000 United States Treasury Note/Bond 3 .625 05/31/28 395,484

Portfolio of Investments July 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 2,647,000 United States Treasury Note/Bond 4 .000% 05/31/28 $ 2,634,592
2,806,000 United States Treasury Note/Bond 4 .125 06/30/28 2,798,656
2,450,000 United States Treasury Note/Bond 4 .125 07/31/28 2,442,918
300,000 United States Treasury Note/Bond 4 .250 07/31/28 299,895
400,000 United States Treasury Note/Bond 3 .375 09/15/28 392,625
3,700,000 United States Treasury Note/Bond 4 .625 09/30/28 3,724,570
650,000 United States Treasury Note/Bond 1 .375 10/31/28 609,629
2,000,000 United States Treasury Note/Bond 4 .875 10/31/28 2,023,984
2,550,000 United States Treasury Note/Bond 4 .375 11/30/28 2,553,486
200,000 United States Treasury Note/Bond 3 .500 12/15/28 196,383
4,750,000 United States Treasury Note/Bond 3 .750 12/31/28 4,689,141
300,000 United States Treasury Note/Bond 1 .750 01/31/29 281,953
2,850,000 United States Treasury Note/Bond 4 .000 01/31/29 2,828,402
34,000 United States Treasury Note/Bond 3 .500 02/15/29 33,332
3,850,000 United States Treasury Note/Bond 4 .250 02/28/29 3,843,684
2,650,000 United States Treasury Note/Bond 4 .125 03/31/29 2,636,750
800,000 United States Treasury Note/Bond 4 .625 04/30/29 806,094
1,470,000 United States Treasury Note/Bond 2 .375 05/15/29 1,395,639
704,000 United States Treasury Note/Bond 3 .875 05/15/29 695,640
2,200,000 United States Treasury Note/Bond 4 .500 05/31/29 2,209,625
592,000 United States Treasury Note/Bond 4 .125 06/15/29 588,716
3,650,000 United States Treasury Note/Bond 4 .250 06/30/29 3,641,018
313,000 United States Treasury Note/Bond 4 .125 07/15/29 311,239
2,950,000 United States Treasury Note/Bond 4 .000 07/31/29 2,922,344
514,000 United States Treasury Note/Bond 1 .625 08/15/29 475,069
4,600,000 United States Treasury Note/Bond 3 .625 08/31/29 4,505,484
3,600,000 United States Treasury Note/Bond 3 .500 09/30/29 3,510,703
5,050,000 United States Treasury Note/Bond 4 .125 10/31/29 5,014,689
1,800,000 United States Treasury Note/Bond 4 .125 11/30/29 1,786,992
500,000 United States Treasury Note/Bond 3 .875 12/31/29 492,246
750,000 United States Treasury Note/Bond 4 .375 12/31/29 750,146
3,050,000 United States Treasury Note/Bond 4 .250 01/31/30 3,037,729
1,300,000 United States Treasury Note/Bond 4 .000 03/31/30 1,283,496
3,450,000 United States Treasury Note/Bond 3 .875 04/30/30 3,390,029
100,000 United States Treasury Note/Bond 0 .625 05/15/30 87,012
1,550,000 United States Treasury Note/Bond 4 .000 05/31/30 1,528,930
2,300,000 United States Treasury Note/Bond 3 .875 06/30/30 2,257,414
4,700,000 United States Treasury Note/Bond 3 .875 07/31/30 4,611,141
2,000,000 United States Treasury Note/Bond 3 .625 08/31/30 1,942,188
7,900,000 United States Treasury Note/Bond 3 .625 09/30/30 7,668,555
4,700,000 United States Treasury Note/Bond 3 .625 10/31/30 4,559,000
3,500,000 United States Treasury Note/Bond 3 .500 11/30/30 3,375,039
3,850,000 United States Treasury Note/Bond 3 .625 12/31/30 3,729,387
1,900,000 United States Treasury Note/Bond 3 .750 01/31/31 1,848,641
150,000 United States Treasury Note/Bond 4 .000 01/31/31 147,445
1,440,000 United States Treasury Note/Bond 3 .500 02/28/31 1,386,225
600,000 United States Treasury Note/Bond 3 .875 03/31/31 586,313
3,742,000 United States Treasury Note/Bond 3 .875 04/30/31 3,655,174
3,213,000 United States Treasury Note/Bond 4 .125 05/31/31 3,171,080
3,142,000 United States Treasury Note/Bond 4 .125 06/30/31 3,100,270
2,000,000 United States Treasury Note/Bond 4 .375 07/31/31 1,995,469
100,000 United States Treasury Note/Bond 4 .125 10/31/31 98,477
700,000 United States Treasury Note/Bond 4 .125 11/30/31 689,008
250,000 United States Treasury Note/Bond 4 .500 12/31/31 250,459
1,000,000 United States Treasury Note/Bond 1 .875 02/15/32 873,398
500,000 United States Treasury Note/Bond 4 .125 02/29/32 491,543
3,050,000 United States Treasury Note/Bond 2 .875 05/15/32 2,800,877
1,150,000 United States Treasury Note/Bond 2 .750 08/15/32 1,043,625
750,000 United States Treasury Note/Bond 3 .875 08/31/32 724,951
1,150,000 United States Treasury Note/Bond 4 .125 11/15/32 1,125,203
700,000 United States Treasury Note/Bond 3 .500 02/15/33 659,094
154,000 United States Treasury Note/Bond 4 .125 04/30/33 150,186

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 800,000 United States Treasury Note/Bond 3 .375% 05/15/33 $ 745,281
324,000 United States Treasury Note/Bond 4 .250 05/31/33 318,229
963,000 United States Treasury Note/Bond 4 .250 06/30/33 945,245
1,300,000 United States Treasury Note/Bond 3 .875 08/15/33 1,245,969
1,750,000 United States Treasury Note/Bond 4 .500 11/15/33 1,740,908
1,650,000 United States Treasury Note/Bond 4 .000 02/15/34 1,587,094
2,500,000 United States Treasury Note/Bond 4 .375 05/15/34 2,460,352
750,000 United States Treasury Note/Bond 3 .875 08/15/34 712,119
2,000,000 United States Treasury Note/Bond 4 .250 11/15/34 1,945,547
450,000 United States Treasury Note/Bond 4 .625 02/15/35 448,875
2,500,000 United States Treasury Note/Bond 4 .250 05/15/35 2,424,121
250,000 United States Treasury Note/Bond 4 .125 02/15/36 238,906
2,975,000 United States Treasury Note/Bond 4 .375 05/15/36 2,896,906
200,000 United States Treasury Note/Bond 1 .125 08/15/40 120,711
1,300,000 United States Treasury Note/Bond 1 .875 02/15/41 869,172
500,000 United States Treasury Note/Bond 2 .250 05/15/41 351,074
1,050,000 United States Treasury Note/Bond 1 .750 08/15/41 676,512
198,000 United States Treasury Note/Bond 2 .000 11/15/41 131,747
1,400,000 United States Treasury Note/Bond 2 .375 02/15/42 981,203
3,900,000 United States Treasury Note/Bond 3 .250 05/15/42 3,089,227
1,964,000 United States Treasury Note/Bond 2 .750 08/15/42 1,441,238
500,000 United States Treasury Note/Bond 3 .375 08/15/42 401,152
135,000 United States Treasury Note/Bond 2 .750 11/15/42 98,550
498,000 United States Treasury Note/Bond 4 .000 11/15/42 432,404
600,000 United States Treasury Note/Bond 3 .875 05/15/43 509,719
950,000 United States Treasury Note/Bond 4 .375 08/15/43 858,785
2,340,000 United States Treasury Note/Bond 4 .750 11/15/43 2,212,671
1,350,000 United States Treasury Note/Bond 4 .500 02/15/44 1,235,145
900,000 United States Treasury Note/Bond 4 .625 05/15/44 835,418
100,000 United States Treasury Note/Bond 4 .125 08/15/44 86,832
400,000 United States Treasury Note/Bond 4 .625 11/15/44 370,281
200,000 United States Treasury Note/Bond 4 .750 02/15/45 187,969
1,320,000 United States Treasury Note/Bond 5 .000 05/15/45 1,278,802
2,400,000 United States Treasury Note/Bond 4 .875 08/15/45 2,287,125
2,400,000 United States Treasury Note/Bond 4 .625 11/15/45 2,212,500
1,620,000 United States Treasury Note/Bond 4 .625 02/15/46 1,492,425
2,554,000 United States Treasury Note/Bond 5 .000 05/15/46 2,470,596
361,000 United States Treasury Note/Bond 2 .750 08/15/47 243,520
1,850,000 United States Treasury Note/Bond 1 .250 05/15/50 831,777
700,000 United States Treasury Note/Bond 1 .375 08/15/50 324,461
200,000 United States Treasury Note/Bond 1 .625 11/15/50 98,945
3,800,000 United States Treasury Note/Bond 1 .875 02/15/51 2,000,789
1,100,000 United States Treasury Note/Bond 2 .375 05/15/51 652,781
160,000 United States Treasury Note/Bond 1 .875 11/15/51 83,181
1,300,000 United States Treasury Note/Bond 2 .250 02/15/52 741,609
1,350,000 United States Treasury Note/Bond 2 .875 05/15/52 886,887
550,000 United States Treasury Note/Bond 3 .000 08/15/52 370,305
949,000 United States Treasury Note/Bond 4 .000 11/15/52 772,990
550,000 United States Treasury Note/Bond 3 .625 02/15/53 418,322
1,210,000 United States Treasury Note/Bond 3 .625 05/15/53 919,316
1,590,000 United States Treasury Note/Bond 4 .125 08/15/53 1,322,060
1,200,000 United States Treasury Note/Bond 4 .750 11/15/53 1,105,781
1,500,000 United States Treasury Note/Bond 4 .250 02/15/54 1,273,594
875,000 United States Treasury Note/Bond 4 .625 05/15/54 791,362
1,350,000 United States Treasury Note/Bond 4 .250 08/15/54 1,146,393
1,450,000 United States Treasury Note/Bond 4 .500 11/15/54 1,284,439
350,000 United States Treasury Note/Bond 4 .625 02/15/55 316,531
1,550,000 United States Treasury Note/Bond 4 .750 05/15/55 1,430,904
2,100,000 United States Treasury Note/Bond 4 .750 08/15/55 1,939,137
1,350,000 United States Treasury Note/Bond 4 .625 11/15/55 1,221,750
1,914,000 United States Treasury Note/Bond 4 .750 02/15/56 1,768,656

Portfolio of Investments July 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 1,714,000 United States Treasury Note/Bond 5 .000% 05/15/56 $ 1,648,654
TOTAL U.S. TREASURY
(Cost $220,852,182) 208,073,746
TOTAL LONG-TERM INVESTMENTS
(Cost $486,206,016) 455,601,848
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
1,929,766 (e) State Street Navigator Securities Lending Government Money
Market Portfolio
3.680 (f) $ 1,929,766
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,929,766) 1,929,766
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.2%
CORPORATE DEBT - 0.2%
INDUSTRIAL - 0.2%
370,000 Coca-Cola Co/The 3 .375 03/25/27 368,401
10,000 Enbridge Inc 4 .250 12/01/26 9,995
376,000 Lowe's Cos Inc 3 .350 04/01/27 373,552
TOTAL INDUSTRIAL 751,948
TOTAL CORPORATE DEBT
(Cost $752,780) 751,948
TOTAL SHORT-TERM INVESTMENTS
(Cost $752,780) 751,948
TOTAL INVESTMENTS - 98.9%
(Cost $488,888,562) 458,283,562
OTHER ASSETS & LIABILITIES, NET - 1.1% 4,900,358
NET ASSETS - 100% $ 463,183,920
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
S&P Standard & Poor's
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,862,207.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $403,008 or 0.1% of Total Investments.
(c) When-issued or delayed delivery security.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments July 31, 2026
NHYB
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.0%
CORPORATE DEBT - 97.0%
FINANCIALS - 12.8%
$ 694,000 (a) Acrisure LLC / Acrisure Finance Inc 4.250% 02/15/29 $ 646,997
1,410,000 (a) Acrisure LLC / Acrisure Finance Inc 7.500 11/06/30 1,363,693
767,000 (a) Acrisure LLC / Acrisure Finance Inc 6.750 07/01/32 704,717
1,033,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.250 10/15/27 1,021,222
1,143,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750 04/15/28 1,148,155
2,224,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.000 01/15/31 2,256,804
1,284,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.500 10/01/31 1,282,916
750,000 Ally Financial Inc 6.700 02/14/33 764,492
609,000 Ally Financial Inc 6.646 01/17/40 594,876
801,000 American National Group Inc 7.000 12/01/55 770,590
725,000 (a) AmWINS Group Inc 6.375 02/15/29 727,931
1,118,000 (a) AmWINS Group Inc 4.875 06/30/29 1,076,146
1,221,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7.875 11/01/29 1,236,726
350,000 (a) Arbor Realty SR Inc 8.500 12/15/28 335,549
693,000 (a),(b) Arbor Realty SR Inc 7.875 07/15/30 630,137
2,139,000 (a) Ardonagh Finco Ltd 7.750 02/15/31 2,171,797
791,000 (a) Aretec Group Inc 10.000 08/15/30 834,401
830,000 Assurant Inc 7.000 03/27/48 839,666
4,225,000 (a) Asurion LLC/ Asurion Co-Issuer Inc 8.000 12/31/32 4,274,120
3,924,000 (a) Asurion LLC/ Asurion Co-Issuer Inc 8.375 02/01/34 3,575,186
565,000 (a) Atlanticus Holdings Corp 9.750 09/01/30 571,376
460,000 (a) Azorra Finance Ltd 7.750 04/15/30 476,101
1,350,000 (a) Azorra Finance Ltd 6.250 02/15/34 1,324,047
931,000 (a) Baldwin Insurance Group Holdings LLC / Baldwin Insurance
Group Holdings Finance
7.125 05/15/31 938,895
537,000 BlackRock TCP Capital Corp 6.950 05/30/29 531,121
452,000 (a) Blackstone Mortgage Trust Inc 3.750 01/15/27 447,091
818,000 (a) Blackstone Mortgage Trust Inc 6.250 06/01/31 782,103
452,000 Brandywine Operating Partnership LP 3.950 11/15/27 441,334
718,000 Brandywine Operating Partnership LP 8.300 03/15/28 744,076
736,000 Brandywine Operating Partnership LP 8.875 04/12/29 771,394
151,000 Brandywine Operating Partnership LP 4.550 10/01/29 141,469
606,000 Brandywine Operating Partnership LP 6.125 01/15/31 582,452
522,000 (a) Bread Financial Holdings Inc 6.750 05/15/31 532,154
461,000 (a) Bread Financial Holdings Inc 8.375 06/15/35 477,174
485,000 (a),(b) Burford Capital Global Finance LLC 6.250 04/15/28 477,769
365,000 (a) Burford Capital Global Finance LLC 6.875 04/15/30 346,750
1,071,000 (a) Burford Capital Global Finance LLC 9.250 07/01/31 1,044,079
806,000 (a),(b) Burford Capital Global Finance LLC 7.500 07/15/33 679,603
275,000 (a) Burford Capital Global Finance LLC 8.500 01/15/34 237,875
2,144,000 Centene Corp 4.250 12/15/27 2,135,882
4,250,000 Centene Corp 2.450 07/15/28 4,033,987
3,191,000 Centene Corp 4.625 12/15/29 3,095,708
1,028,000 Centene Corp 3.375 02/15/30 950,786
500,000 Centene Corp 3.000 10/15/30 449,325
500,000 Centene Corp 2.500 03/01/31 434,743
6,505,000 Centene Corp 2.625 08/01/31 5,635,961
1,238,000 (a) Coinbase Global Inc 3.375 10/01/28 1,175,051
1,071,000 (a) Coinbase Global Inc 3.625 10/01/31 926,196
4,092,000 (a) CRC Insurance Group LLC 7.125 06/01/31 4,084,294
682,000 (a) Credit Acceptance Corp 9.250 12/15/28 706,015
704,000 (a) Credit Acceptance Corp 6.625 03/15/30 703,243
850,000 (a) CrossCountry Intermediate HoldCo LLC 6.500 10/01/30 822,006
1,050,000 (a) CrossCountry Intermediate HoldCo LLC 6.750 12/01/32 1,001,942
613,000 (a) Diversified Healthcare Trust 7.250 10/15/30 628,251
546,000 Diversified Healthcare Trust 4.375 03/01/31 499,359
1,360,000 (a) Dresdner Funding Trust I 8.151 06/30/31 1,455,788

Portfolio of Investments July 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 488,000 (a) EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS /
EF Cayman Non-MTM
7.375% 09/30/30 $ 484,602
559,000 (a) Encore Capital Group Inc 8.500 05/15/30 591,847
586,000 (a) Encore Capital Group Inc 6.625 04/15/31 588,489
869,000 (a) Encore Capital Group Inc 6.625 06/01/32 870,192
432,000 (a) Enova International Inc 11.250 12/15/28 453,924
639,000 (a) Enova International Inc 9.125 08/01/29 668,486
745,000 (a) Figure Technology Solutions Inc 8.500 07/31/31 733,262
747,000 (a) First Eagle Holdings Inc 7.250 08/15/32 755,721
500,000 (a) FirstCash Inc 4.625 09/01/28 490,760
298,000 (a) FirstCash Inc 5.625 01/01/30 293,364
787,000 (a) FirstCash Inc 6.875 03/01/32 798,308
1,478,000 (a) FirstCash Inc 6.125 05/01/34 1,457,003
285,000 (a) Five Point Operating Co LP 8.000 10/01/30 292,097
1,398,000 (a) Focus Financial Partners LLC 6.750 09/15/31 1,389,263
278,000 (a) Freedom Mortgage Corp 12.250 10/01/30 297,832
1,399,000 (a) Freedom Mortgage Holdings LLC 9.250 02/01/29 1,437,769
1,000,000 (a) Freedom Mortgage Holdings LLC 6.875 05/01/31 963,987
1,580,000 (a) Freedom Mortgage Holdings LLC 9.125 05/15/31 1,619,715
750,000 (a) Freedom Mortgage Holdings LLC 8.000 02/01/32 744,131
579,000 (a) Freedom Mortgage Holdings LLC 8.375 04/01/32 581,547
470,000 (a) Freedom Mortgage Holdings LLC 7.875 04/01/33 453,279
925,000 FS KKR Capital Corp 3.250 07/15/27 897,959
1,000,000 FS KKR Capital Corp 3.125 10/12/28 940,000
1,000,000 FS KKR Capital Corp 6.875 08/15/29 1,004,136
1,001,000 FS KKR Capital Corp 6.125 01/15/31 963,237
1,077,000 FS KKR Capital Corp 7.500 08/01/31 1,078,826
1,340,000 (a) FTAI Aviation Investors LLC 5.500 05/01/28 1,335,548
998,000 (a) FTAI Aviation Investors LLC 7.875 12/01/30 1,039,841
221,000 (a) FTAI Aviation Investors LLC 7.000 06/15/32 225,646
1,097,000 (a) FTAI Aviation Investors LLC 5.875 04/15/33 1,082,313
633,000 (a) FTAI Aviation Ltd 7.000 05/01/31 650,590
1,056,000 (a) Genesee & Wyoming Inc 6.250 04/15/32 1,062,052
1,123,000 (a) GFL Environmental Holdings US Inc 5.625 07/01/31 1,091,058
1,042,000 (a) GFL Environmental Holdings US Inc 5.500 02/01/34 963,909
479,000 (a) GGAM Finance Ltd 8.000 06/15/28 495,475
700,000 (a) GGAM Finance Ltd 6.875 04/15/29 711,377
481,000 (a) GGAM Finance Ltd 5.875 03/15/30 477,994
1,473,000 (a) Global Aircraft Leasing Co Ltd 8.750 09/01/27 1,496,456
726,000 (a) Global Atlantic Fin Co 7.950 10/15/54 726,651
692,000 (a) Global Atlantic Fin Co 7.250 03/01/56 664,822
723,000 (a) goeasy Ltd 9.250 12/01/28 714,470
479,000 (a) goeasy Ltd 7.625 07/01/29 454,799
431,000 (a) goeasy Ltd 6.875 05/15/30 389,823
678,000 (a) goeasy Ltd 7.375 10/01/30 621,465
455,000 (a) goeasy Ltd 6.875 02/15/31 406,947
582,000 (a) Greystar Real Estate Partners LLC 7.750 09/01/30 602,421
303,000 HA Sustainable Infrastructure Capital Inc 8.000 06/01/56 318,073
894,000 HA Sustainable Infrastructure Capital Inc 7.125 11/15/56 900,837
692,000 (a) Howard Hughes Corp/The 4.375 02/01/31 646,688
1,000,000 (a) Howard Hughes Corp/The 5.875 03/01/32 976,805
174,000 (a) Howard Hughes Corp/The 6.125 03/01/34 169,620
1,633,000 (a) Howden UK Refinance PLC / Howden UK Refinance 2 PLC /
Howden US Refinance LLC
7.250 02/15/31 1,617,401
1,015,000 (a) HUB International Ltd 5.625 12/01/29 1,011,012
3,367,000 (a) HUB International Ltd 7.250 06/15/30 3,466,896
2,829,000 (a) HUB International Ltd 7.375 01/31/32 2,893,360
570,000 Hudson Pacific Properties LP 3.950 11/01/27 555,319
391,000 Hudson Pacific Properties LP 5.950 02/15/28 387,339
797,000 Hudson Pacific Properties LP 4.650 04/01/29 749,149
423,000 Hudson Pacific Properties LP 3.250 01/15/30 370,110
1,183,000 Humana Inc 6.625 09/15/56 1,164,038

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 1,026,000 (a) Hunt Cos Inc 5.250% 04/15/29 $ 998,679
1,363,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.750 01/15/29 1,357,347
740,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375 02/01/29 644,185
1,089,000 (a) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10.000 11/15/29 1,090,791
745,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.000 06/15/30 708,726
958,000 (a) Jane Street Group / JSG Finance Inc 4.500 11/15/29 929,476
1,498,000 (a) Jane Street Group / JSG Finance Inc 7.125 04/30/31 1,545,970
2,375,000 (a) Jane Street Group / JSG Finance Inc 6.125 11/01/32 2,363,124
2,390,000 (a) Jane Street Group / JSG Finance Inc 6.750 05/01/33 2,435,694
1,057,000 (a) Jefferies Finance LLC / JFIN Co-Issuer Corp 5.000 08/15/28 1,021,902
810,000 (a) Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625 10/15/31 795,552
423,000 (a) Jefferson Capital Holdings LLC 9.500 02/15/29 440,993
735,000 (a) Jefferson Capital Holdings LLC 8.250 05/15/30 767,484
881,000 Jones Deslauriers Insurance Management Inc 8.500 03/15/30 909,563
1,770,000 (a) Kennedy-Wilson Inc 7.000 06/01/31 1,802,398
570,000 (a) Kennedy-Wilson Inc 7.250 06/01/33 577,034
530,000 (a),(b) LFS Topco LLC 8.750 07/15/30 528,863
311,000 (a) Liberty Mutual Group Inc 4.300 02/01/61 190,555
1,201,000 (a) Molina Healthcare Inc 4.375 06/15/28 1,175,462
785,000 (a) Molina Healthcare Inc 3.875 11/15/30 725,899
618,000 (a) Molina Healthcare Inc 6.500 02/15/31 623,683
1,138,000 (a) Molina Healthcare Inc 3.875 05/15/32 1,017,634
1,051,000 (a) Molina Healthcare Inc 6.250 01/15/33 1,039,300
1,827,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 1,856,798
565,000 (a) Nassau Cos of New York/The 7.875 07/15/30 531,743
173,000 Navient Corp 5.000 03/15/27 172,228
1,746,000 Navient Corp 4.875 03/15/28 1,706,592
605,000 Navient Corp 5.500 03/15/29 579,460
410,000 Navient Corp 9.375 07/25/30 415,893
267,000 Navient Corp 11.500 03/15/31 281,936
700,000 Navient Corp 9.375 10/15/31 699,268
600,000 Navient Corp 7.875 06/15/32 562,126
316,000 Navient Corp 5.625 08/01/33 260,704
611,000 OneMain Finance Corp 3.500 01/15/27 606,214
677,000 OneMain Finance Corp 6.625 01/15/28 683,484
562,000 OneMain Finance Corp 3.875 09/15/28 543,076
994,000 OneMain Finance Corp 6.625 05/15/29 1,006,160
1,630,000 OneMain Finance Corp 5.375 11/15/29 1,592,969
741,000 OneMain Finance Corp 7.875 03/15/30 767,075
766,000 OneMain Finance Corp 6.125 05/15/30 761,399
959,000 OneMain Finance Corp 4.000 09/15/30 879,263
908,000 OneMain Finance Corp 7.500 05/15/31 930,700
1,039,000 OneMain Finance Corp 7.125 11/15/31 1,052,912
745,000 OneMain Finance Corp 6.750 03/15/32 741,390
931,000 OneMain Finance Corp 7.125 09/15/32 940,748
878,000 OneMain Finance Corp 6.500 03/15/33 857,148
987,000 OneMain Finance Corp 6.750 09/15/33 971,090
1,384,000 (a) Osaic Holdings Inc 6.750 08/01/32 1,388,948
600,000 (a) Oxford Finance LLC / Oxford Finance Co-Issuer II Inc 7.750 05/15/31 593,200
529,000 (a) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
5.875 10/01/28 528,287
806,000 (a) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
4.875 05/15/29 785,596
1,128,000 (a) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
7.000 02/01/30 1,146,233
489,000 (a) Pebblebrook Hotel LP / PEB Finance Corp 6.375 10/15/29 493,552
719,000 Pelagos Insurance Capital Ltd 7.750 06/15/55 749,496
600,000 (a) PennyMac Financial Services Inc 4.250 02/15/29 568,612
674,000 (a) PennyMac Financial Services Inc 7.875 12/15/29 692,018
668,000 (a) PennyMac Financial Services Inc 7.125 11/15/30 665,916
1,213,000 (a) PennyMac Financial Services Inc 5.750 09/15/31 1,124,368
1,190,000 (a) PennyMac Financial Services Inc 6.875 05/15/32 1,137,516

Portfolio of Investments July 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 855,000 (a) PennyMac Financial Services Inc 6.875% 02/15/33 $ 811,265
728,000 (a) PennyMac Financial Services Inc 6.750 02/15/34 675,238
949,000 (a) PHH Escrow Issuer LLC/PHH Corp 9.875 11/01/29 940,282
821,000 (a) Phoenix Aviation Capital Ltd 9.250 07/15/30 850,003
1,055,000 (a) Planet Financial Group LLC 10.500 12/15/29 1,029,380
531,000 Popular Inc 7.250 03/13/28 542,930
529,000 (a) PRA Group Inc 8.375 02/01/28 535,775
300,000 (a) PRA Group Inc 5.000 10/01/29 284,181
726,000 (a) PRA Group Inc 8.875 01/31/30 747,527
548,000 (a) PROG Holdings Inc 6.000 11/15/29 535,670
1,183,000 (b) Prospect Capital Corp 3.437 10/15/28 1,107,891
1,027,000 (a) Provident Funding Associates LP / PFG Finance Corp 9.750 09/15/29 1,060,395
500,000 (a) Rfna LP 7.875 02/15/30 499,825
595,000 RHP Hotel Properties LP / RHP Finance Corp 7.250 07/15/28 605,975
1,061,000 (a) RHP Hotel Properties LP / RHP Finance Corp 4.500 02/15/29 1,036,485
566,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6.500 04/01/32 575,581
752,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6.500 06/15/33 765,128
1,151,000 (a) RHP Hotel Properties LP / RHP Finance Corp 5.750 03/15/34 1,127,151
990,000 (a) Rithm Capital Corp 8.000 04/01/29 997,705
572,000 (a) Rithm Capital Corp 8.000 07/15/30 572,033
1,006,000 (a) RLJ Lodging Trust LP 4.000 09/15/29 958,250
955,000 (a) Rocket Cos Inc 6.500 08/01/29 967,544
1,954,000 (a) Rocket Cos Inc 6.125 08/01/30 1,969,841
500,000 (a) Rocket Cos Inc 6.125 08/01/31 502,279
1,709,000 (a) Rocket Cos Inc 7.125 02/01/32 1,751,633
2,346,000 (a) Rocket Cos Inc 6.375 08/01/33 2,359,941
160,000 (a) Rocket Cos Inc 6.500 06/15/34 161,265
664,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625 03/01/29 635,103
2,345,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.875 03/01/31 2,172,447
1,570,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4.000 10/15/33 1,386,566
436,000 (a) Ryan Specialty LLC 4.375 02/01/30 420,976
1,629,000 (a) Ryan Specialty LLC 5.875 08/01/32 1,606,592
1,135,000 (a) Service Properties Trust 8.625 11/15/31 1,192,753
1,022,000 Service Properties Trust 8.875 06/15/32 1,050,132
624,000 SLM Corp 6.500 01/31/30 631,158
246,000 SLM Corp 6.495 05/15/32 245,119
1,004,000 (a) Starwood Property Trust Inc 5.250 10/15/28 995,054
641,000 (a) Starwood Property Trust Inc 7.250 04/01/29 660,488
100,000 (a) Starwood Property Trust Inc 5.875 08/15/29 100,167
587,000 (a) Starwood Property Trust Inc 6.000 04/15/30 588,509
578,000 (a) Starwood Property Trust Inc 6.500 07/01/30 587,036
677,000 (a) Starwood Property Trust Inc 6.500 10/15/30 686,327
606,000 (a) Starwood Property Trust Inc 5.750 01/15/31 596,807
515,000 (a) Starwood Property Trust Inc 6.125 06/01/31 513,781
1,216,000 (a) Stonebriar ABF Issuer LLC 8.125 12/15/30 1,266,068
846,000 (a) Stonex Escrow Issuer LLC 6.875 07/15/32 858,741
657,000 (a) StoneX Group Inc 7.875 03/01/31 684,275
1,064,000 Synchrony Financial 7.250 02/02/33 1,093,543
335,000 (a) TrueNoord Capital DAC 8.750 03/01/30 347,163
419,000 (a) United Wholesale Mortgage LLC 5.750 06/15/27 415,587
674,000 (a) United Wholesale Mortgage LLC 5.500 04/15/29 629,471
915,000 (a) UWM Holdings LLC 6.625 02/01/30 848,796
1,182,000 (a) UWM Holdings LLC 6.250 03/15/31 1,054,637
500,000 (a) Velocity Commercial Capital LLC 9.375 02/15/31 514,614
677,000 (a) VFH Parent LLC / Valor Co-Issuer Inc 7.500 06/15/31 702,005
512,000 Vornado Realty LP 3.400 06/01/31 465,819
545,000 Vornado Realty LP 5.750 02/01/33 540,384
320,000 (a) Walker & Dunlop Inc 6.625 04/01/33 320,442
561,000 (a),(c) Wilton RE Ltd 6.000 N/A 525,418
569,000 (a) XHR LP 4.875 06/01/29 554,335
543,000 (a) XHR LP 6.625 05/15/30 554,583
TOTAL FINANCIALS 220,212,062

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL - 80.6%
$ 1,455,000 (a) 1011778 BC ULC / New Red Finance Inc 3.875% 01/15/28 $ 1,425,634
651,000 (a) 1011778 BC ULC / New Red Finance Inc 4.375 01/15/28 641,843
874,000 (a) 1011778 BC ULC / New Red Finance Inc 3.500 02/15/29 837,153
1,583,000 (a) 1011778 BC ULC / New Red Finance Inc 6.125 06/15/29 1,599,503
1,270,000 (a) 1011778 BC ULC / New Red Finance Inc 5.625 09/15/29 1,266,807
3,873,000 (a) 1011778 BC ULC / New Red Finance Inc 4.000 10/15/30 3,639,076
7,767,000 (a) 1261229 BC Ltd 10.000 04/15/32 7,939,800
1,065,000 (a) AAR Escrow Issuer LLC 6.750 03/15/29 1,087,967
705,000 (a) Academy Ltd 5.875 05/15/31 697,393
558,000 (a) Acadia Healthcare Co Inc 5.500 07/01/28 554,403
855,000 (a) Acadia Healthcare Co Inc 5.000 04/15/29 836,993
684,000 (a),(b) Acadia Healthcare Co Inc 7.375 03/15/33 705,373
401,000 (a),(b) Accendra Health Inc 9.000 06/15/32 382,700
666,000 (a) ACCO Brands Corp 4.250 03/15/29 627,771
618,000 (a) Acushnet Co 5.625 12/01/33 605,943
439,000 (a) Adams Homes Inc 9.250 10/15/28 451,893
370,000 (a) Adapthealth LLC 6.125 08/01/28 370,000
620,000 (a) Adapthealth LLC 4.625 08/01/29 597,754
765,000 (a) Adapthealth LLC 5.125 03/01/30 737,663
70,000 (a) ADI Escrow Issuer LLC 7.125 07/15/34 71,361
230,000 (a) Adient Global Holdings Ltd 7.000 04/15/28 233,450
919,000 (a) Adient Global Holdings Ltd 8.250 04/15/31 955,551
1,043,000 (a) Adient Global Holdings Ltd 7.500 02/15/33 1,076,405
1,015,000 (a) ADT Security Corp/The 4.125 08/01/29 972,234
1,430,000 (a) ADT Security Corp/The 4.875 07/15/32 1,337,874
931,000 (a) ADT Security Corp/The 5.875 10/15/33 902,719
368,000 Advance Auto Parts Inc 1.750 10/01/27 353,334
341,000 Advance Auto Parts Inc 5.950 03/09/28 342,995
412,000 Advance Auto Parts Inc 3.900 04/15/30 385,353
1,239,000 (a) Advance Auto Parts Inc 7.000 08/01/30 1,269,523
544,000 Advance Auto Parts Inc 3.500 03/15/32 476,187
1,612,000 (a) Advance Auto Parts Inc 7.375 08/01/33 1,663,794
627,000 (a) Advanced Drainage Systems Inc 6.375 06/15/30 631,752
753,000 (a) Advanced Drainage Systems Inc 5.375 03/01/34 729,133
944,000 (a) Advantage Sales & Marketing Inc 9.000 11/15/30 829,450
1,852,000 (a) AECOM 6.000 08/01/33 1,841,430
1,583,000 (a) Aethon United BR LP / Aethon United Finance Corp 7.500 10/01/29 1,642,369
325,000 (a) Africell Holding Ltd 10.500 10/23/29 333,745
389,000 (a) Ahlstrom Holding 3 Oy 4.875 02/04/28 387,927
548,000 (a) AHP Health Partners Inc 5.750 07/15/29 540,682
697,000 (a) Alaska Airlines Inc 6.500 06/01/31 692,495
555,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.500 02/15/28 558,459
1,574,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
3.500 03/15/29 1,481,357
1,271,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
4.875 02/15/30 1,213,235
850,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5.500 03/31/31 816,741
2,550,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5.625 03/31/32 2,425,565
820,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.250 03/15/33 794,228
1,632,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5.750 03/31/34 1,517,339
1,779,000 (a) Albion Financing 1 SARL / Aggreko Holdings Inc 7.000 05/21/30 1,812,219
457,000 (a) Alcoa Nederland Holding BV 4.125 03/31/29 441,303
1,077,000 (a) Alcoa Nederland Holding BV 7.125 03/15/31 1,108,102
711,000 (a) Algoma Steel Inc 9.125 04/15/29 670,208
869,000 (a) Allegiant Travel Co 7.125 07/01/31 880,539
437,000 (a) Alliance Resource Operating Partners LP / Alliance Resource
Finance Corp
8.625 06/15/29 455,931

Portfolio of Investments July 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 2,723,000 (a) Allied Universal Holdco LLC 7.875% 02/15/31 $ 2,827,160
1,668,000 (a) Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875 06/15/30 1,704,372
864,000 (a) Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas
Luxco 4 Sarl
4.625 06/01/28 849,708
1,668,000 (a) Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas
Luxco 4 Sarl
4.625 06/01/28 1,645,184
499,000 (a) Allison Transmission Inc 4.750 10/01/27 496,600
450,000 (a) Allison Transmission Inc 5.875 06/01/29 451,453
1,334,000 (a) Allison Transmission Inc 3.750 01/30/31 1,237,251
675,000 (a) Allison Transmission Inc 5.875 12/01/33 665,089
100,000 (a) Allwyn Entertainment Financing UK PLC 7.875 04/30/29 102,224
709,000 (a) Alumina Pty Ltd 6.125 03/15/30 714,899
701,000 (a) Alumina Pty Ltd 6.375 09/15/32 705,566
1,844,000 (a) AMC Global Media Inc 10.500 07/15/32 1,899,467
852,000 (a) Amentum Holdings Inc 7.250 08/01/32 875,339
816,000 (a) American Airlines Inc 7.250 02/15/28 822,818
3,483,000 (a) American Airlines Inc/AAdvantage Loyalty IP Ltd2022 1 5.750 04/20/29 3,463,862
59,000 American Axle & Manufacturing Inc 6.875 07/01/28 59,000
1,336,000 American Axle & Manufacturing Inc 5.000 10/01/29 1,290,852
1,187,000 (a) American Axle & Manufacturing Inc 6.375 10/15/32 1,180,664
1,344,000 (a) American Axle & Manufacturing Inc 7.750 10/15/33 1,323,466
715,000 (a) American Builders & Contractors Supply Co Inc 4.000 01/15/28 704,088
563,000 (a) American Builders & Contractors Supply Co Inc 3.875 11/15/29 534,236
1,069,000 (a) AmeriGas Partners LP / AmeriGas Finance Corp 9.375 06/01/28 1,092,906
456,000 (a) AmeriGas Partners LP / AmeriGas Finance Corp 9.500 06/01/30 488,912
400,000 (a) AmeriGas Partners LP / AmeriGas Finance Corp 6.875 06/01/31 406,196
923,000 (a) Ameritex Holdco Intermediate LLC 7.625 08/15/33 950,293
617,000 (a) Amkor Technology Inc 5.875 10/01/33 600,163
317,000 (a) AMN Healthcare Inc 4.000 04/15/29 304,574
592,000 (a) AMN Healthcare Inc 6.500 01/15/31 592,023
784,000 (a) Amneal Pharmaceuticals LLC 6.875 08/01/32 805,556
562,000 (a) Amsted Industries Inc 4.625 05/15/30 543,549
643,000 (a) Amsted Industries Inc 6.375 03/15/33 648,502
593,000 (a) Angi Group LLC 3.875 08/15/28 506,152
579,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5.750 01/15/28 578,556
1,105,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375 06/15/29 1,101,547
755,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625 02/01/32 768,429
836,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5.750 10/15/33 821,123
750,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5.750 07/01/34 735,121
949,000 (a) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7.000 04/15/30 955,918
956,000 (a) Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.250 04/15/30 916,469
579,000 (a) Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.750 04/15/30 620,361
952,000 (a) AP Core Holdings II LLC 11.000 05/15/31 993,899
384,000 (a) APi Group DE Inc 4.125 07/15/29 368,599
587,000 (a) APi Group DE Inc 4.750 10/15/29 573,182
600,000 (a) APi Group DE Inc 5.750 06/01/34 587,290
1,733,000 (a) APLD ComputeCo 2 LLC 6.750 03/15/31 1,694,022
2,618,000 (a) APLD ComputeCo LLC 9.250 12/15/30 2,782,295
1,491,000 (a) APLD ComputeCo LLC 7.000 06/15/31 1,454,135
659,000 Aptiv Swiss Holdings Ltd 6.875 12/15/54 668,320
1,701,000 (a) Aramark Services Inc 5.000 02/01/28 1,695,461
1,374,000 (a) Arches Buyer Inc 4.250 06/01/28 1,331,018
600,000 (a) Arches Buyer Inc 9.000 08/15/31 603,127
861,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.625 09/01/32 873,329
1,000,000 (a) Archrock Services LP / Archrock Partners Finance Corp 6.000 02/01/34 978,660
391,000 (a) Arcosa Inc 4.375 04/15/29 382,052
849,000 (a) Arcosa Inc 6.875 08/15/32 875,406
1,274,000 (a) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
3.250 09/01/28 1,224,722
400,000 (a) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
6.250 01/30/31 402,697
382,000 (a) Arsenal AIC Parent LLC 8.000 10/01/30 396,872

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,242,000 (a) Arsenal AIC Parent LLC 11.500% 10/01/31 $ 1,321,469
284,000 Asbury Automotive Group Inc 4.500 03/01/28 280,880
919,000 (a) Asbury Automotive Group Inc 4.625 11/15/29 891,280
163,000 Asbury Automotive Group Inc 4.750 03/01/30 158,099
1,288,000 (a) Asbury Automotive Group Inc 5.000 02/15/32 1,227,192
225,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 9.000 11/01/27 238,556
658,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 5.875 06/30/29 655,682
872,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625 10/15/32 876,635
668,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625 07/15/33 670,933
474,000 (a) Ashland Inc 3.375 09/01/31 431,298
440,000 Ashland Inc 6.875 05/15/43 447,588
431,000 (a) Ashton Woods USA LLC / Ashton Woods Finance Co 4.625 08/01/29 413,855
529,000 (a) Ashton Woods USA LLC / Ashton Woods Finance Co 4.625 04/01/30 502,262
642,000 (a) Ashton Woods USA LLC / Ashton Woods Finance Co 6.875 08/01/33 640,504
385,000 (a) AthenaHealth Group Inc 7.500 02/15/32 394,710
397,000 ATI Inc 4.875 10/01/29 390,598
580,000 ATI Inc 7.250 08/15/30 598,010
652,000 ATI Inc 5.125 10/01/31 636,640
500,000 ATI Inc 5.875 06/15/33 503,069
508,000 (a) Atkore Inc 4.250 06/01/31 481,402
1,075,000 (a) ATP Tower Holdings / Andean Telecom Partners Chile SpA /
Andean Tower Partners C
7.875 02/03/30 1,095,540
419,000 (a) ATS Corp 4.125 12/15/28 408,148
2,174,000 (a) Avantor Funding Inc 4.625 07/15/28 2,144,138
949,000 (a) Avantor Funding Inc 3.875 11/01/29 905,324
675,000 (a) Avient Corp 7.125 08/01/30 685,004
959,000 (a) Avient Corp 6.250 11/01/31 966,055
112,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.750 07/15/27 111,967
69,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.750 07/15/27 69,012
449,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 4.750 04/01/28 441,653
616,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375 03/01/29 599,708
1,927,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.250 01/15/30 1,955,469
1,031,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375 06/15/32 1,026,078
1,029,000 (a) Axalta Coating Systems Dutch Holding B BV 7.250 02/15/31 1,064,244
623,000 (a) Axalta Coating Systems LLC 3.375 02/15/29 592,705
183,000 (a) Axalta Coating Systems LLC / Axalta Coating Systems Dutch
Holding B BV
4.750 06/15/27 182,519
1,219,000 (a) Axon Enterprise Inc 6.125 03/15/30 1,233,155
973,000 (a) Axon Enterprise Inc 6.250 03/15/33 986,784
951,000 (a),(b) B&G Foods Inc 8.000 09/15/28 929,719
1,025,000 Ball Corp 6.000 06/15/29 1,038,867
1,559,000 Ball Corp 2.875 08/15/30 1,409,791
1,126,000 Ball Corp 3.125 09/15/31 1,010,961
1,103,000 Ball Corp 5.500 09/15/33 1,095,863
430,000 (a) Banijay Entertainment SAS 8.125 05/01/29 439,614
333,000 Bath & Body Works Inc 5.250 02/01/28 332,914
61,000 Bath & Body Works Inc 7.500 06/15/29 61,833
1,567,000 (a) Bath & Body Works Inc 6.625 10/01/30 1,592,332
489,000 (b) Bath & Body Works Inc 6.950 03/01/33 487,169
860,000 (b) Bath & Body Works Inc 6.875 11/01/35 869,567
737,000 Bath & Body Works Inc 6.750 07/01/36 728,856
1,684,000 (a) Bausch + Lomb Corp 8.375 10/01/28 1,726,100
643,000 (a) BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.500 07/01/32 622,086
687,000 (a) Beacon Mobility Corp 7.250 08/01/30 708,840
576,000 Beazer Homes USA Inc 7.250 10/15/29 583,401
339,000 (a) Beazer Homes USA Inc 7.500 03/15/31 340,978
450,000 (a) Beazer Homes USA Inc 8.000 01/15/32 458,885
1,530,000 Bell Telephone Co of Canada or Bell Canada 6.875 09/15/55 1,542,742
1,859,000 Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 1,873,798
1,010,000 (a) BellRing Brands Inc 7.000 03/15/30 998,385
1,355,000 (a) Belron UK Finance PLC 5.750 10/15/29 1,354,572
750,000 (a) Beusa Investments LLC 7.000 08/01/31 733,028

Portfolio of Investments July 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,025,000 (a) BioMarin Pharmaceutical Inc 5.500% 01/31/34 $ 999,961
566,000 (a) BKV Upstream Midstream LLC 7.500 10/15/30 565,301
2,655,000 (a) Black Pearl Compute LLC 6.125 02/15/31 2,650,550
1,220,000 (a) Block Communications Inc 10.250 03/01/31 1,060,023
1,319,000 (a) Block Inc 5.625 08/15/30 1,312,252
1,306,000 Block Inc 3.500 06/01/31 1,190,722
2,641,000 Block Inc 6.500 05/15/32 2,668,213
1,192,000 (a) Block Inc 6.000 08/15/33 1,182,093
380,000 (a),(b) Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125 04/15/29 361,113
650,000 (a) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.000 07/15/29 666,810
1,082,000 (a) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.250 07/15/32 1,111,559
408,000 (a) BlueLinx Holdings Inc 6.000 11/15/29 402,358
548,000 (a) Boise Cascade Co 4.875 07/01/30 536,463
2,233,000 (a) Bombardier Inc 8.750 11/15/30 2,352,957
825,000 (a) Bombardier Inc 7.250 07/01/31 859,296
931,000 (a) Bombardier Inc 7.000 06/01/32 959,228
868,000 (a) Bombardier Inc 6.750 06/15/33 894,012
674,000 (a) Bombardier Inc 7.450 05/01/34 735,377
960,000 (a) Bond US Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/
German Bidco 2
7.125 06/15/33 965,934
514,000 (a) Borr IHC Ltd / Borr Finance LLC 8.750 01/15/32 502,923
406,000 (a) Borr IHC Ltd / Borr Finance LLC 9.000 01/15/34 397,707
1,091,000 Boyd Gaming Corp 4.750 12/01/27 1,085,189
1,180,000 (a) Boyd Gaming Corp 4.750 06/15/31 1,126,766
797,000 (a) Boyne USA Inc 4.750 05/15/29 774,522
850,000 (a) Breakwater Energy Holdings Sarl 9.250 11/15/30 897,548
1,119,000 (a) Brightstar Lottery PLC 5.250 01/15/29 1,106,052
750,000 (a) Brightstar Lottery PLC/ Brightstar Global Solutions Corp 5.750 01/15/33 723,721
554,000 (a) Brink's Co/The 4.625 10/15/27 550,436
541,000 (a) Brink's Co/The 6.500 06/15/29 550,779
597,000 (a) Brink's Co/The 6.750 06/15/32 607,950
1,000,000 (a) Bristow Group Inc 6.750 02/01/33 1,001,147
617,000 (a) British Telecommunications Ltd 4.875 11/23/81 589,730
786,000 (a) Brookfield Residential Properties Inc / Brookfield Residential US
LLC
6.250 09/15/27 785,887
494,000 (a) Brookfield Residential Properties Inc / Brookfield Residential US
LLC
5.000 06/15/29 468,667
539,000 (a) Brookfield Residential Properties Inc / Brookfield Residential US
LLC
4.875 02/15/30 502,235
702,000 (a) Brundage-Bone Concrete Pumping Holdings Inc 7.500 02/01/32 719,407
273,000 Buckeye Partners LP 4.125 12/01/27 268,392
460,000 (a) Buckeye Partners LP 4.500 03/01/28 453,914
579,000 (a) Buckeye Partners LP 6.875 07/01/29 592,160
1,107,000 (a) Buckeye Partners LP 6.750 02/01/30 1,134,133
457,000 Buckeye Partners LP 5.850 11/15/43 405,736
509,000 Buckeye Partners LP 5.600 10/15/44 440,698
683,000 (a) Builders FirstSource Inc 5.000 03/01/30 661,909
1,445,000 (a) Builders FirstSource Inc 4.250 02/01/32 1,314,932
976,000 (a) Builders FirstSource Inc 6.375 06/15/32 970,262
1,197,000 (a) Builders FirstSource Inc 6.375 03/01/34 1,174,548
1,140,000 (a) Builders FirstSource Inc 6.750 05/15/35 1,128,667
422,000 (a) BWX Technologies Inc 4.125 06/30/28 411,571
557,000 (a) BWX Technologies Inc 4.125 04/15/29 534,667
793,000 (a),(b) Cable One Inc 4.000 11/15/30 294,833
1,175,000 (a) CACI International Inc 6.375 06/15/33 1,184,093
1,179,000 (a) Caesars Entertainment Inc 4.625 10/15/29 1,120,328
2,543,000 (a) Caesars Entertainment Inc 7.000 02/15/30 2,551,412
2,165,000 (a) Caesars Entertainment Inc 6.500 02/15/32 2,068,808
1,582,000 (a),(b) Caesars Entertainment Inc 6.000 10/15/32 1,387,517
616,000 (a) Calderys Financing LLC 11.250 06/01/28 637,872
893,000 (a) California Resources Corp 7.000 01/15/34 874,633
415,000 (a) California Resources Corp 7.250 01/15/35 410,052

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,222,000 (a) Capstone Borrower Inc 8.000% 06/15/30 $ 1,188,863
971,000 (a) Carpenter Technology Corp 5.625 03/01/34 957,282
491,000 (a) Carriage Services Inc 4.250 05/15/29 465,481
660,000 (a) Carrix Inc 6.125 08/01/33 656,952
471,000 (a) Cars.com Inc 6.375 11/01/28 468,114
564,000 (a) Cascades Inc/Cascades USA Inc 5.375 01/15/28 560,959
450,000 (a) Cascades Inc/Cascades USA Inc 6.750 07/15/30 457,142
514,000 (a) Caturus Energy LLC 8.500 02/15/30 532,373
700,000 (a) Caturus Energy LLC 7.125 05/15/31 693,922
554,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5.125 05/01/27 552,851
2,855,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5.000 02/01/28 2,818,570
1,307,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5.375 06/01/29 1,269,312
1,765,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 6.375 09/01/29 1,753,838
3,687,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.750 03/01/30 3,444,858
3,145,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 08/15/30 2,869,505
5,558,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.250 02/01/31 4,919,549
2,138,000 (a),(b) CCO Holdings LLC / CCO Holdings Capital Corp 7.375 03/01/31 2,129,625
1,337,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.750 02/01/32 1,168,261
3,240,000 CCO Holdings LLC / CCO Holdings Capital Corp 4.500 05/01/32 2,794,133
1,060,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 7.000 02/01/33 1,015,830
2,691,000 (a),(b) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 06/01/33 2,289,473
2,936,000 (a),(b) CCO Holdings LLC / CCO Holdings Capital Corp 4.250 01/15/34 2,397,208
1,795,000 (a),(b) CCO Holdings LLC / CCO Holdings Capital Corp 7.375 02/01/36 1,706,488
400,000 Celanese US Holdings LLC 7.165 07/15/27 404,249
622,000 Celanese US Holdings LLC 7.350 11/15/28 645,305
780,000 Celanese US Holdings LLC 7.330 07/15/29 810,848
902,000 Celanese US Holdings LLC 6.500 04/15/30 913,086
2,168,000 Celanese US Holdings LLC 7.550 11/15/30 2,282,186
600,000 Celanese US Holdings LLC 7.000 02/15/31 615,176
1,082,000 Celanese US Holdings LLC 7.379 07/15/32 1,132,111
1,364,000 Celanese US Holdings LLC 6.750 04/15/33 1,390,419
1,544,000 Celanese US Holdings LLC 7.700 11/15/33 1,634,387
700,000 Celanese US Holdings LLC 7.375 02/15/34 720,052
276,000 Central Garden & Pet Co 5.125 02/01/28 275,725
700,000 Central Garden & Pet Co 4.125 10/15/30 661,340
476,000 (a) Central Garden & Pet Co 4.125 04/30/31 443,729
1,194,000 (a) Central Parent Inc / CDK Global Inc 7.250 06/15/29 614,910
905,000 (a),(b) Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8.000 06/15/29 475,125
493,000 (a) Century Aluminum Co 6.875 08/01/32 500,642
1,292,000 (a) Century Communities Inc 6.625 09/15/33 1,296,242
1,080,000 (a) Cerdia Finanz GmbH 9.375 10/03/31 959,602
642,000 (a) Champ Acquisition Corp 8.375 12/01/31 669,573
897,000 (a) Champion Iron Canada Inc 7.875 07/15/32 919,449
446,000 (a) Charles River Laboratories International Inc 4.250 05/01/28 437,536
883,000 (a) Charles River Laboratories International Inc 3.750 03/15/29 843,729
675,000 (a) Charles River Laboratories International Inc 4.000 03/15/31 629,673
600,000 (a) Charlotte Buyer Inc 8.000 06/30/31 606,575
950,000 (a) CHC Group LLC 11.750 09/01/30 808,890
678,000 (a) Chemours Co/The 5.750 11/15/28 674,635
289,000 (a) Chemours Co/The 4.625 11/15/29 272,724
1,027,000 (a) Chemours Co/The 8.000 01/15/33 1,010,884
1,015,000 (a) Chemours Co/The 7.875 03/15/34 987,694
713,000 (a) Chobani LLC / Chobani Finance Corp Inc 4.625 11/15/28 704,582
939,000 (a) Chord Energy Corp 6.000 10/01/30 942,146
891,000 (a) Chord Energy Corp 6.750 03/15/33 907,504
1,192,000 (a) CHS/Community Health Systems Inc 6.000 01/15/29 1,171,140
2,113,000 (a) CHS/Community Health Systems Inc 5.250 05/15/30 1,951,169
1,207,000 (a) CHS/Community Health Systems Inc 4.750 02/15/31 1,076,637
1,992,000 (a) CHS/Community Health Systems Inc 10.875 01/15/32 2,101,154
1,954,000 (a) CHS/Community Health Systems Inc 9.750 01/15/34 1,979,523
157,000 (a) Churchill Downs Inc 5.500 04/01/27 157,085
978,000 (a) Churchill Downs Inc 4.750 01/15/28 968,424

Portfolio of Investments July 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,323,000 (a) Churchill Downs Inc 5.750% 04/01/30 $ 1,319,086
1,100,000 (a) Churchill Downs Inc 6.750 05/01/31 1,113,082
697,000 (a) Cimpress PLC 7.375 09/15/32 699,002
1,178,000 (a) Cinemark USA Inc 5.250 07/15/28 1,169,655
587,000 (a) Cinemark USA Inc 7.000 08/01/32 601,761
1,880,000 (a) Cipher Compute LLC 7.125 11/15/30 1,917,621
895,000 (a) CITGO Petroleum Corp 8.375 01/15/29 919,380
843,000 (a) Clarios Global LP / Clarios US Finance Co 6.750 05/15/28 853,575
1,183,000 (a) Clarios Global LP / Clarios US Finance Co 6.750 02/15/30 1,213,042
1,647,000 (a) Clarios Global LP / Clarios US Finance Co 6.750 09/15/32 1,659,371
1,078,000 (a) Clarivate Science Holdings Corp 3.875 07/01/28 1,041,509
1,038,000 (a) Clarivate Science Holdings Corp 4.875 07/01/29 955,806
509,000 (a) Clean Harbors Inc 5.125 07/15/29 502,752
722,000 (a) Clean Harbors Inc 6.375 02/01/31 729,407
832,000 (a) Clean Harbors Inc 5.750 10/15/33 827,159
904,000 (a) Clear Channel Outdoor Holdings Inc 7.875 04/01/30 938,825
1,455,000 (a) Clear Channel Outdoor Holdings Inc 7.125 02/15/31 1,500,840
1,258,000 (a) Clear Channel Outdoor Holdings Inc 7.500 03/15/33 1,318,629
300,000 (a) Cleveland-Cliffs Inc 4.625 03/01/29 290,976
862,000 (a) Cleveland-Cliffs Inc 6.875 11/01/29 871,193
912,000 (a) Cleveland-Cliffs Inc 6.750 04/15/30 917,345
306,000 (a) Cleveland-Cliffs Inc 4.875 03/01/31 282,141
1,047,000 (a) Cleveland-Cliffs Inc 7.500 09/15/31 1,068,555
1,763,000 (a) Cleveland-Cliffs Inc 7.000 03/15/32 1,766,693
1,036,000 (a) Cleveland-Cliffs Inc 7.375 05/01/33 1,047,097
2,019,000 (a) Cleveland-Cliffs Inc 7.625 01/15/34 2,043,006
4,736,000 (a) Cloud Software Group LLC 6.500 03/31/29 4,627,844
4,978,000 (a) Cloud Software Group LLC 9.000 09/30/29 4,877,204
2,488,000 (a) Cloud Software Group LLC 8.250 06/30/32 2,353,617
1,153,000 (a) Cloud Software Group LLC 6.625 08/15/33 1,005,243
904,000 (a),(b) Clue Opco LLC 9.500 10/15/31 878,021
987,000 (a) Clydesdale Acquisition Holdings Inc 6.625 04/15/29 981,045
641,000 (a) Clydesdale Acquisition Holdings Inc 6.875 01/15/30 635,489
1,232,000 (a) Clydesdale Acquisition Holdings Inc 8.750 04/15/30 1,177,427
1,484,000 (a) Clydesdale Acquisition Holdings Inc 6.750 04/15/32 1,413,216
523,000 (a) CNX Midstream Partners LP 4.750 04/15/30 501,334
303,000 (a) CNX Resources Corp 7.375 01/15/31 309,627
854,000 (a) CNX Resources Corp 7.250 03/01/32 878,247
753,000 (a) CNX Resources Corp 5.875 03/01/34 729,539
915,000 (a) Coeur Mining Inc 5.125 02/15/29 903,444
395,000 (a) Coeur Mining Inc 6.875 04/01/32 403,548
568,000 (a) Cogent Communications Group LLC / Cogent Finance Inc 7.000 06/15/27 560,710
504,000 (a) Cogent Communications Group LLC / Cogent Finance Inc 7.000 06/15/27 496,853
506,000 (a) Cogent Communications Group LLC / Cogent Finance Inc 6.500 07/01/32 450,350
1,684,000 (a) Coherent Corp 5.000 12/15/29 1,647,773
1,111,000 (a) Columbus McKinnon Corp/NY 7.125 01/31/33 1,119,333
296,000 Commercial Metals Co 3.875 02/15/31 275,547
350,000 Commercial Metals Co 4.375 03/15/32 327,353
1,825,000 (a) Commercial Metals Co 5.750 11/15/33 1,792,465
1,333,000 (a) Commercial Metals Co 6.000 12/15/35 1,309,940
770,000 (a) Compass Minerals International Inc 8.000 07/01/30 804,348
1,200,000 (a) CompoSecure Holdings LLC 5.625 02/01/33 1,153,450
643,000 (a) Comstock Resources Inc 6.750 03/01/29 631,682
1,462,000 (a) Comstock Resources Inc 6.750 03/01/29 1,439,834
1,183,000 (a) Comstock Resources Inc 5.875 01/15/30 1,114,518
933,000 (a) Concentra Health Services Inc 6.875 07/15/32 959,401
684,000 (a),(b) Conduent Business Services LLC / Conduent State & Local
Solutions Inc
6.000 11/01/29 586,413
2,335,000 (a) Connect Finco SARL / Connect US Finco LLC 9.000 09/15/29 2,449,367
2,632,000 (a) Connect Holding II LLC 10.500 04/03/31 2,575,803
543,000 (a) Consensus Cloud Solutions Inc 6.500 10/15/28 541,623
1,009,000 (a) Consolidated Energy Finance SA 5.625 10/15/28 974,512

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 515,000 (a) Consolidated Energy Finance SA 12.000% 02/15/31 $ 538,018
649,000 (a) Constellium SE 3.750 04/15/29 620,278
435,000 (a) Constellium SE 6.375 08/15/32 438,528
1,364,000 (a) Cooper-Standard Automotive Inc 9.250 03/01/31 1,388,365
750,000 (a) Core & Main LP 6.000 07/01/34 745,810
3,533,000 (a) Core Scientific Finance I LLC 7.750 05/15/31 3,459,603
572,000 CoreCivic Inc 8.250 04/15/29 593,841
1,000,000 (a) CoreLogic Inc 9.000 08/01/31 986,021
1,644,000 (a) CoreWeave Inc 9.250 06/01/30 1,536,411
2,567,000 (a) CoreWeave Inc 9.000 02/01/31 2,317,215
2,922,000 (a) CoreWeave Inc 9.750 10/01/31 2,651,315
2,340,000 (a) CoreWeave Inc 9.625 07/15/32 2,094,373
801,000 (a) Cougar JV Subsidiary LLC 8.000 05/15/32 837,778
1,655,000 (a) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500 06/15/31 1,611,372
1,007,000 (a) CQP Holdco LP / BIP-V Chinook Holdco LLC 7.500 12/15/33 1,055,374
673,000 Crane NXT Co 4.200 03/15/48 414,831
46,000 (a) Crescent Energy Finance LLC 9.750 10/15/30 48,491
1,349,000 (a) Crescent Energy Finance LLC 7.625 04/01/32 1,363,229
1,113,000 (a) Crescent Energy Finance LLC 7.875 04/15/32 1,133,455
1,181,000 (a) Crescent Energy Finance LLC 7.375 01/15/33 1,186,333
1,040,000 (a) Crescent Energy Finance LLC 8.375 01/15/34 1,073,073
417,000 (a) Crocs Inc 4.250 03/15/29 401,098
797,000 (a) Crocs Inc 4.125 08/15/31 732,564
791,000 Crown Americas LLC 5.250 04/01/30 789,252
939,000 Crown Americas LLC 5.875 06/01/33 937,088
47,000 (a) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 46,999
290,000 (a) Cushman & Wakefield US Borrower LLC 8.875 09/01/31 303,316
194,000 (a) CVR Energy Inc 5.750 02/15/28 193,447
1,036,000 (a) CVR Energy Inc 7.875 02/15/34 1,052,747
606,000 (a) CVR Partners LP / CVR Nitrogen Finance Corp 6.125 06/15/28 605,309
1,087,000 CVS Health Corp 6.750 12/10/54 1,119,971
2,837,000 CVS Health Corp 7.000 03/10/55 2,921,100
1,180,000 (a) Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125 04/15/31 1,169,533
924,000 (a) Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375 03/31/34 910,317
659,000 (a) Danaos Corp 6.875 10/15/32 673,254
129,000 (a) Darling Ingredients Inc 5.250 04/15/27 128,979
1,172,000 (a) Darling Ingredients Inc 6.000 06/15/30 1,177,256
3,241,000 (a) DaVita Inc 4.625 06/01/30 3,124,108
1,811,000 (a) DaVita Inc 3.750 02/15/31 1,670,486
1,385,000 (a) DaVita Inc 6.875 09/01/32 1,423,312
1,325,000 (a) DaVita Inc 6.750 07/15/33 1,358,371
548,000 (a) DBR Land Holdings LLC 6.250 12/01/30 552,707
602,000 (a) Dcli Bidco LLC 7.750 11/15/29 618,408
1,918,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625 03/15/29 1,990,568
683,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375 06/30/33 698,471
150,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 6.875 06/01/34 150,722
304,000 (a) Deluxe Corp 8.000 06/01/29 306,550
822,000 (a) Deluxe Corp 8.125 09/15/29 851,209
805,000 DENTSPLY SIRONA Inc 8.375 09/12/55 803,108
1,087,000 (a) Diebold Nixdorf Inc 7.750 03/31/30 1,128,434
886,000 (a) Directv Financing LLC 8.875 02/01/30 899,299
1,833,000 (a) Directv Financing LLC 8.875 02/01/30 1,866,230
3,202,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 10.000 02/15/31 3,345,882
1,787,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 9.250 06/01/32 1,828,610
1,320,000 Discovery Communications LLC 3.950 03/20/28 1,296,894
767,000 Discovery Communications LLC 4.125 05/15/29 753,578
1,051,000 Discovery Communications LLC 3.625 05/15/30 972,175
1,239,000 Discovery Communications LLC 5.000 09/20/37 907,568
1,106,000 Discovery Communications LLC 6.350 06/01/40 865,445
1,585,000 Discovery Global Holdings Inc 3.755 03/15/27 1,573,113
1,381,000 Discovery Global Holdings Inc 4.054 03/15/29 1,356,432
628,000 Discovery Global Holdings Inc 4.279 03/15/32 499,147

Portfolio of Investments July 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 2,734,000 Discovery Global Holdings Inc 4.279% 03/15/32 $ 2,429,350
4,925,000 Discovery Global Holdings Inc 5.050 03/15/42 3,422,875
1,368,000 Discovery Global Holdings Inc 5.141 03/15/52 869,460
927,000 (a) Domtar Corp 6.750 10/01/28 658,280
583,000 (a) Dorman Products Inc 6.250 06/15/34 584,662
562,000 (a) Dotdash Meredith Inc 7.625 06/15/32 527,263
315,000 (a) Dream Finders Homes Inc 8.250 08/15/28 321,258
411,000 (a) Dream Finders Homes Inc 6.875 09/15/30 401,156
873,000 (a) Dycom Industries Inc 4.500 04/15/29 847,396
287,000 (a) Dye & Durham Ltd 8.625 04/15/29 172,536
6,679,000 EchoStar Corp 10.750 11/30/29 7,224,167
1,125,000 (a) Edged Compute LLC 7.500 04/30/31 1,066,383
1,374,000 (a) Edgewell Personal Care Co 5.500 06/01/28 1,370,093
539,000 (a) Edgewell Personal Care Co 4.125 04/01/29 518,652
1,009,000 (a) Efesto Bidco SpA Efesto US LLC 7.500 02/15/32 1,020,254
890,000 Elanco Animal Health Inc 6.400 08/28/28 907,789
657,000 (a) Elastic NV 4.125 07/15/29 626,012
532,000 (a) Eldorado Gold Corp 6.250 09/01/29 531,416
1,203,000 (a) Element Solutions Inc 3.875 09/01/28 1,183,042
369,000 (a) ELK Grove Village Property LLC 7.500 06/15/31 355,440
821,000 (a) Ellucian Holdings Inc 6.500 12/01/29 789,476
1,020,000 (a) Embecta Corp 5.000 02/15/30 787,313
782,000 (a) Empire Communities Corp 9.750 05/01/29 803,583
3,036,000 (a) EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625 12/15/30 3,085,781
968,000 (a) EMRLD Borrower LP / Emerald Co-Issuer Inc 6.750 07/15/31 992,814
424,000 Encompass Health Corp 4.500 02/01/28 419,484
936,000 Encompass Health Corp 4.750 02/01/30 915,383
650,000 Encompass Health Corp 4.625 04/01/31 625,646
600,000 (a) Encompass Health Corp 5.875 06/01/34 594,033
1,229,000 (a) Endo Finance Holdings Inc 8.500 04/15/31 1,294,284
400,000 (a) Enerflex Inc 6.875 01/15/31 406,560
773,000 (a) Energizer Holdings Inc 4.750 06/15/28 765,050
975,000 (a) Energizer Holdings Inc 4.375 03/31/29 939,009
486,000 (a) Energizer Holdings Inc 6.000 09/15/33 460,531
1,047,000 Energy Transfer LP 8.000 05/15/54 1,098,785
668,000 Energy Transfer LP 7.125 10/01/54 682,142
1,435,000 Energy Transfer LP 6.500 02/15/56 1,435,159
905,000 Energy Transfer LP 6.750 02/15/56 907,806
750,000 Energy Transfer LP 6.550 01/15/57 740,481
750,000 Energy Transfer LP 6.700 01/15/57 738,912
376,000 (a) EnerSys 4.375 12/15/27 371,482
578,000 (a) EnerSys 6.625 01/15/32 584,912
568,000 (a) Enpro Inc 6.125 06/01/33 569,026
864,000 (a) EnQuest PLC 9.875 04/30/31 898,265
408,000 (a) Entegris Inc 4.375 04/15/28 400,501
1,789,000 (a) Entegris Inc 4.750 04/15/29 1,759,151
785,000 (a) Entegris Inc 3.625 05/01/29 746,512
1,013,000 (a) Entegris Inc 5.950 06/15/30 1,013,336
1,500,000 (a) EquipmentShare.com Inc 9.000 05/15/28 1,522,860
622,000 (a) EquipmentShare.com Inc 8.625 05/15/32 636,137
605,000 (a),(b) EquipmentShare.com Inc 8.000 03/15/33 609,581
1,631,000 (a) EquipmentShare.com Inc 7.125 07/01/34 1,557,812
747,000 (a) Esab Corp 6.250 04/15/29 754,907
1,455,000 (a) Esab Corp 5.625 04/01/31 1,437,409
750,000 (a) Everforth Inc 4.625 05/15/28 715,919
903,000 (a) Excelerate Energy LP 8.000 05/15/30 946,058
354,000 (a) EZCORP Inc 7.375 04/01/32 370,095
886,000 (a) Fair Isaac Corp 4.000 06/15/28 856,217
2,100,000 (a) Fair Isaac Corp 6.000 05/15/33 2,032,500
1,250,000 (a) Fair Isaac Corp 6.250 09/15/34 1,207,565
819,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 799,126
939,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 9.250 01/15/31 987,620

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,207,000 (a) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 01/15/29 $ 1,173,590
1,065,000 (a) Fibercop SpA 6.000 09/30/34 1,026,305
783,000 (a) Fibercop SpA 7.200 07/18/36 794,690
925,000 (a) Fibercop SpA 7.721 06/04/38 959,258
616,000 (a) Fiesta Purchaser Inc 7.875 03/01/31 616,237
763,000 (a) First Student Bidco Inc / First Transit Parent Inc 4.000 07/31/29 732,321
1,685,000 (a) Flash Compute LLC 7.250 12/31/30 1,701,551
850,000 Fluor Corp 4.250 09/15/28 832,603
350,000 FMC Corp 3.450 10/01/29 321,641
920,000 FMC Corp 5.650 05/18/33 821,832
920,000 FMC Corp 4.500 10/01/49 589,688
980,000 FMC Corp 6.375 05/18/53 762,838
784,000 FMC Corp 8.450 11/01/55 589,694
339,000 (a) Forestar Group Inc 5.000 03/01/28 336,516
630,000 (a) Forestar Group Inc 6.500 03/15/33 631,306
503,000 (a) Fortescue Treasury Pty Ltd 4.500 09/15/27 498,707
984,000 (a) Fortescue Treasury Pty Ltd 5.875 04/15/30 986,409
1,280,000 (a) Fortescue Treasury Pty Ltd 4.375 04/01/31 1,206,352
850,000 (a) Fortescue Treasury Pty Ltd 6.125 04/15/32 858,955
1,102,000 (a) Fortrea Holdings Inc 7.500 07/01/30 1,122,154
922,000 (a) Fortress Intermediate 3 Inc 7.500 06/01/31 938,118
542,000 (a),(b) Forvia SE 8.000 06/15/30 569,629
679,000 (a) Forvia SE 6.750 09/15/33 675,642
728,000 (a) Froneri Lux FinCo SARL 6.000 08/01/32 711,562
1,369,000 (a) Gaia Purchaser Inc 7.625 07/15/33 1,373,209
3,500,000 (a) Galaxy Helios Data Centers II LLC 9.875 08/01/31 3,509,520
968,000 (a) Gap Inc/The 3.625 10/01/29 910,636
944,000 (a) Gap Inc/The 3.875 10/01/31 855,611
340,000 (a) Garda World Security Corp 7.750 02/15/28 344,690
943,000 (a) Garda World Security Corp 6.500 01/15/31 953,378
999,000 (a) Garrett Motion Holdings Inc / Garrett LX I Sarl 7.750 05/31/32 1,038,408
759,000 (a) GCI LLC 4.750 10/15/28 744,202
469,000 (a) Gee Automotive Holdings LLC 7.250 03/01/31 472,548
525,000 (a) Gen Digital Inc 6.750 09/30/27 525,808
1,258,000 (a) Gen Digital Inc 7.125 09/30/30 1,277,115
1,139,000 (a) Gen Digital Inc 6.250 04/01/33 1,121,231
888,000 Genesis Energy LP / Genesis Energy Finance Corp 8.250 01/15/29 915,770
623,000 Genesis Energy LP / Genesis Energy Finance Corp 8.875 04/15/30 650,423
813,000 Genesis Energy LP / Genesis Energy Finance Corp 7.875 05/15/32 839,693
693,000 Genesis Energy LP / Genesis Energy Finance Corp 8.000 05/15/33 720,940
850,000 Genesis Energy LP / Genesis Energy Finance Corp 6.750 03/15/34 847,773
1,749,000 (a) GENMAB A/S/GENMAB FINANCE LLC 6.250 12/15/32 1,765,009
1,614,000 (a) GENMAB A/S/GENMAB FINANCE LLC 7.250 12/15/33 1,664,202
713,000 (a) Genting New York LLC / GENNY Capital Inc 7.250 10/01/29 729,550
1,000,000 GEO Group Inc/The 8.625 04/15/29 1,042,493
628,000 GEO Group Inc/The 10.250 04/15/31 677,235
92,000 (a) Getty Images Inc 14.000 03/01/28 62,059
755,000 (a) Getty Images Inc 11.250 02/21/30 592,199
718,000 (a) GFL Environmental Inc 4.000 08/01/28 700,163
719,000 (a) GFL Environmental Inc 4.750 06/15/29 700,581
784,000 (a) GFL Environmental Inc 4.375 08/15/29 753,786
1,517,000 (a) GFL Environmental Inc 6.750 01/15/31 1,535,357
559,000 (a) Global Auto Holdings Ltd/AAG FH UK Ltd 8.375 01/15/29 554,685
779,000 (a) Global Auto Holdings Ltd/AAG FH UK Ltd 11.500 08/15/29 819,030
665,000 (a) Global Auto Holdings Ltd/AAG FH UK Ltd 8.750 01/15/32 645,230
676,000 (a) Global Infrastructure Solutions Inc 5.625 06/01/29 674,094
427,000 (a) Global Infrastructure Solutions Inc 7.500 04/15/32 444,489
500,000 (a) Global Infrastructure Solutions Inc 6.375 07/15/34 503,415
1,202,000 (a) Global Medical Response Inc 7.375 10/01/32 1,223,181
313,000 Global Partners LP / GLP Finance Corp 6.875 01/15/29 314,604
837,000 (a) Global Partners LP / GLP Finance Corp 8.250 01/15/32 872,555
575,000 (a) Global Partners LP / GLP Finance Corp 7.125 07/01/33 582,288

Portfolio of Investments July 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 754,000 (a) Go Daddy Operating Co LLC / GD Finance Co Inc 5.250% 12/01/27 $ 752,741
939,000 (a) Go Daddy Operating Co LLC / GD Finance Co Inc 3.500 03/01/29 878,569
972,000 (a) Goat Holdco LLC 6.750 02/01/32 987,585
743,000 (a) Golar LNG Ltd 7.500 10/02/30 758,340
604,000 Goodyear Tire & Rubber Co/The 4.875 03/15/27 603,079
1,226,000 Goodyear Tire & Rubber Co/The 5.000 07/15/29 1,174,558
976,000 Goodyear Tire & Rubber Co/The 6.625 07/15/30 943,748
594,000 Goodyear Tire & Rubber Co/The 5.250 04/30/31 533,420
1,052,000 Goodyear Tire & Rubber Co/The 5.250 07/15/31 934,434
100,000 Goodyear Tire & Rubber Co/The 8.875 07/15/32 102,636
750,000 (b) Goodyear Tire & Rubber Co/The 5.625 04/30/33 655,170
446,000 (a) GoTo Group Inc 5.500 05/01/28 352,457
1,780,000 (a) Graham Holdings Co 5.625 12/01/33 1,737,170
506,000 Grand Canyon University 5.125 10/01/28 500,429
885,000 (a) Granite Construction Inc 6.375 06/15/34 882,469
394,000 (a) Graphic Packaging International LLC 4.750 07/15/27 391,313
396,000 (a) Graphic Packaging International LLC 3.500 03/15/28 384,131
363,000 (a) Graphic Packaging International LLC 3.500 03/01/29 343,752
743,000 (a) Graphic Packaging International LLC 3.750 02/01/30 692,583
579,000 (a) Graphic Packaging International LLC 6.375 07/15/32 578,068
788,000 (a) Gray Media Inc 10.500 07/15/29 830,993
1,161,000 (a) Gray Media Inc 7.250 08/15/33 1,148,299
666,000 (a) Great Canadian Gaming Corp/Raptor LLC 8.750 11/15/29 672,379
1,220,000 Griffon Corp 5.750 03/01/28 1,219,929
1,107,000 (a) Grifols SA 4.750 10/15/28 1,080,090
786,000 (a) Group 1 Automotive Inc 4.000 08/15/28 758,545
742,000 (a) Group 1 Automotive Inc 6.375 01/15/30 745,416
654,000 (a) Gulfport Energy Operating Corp 6.750 09/01/29 662,025
986,000 (a),(b) HAH Group Holding Co LLC 9.750 10/01/31 894,795
393,000 (a) Harrow Inc 8.625 09/15/30 398,463
1,049,000 (a) Harvest Midstream I LP 7.500 05/15/32 1,075,525
959,000 (a) Harvest Midstream I LP 6.750 05/15/34 962,818
87,000 HB Fuller Co 4.000 02/15/27 86,256
303,000 HB Fuller Co 4.250 10/15/28 296,217
935,000 (a) HealthEquity Inc 4.500 10/01/29 906,264
346,000 (a) Helix Energy Solutions Group Inc 9.750 03/01/29 362,835
1,522,000 (a) Herc Holdings Inc 6.625 06/15/29 1,549,289
2,103,000 (a) Herc Holdings Inc 7.000 06/15/30 2,168,759
500,000 (a) Herc Holdings Inc 5.750 03/15/31 495,039
1,460,000 (a) Herc Holdings Inc 7.250 06/15/33 1,506,517
650,000 (a) Herc Holdings Inc 6.000 03/15/34 637,280
2,045,000 (a),(b) Hertz Corp/The 12.625 07/15/29 1,333,766
697,000 (a) Hess Midstream Operations LP 5.875 03/01/28 700,539
627,000 (a) Hess Midstream Operations LP 5.125 06/15/28 624,443
1,004,000 (a) Hess Midstream Operations LP 6.500 06/01/29 1,021,034
977,000 (a) Hess Midstream Operations LP 4.250 02/15/30 935,489
601,000 (a) Hess Midstream Operations LP 5.500 10/15/30 598,864
737,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.250 11/01/28 739,181
1,173,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 5.750 02/01/29 1,170,705
891,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.000 04/15/30 881,667
546,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.000 02/01/31 532,241
571,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.250 04/15/32 554,299
639,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 8.375 11/01/33 670,417
597,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.875 05/15/34 584,737
1,038,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 7.250 02/15/35 1,029,521
550,000 (a) Hilton Domestic Operating Co Inc 5.875 04/01/29 554,174
1,783,000 (a) Hilton Domestic Operating Co Inc 3.750 05/01/29 1,708,745
1,514,000 Hilton Domestic Operating Co Inc 4.875 01/15/30 1,492,548
1,234,000 (a) Hilton Domestic Operating Co Inc 4.000 05/01/31 1,157,990
1,702,000 (a) Hilton Domestic Operating Co Inc 5.500 09/15/31 1,686,338
1,774,000 (a) Hilton Domestic Operating Co Inc 3.625 02/15/32 1,605,205
1,267,000 (a) Hilton Domestic Operating Co Inc 5.875 03/15/33 1,266,637

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,227,000 (a) Hilton Domestic Operating Co Inc 5.750% 09/15/33 $ 1,215,831
893,000 (a) Hilton Domestic Operating Co Inc 5.500 03/31/34 874,780
809,000 (a),(b) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
5.000 06/01/29 784,454
1,021,000 (a) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
4.875 07/01/31 944,344
1,165,000 (a) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
6.625 01/15/32 1,167,674
614,000 (a) HLF Financing Sarl LLC / Herbalife International Inc 4.875 06/01/29 571,013
1,034,000 (a) HLF Financing Sarl LLC / Herbalife International Inc 7.750 05/01/33 1,040,553
485,000 (a) HNI Corp 5.125 01/18/29 476,832
1,047,000 (a) Howard Hughes Corp/The 4.125 02/01/29 1,009,208
773,000 (a) Howard Midstream Energy Partners LLC 7.375 07/15/32 799,023
829,000 (a) Howard Midstream Energy Partners LLC 6.625 01/15/34 838,248
600,000 (a) Howard Midstream Energy Partners LLC 6.625 01/15/35 599,671
593,000 (a) Hudbay Minerals Inc 6.125 04/01/29 595,020
914,000 Huntsman International LLC 4.500 05/01/29 879,696
597,000 Huntsman International LLC 2.950 06/15/31 532,177
421,000 Huntsman International LLC 5.700 10/15/34 394,669
429,000 (a) Hybar LLC 7.375 07/01/34 430,610
805,000 (a) IAMGOLD Corp 5.750 10/15/28 803,077
54,000 (a) Iliad Holding SAS 7.000 10/15/28 54,131
1,413,000 (a) Iliad Holding SAS 8.500 04/15/31 1,486,336
1,059,000 (a) Iliad Holding SAS 7.000 04/15/32 1,068,154
1,005,000 (a) Industrial F&B Investments III Inc 7.750 02/11/33 1,020,382
809,000 (a) INEOS Finance PLC 6.750 05/15/28 805,876
911,000 INEOS Finance PLC 7.500 04/15/29 894,479
519,000 (a) INEOS Quattro Finance 2 Plc 9.625 03/15/29 458,562
815,000 (a) Infinity Natural Resources LLC 7.625 04/01/31 813,045
644,000 (a) Ingevity Corp 3.875 11/01/28 621,133
500,000 (a) Ingles Markets Inc 4.000 06/15/31 464,056
2,461,000 (a) Ingram Micro Inc 4.750 05/15/29 2,394,702
627,000 (a) Insight Enterprises Inc 6.625 05/15/32 630,507
750,000 (a) Installed Building Products Inc 5.625 02/01/34 723,974
692,000 (a) Insulet Corp 6.500 04/01/33 701,085
1,679,000 (a) ION Platform Finance US Inc 7.875 09/30/32 1,329,790
219,000 (a) ION Platform Finance US Inc / ION Platform Finance SARL 4.625 05/01/28 204,605
300,000 (a) ION Platform Finance US Inc / ION Platform Finance SARL 5.000 05/01/28 281,201
264,000 (a) ION Platform Finance US Inc / ION Platform Finance SARL 5.750 05/15/28 249,702
880,000 (a) ION Platform Finance US Inc / ION Platform Finance SARL 8.750 05/01/29 819,864
1,500,000 (a) ION Platform Finance US Inc / ION Platform Finance SARL 9.500 05/30/29 1,419,365
876,000 (a) ION Platform Finance US Inc / ION Platform Finance SARL 9.000 08/01/29 816,536
468,000 (a) IQVIA Inc 5.000 05/15/27 467,425
550,000 (a) IQVIA Inc 6.500 05/15/30 560,403
2,638,000 (a) IQVIA Inc 6.250 06/01/32 2,671,927
1,347,000 (a) Iron Mountain Inc 4.875 09/15/27 1,342,589
1,985,000 (a) Iron Mountain Inc 5.250 03/15/28 1,977,825
328,000 (a) Iron Mountain Inc 5.000 07/15/28 324,824
1,709,000 (a) Iron Mountain Inc 7.000 02/15/29 1,736,091
2,240,000 (a) Iron Mountain Inc 4.875 09/15/29 2,185,412
780,000 (a) Iron Mountain Inc 5.250 07/15/30 762,225
1,295,000 (a) Iron Mountain Inc 4.500 02/15/31 1,225,645
764,000 (a) Iron Mountain Inc 5.625 07/15/32 747,698
1,452,000 (a) Iron Mountain Inc 6.250 01/15/33 1,457,579
1,545,000 (a) Iron Mountain Inc 6.250 01/15/35 1,525,554
876,000 (a) Iron Mountain Information Management Services Inc 5.000 07/15/32 832,366
1,152,000 (a) Ithaca Energy North Sea PLC 8.125 10/15/29 1,192,302
1,374,000 (a) ITT Holdings LLC 6.500 08/01/29 1,358,561
654,000 (a) Jacobs Entertainment Inc 6.750 02/15/29 641,738
753,000 (a) Jaguar Land Rover Automotive PLC 4.500 10/01/27 743,174
650,000 (a) Jaguar Land Rover Automotive PLC 5.875 01/15/28 648,689
448,000 (a) Jaguar Land Rover Automotive PLC 5.500 07/15/29 443,180

Portfolio of Investments July 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,864,000 (a) Jazz Securities DAC 4.375% 01/15/29 $ 1,824,807
1,037,000 (a) JB Poindexter & Co Inc 8.750 12/15/31 1,068,482
2,807,000 (a) JetBlue Airways Corp / JetBlue Loyalty LP 9.875 09/20/31 2,442,494
886,000 (a) JW Aluminum Continuous Cast Co 10.250 04/01/30 920,985
883,000 (a) K Hovnanian Enterprises Inc 8.000 04/01/31 900,068
591,000 (a) K Hovnanian Enterprises Inc 8.375 10/01/33 600,580
612,000 (a) Kaiser Aluminum Corp 4.500 06/01/31 578,513
645,000 (a) Kaiser Aluminum Corp 5.875 03/01/34 629,483
6,000 KB Home 6.875 06/15/27 6,029
671,000 KB Home 7.250 07/15/30 679,980
797,000 KB Home 4.000 06/15/31 736,186
314,000 (a) KBR Inc 4.750 09/30/28 309,061
977,000 (a) Kedrion SpA 6.500 09/01/29 963,250
1,140,000 (a) KeHE Distributors LLC / KeHE Finance Corp / NextWave
Distribution Inc
9.000 02/15/29 1,187,323
750,000 (a) KeHE Distributors LLC / KeHE Finance Corp / NextWave
Distribution Inc
7.125 04/30/33 762,563
467,000 (a) Ken Garff Automotive LLC 4.875 09/15/28 461,966
2,127,000 (a) Kinetik Holdings LP 6.625 12/15/28 2,162,210
962,000 (a) Kinetik Holdings LP 5.875 06/15/30 963,066
674,000 (a),(b) Kingpin Intermediate Holdings LLC 7.250 10/15/32 546,918
514,000 (a) Knife River Corp 7.750 05/01/31 530,203
330,000 (a) Kodiak Gas Services LLC 5.875 04/01/31 326,291
853,000 (a) Kodiak Gas Services LLC 6.500 10/01/33 851,897
1,292,000 (a) Kodiak Gas Services LLC 6.750 10/01/35 1,301,813
512,000 (a) Kohl's Corp 10.000 06/01/30 553,015
542,000 Kohl's Corp 5.125 05/01/31 485,759
533,000 Kohl's Corp 5.550 07/17/45 364,494
607,000 (a) Kontoor Brands Inc 4.125 11/15/29 579,470
465,000 (a) Korn Ferry 4.625 12/15/27 462,174
504,000 (a) Kraken Oil & Gas Partners LLC 7.625 08/15/29 508,923
450,000 (a) Kraken Oil & Gas Partners LLC 7.125 05/15/31 443,786
606,000 Lamar Media Corp 3.750 02/15/28 593,053
357,000 Lamar Media Corp 4.875 01/15/29 351,816
943,000 Lamar Media Corp 4.000 02/15/30 899,496
768,000 Lamar Media Corp 3.625 01/15/31 711,983
1,558,000 (a) Lamar Media Corp 5.375 11/01/33 1,514,009
495,000 (a) Lamb Weston Holdings Inc 4.875 05/15/28 490,765
1,209,000 (a) Lamb Weston Holdings Inc 4.125 01/31/30 1,151,076
916,000 (a) Lamb Weston Holdings Inc 4.375 01/31/32 858,545
1,139,000 (a) LBM Acquisition LLC 9.500 06/15/31 953,514
1,409,000 (a) LCM Investments Holdings II LLC 4.875 05/01/29 1,374,406
831,000 (a) LCM Investments Holdings II LLC 8.250 08/01/31 865,766
2,259,000 (a) Level 3 Financing Inc 6.875 06/30/33 2,286,446
3,139,000 (a) Level 3 Financing Inc 7.000 03/31/34 3,192,659
2,605,000 (a) Level 3 Financing Inc 8.500 01/15/36 2,710,195
1,421,000 (a) Level 3 Financing Inc 7.500 02/15/37 1,411,332
590,000 (a) Levi Strauss & Co 3.500 03/01/31 544,535
557,000 (a) LGI Homes Inc 8.750 12/15/28 571,863
262,000 (a) LGI Homes Inc 4.000 07/15/29 242,121
531,000 (a) LGI Homes Inc 7.000 11/15/32 517,583
616,000 (a) Life Time Inc 6.000 11/15/31 621,248
1,024,000 (a) LifePoint Health Inc 9.875 08/15/30 1,074,987
922,000 (a) LifePoint Health Inc 8.375 02/15/32 928,263
2,093,000 (a) LifePoint Health Inc 7.000 05/01/34 1,954,947
455,000 (a) Light & Wonder International Inc 7.250 11/15/29 462,447
914,000 (a) Light & Wonder International Inc 7.500 09/01/31 941,476
1,534,000 (a) Light & Wonder International Inc 6.250 10/01/33 1,507,155
774,000 (a) Lindblad Expeditions LLC 7.000 09/15/30 796,788
325,000 (a) Lithia Motors Inc 4.625 12/15/27 323,434
1,087,000 (a) Lithia Motors Inc 3.875 06/01/29 1,043,620
728,000 (a) Lithia Motors Inc 5.500 10/01/30 717,575

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 702,000 (a) Lithia Motors Inc 4.375% 01/15/31 $ 664,525
1,459,000 (a) Live Nation Entertainment Inc 4.750 10/15/27 1,451,491
592,000 (a) Live Nation Entertainment Inc 3.750 01/15/28 579,615
617,000 (a) LSB Industries Inc 6.250 10/15/28 615,667
785,000 (a) Lsf12 Helix Parent LLC 7.125 02/01/33 768,545
365,000 Lumen Technologies Inc 7.600 09/15/39 333,519
1,355,000 Lumen Technologies Inc 7.650 03/15/42 1,230,435
420,000 M/I Homes Inc 4.950 02/01/28 416,210
383,000 M/I Homes Inc 3.950 02/15/30 360,865
585,000 (a) Macy's Retail Holdings LLC 6.125 03/15/32 586,747
675,000 (a) Macy's Retail Holdings LLC 7.375 08/01/33 702,399
493,000 Macy's Retail Holdings LLC 4.500 12/15/34 442,981
245,000 Macy's Retail Holdings LLC 5.125 01/15/42 198,802
265,000 Macy's Retail Holdings LLC 4.300 02/15/43 189,076
1,253,000 (a) Madison IAQ LLC 4.125 06/30/28 1,226,616
1,076,000 (a) Madison IAQ LLC 5.875 06/30/29 1,076,027
553,000 (a) Magnera Corp 4.750 11/15/29 515,236
1,012,000 (a) Magnera Corp 7.250 11/15/31 990,495
482,000 (a) Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance
Corp
6.875 12/01/32 490,144
110,000 (a),(d) Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance
Corp
6.625 08/15/34 110,037
325,000 (a) Manitowoc Co Inc/The 9.250 10/01/31 344,220
493,000 Marriott Ownership Resorts Inc 4.750 01/15/28 486,678
622,000 (a) Marriott Ownership Resorts Inc 4.500 06/15/29 599,599
783,000 (a) Marriott Ownership Resorts Inc 6.500 10/01/33 770,032
615,000 (a) Martin Midstream Partners LP / Martin Midstream Finance Corp 11.500 02/15/28 627,120
876,000 (a),(b) Masterbrand Inc 7.000 07/15/32 876,495
1,439,000 (a) Matador Resources Co 6.500 04/15/32 1,436,308
849,000 (a) Matador Resources Co 6.250 04/15/33 835,403
758,000 (a) Matador Resources Co 6.000 04/15/34 733,127
409,000 (a) Match Group Holdings II LLC 5.000 12/15/27 407,796
432,000 (a) Match Group Holdings II LLC 4.625 06/01/28 425,125
482,000 (a) Match Group Holdings II LLC 5.625 02/15/29 480,309
904,000 (a) Match Group Holdings II LLC 4.125 08/01/30 845,811
529,000 (a) Match Group Holdings II LLC 3.625 10/01/31 472,317
861,000 (a) Match Group Holdings II LLC 6.125 09/15/33 838,307
1,220,000 (a) Mattamy Group Corp 4.625 03/01/30 1,169,204
237,000 (a) Mattamy Group Corp 6.000 12/15/33 225,594
3,475,000 (a) Mauser Packaging Solutions Holding Co 7.875 04/15/30 3,544,153
831,000 (a) Maxam Prill Sarl 7.750 07/15/30 852,829
1,397,000 (a) McGraw-Hill Education Inc 5.750 08/01/28 1,386,213
825,000 (a) McGraw-Hill Education Inc 7.375 09/01/31 835,428
3,200,000 (a) Medline Borrower LP 5.250 10/01/29 3,170,076
672,000 (a) Men's Wearhouse LLC/The 9.000 02/01/31 716,642
6,156,000 (a) Meridian Arc Holdco LLC 6.250 04/30/31 5,914,887
714,000 (a) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 559,247
649,000 Methanex Corp 5.125 10/15/27 649,936
1,111,000 Methanex Corp 5.250 12/15/29 1,101,248
486,000 Methanex Corp 5.650 12/01/44 424,816
595,000 (a) Methanex US Operations Inc 6.250 03/15/32 600,879
46,000 MGM Resorts International 5.500 04/15/27 46,049
787,000 MGM Resorts International 4.750 10/15/28 779,157
1,391,000 MGM Resorts International 6.125 09/15/29 1,399,563
1,058,000 MGM Resorts International 6.500 04/15/32 1,047,562
2,547,000 (a) Michaels Cos Inc/The 8.500 03/15/33 2,523,125
958,000 (a) Midcontinent Communications 8.000 08/15/32 813,568
921,000 (a) Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp 4.875 05/01/29 894,416
180,000 (a) Millicom International Cellular SA2028 2028 5.125 01/15/28 178,054
1,395,000 (a) Millicom International Cellular SA2029 2029 6.250 03/25/29 1,393,851
1,078,000 (a) Millicom International Cellular SA 4.500 04/27/31 990,097
1,200,000 (a) Millicom International Cellular SA 7.375 04/02/32 1,229,098

Portfolio of Investments July 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,452,000 (a) Millrose Properties Inc 6.375% 08/01/30 $ 1,462,735
998,000 (a) Millrose Properties Inc 6.250 09/15/32 997,156
2,002,000 (a) Mineral Resources Ltd 9.250 10/01/28 2,059,142
648,000 (a) Mineral Resources Ltd 8.500 05/01/30 668,181
633,000 (a) Mineral Resources Ltd 7.000 04/01/31 651,400
967,000 (a) Mineral Resources Ltd 6.250 05/01/34 942,495
472,000 (a) Minerals Technologies Inc 5.000 07/01/28 465,510
946,000 (a) Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.750 04/01/32 931,428
514,000 (a) MIWD Holdco II LLC / MIWD Finance Corp 5.500 02/01/30 475,678
672,000 (a) Mobius Merger Sub Inc 9.000 06/01/30 459,914
880,000 (a) Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC
8.250 04/15/30 915,361
1,070,000 (a) Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC
11.875 04/15/31 1,159,729
565,000 (a) Moog Inc 5.500 10/15/34 546,595
884,000 (a) Moss Creek Resources Holdings Inc 8.250 09/01/31 886,050
479,000 (a) Motion Finco Sarl 8.375 02/15/32 375,466
566,000 (a) Mueller Water Products Inc 4.000 06/15/29 542,194
600,000 (b) Murphy Oil Corp 6.000 10/01/32 594,183
350,000 Murphy Oil Corp 6.500 02/15/34 346,095
819,000 Murphy Oil Corp 5.875 12/01/42 710,509
510,000 Murphy Oil USA Inc 4.750 09/15/29 500,935
627,000 (a) Murphy Oil USA Inc 3.750 02/15/31 583,062
797,000 (a) Murphy Oil USA Inc 5.875 06/01/34 789,663
457,000 (a) Nabors Industries Inc 9.125 01/31/30 477,787
1,390,000 (a) Nabors Industries Inc 8.875 08/15/31 1,430,274
250,000 (a) Nabors Industries Inc 7.625 11/15/32 254,992
1,550,000 (a) National Mentor Holdings Inc 10.500 12/15/30 1,634,712
621,000 (a) NCL Corp Ltd 7.750 02/15/29 644,742
442,000 (a) NCL Corp Ltd 6.250 03/01/30 438,761
1,557,000 (a) NCL Corp Ltd 5.875 01/15/31 1,488,058
2,013,000 (a) NCL Corp Ltd 6.750 02/01/32 1,973,069
1,520,000 (a) NCL Corp Ltd 6.250 09/15/33 1,444,836
446,000 (a) NCL Finance Ltd 6.125 03/15/28 448,638
1,614,000 (a) NCR Atleos Corp 9.500 04/01/29 1,711,720
621,000 (a) NCR Voyix Corp 5.000 10/01/28 601,552
791,000 (a) NCR Voyix Corp 5.125 04/15/29 766,969
375,000 (a) Neogen Food Safety Corp 8.625 07/20/30 392,516
3,571,000 (a) Neptune Bidco US Inc 9.290 04/15/29 3,638,291
715,000 (a) Neptune Bidco US Inc 10.375 05/15/31 748,565
2,444,000 (a) Neptune Bidco US Inc 9.500 02/15/33 2,489,639
1,118,000 (a) NESCO Holdings II Inc 5.500 04/15/29 1,110,028
686,000 (a) New Enterprise Stone & Lime Co Inc 5.250 07/15/28 681,743
691,000 (a) New Flyer Holdings Inc 9.250 07/01/30 739,691
1,153,000 Newell Brands Inc 6.375 09/15/27 1,156,499
1,318,000 (a) Newell Brands Inc 8.500 06/01/28 1,375,642
851,000 Newell Brands Inc 6.375 05/15/30 860,345
1,197,000 (b) Newell Brands Inc 6.625 05/15/32 1,211,032
447,000 (b) Newell Brands Inc 7.375 04/01/36 450,416
799,000 Newell Brands Inc 7.500 04/01/46 736,614
255,000 (a) Newfold Digital Holdings Group Inc 11.750 04/30/29 221,213
571,000 Newmark Group Inc 7.500 01/12/29 591,699
1,925,000 (a) Nexstar Media Inc 4.750 11/01/28 1,887,575
3,155,000 (a) Nexstar Media Inc 6.500 09/15/33 3,138,830
2,660,000 (a) Nexstar Media Inc 7.250 04/15/34 2,665,961
1,099,000 (a) NGL Energy Operating LLC / NGL Energy Finance Corp 8.125 02/15/29 1,126,566
1,616,000 (a) NGL Energy Operating LLC / NGL Energy Finance Corp 8.375 02/15/32 1,680,456
543,000 (a) Nissan Motor Acceptance Co LLC 5.300 09/13/27 539,555
549,000 (a) Nissan Motor Acceptance Co LLC 2.750 03/09/28 522,421
396,000 (a) Nissan Motor Acceptance Co LLC 2.450 09/15/28 367,680
707,000 (a) Nissan Motor Acceptance Co LLC 7.050 09/15/28 721,425
1,008,000 (a) Nissan Motor Acceptance Co LLC 5.625 09/29/28 1,002,006

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,355,000 (a) Nissan Motor Acceptance Co LLC 6.125% 09/30/30 $ 1,323,302
3,356,000 (a) Nissan Motor Co Ltd 4.345 09/17/27 3,299,983
2,211,000 (a) Nissan Motor Co Ltd 7.500 07/17/30 2,264,657
2,884,000 (a) Nissan Motor Co Ltd 4.810 09/17/30 2,673,314
803,000 (a) Nissan Motor Co Ltd 7.750 07/17/32 829,481
1,785,000 (a) Nissan Motor Co Ltd 8.125 07/17/35 1,883,459
1,259,000 (a) Noble Finance II LLC 8.000 04/15/30 1,301,537
881,000 (a) Noble Finance II LLC 6.250 06/15/34 855,513
307,000 Nordstrom Inc 4.000 03/15/27 302,339
251,000 Nordstrom Inc 6.950 03/15/28 254,884
580,000 Nordstrom Inc 4.375 04/01/30 554,324
648,000 Nordstrom Inc 4.250 08/01/31 602,821
1,132,000 Nordstrom Inc 5.000 01/15/44 815,034
668,000 (a) Northern Oil & Gas Inc 8.750 06/15/31 688,442
910,000 (a) Northern Oil & Gas Inc 7.875 10/15/33 910,652
773,000 (a) Northriver Midstream Finance LP 6.750 07/15/32 778,978
1,426,000 (a) NOVA Chemicals Corp 4.250 05/15/29 1,387,089
405,000 (a) NOVA Chemicals Corp 9.000 02/15/30 424,278
999,000 (a) NOVA Chemicals Corp 7.000 12/01/31 1,047,755
1,790,000 (a) Novelis Corp 4.750 01/30/30 1,720,454
1,089,000 (a) Novelis Corp 6.875 01/30/30 1,117,340
692,000 (a) Novelis Corp 3.875 08/15/31 628,123
1,384,000 (a) Novelis Corp 6.375 08/15/33 1,381,471
524,000 (a) Nufarm Australia Ltd / Nufarm Americas Inc 5.000 01/27/30 498,411
492,000 NuStar Logistics LP 5.625 04/28/27 493,466
738,000 NuStar Logistics LP 6.375 10/01/30 752,874
3,820,000 (a) OAK-Eagle Acquireco Inc 7.250 07/01/33 3,958,181
3,160,000 (a) OAK-Eagle Acquireco Inc 8.750 07/01/34 3,329,019
750,000 (a) Oceaneering International Inc 6.875 07/15/34 767,410
604,000 (a) OI European Group BV 4.750 02/15/30 553,869
1,065,000 Olin Corp 5.625 08/01/29 1,053,450
1,212,000 (a) Olin Corp 6.625 04/01/33 1,186,054
1,418,000 (a) Olympus Water US Holding Corp 4.250 10/01/28 1,368,736
764,000 (a) Olympus Water US Holding Corp 7.250 06/15/31 772,046
1,177,000 (a) Olympus Water US Holding Corp 6.750 08/01/32 1,145,519
2,210,000 (a) Olympus Water US Holding Corp 7.250 02/15/33 2,164,848
708,000 (a) ON Semiconductor Corp 3.875 09/01/28 683,002
717,000 (a) OneSky Flight LLC 8.875 12/15/29 753,802
566,000 (a) Ontario Gaming GTA LP/OTG Co-Issuer Inc 8.000 08/01/30 566,085
1,463,000 (a) Opal Bidco SAS 6.500 03/31/32 1,471,408
875,000 (a) Open Text Corp 3.875 02/15/28 853,052
1,047,000 (a) Open Text Corp 3.875 12/01/29 962,974
1,304,000 (a) Open Text Holdings Inc 4.125 02/15/30 1,202,993
775,000 (a) Open Text Holdings Inc 4.125 12/01/31 683,836
617,000 (a) Option Care Health Inc 4.375 10/31/29 592,397
2,503,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125 04/30/28 2,463,238
2,052,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 2,030,985
749,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 6.750 05/15/34 782,014
976,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875 05/15/34 1,041,197
513,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 4.250 01/15/29 498,392
814,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 4.625 03/15/30 786,159
867,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 7.375 02/15/31 896,905
373,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 6.000 06/15/34 368,338
944,000 (a),(b) Owens-Brockway Glass Container Inc 7.250 05/15/31 893,707
272,000 (a) Owens-Brockway Glass Container Inc 7.375 06/01/32 251,148
633,000 (a) Owens-Brockway Glass Container Inc 9.500 06/01/33 622,760
909,000 (a),(b) Pagaya US Holdings Co LLC 8.875 08/01/30 810,771
461,000 (a) Papa John's International Inc 3.875 09/15/29 431,053
500,000 (a) Par Petroleum LLC 7.375 06/01/34 517,379
987,000 (a) Paradigm Parent LLC and Paradigm Parent CO-Issuer Inc 8.750 04/17/32 904,694
1,036,000 Paramount Global 4.200 06/01/29 983,771
1,500,000 Paramount Global 7.875 07/30/30 1,563,849

Portfolio of Investments July 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,500,000 Paramount Global 4.950% 01/15/31 $ 1,374,603
1,500,000 Paramount Global 4.200 05/19/32 1,275,465
525,000 Paramount Global 5.500 05/15/33 458,184
165,000 Paramount Global 6.875 04/30/36 150,816
1,033,000 Paramount Global 5.900 10/15/40 750,378
930,000 Paramount Global 4.850 07/01/42 598,960
1,950,000 Paramount Global 4.375 03/15/43 1,192,226
940,000 Paramount Global 5.850 09/01/43 666,359
1,468,000 Paramount Global 5.250 04/01/44 946,243
905,000 Paramount Global 4.900 08/15/44 563,154
745,000 Paramount Global 4.600 01/15/45 449,828
1,899,000 Paramount Global 4.950 05/19/50 1,150,848
292,000 Paramount Global 6.250 02/28/57 226,748
446,000 Paramount Global 6.375 03/30/62 368,920
981,000 (a) Park River Holdings Inc 8.000 03/15/31 976,504
671,000 (a) Park-Ohio Industries Inc 8.500 08/01/30 701,118
404,000 (a) Patrick Industries Inc 4.750 05/01/29 394,110
621,000 (a) Patrick Industries Inc 6.375 11/01/32 612,377
424,000 (a) Paysafe Finance PLC / Paysafe Holdings US Corp 4.000 06/15/29 369,315
896,000 (a) PBF Holding Co LLC / PBF Finance Corp 9.875 03/15/30 959,956
961,000 (a) PBF Holding Co LLC / PBF Finance Corp 7.875 09/15/30 997,345
500,000 (a) PBF Holding Co LLC / PBF Finance Corp 7.250 06/01/34 507,776
508,000 (a) Pediatrix Medical Group Inc 5.375 02/15/30 496,822
132,000 (a) Penn Entertainment Inc 5.625 01/15/27 132,091
390,000 (a) Penn Entertainment Inc 4.125 07/01/29 371,728
750,000 (a) Penn Entertainment Inc 6.750 04/01/31 752,711
625,000 Penske Automotive Group Inc 3.750 06/15/29 596,801
325,000 (a) Perenti Finance Pty Ltd 7.500 04/26/29 333,242
983,000 (a) Performance Food Group Inc 4.250 08/01/29 950,346
1,520,000 (a) Performance Food Group Inc 6.125 09/15/32 1,524,294
1,500,000 (a) Performance Food Group Inc 5.625 03/01/34 1,454,996
750,000 (a) PERIMETER HOL 6.250 01/15/34 736,278
656,000 Perrigo Finance Unlimited Co 5.150 06/15/30 620,250
1,079,000 Perrigo Finance Unlimited Co 6.125 09/30/32 1,025,129
440,000 Perrigo Finance Unlimited Co 4.900 12/15/44 319,429
737,000 (a) Petco Health & Wellness Co Inc 8.250 02/01/31 739,355
2,361,000 (a) PetSmart Inc / PetSmart Finance Corp 7.500 09/15/32 2,385,573
500,000 (a) Phinia Inc 6.750 04/15/29 508,281
691,000 (a) Phinia Inc 6.625 10/15/32 697,873
1,469,000 (a) Photo Holdings LLC 12.000 07/01/31 1,513,370
1,083,000 Pilgrim's Pride Corp 4.250 04/15/31 1,029,726
1,156,000 Pilgrim's Pride Corp 3.500 03/01/32 1,040,306
557,000 Pilgrim's Pride Corp 6.250 07/01/33 571,611
826,000 Pilgrim's Pride Corp 6.875 05/15/34 879,417
801,000 (a) Pioneer Opco LLC 7.000 05/15/33 808,739
605,000 (a) Pitney Bowes Inc 7.250 03/15/29 609,699
751,000 (a) PLS Group Ltd 6.875 05/01/31 761,196
600,000 (a) PODS LLC 8.750 05/15/31 571,475
639,000 (a) Post Holdings Inc 4.625 04/15/30 615,520
1,045,000 (a) Post Holdings Inc 4.500 09/15/31 968,493
1,468,000 (a) Post Holdings Inc 6.250 02/15/32 1,473,931
1,640,000 (a) Post Holdings Inc 6.375 03/01/33 1,615,084
1,524,000 (a) Post Holdings Inc 6.250 10/15/34 1,481,735
2,200,000 (a) Post Holdings Inc 6.500 03/15/36 2,145,868
5,234,000 (a) PR RNO Property Owner 1 LLC 6.500 05/01/31 4,928,434
555,000 (a) Prairie Acquiror LP 9.000 08/01/29 572,493
449,000 (a) Precision Drilling Corp 6.875 01/15/29 451,003
1,006,000 (a) Prestige Brands Inc 3.750 04/01/31 922,382
1,807,000 (a) Prime Healthcare Services Inc 9.375 09/01/29 1,884,087
1,220,000 (a) Prime Security Services Borrower LLC / Prime Finance Inc 3.375 08/31/27 1,198,219
969,000 (a) Primo Water Holdings Inc / Triton Water Holdings Inc 6.250 04/01/29 972,124
848,000 (a) Primo Water Holdings Inc / Triton Water Holdings Inc 4.375 04/30/29 821,564

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 498,000 (a) PTC Inc 4.000% 02/15/28 $ 486,959
1,075,000 (a) Qnity Electronics Inc 5.750 08/15/32 1,067,353
1,213,000 (a) Qnity Electronics Inc 6.250 08/15/33 1,218,650
4,818,000 (a) Quikrete Holdings Inc 6.375 03/01/32 4,876,799
1,961,000 (a) Quikrete Holdings Inc 6.750 03/01/33 1,986,927
470,000 Qwest Corp 6.500 09/01/51 353,428
255,000 (a) QXO Building Products Inc 6.500 07/15/31 256,034
2,971,000 (a) QXO Building Products Inc 6.750 04/30/32 3,034,164
1,972,000 (a) QXO Building Products Inc 6.875 07/15/34 1,974,946
1,091,000 (a) Radiology Partners Inc 8.500 07/15/32 1,146,499
400,000 (a) Railworks Holdings LP / Railworks Rally Inc 8.250 11/15/28 400,441
1,380,000 (a) Rain Carbon Inc 12.250 09/01/29 1,470,024
1,789,000 (a) Rakuten Group Inc 11.250 02/15/27 1,839,346
2,328,000 (a) Rakuten Group Inc 9.750 04/15/29 2,527,674
1,148,000 (a),(b),(c) Rakuten Group Inc 6.250 N/A 1,088,345
1,047,000 (a) Rand Parent LLC 8.500 02/15/30 1,073,322
550,000 (a) Range Resources Corp 4.750 02/15/30 535,434
1,632,000 (a) Raven Acquisition Holdings LLC 6.875 11/15/31 1,587,765
452,000 (a) RB Global Holdings Inc 6.750 03/15/28 456,032
1,127,000 (a) RB Global Holdings Inc 7.750 03/15/31 1,163,009
538,000 (a) Resideo Funding II LLC 4.000 09/01/29 509,435
1,273,000 (a) Resideo Funding II LLC 6.500 07/15/32 1,273,429
1,060,000 (a) Resorts World Las Vegas LLC / RWLV Capital Inc 4.625 04/16/29 953,775
819,000 (a) Resorts World Las Vegas LLC / RWLV Capital Inc 8.450 07/27/30 808,098
344,000 (a) Resorts World Las Vegas LLC / RWLV Capital Inc 4.625 04/06/31 289,051
938,000 (a) Reworld Holding Corp 4.875 12/01/29 890,202
682,000 (a) RingCentral Inc 8.500 08/15/30 711,476
950,000 (a) Risewell Homes Inc 9.250 10/01/29 962,919
215,000 (a) Risewell Homes Inc 8.500 11/01/30 219,303
772,000 (a) Rithm Capital Corp 8.500 06/01/31 773,885
711,000 (a) Rivers Enterprise Borrower LLC 6.250 10/15/30 714,151
698,000 (a) Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp 6.625 02/01/33 702,335
1,191,000 (a) ROBLOX Corp 3.875 05/01/30 1,109,065
966,000 (a) Rocket Software Inc 9.000 11/28/28 956,134
550,000 (a) Rockies Express Pipeline LLC 4.950 07/15/29 542,503
434,000 (a) Rockies Express Pipeline LLC 4.800 05/15/30 422,615
780,000 (a) Rockies Express Pipeline LLC 6.750 03/15/33 793,021
346,000 (a) Rockies Express Pipeline LLC 7.500 07/15/38 363,730
644,000 (a) Rockies Express Pipeline LLC 6.875 04/15/40 647,662
1,934,000 Rogers Communications Inc 7.125 04/15/55 1,951,893
1,500,000 Rogers Communications Inc 6.875 07/31/56 1,500,612
635,000 (a) Roller Bearing Co of America Inc 4.375 10/15/29 615,356
1,283,000 (a) RR Donnelley & Sons Co 9.500 08/01/29 1,329,747
601,000 (a) RR Donnelley & Sons Co 10.875 08/01/29 612,754
600,000 (a) RXO Inc 6.375 05/15/31 598,718
711,000 (a) S&S Holdings LLC 8.375 10/01/31 686,575
400,000 (a) Sabre Financial Borrower LLC 11.125 06/15/29 420,850
969,000 (a) Sabre GLBL Inc 10.750 11/15/29 932,662
1,167,000 (a) Sabre GLBL Inc 10.750 03/15/30 1,117,403
1,453,000 (a) Sabre GLBL Inc 11.125 07/15/30 1,398,513
335,000 Safeway Inc 7.250 02/01/31 347,358
770,000 Sally Holdings LLC / Sally Capital Inc 6.750 04/01/32 784,584
600,000 (a) Saturn Oil & Gas Inc 8.500 07/30/31 601,663
1,761,000 SBA Communications Corp 3.125 02/01/29 1,681,413
502,000 (a) Science Applications International Corp 4.875 04/01/28 494,754
685,000 (a) Science Applications International Corp 5.875 11/01/33 670,478
1,639,000 (a) SCIH Salt Holdings Inc 4.875 05/01/28 1,638,918
900,000 (a),(d) SCIH Salt Holdings Inc 6.625 08/15/31 899,839
200,000 Scotts Miracle-Gro Co/The 5.250 12/15/26 199,500
482,000 Scotts Miracle-Gro Co/The 4.500 10/15/29 472,564
622,000 Scotts Miracle-Gro Co/The 4.000 04/01/31 578,014
425,000 Scotts Miracle-Gro Co/The 4.375 02/01/32 393,048

Portfolio of Investments July 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 671,000 (a) Scripps Escrow II Inc 3.875% 01/15/29 $ 613,181
904,000 (a) SE Cosmos LLC 8.875 05/01/31 891,601
834,000 (a) Seadrill Finance Ltd 6.750 07/15/34 802,972
499,000 Seagate Data Storage Technology Pte Ltd 4.091 06/01/29 484,354
621,000 Seagate Data Storage Technology Pte Ltd 5.875 07/15/30 630,894
808,000 Seagate Data Storage Technology Pte Ltd 9.625 12/01/32 885,770
495,000 Seagate Data Storage Technology Pte Ltd 5.750 12/01/34 488,912
928,000 (a) Sealed Air Corp 6.875 07/15/33 907,607
872,000 (a) SeaWorld Parks & Entertainment Inc 5.250 08/15/29 849,493
818,000 (a) Select Medical Corp 6.250 12/01/32 785,699
463,000 (a) Sensata Technologies BV 4.000 04/15/29 445,549
400,000 (a) Sensata Technologies Inc 4.375 02/15/30 385,725
974,000 (a) Sensata Technologies Inc 3.750 02/15/31 906,376
911,000 (a) Sensata Technologies Inc 6.625 05/31/32 932,634
800,000 Service Corp International/US 4.625 12/15/27 794,862
680,000 Service Corp International/US 5.125 06/01/29 673,762
969,000 Service Corp International/US 3.375 08/15/30 894,419
1,529,000 Service Corp International/US 4.000 05/15/31 1,429,524
1,021,000 Service Corp International/US 5.750 10/15/32 1,012,649
133,000 (a) SES AMERICOM Inc 5.300 03/25/44 100,630
660,000 (a) SES SA 5.300 04/04/43 500,128
609,000 (a) SESI LLC 7.875 09/30/30 616,202
444,000 Shea Homes LP / Shea Homes Funding Corp 4.750 02/15/28 437,969
467,000 Shea Homes LP / Shea Homes Funding Corp 4.750 04/01/29 453,605
1,954,000 (a) Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.750 08/15/32 1,956,767
681,000 Silgan Holdings Inc 4.125 02/01/28 670,977
1,017,000 (a) Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet
Food Inc/Simmons Feed
4.625 03/01/29 983,052
1,619,000 (a) Sinclair Television Group Inc 8.125 02/15/33 1,660,242
1,378,000 (a) Sirius XM Radio LLC 5.000 08/01/27 1,376,004
3,494,000 (a) Sirius XM Radio LLC 4.000 07/15/28 3,398,567
1,518,000 (a) Sirius XM Radio LLC 5.500 07/01/29 1,511,079
1,782,000 (a) Sirius XM Radio LLC 4.125 07/01/30 1,665,617
2,723,000 (a) Sirius XM Radio LLC 3.875 09/01/31 2,457,353
253,000 (a) Sirius XM Radio LLC 5.875 04/15/32 248,263
1,006,000 (a) SIX FLAGS ENTERTAINMENT 6.625 05/01/32 1,012,835
935,000 (a) Six Flags Entertainment Corp 7.250 05/15/31 916,856
101,000 Six Flags Entertainment Corp / Canada's Wonderland Co /
Magnum Management Corp
6.500 10/01/28 101,056
969,000 Six Flags Entertainment Corp / Canada's Wonderland Co /
Magnum Management Corp
5.250 07/15/29 927,966
1,250,000 (a) Six Flags Entertainment Corp/Canada's Wonderland Co/
Millennium Operations LLC
8.625 01/15/32 1,264,266
771,000 (a) SK Invictus Intermediate II Sarl 5.000 10/30/29 752,882
359,000 SM Energy Co 6.625 01/15/27 359,649
1,500,000 (a) SM Energy Co 8.375 07/01/28 1,531,853
329,000 SM Energy Co 6.500 07/15/28 329,241
1,053,000 (a) SM Energy Co 6.750 08/01/29 1,068,278
1,306,000 (a) SM Energy Co 8.625 11/01/30 1,370,958
1,808,000 (a) SM Energy Co 8.750 07/01/31 1,890,354
396,000 (a) SM Energy Co 7.000 08/01/32 402,327
1,079,000 (a) SM Energy Co 9.625 06/15/33 1,186,929
678,000 (a) SM Energy Co 6.625 04/15/34 673,814
1,059,000 (a) Smyrna Ready Mix Concrete LLC 6.000 11/01/28 1,057,498
1,610,000 (a) Smyrna Ready Mix Concrete LLC 8.875 11/15/31 1,685,821
1,705,000 (a) Snap Inc 6.875 03/01/33 1,665,485
961,000 (a) Snap Inc 6.875 03/15/34 930,909
1,395,000 (a) Solaris Energy Infrastructure LLC 6.375 05/15/31 1,370,338
1,236,000 (a) Solstice Advanced Materials Inc 5.625 09/30/33 1,208,603
994,000 (a) Somnigroup International Inc 4.000 04/15/29 955,423
931,000 (a) Somnigroup International Inc 3.875 10/15/31 848,685
764,000 (a) Sonic Automotive Inc 4.625 11/15/29 744,147

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 673,000 (a) Sonic Automotive Inc 4.875% 11/15/31 $ 642,817
974,000 (a) Sotera Health Holdings LLC 7.375 06/01/31 1,008,731
1,142,000 (a) Sotheby's 8.250 04/15/31 1,139,166
333,000 (a) Sotheby's/Bidfair Holdings Inc 5.875 06/01/29 321,220
849,000 South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 895,907
510,000 South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 530,413
984,000 (a) Speedway Motorsports LLC / Speedway Funding II Inc 4.875 11/01/27 978,277
2,382,000 (a) SS&C Technologies Inc 5.500 09/30/27 2,378,722
1,095,000 (a) SS&C Technologies Inc 6.500 06/01/32 1,103,102
1,262,000 (a) Stagwell Global LLC 5.625 08/15/29 1,227,238
1,357,000 (a) Standard Building Solutions Inc 6.500 08/15/32 1,359,596
1,241,000 (a) Standard Building Solutions Inc 6.250 08/01/33 1,227,439
541,000 (a) Standard Building Solutions Inc 5.875 03/15/34 519,445
922,000 (a) Standard Industries Inc/NY 4.750 01/15/28 916,382
2,278,000 (a) Standard Industries Inc/NY 4.375 07/15/30 2,150,627
2,082,000 (a) Standard Industries Inc/NY 3.375 01/15/31 1,868,879
3,242,000 (a) Staples Inc 10.750 09/01/29 3,102,114
359,000 (a) Star Holding LLC 8.750 08/01/31 366,625
882,000 (a) Star Leasing Co LLC 7.625 02/15/30 858,576
1,211,000 (a) Star Parent Inc 9.000 10/01/30 1,271,689
655,000 (a) Station Casinos LLC 4.500 02/15/28 644,066
949,000 (a) Station Casinos LLC 4.625 12/01/31 892,332
799,000 (a) Station Casinos LLC 6.625 03/15/32 807,366
1,300,000 (a) Stena International SA 7.250 01/15/31 1,323,175
524,000 (a) Stena International SA 7.625 02/15/31 540,132
750,000 (a) Stingray Compute LLC 6.000 06/15/31 731,682
500,000 (a) STL Holding Co LLC 8.750 02/15/29 518,662
1,618,000 (a) StoneMor Inc 8.500 05/15/29 1,606,847
676,000 (a) Stonepeak Motion Holdco Ltd / Stonepeak Motion Finco LLC 6.125 07/15/33 672,558
624,000 (a) Stonepeak Nile Parent LLC 7.250 03/15/32 643,190
762,000 (a) Suburban Propane Partners LP/Suburban Energy Finance Corp 5.000 06/01/31 717,976
800,000 (a) Suburban Propane Partners LP/Suburban Energy Finance Corp 6.500 12/15/35 769,239
932,000 (a) Summit Midstream Holdings LLC 8.625 10/31/29 967,953
886,000 (a) SunCoke Energy Inc 4.875 06/30/29 845,075
367,000 (a) Sunoco LP 5.875 07/15/27 367,085
628,000 (a) Sunoco LP 7.000 05/01/29 641,675
350,000 (a) Sunoco LP 4.500 10/01/29 338,996
314,000 (a) Sunoco LP 4.625 05/01/30 302,341
1,080,000 (a) Sunoco LP 5.625 03/15/31 1,065,970
2,603,000 (a) Sunoco LP 7.250 05/01/32 2,683,693
345,000 (a) Sunoco LP 6.625 08/15/32 348,280
1,694,000 (a) Sunoco LP 6.250 07/01/33 1,697,864
1,204,000 (a) Sunoco LP 5.875 03/15/34 1,178,417
1,473,000 (a) Sunoco LP 5.625 07/15/34 1,424,174
1,106,000 Sunoco LP / Sunoco Finance Corp 5.875 03/15/28 1,106,285
950,000 (a) Sunoco LP / Sunoco Finance Corp 7.000 09/15/28 966,522
893,000 Sunoco LP / Sunoco Finance Corp 4.500 05/15/29 869,369
199,000 Sunoco LP / Sunoco Finance Corp 4.500 04/30/30 191,986
1,472,000 (a) Sunrise FinCo I BV 4.875 07/15/31 1,380,061
586,000 (a) Superior Plus LP / Superior General Partner Inc 4.500 03/15/29 565,608
4,150,000 (a) SV RNO Property Owner 1 LLC 5.875 03/01/31 3,853,672
1,650,000 (a) Sword Purchaser LLC 8.250 04/15/33 1,687,678
750,000 (a) Sword Purchaser LLC 10.500 04/15/34 775,343
451,000 (a) Synaptics Inc 4.000 06/15/29 442,907
777,000 (a) Synergy Infrastructure Holdings LLC 7.875 12/01/30 810,516
459,000 (a) Synergy Infrastructure Holdings LLC 7.000 07/15/34 463,042
833,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.500 01/15/28 832,016
905,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 7.375 02/15/29 925,573
872,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.000 12/31/30 865,771
1,006,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.000 09/01/31 989,886
736,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.750 03/15/34 740,572
642,000 (a) Talos Production Inc 9.375 02/01/31 676,873

Portfolio of Investments July 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,000,000 (a) Talos Production Inc 8.000% 07/15/34 $ 1,009,815
702,000 (a) Taylor Morrison Communities Inc 5.750 01/15/28 708,200
1,092,000 (a) Taylor Morrison Communities Inc 5.125 08/01/30 1,089,255
86,000 (a) Taylor Morrison Communities Inc 5.750 11/15/32 88,029
617,000 (a) Team Health Holdings Inc 8.375 06/30/28 616,661
842,000 (a),(b) TEAM Services Holding Inc 9.000 02/15/33 852,691
600,000 (a) Teine Energy Ltd 6.875 04/15/29 600,112
1,072,000 Telecom Italia Capital SA 6.375 11/15/33 1,102,972
902,000 Telecom Italia Capital SA 6.000 09/30/34 911,181
957,000 Telecom Italia Capital SA 7.721 06/04/38 1,070,533
883,000 (a) Teleflex Inc 4.250 06/01/28 864,912
500,000 (a) Teleflex Inc 5.875 01/15/32 495,676
818,000 TELUS Corp 6.625 10/15/55 815,338
1,829,000 TELUS Corp 7.000 10/15/55 1,843,637
650,000 TELUS Corp 6.375 06/09/56 641,677
1,380,000 TELUS Corp 6.625 06/09/56 1,347,804
782,000 Tenet Healthcare Corp 5.125 11/01/27 781,550
765,000 Tenet Healthcare Corp 4.625 06/15/28 757,373
1,351,000 Tenet Healthcare Corp 6.125 10/01/28 1,351,861
2,915,000 Tenet Healthcare Corp 4.250 06/01/29 2,826,552
2,425,000 Tenet Healthcare Corp 4.375 01/15/30 2,338,961
2,546,000 Tenet Healthcare Corp 6.125 06/15/30 2,558,890
2,211,000 Tenet Healthcare Corp 6.750 05/15/31 2,254,840
1,012,000 Tenet Healthcare Corp 6.875 11/15/31 1,073,837
1,900,000 (a) Tenet Healthcare Corp 5.500 11/15/32 1,870,718
1,075,000 (a) Tenet Healthcare Corp 6.000 11/15/33 1,078,439
2,338,000 (a) Tenneco Inc 8.000 11/17/28 2,343,868
710,000 (a) Terex Corp 5.000 05/15/29 700,053
969,000 (a) Terex Corp 6.250 10/15/32 972,478
1,350,000 (a) TGNR Intermediate Holdings LLC 5.500 10/15/29 1,320,833
592,000 (a) TGS ASA 8.500 01/15/30 619,254
540,000 (a) Thor Industries Inc 4.000 10/15/29 508,982
744,000 (a) Tidewater Inc 9.125 07/15/30 795,135
877,000 Titan International Inc 7.000 04/30/28 874,961
1,537,000 (a) TKC Holdings Inc 8.500 08/15/30 1,571,197
446,000 (a) TMS International Corp/DE 6.250 04/15/29 445,804
2,879,000 (a) TransDigm Inc 6.750 08/15/28 2,897,025
1,306,000 TransDigm Inc 4.625 01/15/29 1,280,207
2,716,000 (a) TransDigm Inc 6.375 03/01/29 2,748,676
1,006,000 TransDigm Inc 4.875 05/01/29 988,166
1,740,000 (a) TransDigm Inc 6.875 12/15/30 1,783,629
1,231,000 (a) TransDigm Inc 7.125 12/01/31 1,269,703
3,005,000 (a) TransDigm Inc 6.625 03/01/32 3,055,274
3,538,000 (a) TransDigm Inc 6.000 01/15/33 3,537,626
3,355,000 (a) TransDigm Inc 6.375 05/31/33 3,354,150
621,000 (a) TransDigm Inc 6.250 01/31/34 627,103
2,580,000 (a) TransDigm Inc 6.750 01/31/34 2,621,984
1,255,000 (a) TransDigm Inc 6.125 07/31/34 1,240,904
2,005,000 (a) Transocean International Ltd 8.750 02/15/30 2,083,027
1,017,000 (a) Transocean International Ltd 7.875 10/15/32 1,059,269
1,257,000 Transocean International Ltd 6.800 03/15/38 1,176,533
275,000 Travel + Leisure Co 6.000 04/01/27 275,930
758,000 (a) Travel + Leisure Co 4.500 12/01/29 730,366
522,000 (a) Travel + Leisure Co 4.625 03/01/30 502,013
750,000 (a) Travel + Leisure Co 6.250 06/01/31 751,154
881,000 (a) Travel + Leisure Co 6.125 09/01/33 865,119
577,000 (a) Trekor Metals Ltd 8.250 05/01/30 599,581
171,000 Tri Pointe Homes Inc 5.250 06/01/27 170,814
452,000 Tri Pointe Homes Inc 5.700 06/15/28 452,165
552,000 (a) TriMas Corp 4.125 04/15/29 527,344
581,000 (a) TriNet Group Inc 3.500 03/01/29 548,388
511,000 (a) TriNet Group Inc 7.125 08/15/31 518,168

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 732,000 (a) Trinity Industries Inc 7.750% 07/15/28 $ 747,051
653,000 (a) Trivium Packaging Finance BV 8.250 07/15/30 690,278
1,336,000 (a) Tronox Inc 4.625 03/15/29 820,850
535,000 (a) TTM Technologies Inc 4.000 03/01/29 514,039
400,000 (a) Turning Point Brands Inc 7.625 03/15/32 406,207
538,000 (a) Tutor Perini Corp 6.625 07/15/33 539,987
544,000 Twilio Inc 3.625 03/15/29 521,767
609,000 Twilio Inc 3.875 03/15/31 567,098
3,064,000 (a) UKG Inc 6.875 02/01/31 3,001,994
476,000 (a) Under Armour Inc 7.250 07/15/30 484,891
792,000 (a),(b) Unisys Corp 10.625 01/15/31 742,997
1,500,000 United Airlines Holdings Inc 4.875 03/01/29 1,477,033
1,059,000 United Airlines Holdings Inc 5.375 03/01/31 1,045,125
673,000 United Rentals North America Inc 3.875 11/15/27 665,225
1,173,000 United Rentals North America Inc 4.875 01/15/28 1,168,366
2,341,000 United Rentals North America Inc 5.250 01/15/30 2,329,618
1,875,000 United Rentals North America Inc 4.000 07/15/30 1,780,499
1,180,000 United Rentals North America Inc 3.875 02/15/31 1,103,005
842,000 United Rentals North America Inc 3.750 01/15/32 768,822
1,153,000 (a) United Rentals North America Inc 5.375 11/15/33 1,122,683
1,394,000 (a) United Rentals North America Inc 6.125 03/15/34 1,410,257
576,000 United States Steel Corp 6.875 03/01/29 576,000
374,000 United States Steel Corp 6.650 06/01/37 382,448
671,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.750 04/15/28 668,455
1,979,000 (a) Uniti Services LLC 7.500 10/15/33 2,022,310
1,038,000 (a) Univision Communications Inc 4.500 05/01/29 982,935
1,264,000 (a) Univision Communications Inc 7.375 06/30/30 1,258,515
1,572,000 (a) Univision Communications Inc 8.500 07/31/31 1,568,520
2,173,000 (a) Univision Communications Inc 9.375 08/01/32 2,170,467
1,667,000 (a) Univision Communications Inc 8.875 04/15/33 1,614,030
558,000 (a) Upbound Group Inc 6.375 02/15/29 553,839
1,311,000 (a) US Acute Care Solutions LLC 9.750 05/15/29 1,221,903
928,000 (a) US Foods Inc 6.875 09/15/28 946,618
912,000 (a) US Foods Inc 4.750 02/15/29 898,631
627,000 (a) US Foods Inc 4.625 06/01/30 609,209
519,000 (a) US Foods Inc 7.250 01/15/32 536,253
728,000 (a) US Foods Inc 5.750 04/15/33 720,297
1,059,000 (a) USA Compression Partners LP / USA Compression Finance Corp 7.125 03/15/29 1,081,818
1,119,000 (a) USA Compression Partners LP / USA Compression Finance Corp 6.250 10/01/33 1,101,198
509,000 (a) Vail Resorts Inc 5.625 07/15/30 506,776
815,000 (a) Vail Resorts Inc 6.500 05/15/32 825,188
1,254,000 (a) Valaris Ltd 8.375 04/30/30 1,298,267
609,000 (a) Valvoline Inc 3.625 06/15/31 555,149
888,000 (a) Venture Global Calcasieu Pass LLC 3.875 08/15/29 844,458
987,000 (a) Venture Global Calcasieu Pass LLC 6.250 01/15/30 1,004,636
1,941,000 (a) Venture Global Calcasieu Pass LLC 4.125 08/15/31 1,798,006
1,949,000 (a) Venture Global Calcasieu Pass LLC 3.875 11/01/33 1,709,671
740,000 (a) Venture Global Calcasieu Pass LLC 6.000 05/01/36 731,356
4,483,000 (a) Venture Global LNG Inc 9.500 02/01/29 4,798,693
3,370,000 (a) Venture Global LNG Inc 7.000 01/15/30 3,423,603
3,029,000 (a) Venture Global LNG Inc 8.375 06/01/31 3,131,375
2,363,000 (a) Venture Global LNG Inc 9.875 02/01/32 2,515,834
377,000 (a) Venture Global LNG Inc 6.625 06/15/36 369,484
1,125,000 (a) Venture Global Plaquemines LNG LLC 6.125 12/15/30 1,142,823
1,356,000 (a) Venture Global Plaquemines LNG LLC 7.500 05/01/33 1,471,286
2,115,000 (a) Venture Global Plaquemines LNG LLC 6.500 01/15/34 2,182,386
1,140,000 (a) Venture Global Plaquemines LNG LLC 6.500 06/15/34 1,175,717
2,047,000 (a) Venture Global Plaquemines LNG LLC 7.750 05/01/35 2,268,592
4,017,000 (a) Venture Global Plaquemines LNG LLC 6.750 01/15/36 4,204,578
1,484,000 Veritiv Operating Co 10.500 11/30/30 1,522,480
435,000 (a) Vermilion Energy Inc 6.875 05/01/30 433,089
559,000 (a) Vermilion Energy Inc 7.250 02/15/33 552,795

Portfolio of Investments July 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,215,000 (a) Versant Media Group Inc 7.250% 01/30/31 $ 1,252,469
228,000 VF Corp 2.800 04/23/27 224,582
1,111,000 VF Corp 2.950 04/23/30 998,130
395,000 VF Corp 6.000 10/15/33 386,695
406,000 VF Corp 6.450 11/01/37 382,057
706,000 (a) Victoria's Secret & Co 4.625 07/15/29 685,672
1,132,000 (a) Victra Holdings LLC / Victra Finance Corp 8.750 09/15/29 1,152,853
1,049,000 (a) Viking Baked Goods Acquisition Corp 8.625 11/01/31 1,052,879
305,000 (a) Viking Baked Goods Acquisition Corp 8.625 11/01/31 306,128
175,000 (a) Viking Cruises Ltd 7.000 02/15/29 175,360
178,000 (a) Viking Cruises Ltd 9.125 07/15/31 186,372
1,987,000 (a) Viking Cruises Ltd 5.875 10/15/33 1,967,498
400,000 (a) Viking Ocean Cruises Ship VII Ltd 5.625 02/15/29 399,658
1,225,000 (a) Virgin Media Finance PLC 5.000 07/15/30 753,779
800,000 (a) Virgin Media O2 Vendor Financing Notes VI DAC 8.500 03/15/33 501,325
1,541,000 (a) Virgin Media Secured Finance PLC 5.500 05/15/29 1,383,451
1,063,000 (a) Virgin Media Secured Finance PLC 4.500 08/15/30 873,645
317,000 (a) Viridien 10.000 10/15/30 330,886
550,000 (a),(b) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 558,527
1,571,000 (a),(b) VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375 02/01/30 1,482,386
600,000 (a),(b) VistaJet Malta Finance PLC / Vista Management Holding Inc 8.750 01/15/32 589,662
474,000 (a) Vivo Energy Investments BV 5.125 09/24/27 469,316
591,000 (a) VM Consolidated Inc 5.500 04/15/29 552,369
1,500,000 (a) Vmed O2 UK Financing I PLC 4.250 01/31/31 1,193,443
1,628,000 (a) Vmed O2 UK Financing I PLC 4.750 07/15/31 1,287,012
1,306,000 (a) Vmed O2 UK Financing I PLC 7.750 04/15/32 1,098,349
1,600,000 (a) Vmed O2 UK Financing I PLC 6.750 01/15/33 1,280,918
1,017,000 (a) VOC Escrow Ltd 5.000 02/15/28 1,013,843
2,528,000 Vodafone Group PLC 7.000 04/04/79 2,596,256
1,190,000 Vodafone Group PLC 4.125 06/04/81 1,090,690
1,566,000 Vodafone Group PLC 5.125 06/04/81 1,167,813
2,179,000 (a) Voyager Parent LLC 9.250 07/01/32 2,315,138
678,000 (a),(b) VT Topco Inc 8.500 08/15/30 692,473
2,366,000 (a) VZ Secured Financing BV 5.000 01/15/32 1,940,127
984,000 (a) VZ Secured Financing BV 7.500 01/15/33 883,186
702,000 (a) W&T Offshore Inc 10.750 02/01/29 727,335
1,538,000 (a) Wand NewCo 3 Inc 7.625 01/30/32 1,579,048
1,007,000 (a) Waste Pro USA Inc 7.000 02/01/33 1,020,625
1,204,000 (a) Watco Cos LLC / Watco Finance Corp 7.125 08/01/32 1,233,851
972,000 (a) Wayfair LLC 7.250 10/31/29 1,000,951
885,000 (a) Wayfair LLC 7.750 09/15/30 927,389
747,000 (a) Wayfair LLC 6.750 11/15/32 760,453
757,000 (a) Wayfair LLC 7.125 05/31/34 777,659
780,000 (a) WBI Operating LLC 6.250 10/15/30 779,860
883,000 (a) WBI Operating LLC 6.500 10/15/33 881,428
1,371,000 (a) Weatherford International Ltd 6.750 10/15/33 1,387,837
483,000 (a) Weekley Homes LLC / Weekley Finance Corp 4.875 09/15/28 474,671
710,000 (a) Weekley Homes LLC / Weekley Finance Corp 6.750 01/15/34 709,939
884,000 (a) WESCO Distribution Inc 6.375 03/15/29 896,471
798,000 (a) WESCO Distribution Inc 5.250 04/15/31 784,708
1,069,000 (a) WESCO Distribution Inc 6.625 03/15/32 1,090,625
1,128,000 (a) WESCO Distribution Inc 6.375 03/15/33 1,146,920
1,280,000 (a) WESCO Distribution Inc 5.500 04/15/34 1,243,468
873,000 (a) WestJet An Alberta Partnership 8.000 02/14/31 859,912
655,000 (a) WEX Inc 6.500 03/15/33 650,817
2,059,000 Whirlpool Corp 4.750 02/26/29 1,920,857
689,000 Whirlpool Corp 6.125 06/15/30 626,086
450,000 Whirlpool Corp 2.400 05/15/31 331,053
382,000 Whirlpool Corp 4.700 05/14/32 297,096
1,110,000 Whirlpool Corp 5.500 03/01/33 864,084
910,000 (b) Whirlpool Corp 6.500 06/15/33 771,086
455,000 Whirlpool Corp 5.750 03/01/34 344,731

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 779,000 Whirlpool Corp 5.150% 03/01/43 $ 459,065
500,000 Whirlpool Corp 4.500 06/01/46 280,892
2,078,000 Whirlpool Corp 4.600 05/15/50 1,156,300
700,000 (a) Wildfire Intermediate Holdings LLC 7.500 10/15/29 721,139
741,000 (a) William Carter Co/The 7.375 02/15/31 759,833
463,000 (a) Williams Scotsman Inc 4.625 08/15/28 457,345
633,000 (a) Williams Scotsman Inc 6.625 06/15/29 643,695
793,000 (a) Williams Scotsman Inc 6.625 04/15/30 810,836
571,000 (a) Williams Scotsman Inc 7.375 10/01/31 588,723
907,000 (a) Windsor Holdings III LLC 8.500 06/15/30 943,694
2,688,000 (a) Windstream Services LLC / Windstream Escrow Finance Corp 8.250 10/01/31 2,798,286
587,000 (a) Wolverine World Wide Inc 4.000 08/15/29 553,320
860,000 (a) WR Grace Holdings LLC 7.375 03/01/31 852,714
1,005,000 (a) WR Grace Holdings LLC 6.625 08/15/32 956,778
388,000 (a) WR Grace Holdings LLC 7.000 08/01/33 371,643
915,000 (a) Wrangler Holdco Corp 6.625 04/01/32 916,371
1,112,000 (a) WS Escrow LLC 7.750 06/01/33 1,150,539
3,855,000 (a) WULF Compute LLC 7.750 10/15/30 4,005,218
485,000 (a) Wyndham Hotels & Resorts Inc 4.375 08/15/28 474,861
950,000 (a) Wyndham Hotels & Resorts Inc 5.625 03/01/33 924,566
550,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125 10/01/29 544,286
1,608,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125 02/15/31 1,684,946
1,091,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250 03/15/33 1,081,447
573,000 (a),(b) Xerox Corp 10.250 10/15/30 517,133
576,000 (a),(b) Xerox Corp 13.500 04/15/31 412,065
502,000 XPO CNW Inc 6.700 05/01/34 518,003
783,000 (a) XPO Inc 7.125 06/01/31 803,783
815,000 (a) XPO Inc 7.125 02/01/32 840,255
840,000 (a) Yondr JK 1 LLC 6.875 06/30/31 800,027
1,341,000 (a) Yum! Brands Inc 4.750 01/15/30 1,311,812
1,087,000 Yum! Brands Inc 3.625 03/15/31 1,003,103
1,362,000 Yum! Brands Inc 4.625 01/31/32 1,293,913
1,250,000 Yum! Brands Inc 5.375 04/01/32 1,233,312
635,000 Yum! Brands Inc 6.875 11/15/37 672,633
599,000 Yum! Brands Inc 5.350 11/01/43 548,580
651,000 (a) Zebra Technologies Corp 6.500 06/01/32 658,339
741,000 (a) ZF North America Capital Inc 6.875 04/14/28 754,342
654,000 (a) ZF North America Capital Inc 7.125 04/14/30 658,230
914,000 ZF North America Capital Inc 6.750 04/23/30 907,026
2,097,000 (a) ZF North America Capital Inc 7.500 03/24/31 2,111,624
789,000 (a) ZF North America Capital Inc 6.875 04/23/32 775,168
519,000 (a) Ziff Davis Inc 4.625 10/15/30 485,297
548,000 (a) Ziggo Bond Co BV 5.125 02/28/30 445,249
1,411,000 (a) Ziggo BV 4.875 01/15/30 1,270,663
794,000 (a) ZipRecruiter Inc 5.000 01/15/30 614,560
763,000 (a),(b) ZoomInfo Technologies LLC/ZoomInfo Finance Corp 3.875 02/01/29 633,392
TOTAL INDUSTRIAL 1,387,689,235
UTILITY - 3.6%
293,000 AES Corp/The 7.600 01/15/55 297,881
598,000 AES Corp/The 6.950 07/15/55 587,267
1,256,000 (a) Alpha Generation LLC 6.750 10/15/32 1,266,950
1,085,000 (a) Alpha Generation LLC 6.250 01/15/34 1,060,257
1,112,000 (a) AltaGas Ltd 7.200 10/15/54 1,150,260
351,000 (a) Atlantica Sustainable Infrastructure PLC 4.125 06/15/28 344,388
1,530,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 1,508,623
914,000 (a) Clearway Energy Operating LLC 4.750 03/15/28 902,038
1,516,000 (a) Clearway Energy Operating LLC 3.750 02/15/31 1,390,624
425,000 (a) Clearway Energy Operating LLC 3.750 01/15/32 381,507
616,000 (a) Clearway Energy Operating LLC 5.750 01/15/34 593,979
874,000 (a) ContourGlobal Power Holdings SA 6.750 02/28/30 887,625
1,575,000 DPL LLC/Ohio 4.350 04/15/29 1,533,992
963,000 Edison International 8.125 06/15/53 985,238

Portfolio of Investments July 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 457,000 Edison International 7.875% 06/15/54 $ 471,606
1,744,000 (a),(c) Electricite de France SA 9.125 N/A 2,019,419
600,000 Emera US Finance LLC 6.650 10/01/56 602,696
550,000 Emera US Finance LLC 6.850 10/01/56 554,197
894,000 EUSHI Finance Inc 7.625 12/15/54 925,496
571,000 EUSHI Finance Inc 6.250 04/01/56 563,642
608,000 (a) Gates Corp/DE 6.875 07/01/29 620,235
622,000 (a) Hawaiian Electric Co Inc 6.000 10/01/33 610,183
1,520,000 (a) HTA Group Ltd/Mauritius 7.500 06/04/29 1,554,248
56,000 (a) HTA Group Ltd/Mauritius 6.750 04/01/31 56,451
558,000 (a) Leeward Renewable Energy Operations LLC 4.250 07/01/29 529,569
851,000 (a) Long Ridge Energy LLC 8.750 02/15/32 880,980
1,097,000 NRG Energy Inc 5.750 01/15/28 1,097,487
403,000 (a) NRG Energy Inc 3.375 02/15/29 382,482
677,000 (a) NRG Energy Inc 5.250 06/15/29 670,578
1,183,000 (a) NRG Energy Inc 5.750 07/15/29 1,182,320
1,156,000 (a) NRG Energy Inc 3.625 02/15/31 1,065,172
913,000 (a) NRG Energy Inc 3.875 02/15/32 835,215
2,582,000 (a) NRG Energy Inc 6.000 02/01/33 2,574,238
1,288,000 (a) NRG Energy Inc 5.750 01/15/34 1,254,387
590,000 (a) NRG Energy Inc 5.875 05/15/34 579,203
1,221,000 (a) NRG Energy Inc 6.250 11/01/34 1,217,783
3,352,000 (a) NRG Energy Inc 6.000 01/15/36 3,279,513
1,079,000 (a) NRG Energy Inc 6.125 05/15/36 1,065,087
1,106,000 PacifiCorp 7.375 09/15/55 1,100,014
1,362,000 PacifiCorp 7.125 08/15/56 1,340,945
1,058,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 1,033,152
993,000 PG&E Corp 5.000 07/01/28 983,627
1,664,000 PG&E Corp 5.250 07/01/30 1,636,441
1,643,000 PG&E Corp 7.375 03/15/55 1,668,333
1,500,000 PG&E Corp 6.850 09/15/56 1,484,350
1,270,000 Puget Energy Inc 7.000 09/15/56 1,273,734
1,851,000 (a) Talen Energy Supply LLC 6.250 02/01/34 1,815,481
1,908,000 (a) Talen Energy Supply LLC 6.500 02/01/36 1,884,199
869,000 (a) TerraForm Power Operating LLC 5.000 01/31/28 859,773
1,091,000 (a) TerraForm Power Operating LLC 4.750 01/15/30 1,043,469
400,000 TransAlta Corp 5.875 02/01/34 389,937
465,000 TransAlta Corp 6.500 03/15/40 447,563
482,000 (a) TXNM Energy Inc 7.000 07/31/56 484,525
2,585,000 (a) VoltaGrid LLC 7.375 11/01/30 2,597,849
617,000 (a) XPLR Infrastructure Operating Partners LP 4.500 09/15/27 609,903
640,000 (a) XPLR Infrastructure Operating Partners LP 7.250 01/15/29 660,024
910,000 (a) XPLR Infrastructure Operating Partners LP 8.375 01/15/31 967,173
1,837,000 (a) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 1,962,623
833,000 (a) XPLR Infrastructure Operating Partners LP 7.750 04/15/34 872,343
TOTAL UTILITY 62,598,274
TOTAL CORPORATE DEBT
(Cost $1,694,217,205) 1,670,499,571
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 0.0%
GOVERNMENT AGENCY - 0.0%
150,000 (a) NOVA Chemicals Corp 5.250 06/01/27 150,084
TOTAL GOVERNMENT AGENCY 150,084
TOTAL GOVERNMENT RELATED
(Cost $150,338) 150,084
TOTAL LONG-TERM INVESTMENTS
(Cost $1,694,367,543) 1,670,649,655

SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.5%
25,016,843 (e) State Street Navigator Securities Lending Government Money
Market Portfolio
3.680%(f) $ 25,016,843
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $25,016,843) 25,016,843
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
CORPORATE DEBT - 0.0%
INDUSTRIAL - 0.0%
$ 293,000 Buckeye Partners LP 3.950 12/01/26 $ 291,536
TOTAL INDUSTRIAL 291,536
TOTAL CORPORATE DEBT
(Cost $291,982) 291,536
SHARES DESCRIPTION RATE VALUE
MONEY MARKET FUNDS - 0.7%
11,379,584 State Street Institutional US Government Money Market Fund 3.619 (f) $ 11,379,584
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,671,566) 11,671,120
TOTAL INVESTMENTS - 99.2%
(Cost $1,731,055,952) 1,707,337,618
OTHER ASSETS & LIABILITIES, NET - 0.8% 14,610,794
NET ASSETS - 100% $ 1,721,948,412
REIT Real Estate Investment Trust
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $1,366,300,127 or 80.0% of Total Investments.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $23,964,851.
(c) Perpetual security. Maturity date is not applicable.
(d) When-issued or delayed delivery security.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments July 31, 2026
NPFI
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.0%
164628218 CORPORATE BONDS - 94.6% (a) 164628218
AUTOMOBILES & COMPONENTS - 1.1%
$ 648,000 (b),(c) General Motors Financial Co Inc 5 .750 % N/A $ 642,870
1,229,000 (b),(c) General Motors Financial Co Inc 5 .700 N/A 1,209,653
TOTAL AUTOMOBILES & COMPONENTS 1,852,523
BANKS - 55.3%
600,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 6 .125 N/A 599,284
656,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 709,669
600,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 7 .125 N/A 599,801
1,800,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 7 .750 N/A 1,882,242
1,200,000 (b),(d) Banco Santander SA 7 .250 N/A 1,203,318
1,400,000 (b),(d) Banco Santander SA 9 .625 N/A 1,629,480
3,200,000 (b),(d) Banco Santander SA 8 .000 N/A 3,408,490
41,000 (b),(c) Bank of America Corp 4 .375 N/A 40,751
850,000 (b),(c) Bank of America Corp 6 .125 N/A 854,689
1,825,000 (b),(c) Bank of America Corp 6 .625 N/A 1,862,949
800,000 (b),(c) Bank of America Corp 6 .250 N/A 800,774
1,500,000 (c) Bank of Montreal 6 .875 11/26/85 1,508,930
1,800,000 (c) Bank of Montreal 7 .300 11/26/84 1,862,617
900,000 (c) Bank of Montreal 7 .700 05/26/84 933,383
800,000 (c) Bank of Nova Scotia/The 8 .000 01/27/84 839,151
1,200,000 (c) Bank of Nova Scotia/The 6 .875 10/27/85 1,191,511
1,950,000 (b),(d) Barclays PLC 7 .625 N/A 2,015,557
1,552,000 (b),(d) Barclays PLC 8 .000 N/A 1,632,747
1,100,000 (b),(d) Barclays PLC 9 .625 N/A 1,211,852
700,000 (b),(d),(e) BNP Paribas SA 7 .750 N/A 730,185
1,150,000 (b),(d),(e) BNP Paribas SA 8 .000 N/A 1,220,074
1,500,000 (b),(d),(e) BNP Paribas SA 7 .450 N/A 1,520,279
891,000 (b),(d),(e) BNP Paribas SA 8 .500 N/A 934,004
1,400,000 (b),(d),(e) BNP Paribas SA 7 .375 N/A 1,431,623
1,200,000 (b),(d),(e) BNP Paribas SA 7 .200 N/A 1,191,350
783,000 (b),(d),(e) BNP Paribas SA 9 .250 N/A 816,540
1,200,000 (c) Canadian Imperial Bank of Commerce 6 .950 01/28/85 1,208,880
1,175,000 (c) Canadian Imperial Bank of Commerce 6 .500 07/28/86 1,162,851
1,575,000 (c) Canadian Imperial Bank of Commerce 7 .000 10/28/85 1,594,966
465,000 (b),(c) Citigroup Inc 7 .125 N/A 472,919
1,700,000 (b),(c) Citigroup Inc 7 .000 N/A 1,737,833
125,000 (b),(c) Citigroup Inc 6 .875 N/A 126,207
1,800,000 (b),(c) Citigroup Inc 6 .625 N/A 1,808,170
446,000 (b),(c) Citigroup Inc 7 .625 N/A 462,855
559,000 (b),(c) Citigroup Inc 7 .375 N/A 572,000
885,000 (b),(c) Citigroup Inc 6 .950 N/A 892,808
750,000 (b),(c),(f) Citizens Financial Group Inc (TSFR3M + 3.265%) 7 .015 N/A 749,892
435,000 (b),(c) Citizens Financial Group Inc 6 .750 N/A 431,344
1,450,000 (b),(d),(e) Credit Agricole SA 6 .700 N/A 1,437,699
1,850,000 (b),(d),(e) Credit Agricole SA 7 .125 N/A 1,878,838
1,250,000 (b),(c) First Citizens BancShares Inc/NC 7 .000 N/A 1,255,938
1,000,000 (b),(d) HSBC Holdings PLC 6 .875 N/A 1,016,627
1,818,000 (b),(d) HSBC Holdings PLC 8 .000 N/A 1,877,305
1,900,000 (b),(d) HSBC Holdings PLC 6 .950 N/A 1,942,545
1,325,000 (b),(d) HSBC Holdings PLC 6 .750 N/A 1,331,976
435,000 (b),(c) Huntington Bancshares Inc/OH 5 .625 N/A 433,063
1,400,000 (b),(c) Huntington Bancshares Inc/OH 6 .250 N/A 1,395,167
1,488,000 (b),(d) ING Groep NV, Reg S 7 .500 N/A 1,527,071
1,500,000 (b),(d) ING Groep NV 7 .000 N/A 1,528,767
1,900,000 (b),(c) JPMorgan Chase & Co 6 .500 N/A 1,929,152
2,150,000 (b),(c) JPMorgan Chase & Co 6 .100 N/A 2,141,101
1,068,000 (b),(c) JPMorgan Chase & Co 6 .875 N/A 1,102,726
1,000,000 (b),(d) Lloyds Banking Group PLC 6 .625 N/A 983,113
600,000 (b),(d) Lloyds Banking Group PLC 6 .750 N/A 610,081
1,200,000 (b),(d) Lloyds Banking Group PLC 8 .000 N/A 1,266,037

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 3,300,000 (b),(d) NatWest Group PLC 7 .300 % N/A $ 3,375,992
1,971,000 (b),(d) NatWest Group PLC 8 .125 N/A 2,144,848
2,300,000 (b),(d),(e) Nordea Bank Abp 6 .750 N/A 2,292,955
286,000 (b),(c) PNC Financial Services Group Inc/The 6 .000 N/A 285,736
910,000 (b),(c) PNC Financial Services Group Inc/The 6 .250 N/A 919,495
945,000 (b),(c) PNC Financial Services Group Inc/The 6 .200 N/A 951,621
2,150,000 (c) Royal Bank of Canada 6 .500 05/24/86 2,108,210
1,600,000 (c) Royal Bank of Canada 6 .750 08/24/85 1,621,699
2,200,000 (b),(d),(e) Societe Generale SA 8 .500 N/A 2,387,656
677,000 (b),(d),(e) Societe Generale SA 9 .375 N/A 705,504
1,400,000 (b),(d),(e) Societe Generale SA 7 .125 N/A 1,381,406
800,000 (b),(d),(e) Societe Generale SA 10 .000 N/A 867,947
1,150,000 (b),(d),(e) Standard Chartered PLC 7 .750 N/A 1,178,285
1,000,000 (c) Toronto-Dominion Bank/The 8 .125 10/31/82 1,030,451
800,000 (c) Toronto-Dominion Bank/The 6 .350 10/31/85 799,813
1,964,000 (b),(c) Truist Financial Corp 6 .669 N/A 1,964,365
1,000,000 (b),(c) Wells Fargo & Co 6 .125 N/A 999,317
2,000,000 (b),(c),(g) Wells Fargo & Co 6 .850 N/A 2,058,784
1,501,000 (b),(c) Wells Fargo & Co 7 .625 N/A 1,570,381
TOTAL BANKS 96,153,646
CAPITAL GOODS - 0.6%
1,160,000 (b),(c) Sumisho Air Lease Corp 6 .000 N/A 1,121,809
TOTAL CAPITAL GOODS 1,121,809
ENERGY - 5.4%
1,439,000 (c) Enbridge Inc 7 .625 01/15/83 1,549,640
1,555,000 (c) Enbridge Inc 8 .500 01/15/84 1,757,201
722,000 (b),(c) Energy Transfer LP 7 .125 N/A 741,027
480,000 (b),(c) Energy Transfer LP 6 .625 N/A 481,612
400,000 (c) Energy Transfer LP 8 .000 05/15/54 419,784
525,000 (c) Energy Transfer LP 6 .750 02/15/56 526,628
800,000 (c) Energy Transfer LP 6 .500 02/15/56 800,089
470,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 495,968
845,000 (b),(c),(e) Sunoco LP 7 .875 N/A 866,123
1,200,000 (c) Transcanada Trust 5 .600 03/07/82 1,175,316
575,000 (b),(c),(e) Venture Global LNG Inc 9 .000 N/A 572,688
TOTAL ENERGY 9,386,076
FINANCIAL SERVICES - 13.5%
700,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .500 01/31/56 703,457
1,615,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 1,652,211
1,150,000 (b),(c) Ally Financial Inc 7 .100 N/A 1,156,537
1,200,000 (b),(c) Charles Schwab Corp/The 6 .100 N/A 1,183,692
950,000 (b),(c),(e) Compeer Financial ACA 7 .875 N/A 964,250
925,000 (b),(c) Corebridge Financial Inc 6 .875 N/A 945,812
1,400,000 (b),(d) Deutsche Bank AG, Reg S 8 .130 N/A 1,474,406
1,229,000 (b),(c) Goldman Sachs Group Inc/The 7 .500 N/A 1,273,892
1,050,000 (b),(c) Goldman Sachs Group Inc/The 6 .850 N/A 1,062,684
1,350,000 (b),(c) Goldman Sachs Group Inc/The 6 .125 N/A 1,331,220
800,000 (b),(c) Goldman Sachs Group Inc/The 7 .500 N/A 827,490
1,225,000 (b),(c) Goldman Sachs Group Inc/The 6 .500 N/A 1,215,795
800,000 (b),(d) Julius Baer Group Ltd, Reg S 7 .500 N/A 822,188
600,000 (b),(d) Nomura Holdings Inc 7 .000 N/A 609,038
927,000 (b),(c) State Street Corp 6 .700 N/A 947,654
1,250,000 (b),(d),(e) UBS Group AG 7 .750 N/A 1,307,641
1,800,000 (b),(d),(e) UBS Group AG 7 .000 N/A 1,790,229
1,443,000 (b),(d),(e) UBS Group AG 9 .250 N/A 1,649,769
1,550,000 (b),(d),(e) UBS Group AG 9 .250 N/A 1,659,799
850,000 (b),(c) Voya Financial Inc 7 .758 N/A 877,620
TOTAL FINANCIAL SERVICES 23,455,384

Portfolio of Investments July 31, 2026
(continued)
NPFI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.2%
$ 900,000 (b),(c),(e) Land O' Lakes Inc 7 .250 % N/A $ 819,000
1,200,000 (b),(c),(e) Land O' Lakes Inc 8 .000 N/A 1,194,000
34,000 (b),(c),(e) Land O' Lakes Inc 7 .000 N/A 29,920
TOTAL FOOD, BEVERAGE & TOBACCO 2,042,920
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
200,000 (c) CVS Health Corp 6 .750 12/10/54 206,066
400,000 (c) CVS Health Corp 7 .000 03/10/55 411,858
TOTAL HEALTH CARE EQUIPMENT & SERVICES 617,924
INSURANCE - 11.4%
1,175,000 (c) American National Group Inc 7 .000 12/01/55 1,130,390
1,562,000 (c) Assurant Inc 7 .000 03/27/48 1,580,190
1,275,000 (c),(e) Assured Guaranty Municipal Holdings Inc 6 .400 12/15/66 1,219,964
800,000 (c) Athene Holding Ltd 6 .875 06/28/55 755,647
700,000 (c) Corebridge Financial Inc 6 .375 09/15/54 686,895
1,650,000 (c),(e) Enstar Group Ltd 6 .693 07/15/37 1,611,275
1,300,000 (c),(e) Enstar Group Ltd 7 .500 04/01/45 1,354,301
200,000 (c) Equitable Holdings Inc 6 .700 03/28/55 203,092
725,000 (c) Lincoln National Corp 6 .800 07/15/56 716,636
400,000 (c) MetLife Inc 10 .750 08/01/39 504,232
724,000 (c),(e) MetLife Inc 9 .250 04/08/38 835,488
1,200,000 (c) MetLife Inc 6 .350 03/15/55 1,217,285
84,000 (c) PartnerRe Finance B LLC 4 .500 10/01/50 80,027
225,000 (c) Prudential Financial Inc 6 .500 03/15/54 230,190
125,000 (c) Prudential Financial Inc 5 .125 03/01/52 121,453
350,000 (c) Prudential Financial Inc 6 .750 03/01/53 362,390
300,000 (c) Reinsurance Group of America Inc 6 .375 09/15/56 292,740
950,000 (c) Reinsurance Group of America Inc 6 .650 09/15/55 947,557
800,000 (b),(c) RLGH Finance Bermuda Ltd, Reg S 6 .875 N/A 796,124
2,500,000 (b),(c),(e) SBL Holdings Inc 6 .500 N/A 2,262,450
1,000,000 (b),(c),(e) SBL Holdings Inc 9 .508 N/A 951,096
1,900,000 (b),(d) Standard Life PLC, Reg S 8 .500 N/A 2,010,206
TOTAL INSURANCE 19,869,628
MEDIA & ENTERTAINMENT - 0.1%
250,000 (b),(c),(e) Farm Credit Bank of Texas 7 .750 N/A 258,436
TOTAL MEDIA & ENTERTAINMENT 258,436
TELECOMMUNICATION SERVICES - 1.5%
600,000 (c) Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 604,776
775,000 (c) Rogers Communications Inc 7 .125 04/15/55 782,170
400,000 (c) TELUS Corp 7 .000 10/15/55 403,201
873,000 (c) Vodafone Group PLC 7 .000 04/04/79 896,571
TOTAL TELECOMMUNICATION SERVICES 2,686,718
UTILITIES - 4.1%
200,000 (c) AES Corp/The 6 .950 07/15/55 196,410
285,000 (c) AES Corp/The 7 .600 01/15/55 289,747
400,000 (c),(e) AltaGas Ltd 7 .200 10/15/54 413,762
875,000 (c) CMS Energy Corp 6 .500 06/01/55 885,275
402,000 (c) Dominion Energy Inc 7 .000 06/01/54 419,425
180,000 (c) Duke Energy Corp 6 .450 09/01/54 184,350
575,000 (c) Emera US Finance LLC 6 .850 10/01/56 579,387
835,000 (c) Entergy Corp 7 .125 12/01/54 855,910
500,000 (c) EUSHI Finance Inc 7 .625 12/15/54 517,615
559,000 (c) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 573,862
400,000 (c) PG&E Corp 7 .375 03/15/55 406,168
200,000 (c) Puget Energy Inc 7 .000 09/15/56 200,647
300,000 (c) Sempra 6 .550 04/01/55 300,051
575,000 (c) Sempra 6 .375 04/01/56 576,784
319,000 (b),(c),(e) Vistra Corp 7 .000 N/A 320,705
200,000 (b),(c),(e) Vistra Corp 8 .875 N/A 211,910
250,000 (b),(c),(e) Vistra Corp 8 .000 N/A 251,146
TOTAL UTILITIES 7,183,154
TOTAL CORPORATE BONDS
(Cost $166,091,254) 164,628,218

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
5951183 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.4% 5951183
$ 825,000 CoBank ACB 7 .250% 07/01/75 $ 828,394
2,842,000 CoBank ACB 6 .250 10/01/74 2,843,421
230,000 CoBank ACB 7 .125 01/01/75 232,050
675,000 CoBank ACB 6 .750 10/01/74 678,756
1,350,000 Farm Credit Bank of Texas 7 .000 09/15/74 1,368,562
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $6,011,715) 5,951,183
TOTAL LONG-TERM INVESTMENTS
(Cost $172,102,969) 170,579,401
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.6%
936,680 (h) State Street Navigator Securities Lending Government Money
Market Portfolio
3.680 (i) $ 936,680
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $936,680) 936,680
TOTAL INVESTMENTS - 98.6%
(Cost $173,039,649) 171,516,081
OTHER ASSETS & LIABILITIES, NET - 1.4% 2,514,924
NET ASSETS - 100% $ 174,031,005
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Perpetual security. Maturity date is not applicable.
(c) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
58.8% of Total Investments.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 37.2% of Total Investments.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $40,518,297 or 23.6% of Total Investments.
(f) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(g) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $914,615.
(h) Investments made with cash collateral received from securities on loan.
(i) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments July 31, 2026
NSCI
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 100.1%
CORPORATE DEBT - 0.5%
FINANCIALS - 0.5%
$ 1,000,000 (a),(b) Vitality Re XVII Ltd 5 .521% 01/08/30 $ 998,700
TOTAL FINANCIALS 998,700
TOTAL CORPORATE DEBT
(Cost $1,000,000) 998,700
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 99.6%
500,000 (a) 3650R 2021-PF1 Commercial Mortgage Trust 5 .291 11/15/55 485,707
960,000 (b) Adams Outdoor Advertising LP 5 .953 07/20/56 963,231
500,000 (a),(b) Aimco CLO 14 Ltd (TSFR3M + 1.700%) 5 .429 10/20/38 501,275
500,000 (a),(b) AIMCO CLO 17 Ltd (TSFR3M + 2.900%) 6 .633 07/20/37 501,119
1,250,000 (b) Angel Oak Mortgage Trust 5 .767 12/25/70 1,241,095
1,250,000 (b) Angel Oak Mortgage Trust 2025-11 5 .621 10/25/70 1,234,298
250,000 (a),(b) Angel Oak Mortgage Trust 2025-8 6 .217 07/25/70 249,492
1,000,000 (a),(b) Angel Oak Mortgage Trust 2026-4 6 .319 06/25/71 998,508
500,000 (a),(b) Apidos Clo LIV (TSFR3M + 1.800%) 5 .529 10/20/38 501,619
500,000 (a),(b) ARDN 2025-ARCP Mortgage Trust (TSFR1M + 5.650%) 9 .326 06/15/35 501,948
800,659 (a),(b) BAMLL Trust 2025-ASHF (TSFR1M + 2.350%) 6 .027 02/15/42 802,992
1,000,000 (a) BANK 2017-BNK8 4 .088 11/15/50 866,539
1,000,000 BANK 2019-BNK18 3 .977 05/15/62 877,845
650,000 (a) BANK 2019-BNK20 3 .649 09/15/62 495,975
1,000,000 BANK 2025-BNK51 5 .544 12/25/67 989,056
825,000 Barclays Commercial Mortgage Trust 2019-C4 3 .469 08/15/52 678,396
1,500,000 (b) BBCMS Trust 2015-SRCH 4 .498 08/10/35 1,481,705
100,000 (a),(b) BBCMS Trust 2015-SRCH 4 .957 08/10/35 98,771
500,000 (a) Benchmark 2018-B2 Mortgage Trust 4 .290 02/15/51 305,266
750,000 (a) Benchmark 2018-B3 Mortgage Trust 4 .553 04/10/51 647,917
999,879 (a) Benchmark 2018-B4 Mortgage Trust 4 .511 07/15/51 866,662
750,000 (a) Benchmark 2019-B10 Mortgage Trust 4 .180 03/15/62 688,176
903,000 Benchmark 2019-B12 Mortgage Trust 3 .570 08/15/52 782,105
600,000 (a) Benchmark 2019-B13 Mortgage Trust 3 .839 08/15/57 506,671
1,000,000 (a) Benchmark 2019-B14 Mortgage Trust 3 .771 12/15/62 721,088
1,000,000 Benchmark 2019-B15 Mortgage Trust 3 .564 12/15/72 856,347
1,000,000 (a) Benchmark 2019-B9 Mortgage Trust 4 .971 03/15/52 874,829
750,000 Benchmark 2021-B23 Mortgage Trust 2 .095 02/15/54 572,857
500,000 Benchmark 2021-B24 Mortgage Trust 2 .584 03/15/54 444,944
500,000 (a),(b) Benefit Street Partners CLO IV Ltd (TSFR3M + 1.800%) 5 .529 10/20/38 501,517
630,000 (a) BMO 2024-C10 Mortgage Trust 6 .079 11/15/57 634,541
1,000,000 (a),(b) BOCA Commercial Mortgage Trust 2025-BOCA (TSFR1M +
2.150%)
5 .826 12/15/42 1,003,864
500,000 (a),(b) BSST 2022-1700 Mortgage Trust (TSFR1M + 1.300%) 4 .977 02/15/37 471,553
1,000,000 (b) BWAY 2022-26BW Mortgage Trust 3 .402 02/10/44 832,015
950,000 (a),(b) BX Commercial Mortgage Trust 2024-BRBK (TSFR1M + 4.874%) 8 .579 10/15/41 950,103
500,000 (a),(b) BX Commercial Mortgage Trust 2026-AHP (TSFR1M + 1.900%) 5 .576 06/15/43 501,299
1,250,000 (a),(b) BX Commercial Mortgage Trust 2026-ALOHA (TSFR1M +
2.150%)
5 .826 04/15/43 1,253,101
1,083,226 (a),(b) BX Trust (TSFR1M + 1.750%) 5 .426 11/15/42 1,087,341
1,125,000 (a),(b) BX Trust (TSFR1M + 3.050%) 6 .726 12/15/42 1,128,096
525,000 (a),(b) BX Trust 2024-FNX (TSFR1M + 2.291%) 6 .603 11/15/41 526,999
902,782 (a),(b) BX Trust 2025-LUNR (TSFR1M + 1.850%) 5 .526 06/15/40 907,257
800,000 (a),(b) BX Trust 2025-OMG (TSFR1M + 2.400%) 6 .077 10/15/42 801,472
500,000 (b) Cajun Global LLC 5 .912 11/20/55 497,642
250,000 (b) Cajun Global LLC 8 .720 11/20/55 246,903
875,000 (b) Canon Music Issuer Trust 5 .521 05/01/76 871,085
600,000 (a) Cantor Commercial Real Estate Lending 2019-CF1 4 .352 05/15/52 495,752
500,000 (a),(b) CARLYLE US CLO 2021-8 LTD (TSFR3M + 1.900%) 5 .653 10/15/38 502,353
970,183 (b) Castlelake Aircraft Structured Trust 2026-2 5 .333 04/15/51 959,256
1,000,000 (b) Centersquare Issuer LLC 5 .000 08/25/55 953,659

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 2,849,411 (a),(b) Chase Home Lending Mortgage Trust 2025-10 6 .589% 07/25/56 $ 2,861,749
400,000 (a),(b) CIFC Funding 2021-V Ltd (TSFR3M + 1.800%) 5 .553 01/15/38 400,887
1,000,000 (a),(b) CIP Commercial Mortgage Trust 2025-SBAY (TSFR1M + 2.300%) 6 .400 10/15/37 1,006,977
600,000 (a) Citigroup Commercial Mortgage Trust 2015-GC29 3 .974 04/10/48 537,300
1,000,000 (a) Citigroup Commercial Mortgage Trust 2016-P3 4 .271 04/15/49 967,497
1,500,000 (a) Citigroup Commercial Mortgage Trust 2017-P8 3 .789 09/15/50 1,434,123
1,000,000 (a),(b) COLT 2025-11 Mortgage Loan Trust 5 .952 11/25/70 993,616
1,000,000 (a),(b) COLT 2026-4 Mortgage Loan Trust 5 .878 06/25/71 992,236
500,000 (a) COMM 2014-UBS3 Mortgage Trust 4 .583 06/10/47 465,916
210,000 (a) COMM 2015-CCRE24 Mortgage Trust 3 .463 08/10/48 204,096
750,000 (a) COMM 2018-COR3 Mortgage Trust 4 .344 05/10/51 691,481
1,000,000 (a) COMM 2018-COR3 Mortgage Trust 4 .515 05/10/51 869,500
500,000 (a) COMM 2019-GC44 Mortgage Trust 3 .513 08/15/57 425,568
710,000 (a),(b) Connecticut Avenue Securities Trust 2022-R05 (SOFR30A +
7.000%)
10 .616 04/25/42 738,935
1,190,000 (a),(b) Connecticut Avenue Securities Trust 2023-R01 (SOFR30A +
5.100%)
8 .716 12/25/42 1,249,701
245,000 (a),(b) Connecticut Avenue Securities Trust 2023-R03 (SOFR30A +
6.350%)
9 .966 04/25/43 265,444
1,200,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06 (SOFR30A +
2.700%)
6 .316 07/25/43 1,229,627
4,657,000 (a),(b) Connecticut Avenue Securities Trust 2023-R07 (SOFR30A +
3.250%)
6 .866 09/25/43 4,791,761
1,175,000 (a),(b) Connecticut Avenue Securities Trust 2023-R08 (SOFR30A +
2.500%)
6 .116 10/25/43 1,197,487
700,000 (a),(b) Connecticut Avenue Securities Trust 2024-R02 (SOFR30A +
1.800%)
6 .150 02/25/44 706,169
1,000,000 (b) Consolidated Communications LLC/Fidium Fiber Finance Holdco
LLC
5 .522 12/20/55 1,000,505
1,000,000 (b) Crescendo Royalty Funding LP 3 .567 12/20/51 994,504
500,000 (a) CSMC Trust 2016-NXSR 4 .422 12/15/49 485,756
725,000 (b) DataBank Issuer 5 .811 02/25/56 718,569
1,218,875 (b) DB Master Finance LLC 4 .891 08/20/55 1,201,145
1,000,000 (a) DBJPM 2016-C3 Mortgage Trust 3 .618 08/10/49 924,500
1,000,000 (b) Domino's Pizza Master Issuer LLC 4 .930 07/25/55 986,452
2,000,000 (a),(b) EFMT 2025-NQM4 6 .118 09/25/70 1,988,337
1,000,000 (a),(b) EFMT 2025-NQM5 5 .770 11/25/70 988,394
250,000 (a),(b) Ellington Financial Mortgage Trust 2020-1 3 .999 05/25/65 243,958
500,000 (a),(b) Elmwood CLO X Ltd (TSFR3M + 1.950%) 5 .679 07/20/38 503,148
1,000,000 (a),(b) ELP Commercial Mortgage Trust 5 .431 11/13/42 982,381
2,002,512 Fannie Mae Pool FN MA5039 5 .500 06/01/53 1,993,500
466,140 Fannie Mae Pool FN MA5106 5 .000 08/01/53 452,537
1,645,073 Fannie Mae Pool FN MA5107 5 .500 08/01/53 1,634,881
1,000,000 (b) Flexential Issuer LLC 6 .030 10/25/60 991,494
1,496,445 (a),(b) FNA 9 LLC 5 .509 04/16/46 1,493,452
1,100,000 (a),(b) Freddie Mac STACR REMIC Trust 2021-DNA5 (SOFR30A +
3.050%)
6 .666 01/25/34 1,164,133
1,100,000 (a),(b) Freddie Mac STACR REMIC Trust 2024-HQA1 (SOFR30A +
2.000%)
5 .616 03/25/44 1,110,084
1,000,000 (a) GS Mortgage Securities Trust 2016-GS4 3 .828 11/10/49 971,241
642,000 GS Mortgage Securities Trust 2017-GS6 3 .869 05/10/50 575,057
500,000 GS Mortgage Securities Trust 2017-GS7 4 .236 08/10/50 457,668
500,000 (a) GS Mortgage Securities Trust 2017-GS8 4 .313 11/10/50 464,165
550,000 (a) GS Mortgage Securities Trust 2018-GS9 4 .342 03/10/51 482,541
500,000 (a) GS Mortgage Securities Trust 2020-GC45 3 .173 02/13/53 462,556
902,639 (b) HERO FUNDING 2018-1 4 .670 09/20/48 863,193
1,000,000 (b) Hertz Vehicle Financing III LLC 5 .140 05/25/32 970,130
356,487 (b) Hin Timeshare Trust 7 .580 05/15/45 358,076
1,000,000 (a),(b) Houston Galleria Mall Trust 2025-HGLR 5 .462 02/05/45 1,003,282
550,000 (a),(b) Hudson Yards 2019-30HY Mortgage Trust 3 .443 07/10/39 499,539
1,250,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2 8 .199 07/13/42 1,263,132
500,000 (a),(b) Invesco CLO 2022-3 Ltd (TSFR3M + 3.200%) 7 .057 10/22/37 500,986

Portfolio of Investments July 31, 2026
(continued)
NSCI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 623,444 (a),(b) J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-
NLP (TSFR1M + 2.416%)
6 .449% 04/15/37 $ 613,023
2,000,000 (a),(b) J.P. Morgan Mortgage Trust 2026-NQM4 6 .439 12/01/66 2,003,919
997,500 (b) Jersey Mike's Funding LLC 4 .952 02/15/56 977,698
300,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust
2020-NNN
3 .267 01/16/37 206,556
600,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust 2021-
NYAH (TSFR1M + 1.124%)
5 .275 06/15/38 581,043
3,448,431 (a),(b) JP Morgan Mortgage Trust 6 .374 05/25/56 3,465,548
1,100,000 (a) JPMBB Commercial Mortgage Securities Trust 2014-C23 4 .522 09/15/47 1,071,101
1,250,000 (a) JPMCC Commercial Mortgage Securities Trust 2017-JP6 3 .682 07/15/50 1,159,085
750,000 (a) JPMCC Commercial Mortgage Securities Trust 2017-JP7 3 .664 09/15/50 668,703
1,000,000 JPMCC Commercial Mortgage Securities Trust 2019-COR4 4 .290 03/10/52 953,521
500,000 JPMCC Commercial Mortgage Securities Trust 2019-COR4 4 .440 03/10/52 454,180
625,000 JPMDB Commercial Mortgage Securities Trust 2017-C7 3 .985 10/15/50 595,427
650,000 JPMDB Commercial Mortgage Securities Trust 2020-COR7 2 .536 05/13/53 539,838
1,500,000 (a),(b) JW Trust 2024-BERY (TSFR1M + 2.791%) 7 .154 11/15/39 1,509,412
1,000,000 (b) Kinetic ABS Issuer LLC 5 .219 02/25/56 981,902
500,000 (b) Kinetic ABS Issuer LLC 7 .653 02/25/56 504,738
1,000,000 (a),(b) KSL Commercial Mortgage Trust (TSFR1M + 1.594%) 5 .270 12/15/42 1,002,764
1,500,000 (a),(b) KSL Commercial Mortgage Trust 2026-HT3 (TSFR1M + 2.750%) 6 .426 06/15/43 1,507,774
1,000,000 (b) Lightpath Fiber Issuer LLC 5 .597 03/25/56 992,746
1,000,000 (b) Lmdv Issuer Co LLC 5 .310 12/15/55 994,228
1,000,000 (b) Lmrk Issuer Co 2 LLC 5 .520 09/15/55 989,359
1,500,000 (a),(b) LOEWS Commercial Mortgage Trust 2024-MIA 5 .857 09/10/39 1,514,332
1,000,000 (a),(b) LSTR Trust (TSFR1M + 2.200%) 5 .870 12/15/40 999,636
500,000 (a),(b) Madison Park Funding LI Ltd (TSFR3M + 2.900%) 6 .784 10/19/38 500,985
500,000 (a),(b) Magnetite XXII Ltd (TSFR3M + 1.600%) 5 .353 07/15/36 499,766
975,168 (b) Maritime Partners, LLC 5 .547 11/15/65 943,983
992,644 (a),(b) MCR 2024-HF1 Mortgage Trust (TSFR1M + 2.841%) 7 .204 12/15/41 998,341
1,000,000 (b) MetroNet Infrastructure Issuer LLC 5 .400 08/20/55 999,553
750,000 (a),(b) MFT Trust 2020-ABC 3 .593 02/10/42 624,416
1,250,000 (b) Mission Lane Credit Card Master Trust 5 .690 07/15/32 1,247,079
1,268,736 (b) Morgan Stanley Capital I Trust 2015-420 7 .982 10/12/50 1,293,760
1,250,000 (a),(b) MTN Commercial Mortgage Trust 2026-LPFX 6 .348 05/15/43 1,258,595
1,170,336 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE
(TSFR1M + 1.579%)
5 .915 07/15/36 1,141,883
250,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE
(TSFR1M + 2.279%)
5 .956 07/15/36 233,562
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 36R Ltd (TSFR3M +
1.650%)
5 .379 07/20/39 501,789
500,000 (a),(b) Neuberger Berman Loan Advisers Clo 42 Ltd (TSFR3M +
2.500%)
6 .293 07/16/36 493,953
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 47 Ltd (TSFR3M +
2.800%)
7 .005 04/16/35 498,282
1,000,000 (b) NMEF Funding 2025-B LLC 5 .470 01/18/33 998,925
720,000 (a),(b) NYCT Trust 2024-3ELV (TSFR1M + 1.991%) 5 .667 08/15/29 722,385
1,100,000 (a),(b) NYCT Trust 2024-3ELV (TSFR1M + 2.840%) 6 .516 08/15/29 1,097,050
250,000 (a),(b) OBX 2025-NQM13 Trust 6 .279 05/25/65 250,675
825,000 (a),(b) OBX 2025-NQM2 Trust 6 .489 11/25/64 828,952
2,500,000 (a),(b) OBX 2026-NQM6 Trust 5 .814 04/26/66 2,472,248
500,000 (a),(b) OCP CLO 2025-40 Ltd (TSFR3M + 1.700%) 5 .594 04/16/38 501,390
500,000 (a),(b) OCP CLO 2025-44 Ltd (TSFR3M + 1.850%) 5 .625 10/24/38 501,692
500,000 (a),(b) OCP CLO 2025-45 Ltd (TSFR3M + 1.750%) 5 .503 10/15/38 502,205
500,000 (a),(b) OHA Credit Funding 10-R Ltd (TSFR3M + 1.800%) 5 .529 07/18/38 502,732
500,000 (a),(b) OHA Credit Funding 16-R Ltd (TSFR3M + 1.750%) 5 .479 10/20/38 503,025
1,742,708 (b) OHS Issuer LLC 5 .980 02/25/61 1,700,158
500,000 (a),(b) Orchard Park Clo Ltd (TSFR3M + 1.700%) 5 .429 10/20/37 500,782
1,000,000 (a),(b) PFDR Trust 2026-DLVR (TSFR1M + 2.500%) 6 .113 06/15/43 1,003,177
498,750 (b) Planet Fitness Master Issuer LLC 5 .274 12/06/55 490,033
1,000,000 (a),(b) PLYM Commercial Mortgage Trust 2026-IND (TSFR1M + 2.150%) 5 .800 03/15/43 1,005,209
1,000,000 (b) QTS Issuer ABS II LLC 5 .364 01/05/56 977,713

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 723,420 (a),(b) RCKT Mortgage Trust 2022-3 3 .180% 05/25/52 $ 467,500
410,971 (a),(b) Santander Bank Mortgage Credit-Linked Notes (SOFR30A +
4.900%)
9 .256 02/26/52 473,702
881,835 (a),(b) Sequoia Mortgage Trust 2021-9 2 .852 01/25/52 702,074
1,250,000 (a),(b) SHOPS Commercial Mortgage Trust 2026-CSTL 4 .811 05/05/39 1,230,442
1,000,000 (a),(b) SHR Trust 2024-LXRY (TSFR1M + 3.600%) 7 .276 10/15/41 1,005,196
900,000 (b) Sotheby's Artfi Master Trust 5 .540 06/20/33 897,270
1,000,000 (b) Summit Issuer LLC 5 .208 11/20/55 986,001
476,250 (b) Taco Bell Funding LLC 4 .940 11/25/48 474,206
500,000 (a),(b) Texas Debt Capital CLO 2025-I Ltd (TSFR3M + 1.550%) 5 .325 04/24/38 501,255
1,000,000 (a) UBS Commercial Mortgage Trust 2018-C8 4 .681 02/15/51 924,668
1,000,000 (b) Uniti Fiber Abs Issuer LLC 5 .177 01/20/56 981,131
314,847 (a),(b) VASA Trust 2021-VASA (TSFR1M + 1.014%) 4 .691 07/15/39 309,635
751,500 (b) VB-S1 Issuer LLC - VBTEL 3 .156 02/15/52 737,179
1,000,000 (a),(b) Verus Securitization Trust 5 .796 11/25/70 985,743
1,215,000 (a),(b) Verus Securitization Trust 2025-1 6 .512 01/25/70 1,222,213
2,000,000 (a),(b) Verus Securitization Trust 2026-6 5 .993 07/27/71 1,992,495
500,000 (a),(b) WCORE Commercial Mortgage Trust 2024-CORE (TSFR1M +
2.241%)
5 .918 11/15/41 502,200
600,000 (a) Wells Fargo Commercial Mortgage Trust 2016-C36 3 .671 11/15/59 568,305
1,000,000 (a) Wells Fargo Commercial Mortgage Trust 2016-C36 4 .073 11/15/59 856,508
1,100,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-AGLN (TSFR1M +
2.292%)
5 .968 07/15/37 1,103,505
797,125 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-AURA (TSFR1M +
2.292%)
5 .968 10/15/42 798,103
485,923 (b) Willis Engine Structured Trust IX 5 .159 12/15/50 479,670
1,750,000 (b) Affirm Master Trust 5 .180 08/15/34 1,750,801
1,000,000 (a),(b) ARDN 2025-ARCP Mortgage Trust (TSFR1M + 4.500%) 8 .176 06/15/35 1,003,406
1,000,000 (b) Avis Budget Rental Car Funding AESOP LLC 5 .210 04/20/31 995,754
750,000 (a),(b) BBCMS Trust 2018-CBM (TSFR1M + 1.488%) 6 .817 07/15/37 725,728
690,000 Benchmark 2020-B18 Mortgage Trust 2 .648 07/15/53 550,897
1,000,000 (a),(b) Benefit Street Partners Clo XXXV Ltd (TSFR3M + 5.200%) 8 .948 07/25/39 1,003,631
1,000,000 (a),(b) Birch Grove CLO 7 Ltd (TSFR3M + 1.650%) 5 .379 10/20/38 1,002,620
1,500,000 (a),(b) BX Commercial Mortgage Trust 2026-AHP (TSFR1M + 2.650%) 6 .326 06/15/43 1,505,846
1,000,000 (a),(b) BX Trust (TSFR1M + 2.100%) 5 .776 05/15/43 1,007,042
1,500,000 (a),(b) Carlyle US CLO 2026-2 Ltd (TSFR3M + 1.750%) 5 .413 04/20/39 1,504,196
1,500,000 (b) CCG Receivables Trust 2026-1 5 .700 01/17/34 1,493,621
1,000,000 (a),(b) CIFC Funding 2022-II Ltd (TSFR3M + 2.550%) 6 .279 04/19/35 982,550
2,450,000 (a),(b) Connecticut Avenue Securities Trust 2023-R04 (SOFR30A +
8.250%)
11 .866 05/25/43 2,731,627
1,000,000 CSAIL 2019-C17 Commercial Mortgage Trust 3 .480 09/15/52 879,909
1,970,000 (a) DBJPM 16-C1 Mortgage Trust 4 .195 05/10/49 1,856,780
1,000,000 (a),(b) Diameter Capital CLO 4 Ltd (TSFR3M + 1.230%) 4 .983 01/15/39 1,000,000
1,000,000 (a),(b) Diameter Capital CLO 9 Ltd (TSFR3M + 1.550%) 5 .279 04/20/38 1,002,000
2,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2026-DNA2 (SOFR30A +
2.100%)
5 .716 03/25/46 2,033,603
1,000,000 (a),(b) Goldentree Loan Management US Clo 8 Ltd (TSFR3M + 2.900%) 6 .568 10/20/34 1,001,252
1,500,000 (b) Goto Foods Funding LLC 6 .854 04/30/56 1,491,259
1,500,000 (a) GS Mortgage Securities Trust 2017-GS6 4 .322 05/10/50 1,146,542
1,166,390 (b) Hilton Grand Vacations Trust 2026-2 5 .100 03/27/45 1,161,378
2,000,000 (a),(b) Invesco US CLO 2023-4 Ltd (TSFR3M + 2.850%) 6 .579 01/18/39 1,980,932
750,000 (a),(b) Invesco US CLO 2024-3 Ltd (TSFR3M + 1.900%) 5 .629 07/20/37 757,012
750,000 (a),(b) Invesco US CLO 2024-3 Ltd (TSFR3M + 3.200%) 6 .929 07/20/37 750,140
364,403 (a),(b) J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-
NLP (TSFR1M + 1.730%)
5 .389 04/15/37 358,497
1,000,000 (a),(b) J.P. Morgan Mortgage Trust 2026-NQM3 6 .262 10/25/66 995,867
1,600,000 (a),(b) JPMBB Commercial Mortgage Securities Trust 2015-C33 4 .136 12/15/48 1,456,428
1,500,000 (a),(b),(c) KELR Trust 2026-MF (TSFR1M + 2.100%) 5 .750 08/15/43 1,503,836
1,000,000 (a),(b) KKR CLO 67 Ltd (TSFR3M + 1.700%) 5 .468 07/15/39 1,000,050
1,250,000 (a),(b) LBA Trust 2026-LBA6 (TSFR1M + 2.000%) 5 .650 07/15/43 1,252,673
1,250,000 (b) Mercury Financial Credit Card Master Trust 5 .800 06/21/32 1,242,105

Portfolio of Investments July 31, 2026
(continued)
NSCI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 1,000,000 (a),(b) Neuberger Berman Loan Advisers Clo 51 Ltd (TSFR3M +
2.800%)
6 .552% 10/23/36 $ 1,001,075
973,000 (a),(b) New Residential Mortgage Loan Trust 2026-NQM4 5 .665 02/25/66 957,827
2,000,000 (a),(b) OBX 2026-NQM7 Trust 5 .832 04/25/66 1,975,156
1,250,000 (a),(b) OCP CLO 2023-28 Ltd (TSFR3M + 1.700%) 5 .493 07/16/38 1,254,188
1,000,000 (a),(b) Ocp Clo 2024-33 Ltd (TSFR3M + 1.720%) 5 .417 07/20/39 1,002,600
1,250,000 (b) OneMain Financial Issuance Trust 2026-1 5 .400 07/14/39 1,248,955
1,250,000 (a),(b),(c) SCG Commercial Mortgage Trust 2026-MFP2 (TSFR1M +
1.900%)
5 .600 08/15/41 1,255,505
1,000,000 (b) Sierra Timeshare 2026-2 Receivables Funding LLC 5 .630 05/20/43 1,001,053
1,500,000 (b) TSC SPV Funding LLC 5 .954 05/20/56 1,491,038
500,000 (a) UBS Commercial Mortgage Trust 2018-C13 4 .956 10/15/51 452,641
750,000 (a),(b) WCORE Commercial Mortgage Trust 2024-CORE (TSFR1M +
2.940%)
6 .600 11/15/41 753,871
TOTAL SECURITIZED
(Cost $207,046,566) 206,423,330
TOTAL LONG-TERM INVESTMENTS
(Cost $208,046,566) 207,422,030
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS - 1.2%
MONEY MARKET FUNDS - 1.2%
2,547,526 State Street Institutional US Government Money Market Fund 3.619 (d) $ 2,547,526
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,547,526) 2,547,526
TOTAL INVESTMENTS - 101.3%
(Cost $210,594,092) 209,969,556
OTHER ASSETS & LIABILITIES, NET - (1.3)% (2,729,842)
NET ASSETS - 100% $ 207,239,714
CLO Collateralized Loan Obligation
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $167,453,369 or 79.8% of Total Investments.
(c) When-issued or delayed delivery security.
(d) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments July 31, 2026
NUSB
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 76.0%
CORPORATE DEBT - 61.5%
FINANCIALS - 30.6%
$ 1,000,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.100% 01/15/27 $ 1,006,260
1,000,000 Allstate Corp/The 3.280 12/15/26 996,460
1,250,000 (a) American Express Co (SOFR + 0.590%) 4.217 02/09/29 1,250,752
1,000,000 Aon North America Inc 5.125 03/01/27 1,003,515
1,500,000 Bank of America Corp 4.376 04/27/28 1,497,615
1,410,000 (a) Bank of Montreal (SOFR Compounded Index + 0.880%) 5.743 09/10/27 1,410,724
1,000,000 Bank of Montreal 4.100 12/15/27 998,643
1,000,000 (a) Bank of Montreal (SOFR Compounded Index + 0.750%) 4.427 09/22/28 1,001,617
1,000,000 (a) Canadian Imperial Bank of Commerce (SOFR + 0.800%) 4.448 09/08/28 1,002,090
1,250,000 (a) Citibank NA (SOFR + 0.595%) 4.247 06/18/29 1,250,853
1,500,000 Citigroup Inc 4.643 05/07/28 1,500,181
1,250,000 Citizens Bank NA/Providence RI 4.192 01/29/29 1,238,762
750,000 (a),(b) Corebridge Global Funding (SOFR + 0.750%) 4.406 01/07/28 749,276
1,250,000 (a),(b) Equitable America Global Funding (SOFR + 0.710%) 4.361 09/15/27 1,251,664
1,000,000 ERP Operating LP 2.850 11/01/26 996,581
1,250,000 (a) Goldman Sachs Bank USA/New York NY (SOFR Compounded
Index + 0.720%)
4.368 06/03/29 1,251,363
1,250,000
(a)
Goldman Sachs Group Inc/The (SOFR + 0.710%) 4.373 01/21/29 1,250,590
1,000,000 (a) Huntington National Bank/The (SOFR + 0.720%) 4.376 04/12/28 1,000,145
1,668,000 JPMorgan Chase & Co 6.070 10/22/27 1,673,838
1,000,000 (a) Marsh & McLennan Cos Inc (SOFR Compounded Index +
0.700%)
4.327 11/08/27 1,002,958
1,285,000 (a),(b) MassMutual Global Funding II (SOFR + 0.740%) 4.396 04/09/27 1,288,525
1,500,000 (b) Metropolitan Life Global Funding I 4.250 04/13/28 1,490,701
1,250,000 (a) Morgan Stanley Private Bank NA (SOFR + 0.770%) 5.162 07/06/28 1,252,191
1,000,000 (a) Morgan Stanley Private Bank NA (SOFR + 0.780%) 4.411 11/17/28 1,003,160
1,250,000 (a),(b) National Australia Bank Ltd (SOFR + 0.530%) 4.168 12/13/28 1,251,138
1,250,000 (a) National Bank of Canada (SOFR + 0.770%) 4.432 01/20/29 1,252,323
995,000 (a),(b) New York Life Global Funding (SOFR + 0.670%) 4.325 04/02/27 997,288
1,250,000 (a) PNC Financial Services Group Inc/The (SOFR + 0.620%) 4.286 01/26/29 1,248,979
1,250,000 (a),(b) Principal Life Global Funding II (SOFR + 0.810%) 4.442 08/18/28 1,252,984
1,250,000 Regions Bank/Birmingham AL 4.755 07/27/29 1,247,655
1,250,000 RenaissanceRe Finance Inc 3.450 07/01/27 1,239,137
1,000,000 (a) Royal Bank of Canada (SOFR + 0.700%) 4.367 11/03/28 1,000,901
1,000,000 (a) State Street Corp (SOFR + 0.640%) 4.305 10/22/27 1,002,908
1,000,000 Sumisho Air Lease Corp 3.625 04/01/27 993,317
1,000,000 (a) Toronto-Dominion Bank/The (SOFR + 0.620%) 4.272 12/17/26 1,001,319
1,250,000 Toronto-Dominion Bank/The 3.913 01/13/28 1,237,375
1,250,000 (a) Truist Bank (SOFR + 0.770%) 4.436 07/24/28 1,251,267
750,000 UBS AG/Stamford CT 4.864 01/10/28 751,108
1,250,000 (a) UBS AG/Stamford CT (SOFR + 0.810%) 4.462 03/16/29 1,253,871
1,000,000 Ventas Realty LP 3.850 04/01/27 996,331
1,500,000 (a) Wells Fargo & Co (SOFR + 0.720%) 4.356 05/20/29 1,500,780
TOTAL FINANCIALS 47,847,145
INDUSTRIAL - 26.2%
1,250,000 (a) AbbVie Inc (SOFR Compounded Index + 0.480%) 4.128 03/03/28 1,251,457
1,250,000 (a) Accenture Capital Inc (SOFR Compounded Index + 0.700%) 4.356 07/10/29 1,250,810
1,500,000 (a) Amazon.com Inc (SOFR + 0.590%) 4.241 03/13/29 1,503,828
810,000 (a) American Honda Finance Corp (SOFR Compounded Index +
0.720%)
4.386 10/05/26 810,488
1,250,000 American Tower Corp 1.500 01/31/28 1,192,942
1,500,000 AT&T Inc 4.100 02/15/28 1,486,373
1,250,000 Augusta SpinCo Corp 4.321 09/23/27 1,245,972
1,000,000 BAT Capital Corp 3.557 08/15/27 990,207
1,000,000 Carrier Global Corp 2.493 02/15/27 990,048
1,410,000 (a) Caterpillar Financial Services Corp (SOFR + 0.690%) 4.352 10/16/26 1,411,449
720,000 (a) Caterpillar Financial Services Corp (SOFR + 0.520%) 4.151 05/14/27 721,231
1,250,000 (a) Eli Lilly & Co (SOFR Compounded Index + 0.350%) 3.986 05/20/28 1,252,312
1,250,000 Equinix Inc 2.900 11/18/26 1,244,800

Portfolio of Investments July 31, 2026
(continued)
NUSB

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,250,000 Gilead Sciences Inc 2.950% 03/01/27 $ 1,240,420
1,250,000 Haleon US Capital LLC 3.375 03/24/27 1,241,536
1,250,000 (b) Honeywell Aerospace Inc 3.900 03/16/28 1,235,759
1,250,000 Howmet Aerospace Inc 3.750 03/03/28 1,233,680
1,000,000 (a) John Deere Capital Corp (SOFR + 0.500%) 4.148 03/06/28 1,001,472
1,250,000 (a) Keurig Dr Pepper Inc (SOFR + 0.580%) 4.211 11/15/26 1,250,273
1,250,000 Kroger Co/The 2.650 10/15/26 1,246,005
1,000,000 L3Harris Technologies Inc 3.850 12/15/26 998,150
1,000,000 (b) Mars Inc 4.450 03/01/27 1,001,906
1,250,000 McDonald's Corp 3.500 03/01/27 1,244,619
1,000,000 O'Reilly Automotive Inc 5.750 11/20/26 1,003,058
1,000,000 Otis Worldwide Corp 2.293 04/05/27 986,135
1,750,000 (a) Pfizer Inc (SOFR + 0.500%) 4.131 11/15/27 1,754,570
1,250,000 Philip Morris International Inc 4.750 02/12/27 1,253,361
1,000,000 (a) Philip Morris International Inc (SOFR + 0.660%) 4.326 10/27/28 1,001,753
1,250,000 Roper Technologies Inc 3.800 12/15/26 1,247,682
1,000,000 RTX Corp 2.650 11/01/26 996,270
1,000,000 (a),(b) Siemens Funding BV (SOFR + 0.640%) 4.282 05/26/28 1,003,216
1,500,000 T-Mobile USA Inc 4.950 03/15/28 1,506,152
1,290,000 (a) Toyota Motor Credit Corp (SOFR + 0.770%) 4.397 08/07/26 1,290,082
1,000,000 (b) Volkswagen Group of America Finance LLC 4.950 03/25/27 1,002,512
1,000,000 Zimmer Biomet Holdings Inc 4.700 02/19/27 1,001,857
TOTAL INDUSTRIAL 41,092,385
UTILITY - 4.7%
325,000 DTE Electric Co 4.250 05/14/27 324,872
1,250,000 Duke Energy Progress LLC 4.350 03/06/27 1,250,460
1,250,000 (a) National Rural Utilities Cooperative Finance Corp (SOFR
Compounded Index + 0.430%)
4.057 08/09/27 1,250,765
1,275,000 (a) National Rural Utilities Cooperative Finance Corp (SOFR +
0.820%)
4.472 09/16/27 1,281,203
1,000,000 NextEra Energy Capital Holdings Inc 4.685 09/01/27 1,001,592
1,000,000 Oncor Electric Delivery Co LLC 4.500 03/20/27 1,001,174
1,250,000 WEC Energy Group Inc 4.750 01/15/28 1,252,727
TOTAL UTILITY 7,362,793
TOTAL CORPORATE DEBT
(Cost $96,324,929) 96,302,323
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 14.5%
1,471,565 BANK 2017-BNK7 3.175 09/15/60 1,450,544
198,287 BANK 2022-BNK39 1.744 02/15/55 197,036
1,050,000 (a),(b) BX Commercial Mortgage Trust 2021-21M (TSFR1M + 1.092%) 4.768 10/15/36 1,050,059
1,000,000 Carmax Auto Owner Trust 2026-3 4.360 10/15/29 999,827
1,134,320 CNH Equipment Trust 3.820 06/15/29 1,131,507
300,131 CSAIL 2016-C7 Commercial Mortgage Trust 3.502 11/15/49 299,270
195,556 DBJPM 2017-C6 Mortgage Trust 3.121 06/10/50 194,695
1,292,949 DBJPM 2017-C6 Mortgage Trust 3.328 06/10/50 1,276,613
300,000 (a),(b) DBSG 2024-ALTA Mortgage Trust 5.946 06/10/37 301,274
1,191,790 (a),(b) EQUS 2021-EQAZ Mortgage Trust (TSFR1M + 1.019%) 4.696 10/15/38 1,191,780
1,000,000 GM Financial Consumer Automobile Receivables Trust 2026-2 4.050 05/16/29 997,892
1,245,655 (b) Hyundai Auto Lease Securitizat 3.850 05/15/28 1,242,518
977,614 (b) Hyundai Auto Lease Securitization Trust 2025-C 4.370 01/18/28 978,279
204,622 Hyundai Auto Receivables Trust 2025-A 4.330 12/15/27 204,684
1,000,000 John Deere Owner Trust 2026 3.850 12/15/28 996,734
727,882 (b) Kubota Credit Owner Trust 2025-2 4.480 04/17/28 728,920
11,313 Morgan Stanley Capital I Trust 2016-UBS12 3.436 12/15/49 11,287
1,170,000 (a),(b) PFS Financing Corp (SOFR30A + 0.700%) 4.325 04/15/30 1,173,354
311,551 (b) Porsche Financial Auto Securit 3.910 03/22/29 311,476
1,200,000 Porsche Innovative Lease Owner Trust 2026-1 4.100 10/20/28 1,198,514
899,489 (a),(b) SMR 2022-IND Mortgage Trust (TSFR1M + 1.650%) 5.326 02/15/39 899,589
787,295 (b) SOFI CONSUMER LOAN PROGRAM TRU 4.060 12/26/35 785,072

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 902,993 Toyota Auto Receivables 2025-D Owner Trust 3.890% 08/15/28 $ 902,260
1,000,000 Toyota Auto Receivables 2026-B Owner Trust 4.040 02/15/29 998,349
939,883 (b) Toyota Lease Owner Trust 2025-B 3.910 05/22/28 938,185
8,576 UBS Commercial Mortgage Trust 2017-C4 3.366 10/15/50 8,549
924,982 (b) Volvo Financial Equipment LLC 3.960 06/15/28 924,013
478,231 Wells Fargo Commercial Mortgage Trust 2017-C39 3.157 09/15/50 472,148
452,534 (a) World Omni Auto Receivables Trust 2025-B (SOFR30A + 0.470%) 4.095 08/15/28 452,712
469,160 World Omni Auto Receivables Trust 2025-C 4.190 10/16/28 469,361
TOTAL SECURITIZED
(Cost $22,795,722) 22,786,501
TOTAL LONG-TERM INVESTMENTS
(Cost $119,120,651) 119,088,824
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 23.4%
CERTIFICATE OF DEPOSIT - 0.8%
1,250,000 (a) Westpac Banking Corp/NY (SOFR + 0.300%) 3.950 10/06/26 1,250,444
TOTAL CERTIFICATE OF DEPOSIT
(Cost $1,250,022) 1,250,444
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL PAPER - 20.3%
3,000,000 (c) Atlantic Asset Securitization LLC 0.000 10/14/26 2,976,031
500,000 (c) Banco Santander SA 0.000 11/06/26 494,700
1,000,000 (b) Banco Santander SA 0.000 02/18/27 976,998
1,500,000 (b) Barton Capital SA 0.000 08/28/26 1,495,599
1,250,000 (c) Cabot Trail Funding LLC 0.000 10/26/26 1,238,358
1,500,000 (b) Cabot Trail Funding LLC 0.000 11/19/26 1,481,902
1,162,000 (c) Danske Bank A/S 0.000 03/19/27 1,131,519
1,500,000 (b) Duke Energy Corp 0.000 09/02/26 1,494,684
1,692,000 (b) Globe Life Inc 0.000 10/23/26 1,676,208
775,000 (b) Gotham Funding Corp 0.000 01/04/27 761,405
650,000 (b) GTA Funding LLC 0.000 08/07/26 649,530
1,050,000 (c) Liberty Street Funding LLC 0.000 08/10/26 1,048,920
1,115,000 (c) MetLife Short Term Funding LLC 0.000 01/25/27 1,093,102
1,500,000 (b) MetLife Short Term Funding LLC 0.000 01/08/27 1,473,241
1,300,000 MUFG Bank Ltd/New York NY 0.000 01/19/27 1,275,061
1,500,000 (c) National Bank of Canada 0.000 02/01/27 1,469,192
1,150,000 (c) Old Line Funding LLC 0.000 01/21/27 1,127,567
1,250,000 (c) Old Line Funding LLC 0.000 10/06/26 1,241,081
380,000 (c) Pure Grove Funding 0.000 09/10/26 378,361
500,000 (c) Pure Grove Funding 0.000 02/02/27 489,498
1,500,000 (c) Starbird Funding Corporation 0.000 12/22/26 1,475,892
1,250,000 (b) Sumitomo Mitsui Trust NY 0.000 08/12/26 1,248,482
1,750,000 (b),(c) Swedbank AB 0.000 12/07/26 1,725,555
2,000,000 Verizon Communications Inc 0.000 08/28/26 1,993,843
1,500,000 (c) Westpac Banking Corp 3.925 01/28/27 1,469,697
TOTAL COMMERCIAL PAPER
(Cost $31,895,809) 31,886,426
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 0.3%
387,699 (a),(b) BX Trust 2021-BXMF (TSFR1M + 0.750%) 4.426 10/15/26 387,596
TOTAL SECURITIZED
(Cost $387,725) 387,596

Portfolio of Investments July 31, 2026
(continued)
NUSB

See Notes to Financial Statements
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 2.0%
$ 3,190,000 (d) United States Treasury Bill 0.000% 03/18/27 $ 3,114,469
TOTAL U.S. TREASURY
(Cost $3,118,509) 3,114,469
TOTAL SHORT-TERM INVESTMENTS
(Cost $36,652,065) 36,638,935
TOTAL INVESTMENTS - 99.4%
(Cost $155,772,716) 155,727,759
OTHER ASSETS & LIABILITIES, NET - 0.6% 882,337
NET ASSETS - 100% $ 156,610,096
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $36,420,688 or 23.4% of Total Investments.
(c) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 2-Year Note 34 9/26 $ 7,015,772 $ 6,990,719 $ (25,053)

Statement of Assets and Liabilities
See Notes to Financial Statements

July 31, 2026 NCLO NCPB NUAG NUSA NUHY
ASSETS
Long-term investments, at value
†‡
$ 151,041,553 $ 54,133,759 $ 94,970,209 $ 34,102,665 $ 108,163,258
Short-term investments, at value
◊
174,292 — — — —
Investments purchased with collateral from securities lending, at value
(cost approximates value) — — 301,537 — 1,866,559
Cash 10,000 624,731 607,319 110,738 290,641
Segregated cash balance with authorized participant for deposit securities — — 15,125 — —
Receivables:
Interest 430,165 546,140 904,146 313,900 2,149,708
Investments sold 2,550,127 — 460,305 342,336 6,313,631
Securities lending income — — 2,578 — 1,761
Other 622 486 2,411 739 2,132
Total assets 154,206,759 55,305,116 97,263,630 34,870,378 118,787,690
LIABILITIES
Payables:
Management fees 32,556 15,068 12,965 4,361 29,592
Collateral from securities lending — — 301,537 — 1,866,559
Collateral upon the receipt of in-kind securities from authorized participant — — 15,125 — —
Interest — — 3,907 255 86,992
Investments purchased - regular settlement 501,678 — 370,321 287,546 6,099,450
Investments purchased - when-issued/delayed-delivery settlement 1,500,000 — 148,457 24,934 —
Variation margin on futures contracts — — — — —
Accrued expenses:
Professional fees 108 40 — 24 79
Trustees fees 1,800 846 1,060 509 1,598
Other 622 458 2,411 719 2,132
Total liabilities 2,036,764 16,412 855,783 318,348 8,086,402
Net assets $ 152,169,995 $ 55,288,704 $ 96,407,847 $ 34,552,030 $ 110,701,288
Shares outstanding 6,075,000 2,250,000 4,675,000 1,500,000 5,225,000
Net asset value ("NAV") per share $ 25 .05 $ 24 .57 $ 20 .62 $ 23 .03 $ 21 .19
NET ASSETS CONSIST OF:
Paid-in capital 152,045,874 56,528,560 126,638,820 37,097,177 125,529,520
Total distributable earnings (loss) 124,121 (1,239,856) (30,230,973) (2,545,147) (14,828,232)
Net assets $ 152,169,995 $ 55,288,704 $ 96,407,847 $ 34,552,030 $ 110,701,288
Authorized shares Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01
†
   Long-term investments, cost $ 151,407,877 $ 55,073,222 $ 98,276,018 $ 34,427,680 $ 109,409,575
◊
   Short-term investments, cost $ 174,292 $ — $ — $ — $ —
‡   Includes securities loaned of $ — $ — $ 289,688 $ — $ 1,785,902

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

July 31, 2026 NUBD NHYB NPFI NSCI NUSB
ASSETS
Long-term investments, at value
†‡
$ 455,601,848 $ 1,670,649,655 $ 170,579,401 $ 207,422,030 $ 119,088,824
Short-term investments, at value
◊
751,948 11,671,120 — 2,547,526 36,638,935
Investments purchased with collateral from securities lending, at value
(cost approximates value) 1,929,766 25,016,843 936,680 — —
Cash 3,429,344 — 1,150,208 — 29,901
Receivables:
Interest 4,154,181 30,688,168 2,611,011 802,480 886,871
Investments sold 4,803,712 9,406,050 — — —
Securities lending income 970 39,513 437 1,147 —
Shares sold — 1,486,296 — — —
Other 7,048 310,879 585 284 1,097
Total assets 470,678,817 1,749,268,524 175,278,322 210,773,467 156,645,628
LIABILITIES
Cash overdraft — 542,306 — 717,763 —
Payables:
Management fees 50,052 123,195 84,824 64,055 24,030
Collateral from securities lending 1,929,766 25,016,843 936,680 — —
Interest 30,165 — — — —
Investments purchased - regular settlement 5,297,243 600,000 223,363 — —
Investments purchased - when-issued/delayed-delivery settlement 173,497 1,010,000 — 2,750,000 —
Variation margin on futures contracts — — — — 7,969
Accrued expenses:
Professional fees 334 1,098 100 7 112
Trustees fees 6,792 23,451 1,765 1,644 2,324
Other 7,048 3,219 585 284 1,097
Total liabilities 7,494,897 27,320,112 1,247,317 3,533,753 35,532
Net assets $ 463,183,920 $ 1,721,948,412 $ 174,031,005 $ 207,239,714 $ 156,610,096
Shares outstanding 21,275,000 70,125,000 6,725,000 8,225,000 6,200,000
Net asset value ("NAV") per share $ 21 .77 $ 24 .56 $ 25 .88 $ 25 .20 $ 25 .26
NET ASSETS CONSIST OF:
Paid-in capital 507,384,427 1,745,058,040 175,031,744 206,836,781 156,207,487
Total distributable earnings (loss) (44,200,507) (23,109,628) (1,000,739) 402,933 402,609
Net assets $ 463,183,920 $ 1,721,948,412 $ 174,031,005 $ 207,239,714 $ 156,610,096
Authorized shares Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01
†
   Long-term investments, cost $ 486,206,016 $ 1,694,367,543 $ 172,102,969 $ 208,046,566 $ 119,120,651
◊
   Short-term investments, cost $ 752,780 $ 11,671,566 $ — $ 2,547,526 $ 36,652,065
‡   Includes securities loaned of $ 1,862,207 $ 23,964,851 $ 914,615 $ — $ —

Statement of Operations
See Notes to Financial Statements

Year Ended July 31, 2026
NCLO NCPB NUAG NUSA NUHY
INVESTMENT INCOME
Interest 7,942,340 3,037,438 3,499,073 1,384,421 7,278,546
Securities lending income, net — — 2,548 — 33,117
Total investment income 7,942,340 3,037,438 3,501,621 1,384,421 7,311,663
EXPENSES
Management fees 331,226 171,067 126,955 50,427 322,035
Professional fees 547 211 203 106 336
Trustees fees 6,196 2,760 3,240 1,648 5,309
Total expenses 337,969 174,038 130,398 52,181 327,680
Net investment income (loss) 7,604,371 2,863,400 3,371,223 1,332,240 6,983,983
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (211,454) 197,713 (136,169) (425) 197,302
In-kind redemptions 5,146 5,890 40,967 17,208 164,746
Net realized gain (loss) (206,308) 203,603 (95,202) 16,783 362,048
Change in unrealized appreciation (depreciation) on:
Investments (340,937) (1,029,852) (1,920,989) (389,162) (2,269,451)
Net change in unrealized appreciation (depreciation) (340,937) (1,029,852) (1,920,989) (389,162) (2,269,451)
Net realized and unrealized gain (loss) (547,245) (826,249) (2,016,191) (372,379) (1,907,403)
Net increase (decrease) in net assets from
operations $ 7,057,126 $ 2,037,151 $ 1,355,032 $ 959,861 $ 5,076,580

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended July 31, 2026
NUBD NHYB
1
NPFI NSCI
1
NUSB
INVESTMENT INCOME
Dividends $ — $ — $ 11 $ — $ —
Interest 18,205,780 76,691,706 8,057,346 5,725,915 6,756,883
Securities lending income, net 11,887 158,142 1,955 — —
Tax withheld on income (946) (1,931) (2,111) — —
Total investment income 18,216,721 76,847,917 8,057,201 5,725,915 6,756,883
EXPENSES
Management fees 644,632 951,743 647,263 389,973 265,930
Professional fees 1,452 5,625 488 393 569
Trustees fees 22,493 59,717 5,239 4,229 7,639
Total expenses 668,577 1,017,085 652,990 394,595 274,138
Net investment income (loss) 17,548,144 75,830,832 7,404,211 5,331,320 6,482,745
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (1,193,079) (174,392) 156,850 31,715 86,300
In-kind redemptions (1,329,858) (878,393) 60,883 — —
Futures contracts — — — — (28,837)
Net realized gain (loss) (2,522,937) (1,052,785) 217,733 31,715 57,463
Change in unrealized appreciation (depreciation) on:
Investments (4,809,491) (23,718,334) (2,597,219) (624,536) (147,123)
Futures contracts — — — — (25,053)
Net change in unrealized appreciation (depreciation) (4,809,491) (23,718,334) (2,597,219) (624,536) (172,176)
Net realized and unrealized gain (loss) (7,332,428) (24,771,119) (2,379,486) (592,821) (114,713)
Net increase (decrease) in net assets from
operations $ 10,215,716 $ 51,059,713 $ 5,024,725 $ 4,738,499 $ 6,368,032
1 For the period September 23, 2025 (commencement of operations) through July 31, 2026.

Statement of Changes in Net Assets
See Notes to Financial Statements

NCLO NCPB
Year Ended
7/31/26
For the period
12/10/24
(commencement
of operations)
through 7/31/25
Year Ended
7/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ 7,604,371 $ 3,350,864 $ 2,863,400 $ 2,680,600
Net realized gain (loss) (206,308) (23,082) 203,603 (309,087)
Net change in unrealized appreciation (depreciation) (340,937) (25,387) (1,029,852) (476,886)
Net increase (decrease) in net assets from operations 7,057,126 3,302,395 2,037,151 1,894,627
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (7,453,170) (2,778,168) (2,952,553) (2,760,275)
Total distributions (7,453,170) (2,778,168) (2,952,553) (2,760,275)
FUND SHARE TRANSACTIONS
Subscriptions 125,256,466 103,757,038 3,127,086 19,004,830
Redemptions (74,467,271) (2,504,421) (2,504,972) (3,115,595)
Net increase (decrease) from Fund share transactions 50,789,195 101,252,617 622,114 15,889,235
Net increase (decrease) in net assets 50,393,151 101,776,844 (293,288) 15,023,587
Net assets at the beginning of period 101,776,844 – 55,581,992 40,558,405
Net assets at the end of period $ 152,169,995 $ 101,776,844 $ 55,288,704 $ 55,581,992

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
NUAG NUSA
Year Ended
7/31/26
Year Ended
7/31/25
Year Ended
7/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ 3,371,223 $ 1,971,790 $ 1,332,240 $ 1,133,263
Net realized gain (loss) (95,202) (39,477) 16,783 203,105
Net change in unrealized appreciation (depreciation) (1,920,989) 59,180 (389,162) 56,870
Net increase (decrease) in net assets from operations 1,355,032 1,991,493 959,861 1,393,238
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (3,240,870) (1,964,010) (1,311,538) (1,151,940)
Total distributions (3,240,870) (1,964,010) (1,311,538) (1,151,940)
FUND SHARE TRANSACTIONS
Subscriptions 50,255,382 31,218,134 3,493,372 9,228,744
Redemptions (10,602,972) (8,421,143) (1,168,819) (9,323,898)
Net increase (decrease) from Fund share transactions 39,652,410 22,796,991 2,324,553 (95,154)
Net increase (decrease) in net assets 37,766,572 22,824,474 1,972,876 146,144
Net assets at the beginning of period 58,641,275 35,816,801 32,579,154 32,433,010
Net assets at the end of period $ 96,407,847 $ 58,641,275 $ 34,552,030 $ 32,579,154

See Notes to Financial Statements

NUHY NUBD
Year Ended
7/31/26
Year Ended
7/31/25
Year Ended
7/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ 6,983,983 $ 5,921,948 $ 17,548,144 $ 14,838,432
Net realized gain (loss) 362,048 217,121 (2,522,937) (2,143,801)
Net change in unrealized appreciation (depreciation) (2,269,451) 1,121,409 (4,809,491) (848,681)
Net increase (decrease) in net assets from operations 5,076,580 7,260,478 10,215,716 11,845,950
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (7,054,158) (6,076,470) (17,774,428) (14,741,660)
Total distributions (7,054,158) (6,076,470) (17,774,428) (14,741,660)
FUND SHARE TRANSACTIONS
Subscriptions 23,138,439 14,948,488 107,173,124 75,648,374
Redemptions (7,471,091) (8,342,559) (38,575,608) (39,329,376)
Net increase (decrease) from Fund share transactions 15,667,348 6,605,929 68,597,516 36,318,998
Net increase (decrease) in net assets 13,689,770 7,789,937 61,038,804 33,423,288
Net assets at the beginning of period 97,011,518 89,221,581 402,145,116 368,721,828
Net assets at the end of period $ 110,701,288 $ 97,011,518 $ 463,183,920 $ 402,145,116

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
NHYB NPFI NSCI
For the period
9/23/25
(commencement
of operations)
through 7/31/26
Year Ended
7/31/26
Year Ended
7/31/25
For the period
9/23/25
(commencement
of operations)
through 7/31/26
OPERATIONS
Net investment income (loss) $ 75,830,832 $ 7,404,211 $ 2,818,645 $ 5,331,320
Net realized gain (loss) (1,052,785) 217,733 146,823 31,715
Net change in unrealized appreciation (depreciation) (23,718,334) (2,597,219) 810,951 (624,536)
Net increase (decrease) in net assets from operations 51,059,713 5,024,725 3,776,419 4,738,499
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (75,673,443) (7,032,773) (2,925,131) (4,335,566)
Total distributions (75,673,443) (7,032,773) (2,925,131) (4,335,566)
FUND SHARE TRANSACTIONS
Subscriptions 1,823,207,674 123,840,739 49,043,314 210,610,511
Redemptions (76,645,532) (4,629,846) (10,307,318) (3,773,730)
Net increase (decrease) from Fund share transactions 1,746,562,142 119,210,893 38,735,996 206,836,781
Net increase (decrease) in net assets 1,721,948,412 117,202,845 39,587,284 207,239,714
Net assets at the beginning of period – 56,828,160 17,240,876 –
Net assets at the end of period $ 1,721,948,412 $ 174,031,005 $ 56,828,160 $ 207,239,714

See Notes to Financial Statements

NUSB
Year Ended
7/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ 6,482,745 $ 6,115,609
Net realized gain (loss) 57,463 79,328
Net change in unrealized appreciation (depreciation) (172,176) 77,065
Net increase (decrease) in net assets from operations 6,368,032 6,272,002
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (6,657,598) (5,691,048)
Total distributions (6,657,598) (5,691,048)
FUND SHARE TRANSACTIONS
Subscriptions 5,056,271 139,990,999
Redemptions – (14,521,266)
Net increase (decrease) from Fund share transactions 5,056,271 125,469,733
Net increase (decrease) in net assets 4,766,705 126,050,687
Net assets at the beginning of period 151,843,391 25,792,704
Net assets at the end of period $ 156,610,096 $ 151,843,391

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NCLO
7/31/26
$ 25.13 $ 1.44 $ (0.07) $ 1.37 $ (1.45) $ — $ — $ (1.45) $ 25.05 $ 25.11
7/31/25
(d)
25.00 1.00 (0.03) 0.97 (0.84) — — (0.84) 25.13 25.13
NCPB
7/31/26
24.98 1.27 (0.37) 0.90 (1.31) — — (1.31) 24.57 24.58
7/31/25
25.35 1.28 (0.31) 0.97 (1.27) (0.07) — (1.34) 24.98 24.96
7/31/24
(f)
25.00 0.53 0.21 0.74 (0.39) — — (0.39) 25.35 25.35
NUAG
7/31/26
20.94 0.96 (0.33) 0.63 (0.95) — — (0.95) 20.62 20.64
7/31/25
21.07 0.94 (0.12) 0.82 (0.95) — — (0.95) 20.94 20.96
7/31/24
20.64 0.77 0.52 1.29 (0.86) — — (0.86) 21.07 21.09
7/31/23
22.02 0.75 (1.30) (0.55) (0.83) — — (0.83) 20.64 20.68
7/31/22
25.17 0.39 (3.01) (2.62) (0.53) — — (0.53) 22.02 22.09
NUSA
7/31/26
23.27 0.91 (0.25) 0.66 (0.90) — — (0.90) 23.03 23.06
7/31/25
23.17 0.90 0.12 1.02 (0.92) — — (0.92) 23.27 23.28
7/31/24
22.83 0.87 0.39 1.26 (0.92) — — (0.92) 23.17 23.21
7/31/23
23.48 0.56 (0.58) (0.02) (0.63) — — (0.63) 22.83 22.83
7/31/22
25.29 0.31 (1.62) (1.31) (0.50) — — (0.50) 23.48 23.52
NUHY
7/31/26
21.56 1.40 (0.34) 1.06 (1.43) — — (1.43) 21.19 21.25
7/31/25
21.24 1.36 0.35 1.71 (1.39) — — (1.39) 21.56 21.58
7/31/24
20.61 1.42 0.63 2.05 (1.42) — — (1.42) 21.24 21.28
7/31/23
21.48 1.13 (0.65) 0.48 (1.35) — — (1.35) 20.61 20.68
7/31/22
24.71 1.02 (3.04) (2.02) (1.21) — — (1.21) 21.48 21.63
(a)
Based on average shares outstanding.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.
(c)
Does not include in-kind transactions.
(d)
For the period December 10, 2024 (commencement of operations) through July 31, 2025.
(e)
Annualized.
(f)
For the period March 5, 2024 (commencement of operations) through July 31, 2024.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Market
Price
(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate
(c)
5 .61% 5 .84% $ 152,170 0 .26% 5 .77% 94%
3 .94 3 .93 101,777 0 .26
(e)
6 .29
(e)
25
3 .70 3 .76 55,289 0 .31 5 .05 66
3 .88 3 .85 55,582 0 .31 5 .13 143
2 .99 2 .99 40,558 0 .30
(e)
5 .32
(e)
34
2 .98 2 .96 96,408 0 .18 4 .54 60
4 .05 3 .98 58,641 0 .20 4 .51 47
6 .44 6 .38 35,817 0 .21 3 .76 48
( 2 .51 ) ( 2 .62 ) 33,016 0 .21 3 .58 54
( 10 .50 ) ( 10 .27 ) 165,182 0 .20 1 .65 81
2 .87 2 .92 34,552 0 .15 3 .92 44
4 .54 4 .38 32,579 0 .15 3 .90 38
5 .65 5 .81 32,433 0 .16 3 .81 37
( 0 .08 ) ( 0 .20 ) 41,089 0 .20 2 .43 78
( 5 .20 ) ( 5 .13 ) 37,566 0 .20 1 .27 77
5 .04 5 .20 110,701 0 .31 6 .54 81
8 .34 8 .26 97,012 0 .30 6 .37 49
10 .43 10 .25 89,222 0 .31 6 .87 43
2 .47 2 .07 103,043 0 .31 5 .50 44
( 8 .44 ) ( 8 .07 ) 96,652 0 .31 4 .42 56

Financial Highlights
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NUBD
7/31/26
$ 22.10 $ 0.87 $ (0.31) $ 0.56 $ (0.89) $ — $ — $ (0.89) $ 21.77 $ 21.76
7/31/25
22.21 0.82 (0.11) 0.71 (0.82) — — (0.82) 22.10 22.10
7/31/24
21.87 0.61 0.46 1.07 (0.73) — — (0.73) 22.21 22.21
7/31/23
23.36 0.54 (1.36) (0.82) (0.67) — — (0.67) 21.87 21.90
7/31/22
26.29 0.41 (2.81) (2.40) (0.53) — — (0.53) 23.36 23.40
NHYB
7/31/26
(d)
25.00 1.35 (0.60) 0.75 (1.19) — — (1.19) 24.56 24.62
NPFI
7/31/26
26.13 1.64 (0.21) 1.43 (1.67) (0.01) — (1.68) 25.88 25.91
7/31/25
25.54 1.46 0.64 2.10 (1.43) (0.08) — (1.51) 26.13 26.12
7/31/24
(f)
25.00 0.59 0.41 1.00 (0.29) — (0.17) (0.46) 25.54 25.63
NSCI
7/31/26
(d)
25.00 1.12 (0.05) 1.07 (0.87) — — (0.87) 25.20 25.22
NUSB
7/31/26
25.31 1.05 (0.02) 1.03 (1.08) — — (1.08) 25.26 25.27
7/31/25
25.16 1.14 0.08 1.22 (1.07) — — (1.07) 25.31 25.31
7/31/24
(f)
25.00 0.52 0.03 0.55 (0.39) — — (0.39) 25.16 25.16
(a)
Based on average shares outstanding.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.
(c)
Does not include in-kind transactions.
(d)
For the period September 23, 2025 (commencement of operations) through July 31, 2026.
(e)
Annualized.
(f)
For the period March 5, 2024 (commencement of operations) through July 31, 2024.

See accompanying notes to financial statements.

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Market
Price
(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate
(c)
2 .53% 2 .45% $ 463,184 0 .15% 3 .89% 15%
3 .20 3 .23 402,145 0 .15 3 .70 10
5 .03 4 .88 368,722 0 .16 2 .80 13
( 3 .47 ) ( 3 .53 ) 273,413 0 .16 2 .47 14
( 9 .24 ) ( 9 .09 ) 256,945 0 .16 1 .64 45
3 .03 3 .29 1,721,948 0 .09
(e)
6 .41
(e)
33
5 .61 5 .74 174,031 0 .56 6 .33 13
8 .48 8 .05 56,828 0 .56 5 .70 28
4 .05 4 .41 17,241 0 .55
(e)
5 .84
(e)
6
4 .32 4 .41 207,240 0 .39
(e)
5 .22
(e)
73
4 .18 4 .19 156,610 0 .18 4 .17 26
4 .94 4 .97 151,843 0 .17 4 .51 16
2 .22 2 .21 25,793 0 .17
(e)
5 .18
(e)
7

Notes to Financial Statements
1. General Information
Trust and Fund Information:
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen AA-BBB CLO ETF (NCLO), Nuveen Core Plus
Bond ETF (NCPB), Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG), Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA), Nuveen
ESG High Yield Corporate Bond ETF (NUHY), Nuveen ESG U.S. Aggregate Bond ETF (NUBD), Nuveen High Yield Corporate Bond ETF (NHYB),
Nuveen Preferred and Income ETF (NPFI), Nuveen Securitized Income ETF (NSCI) and Nuveen Ultra Short Income ETF (NUSB) (each a “Fund” and collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of NCLO, NUAG,
NUSA, NUHY, NUBD, NHYB and NSCI are listed and traded on the NYSE Arca, while shares of NCPB, NPFI and NUSB are listed and traded on the
NASDAQ Stock Market LLC. The NYSE Arca and the NASDAQ Stock Market LLC are each an “Exchange”.
Current Fiscal Period:
The end of the reporting period for the Funds is July 31, 2026, and the period covered by these Notes to Financial
Statements is the fiscal year ended July 31, 2026 while the period for NHYB and NSCI are the period September 23, 2025 (commencement of operations) through July 31, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen,
LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has
overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and if necessary, asset allocation decisions. For NUAG, NUSA, NUHY and
NUBD, the Adviser has entered into a sub-advisory agreement with Teachers Advisors, LLC (“TAL”), an affiliate of the Adviser, under which TAL managed the investment portfolios of the Funds. At the close of business on July 31, 2026, TAL merged into Nuveen Asset Management, LLC
(“NAM”). In connection with this merger, effective August 1, 2026, Nuveen Asset Management became the sub-adviser to NUAG, NUSA, NUHY and
NUBD. The Adviser and NAM are each wholly owned subsidiaries of Nuveen and, ultimately, TIAA. For NCLO, NCPB, NHYB, NPFI, NSCI and NUSB, the Adviser has entered into a sub-advisory agreement with NAM, an affiliate of the Adviser, under which NAM manages the investment portfolio of the Fund. NAM and TAL are each a “Sub-Adviser”.
Sub-Adviser Merger:
At the close of business on July 31, 2026, TAL merged into NAM. In connection with this merger, effective August 1, 2026
NAM became the sub-adviser to NUAG, NUSA, NUHY and NUBD.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of
America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply
NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the current fiscal period, the Fund's investments in non-U.S. securities were as follows:
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic
270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
NPFI Value
% of
Total Investments
Country:
United Kingdom $ 23,493,744 13.7%
Canada 23,044,496 13.4
France 16,503,103 9.6
Spain 10,032,283 5.9
Switzerland 7,229,627 4.2
Netherlands 3,055,838 1.8
Ireland 2,355,669 1.4
Finland 2,292,955 1.3
Germany 1,474,406 0.9
Other 1,405,162 0.8
Total non-U.S. Securities $90,887,283 53.0%

Notes to Financial Statements
(continued)
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Certificates of deposit and commercial paper are valued at amortized cost, which approximates market value and are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
m
NCLO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Securitized $ – $ 151,041,553 $ – $ 151,041,553
Short-Term Investments:
Money Market Funds – 174,292 – 174,292
$ – $ 151,215,845 $ – $ 151,215,845
a

NCPB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 19,254,700 $ – $ 19,254,700
Government Related – 2,045,713 – 2,045,713
Securitized – 22,451,551 – 22,451,551
U.S. Treasury – 10,381,795 – 10,381,795
$ – $ 54,133,759 $ – $ 54,133,759
a
NUAG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 29,440,904 $ – $ 29,440,904
Government Related – 8,733,334 – 8,733,334
Securitized – 29,312,452 – 29,312,452
U.S. Treasury – 27,483,519 – 27,483,519
Investments Purchased with Collateral from Securities
Lending 301,537 – – 301,537
$ 301,537 $ 94,970,209 $ – $ 95,271,746
a
NUSA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 8,093,736 $ – $ 8,093,736
Government Related – 1,913,742 – 1,913,742
Securitized – 2,238,328 – 2,238,328
U.S. Treasury – 21,856,859 – 21,856,859
$ – $ 34,102,665 $ – $ 34,102,665
a
NUHY
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 108,163,258 $ – $ 108,163,258
Investments Purchased with Collateral from Securities
Lending 1,866,559 – – 1,866,559
$ 1,866,559 $ 108,163,258 $ – $ 110,029,817
a
NUBD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 111,377,575 $ – $ 111,377,575
Government Related – 19,179,678 – 19,179,678
Securitized – 116,970,849 – 116,970,849
U.S. Treasury – 208,073,746 – 208,073,746
Investments Purchased with Collateral from Securities
Lending 1,929,766 – – 1,929,766
Short-Term Investments:
Corporate Debt – 751,948 – 751,948
$ 1,929,766 $ 456,353,796 $ – $ 458,283,562
a

Notes to Financial Statements
(continued)
4. Portfolio Securities
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund,
NHYB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 1,670,499,571 $ – $ 1,670,499,571
Government Related – 150,084 – 150,084
Investments Purchased with Collateral from Securities
Lending 25,016,843 – – 25,016,843
Short-Term Investments:
Corporate Debt – 291,536 – 291,536
Money Market Funds – 11,379,584 – 11,379,584
$ 25,016,843 $ 1,682,320,775 $ – $ 1,707,337,618
a
NPFI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 164,628,218 $ – $ 164,628,218
U.S. Government and Agency Obligations – 5,951,183 – 5,951,183
Investments Purchased with Collateral from Securities
Lending 936,680 – – 936,680
$ 936,680 $ 170,579,401 $ – $ 171,516,081
a
NSCI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 998,700 $ – $ 998,700
Securitized – 206,423,330 – 206,423,330
Short-Term Investments:
Money Market Funds – 2,547,526 – 2,547,526
$ – $ 209,969,556 $ – $ 209,969,556
a
NUSB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 96,302,323 $ – $ 96,302,323
Securitized – 22,786,501 – 22,786,501
Short-Term Investments:
Certificate of Deposit – 1,250,444 – 1,250,444
Commercial Paper – 31,886,426 – 31,886,426
Securitized – 387,596 – 387,596
U.S. Treasury – 3,114,469 – 3,114,469
$ – $ 155,727,759 $ – $ 155,727,759
a
Investments in Derivatives:
Futures Contracts* (25,053) – – (25,053)
$ (25,053) $ – $ – $ (25,053)
* Represents net unrealized appreciation (depreciation).

which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
Aggregate Value of
Securities on Loan
Fund
Fixed Income
Securities
Cash Collateral
Received*
Total Collateral
Received
NUAG 289,688 301,537 301,537
NUHY 1,785,902 1,866,559 1,866,559
NUBD 1,862,207 1,929,766 1,929,766
NHYB 23,964,851 25,016,843 25,016,843
NPFI 914,615 936,680 936,680
*May include cash and investment of cash collateral.
Purchases Sales
Fund
Non-U.S.
Government
Purchases
U.S. Government
and Agency
Obligations
Non-U.S.
Government
Sales
U.S. Government
and Agency
Obligations
NCLO $ 180,126,354 $ — $ 125,201,869 $ —
NCPB 20,841,553 20,529,867 16,040,805 20,420,818
NUAG 22,519,952 38,897,681 11,157,726 32,443,355
NUSA 5,924,445 9,601,379 5,702,736 9,186,452
NUHY 83,938,357 — 86,922,885 —
NUBD 35,927,665 88,002,523 21,015,192 45,686,165
NHYB 535,979,482 — 436,227,994 —
NPFI 138,670,028 — 14,604,643 —
NSCI 303,237,055 16,037,103 78,842,363 10,876,054
NUSB 83,057,506 2,893,067 25,429,534 4,852,724

Notes to Financial Statements
(continued)
In-kind transactions during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts:
During the current fiscal period NUSB used U.S. Treasury futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Fund
In-Kind
Purchases
In-Kind
Sales
NCLO $ 4,307,631 $ 9,675,537
NCPB — 1,463,694
NUAG 33,511,690 7,722,656
NUSA 3,055,256 1,153,194
NUHY 22,795,613 7,431,219
NUBD 68,083,925 38,438,803
NHYB 1,669,930,446 62,226,174
NPFI — 3,709,268
NSCI 2,407,733 —
NUSB — —
Fund
Average Notional
Amount of Futures
Contracts
Outstanding*
NUSB $ 3,060,607
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

As of the end of the current fiscal period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities and/or a specified amount of cash, as determined by each Fund's investment approach. Creation Units may be delivered in advance of receipt by a Fund of all or a portion of the designated portfolio securities. In these instances the Authorized Participants must deposit cash collateral in an amount equal to the sum of the (i) cash component, (ii)
all applicable fees and (iii) an amount of cash equal to a percentage of the market value of the undelivered securities, as defined in the participation agreement. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Ultra Short Income
Futures Contracts Interest rate - $ – Unrealized depreciation on futures contracts
*
$ (25,053)
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statement of Assets and
Liabilities is only the receivable or payable for variation margin on open futures contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
NUSB
Futures contracts Interest rate $ (28,837) $ (25,053)
NCLO
Year Ended
7/31/26
For the period
12/10/24
(commencement of
operations)
through 7/31/25
Shares Value Shares Value
Subscriptions 5,000,000 $125,256,466 4,150,000 $103,757,038
Redemptions (2,975,000) (74,467,271) (100,000) (2,504,421)
Net increase (decrease) 2,025,000 $50,789,195 4,050,000 $101,252,617

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to bond premium amortization adjustments, complex securities character adjustments, distribution reallocations, paydowns, and redemptions in-kind. Temporary and permanent differences have no impact on a Fund's net assets.
NCPB NUAG
Year Ended
7/31/26
Year Ended
7/31/25
Year Ended
7/31/26
Year Ended
7/31/25
Shares Value Shares Value Shares Value Shares Value
Subscriptions 125,000 $3,127,086 750,000 $19,004,830 2,375,000 $50,255,382 1,500,000 $31,218,134
Redemptions (100,000) (2,504,972) (125,000) (3,115,595) (500,000) (10,602,972) (400,000) (8,421,143)
Net increase (decrease) 25,000 $622,114 625,000 $15,889,235 1,875,000 $39,652,410 1,100,000 $22,796,991
NUSA NUHY
Year Ended
7/31/26
Year Ended
7/31/25
Year Ended
7/31/26
Year Ended
7/31/25
Shares Value Shares Value Shares Value Shares Value
Subscriptions 150,000 $3,493,372 400,000 $9,228,744 1,075,000 $23,138,439 700,000 $14,948,488
Redemptions (50,000) (1,168,819) (400,000) (9,323,898) (350,000) (7,471,091) (400,000) (8,342,559)
Net increase (decrease) 100,000 $2,324,553 – $(95,154) 725,000 $15,667,348 300,000 $6,605,929
NUBD NHYB
Year Ended
7/31/26
Year Ended
7/31/25
For the period
9/23/25
(commencement of
operations)
through 7/31/26
Shares Value Shares Value Shares Value
Subscriptions 4,800,000 $107,173,124 3,400,000 $75,648,374 73,225,000 $1,823,207,674
Redemptions (1,725,000) (38,575,608) (1,800,000) (39,329,376) (3,100,000) (76,645,532)
Net increase (decrease) 3,075,000 $68,597,516 1,600,000 $36,318,998 70,125,000 $1,746,562,142
NPFI NSCI
Year Ended
7/31/26
Year Ended
7/31/25
For the period
9/23/25
(commencement of
operations)
through 7/31/26
Shares Value Shares Value Shares Value
Subscriptions 4,725,000 $123,840,739 1,900,000 $49,043,314 8,375,000 $210,610,511
Redemptions (175,000) (4,629,846) (400,000) (10,307,318) (150,000) (3,773,730)
Net increase (decrease) 4,550,000 $119,210,893 1,500,000 $38,735,996 8,225,000 $206,836,781
NUSB
Year Ended
7/31/26
Year Ended
7/31/25
Shares Value Shares Value
Subscriptions 200,000 $5,056,271 5,550,000 $139,990,999
Redemptions – – (575,000) (14,521,266)
Net increase (decrease) 200,000 $5,056,271 4,975,000 $125,469,733

As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NCLO $ 151,611,610 $ 195,253 $ (591,018) $ (395,765)
NCPB 55,176,885 202,505 (1,245,631) (1,043,126)
NUAG 98,909,628 132,495 (3,770,377) (3,637,882)
NUSA 34,455,563 31,249 (384,147) (352,898)
NUHY 111,670,300 764,786 (2,405,269) (1,640,483)
NUBD 492,043,319 474,927 (34,234,684) (33,759,757)
NHYB 1,740,815,959 6,881,667 (40,360,008) (33,478,341)
NPFI 173,303,532 370,760 (2,158,211) (1,787,451)
NSCI 210,617,111 698,936 (1,346,491) (647,555)
NUSB 155,873,356 98,253 (268,903) (170,650)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NCLO
$ 770,896 $ — $ (395,765) $ (251,010) $ — $ — $ 124,121
NCPB
133,114 — (1,043,126) (329,844) — — (1,239,856)
NUAG
443,675 — (3,637,882) (27,036,766) — — (30,230,973)
NUSA
141,900 — (352,899) (2,334,148) — — (2,545,147)
NUHY
838,638 — (1,640,483) (14,026,387) — — (14,828,232)
NUBD
1,795,324 — (33,759,757) (12,236,074) — — (44,200,507)
NHYB
12,441,211 — (33,478,341) (2,072,498) — — (23,109,628)
NPFI
605,587 181,125 (1,787,451) — — — (1,000,739)
NSCI
1,050,488 — (647,555) — — — 402,933
NUSB
688,267 — (170,650) (115,008) — — 402,609
7/31/26
For the Period
12/10/24
(commencement of
operations)
through
7/31/25
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
NCLO $7,453,170 $– $2,778,168 $–
7/31/26 7/31/25
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
NCPB
$ 2,952,553 $ — $ 2,760,275 $ —
NUAG
3,240,870 — 1,964,010 —
NUSA
1,311,538 — 1,151,940 —
NUHY
7,054,158 — 6,076,470 —
NUBD
17,774,428 — 14,741,660 —

Notes to Financial Statements
(continued)
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
For the Period
9/23/25
(commencement of
operations)
through
7/31/26
Fund
Ordinary
Income
Long-Term
Capital Gains
NHYB $75,673,443 $–
7/31/26 7/31/25
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
NPFI
$ 7,019,088 $ 13,685 $ 2,925,131 $ —
For the Period
9/23/25
(commencement of
operations)
through
7/31/26
Fund
Ordinary
Income
Long-Term
Capital Gains
NSCI $4,335,566 $–
7/31/26 7/31/25
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
NUSB
$ 6,657,151 $ 447 $ 5,691,048 $ —
Fund
Short-Term Long-Term Total
NCLO
$ 93,153 $ 157,857 $ 251,010
NCPB
329,844 — 329,844
NUAG
1
20,569,732 6,467,034 27,036,766
NUSA
505,205 1,828,943 2,334,148
NUHY
5,041,856 8,984,531 14,026,387
NUBD
4,277,423 7,958,651 12,236,074
NHYB
2,072,498 — 2,072,498
NPFI
— — —
NSCI
— — —
NUSB
906 114,102 115,008
1
A portion of NUAG's capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.
Fund
Utilized
NCLO
$ —
NCPB
197,875
NUAG
—
NUSA
—
NUHY
—
NUBD
—
NHYB
—
NPFI
—
NSCI
—

8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Effective May 1, 2026, the annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
As of the end of the current fiscal period, the percentage of Fund shares owned by affiliates was as follows:
Fund
Utilized
NUSB
$ —
Fund Management Fee
NCLO 0.25%
NCPB 0.30
NUAG* 0.18
NUSA* 0.15
NUHY 0.30
NUBD* 0.15
NHYB 0.08
NPFI 0.55
NSCI 0.38
NUSB 0.17
* For the period August 1, 2025 through April 30, 2026.
Fund Management Fee
NUAG 0.15%
NUSA 0.14
NUBD 0.12
Underlying Fund TIAA
Nuveen Fixed
Income Funds Total
NCLO 24% 2% 26%
NCPB 62 – 62
NUAG 57 – 57
NUSA – – –
NUHY – – –
NUBD – – –
NHYB – – –
NPFI 20 42 62
NSCI – – –
NUSB – 96 96

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Fund
Net Long-Term
Capital Gains
NCLO $ —
NCPB —
NUAG —
NUSA —
NUHY —
NUBD —
NHYB —
NPFI 13,685
NSCI —
NUSB 447
Fund Percentage
NCLO
– %
NCPB
3 .0
NUAG
0 .3
NUSA
–
NUHY
0 .4
NUBD
0 .1
NHYB
0 .3
NPFI
33 .4
NSCI
–
NUSB
0 .4

Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund Percentage
NCLO
– %
NCPB
5 .0
NUAG
0 .4
NUSA
–
NUHY
1 .2
NUBD
0 .1
NHYB
0 .7
NPFI
83 .1
NSCI
–
NUSB
0 .4
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
NCLO
— % — %
NCPB
100.0 51.0
NUAG
83.8 97.5
NUSA
100.0 68.8
NUHY
73.2 100.0
NUBD
90.3 96.1
NHYB
84.7 100.0
NPFI
11.8 12.3
NSCI
89.7 100.0
NUSB
62.1 82.0
Fund Percentage
NCLO
100 .0%
NCPB
95 .8
NUAG
96 . 7
NUSA
100 .0
NUHY
100 .0
NUBD
100 .0
NHYB
99 .4
NPFI
18 .9
NSCI
99 .4

Important Tax Information
(continued)
Fund Percentage
NUSB
73 .1

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, by each Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen AA-BBB CLO ETF

Nuveen Core Plus Bond ETF

Nuveen Enhanced Yield U.S. Aggregate Bond ETF

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF

Nuveen ESG High Yield Corporate Bond ETF

Nuveen ESG U.S. Aggregate Bond ETF

Nuveen High Yield Corporate Bond ETF

Nuveen Preferred and Income ETF

Nuveen Securitized Income ETF

Nuveen Ultra Short Income ETF

(collectively, the “Funds”)

I. The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares ETF Trust (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, the Board approved the renewal of the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with (a) in the case of Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG High Yield Corporate Bond ETF and Nuveen ESG U.S. Aggregate Bond ETF, Teachers Advisors, LLC (“TAL”) (collectively, the “TAL Sub-advised Funds”); and (b) in the case of Nuveen AA-BBB CLO ETF, Nuveen Core Plus Bond ETF, Nuveen Preferred and Income ETF and Nuveen Ultra Short Income ETF, Nuveen Asset Management, LLC (“NAM”) (collectively, the “NAM Sub-advised Funds”). NAM and TAL are each, a “Sub-Adviser.” At the time of the Meeting, prior to the Restructuring (as defined below), the Nuveen fund complex consisted of the group of funds advised by NFAL (the “NFAL Funds”), including the Funds, and the group of funds advised by TAL (such funds, the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL were affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL was an indirect wholly owned subsidiary of TIAA. NAM is also an affiliate of NFAL.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement (each, an “Advisory Agreement”) with respect to each Fund covered by this report that was up for renewal. The Adviser and the Sub-Advisers are collectively, the “Fund Advisers” and each, a “Fund Adviser.” The Advisory Agreements of Nuveen High Yield Corporate Bond ETF (the “High Yield Corporate Bond Fund”) and Nuveen Securitized Income ETF (the “Securitized Income Fund”), including an Investment Management Agreement with NFAL and a Sub-Advisory Agreement with NAM on behalf of each such Fund, were not up for renewal at the Meeting, and accordingly, the renewal discussion in this Section I would not be applicable to such Funds.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. In considering the continuance of each applicable Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the applicable Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b) a review of each Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules and unitary exchange-traded fund (“ETF”) fees; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (h) a description of portfolio manager compensation; (i) certain profitability and/or financial data; (j) a summary of the investments made in 2025 by the Adviser and/or its affiliates in technology enhancements; and (k) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial

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Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each applicable Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the applicable Advisory Agreements.

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the applicable Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the applicable Advisory Agreements is set forth below.

In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the respective Investment Management Agreements on behalf of all of the Funds and the respective Sub-Advisory Agreements between NFAL and NAM (the “NAM Sub-Advisory Agreements”) on behalf of the NAM Sub-advised Funds, High Yield Corporate Bond Fund and Securitized Income Fund through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of such Advisory Agreements is set forth in Section II below.

At the May Meeting, in addition to revising the renewal schedule, management also proposed an internal restructuring (the “Restructuring”) pursuant to which TAL would be merged into NAM, anticipated to be effective on or about August 1, 2026. In connection with the Restructuring, it was proposed, in relevant part, for the Funds currently sub-advised by TAL (i.e., the TAL Sub-advised Funds), that NAM would serve as the sub-adviser to such Funds pursuant to new sub-advisory agreements with NAM on behalf of the applicable Funds (the “New Sub-Advisory Agreements”). At the May Meeting, the Board approved the New Sub-Advisory Agreements to continue through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the New Sub-Advisory Agreements is set forth in Section II below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the applicable Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and each Sub-Adviser in providing services to the applicable Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

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In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through a sub-adviser. In this regard, the Funds utilize the respective Sub-Adviser and its investment teams to manage the portfolios of the Funds subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the applicable Sub-Adviser and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters. As each Fund is an ETF, such services also include, but are not limited to, performance monitoring and assessment, evaluating tax efficiencies consistent with portfolio management, reviewing tracking error (as applicable) and analyzing secondary market dynamics.

The Board considered the division of responsibilities between the Adviser and the Sub-Advisers and considered that each Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the applicable Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the respective Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the applicable Sub-Advisory Agreements.

In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed periods, subject to certain exceptions for the Index ETFs (as defined below). The Index ETFs do not have Performance Peer Groups given their objectives. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance for each Fund with a Performance Peer Group described below (i.e., the NAM Sub-advised Funds), the Board considered each such Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group (if any) and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

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Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

With respect to the Nuveen ETFs, the Board considered that certain ETFs (the “Index ETFs”) are designed to track the performance of a specified index (the “Underlying Index”) and others are actively managed. In this regard, the Board considered that the TAL Sub-advised Funds are Index ETFs, and the NAM Sub-advised Funds are actively managed.

With respect to relative benchmark performance for the Index ETFs, the Board considered, among other things, the Index ETF’s performance in comparison to the performance of its Underlying Index, the performance of the Underlying Index compared to its base index from which it was derived over the one-, three- and five-year periods ended December 31, 2025 (or such shorter periods for funds that did not exist during those time frames) and each Index ETF’s tracking error and correlation data over various periods. However, given that the Index ETFs seek to track an Underlying Index, the Board considered the extent to which such an Index ETF tracked its Underlying Index and correlation data to be of greater relevance in assessing fund performance and, therefore, placed more emphasis on the tracking error and correlation data.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

With respect to each applicable Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1. Fees and Expenses

With respect to the applicable Funds, as part of the annual review, the Board Members considered, among other things, the management fee schedules agreed to by the Adviser for the respective Fund. In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, each applicable Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). The Funds pay a unitary fee and therefore, the Board reviewed, among other things, the unitary fee compared to the contractual and actual management fees of the respective Expense Group and Expense Universe. In addition, the Board reviewed each applicable Fund’s net total expense ratio compared to the net total expense ratio of the respective Expense Group and Expense Universe. In its review of such comparative fee and expense data, the Board considered, among other things, a fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.

The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

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With respect to the Sub-Advisers, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to each Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Board considered that each Fund pays the Adviser a single, all-inclusive (or unitary) management fee for providing or paying for all services necessary for the management and operation of the Fund, subject to certain exceptions. Given the Adviser pays the respective Fund’s expenses subject to certain exceptions under the unitary management fee arrangement, the Board considered the expense ratios were the more relevant comparative data point. The Board further considered the expenses of each Fund paid by the Adviser for the 2025 calendar year. The Board considered that the unitary fee structure is beneficial to Fund shareholders because it discloses to shareholders the costs of owning Fund shares, shifts the risk to the Adviser of increased costs of operating such Funds and provides a direct incentive to minimize administrative inefficiencies.

Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each applicable Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. The Board, however, considered that there were no comparable clients for the Nuveen ETFs. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.

With respect to the Sub-Advisers, the Board further considered that each Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.

The Board concluded that the varying levels of fees were reasonable given the foregoing.

3. Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

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Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or a Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Funds’ advisory fee schedule. As noted above, the Board considered that the Funds pay a unitary fee and as a result, any reduction in fixed costs associated with the management of the Funds would benefit the Adviser. However, the Board Members considered that the unitary fee schedule provides shareholders with a level of certainty of the expenses of the Nuveen ETFs. The Board Members considered that the unitary fees generally provide inherent economies of scale because the Nuveen ETF would maintain a relatively fixed fee over the annual contract period even if the particular fund’s assets declined and/or operating costs rose.

In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated.

In addition, the Board Members considered that the Adviser and the Sub-Advisers may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the applicable Funds were reasonable in light of the services provided.

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F. Additional Fund-Specific Factors

For each applicable Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen AA-BBB CLO ETF

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Second Quartile	N/A	N/A
Performance Benchmark	Underperformed	N/A	N/A

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	Second Quartile
Net Total Expense Ratio	Third Quartile	Second Quartile

••In considering performance, the Board considered, among other things, that the Performance Peer Group was classified as low for relevancy.

Nuveen Core Plus Bond ETF

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Second Quartile	N/A	N/A
Performance Benchmark	Outperformed	N/A	N/A

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	Second Quartile
Net Total Expense Ratio	Second Quartile	Second Quartile

Nuveen Enhanced Yield U.S. Aggregate Bond ETF

Relative Net Performance

••The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Underlying Index as well as its tracking error compared to its Underlying Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective as an Index ETF, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	Fourth Quartile	Fourth Quartile

••In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, that the contractual management fee was reduced last year, and management has agreed to reduce further the Fund’s unitary fee by 3 basis points.

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF

Relative Net Performance

••The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Underlying Index as well as its tracking error compared to its Underlying Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective as an Index ETF, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Third Quartile	Third Quartile
Net Total Expense Ratio	Fourth Quartile	Fourth Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, that management agreed to reduce the Fund’s unitary fee by 1 basis point.

Nuveen ESG High Yield Corporate Bond ETF

Relative Net Performance

••The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Underlying Index as well as its tracking error compared to its Underlying Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective as an Index ETF, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	Second Quartile
Net Total Expense Ratio	Second Quartile	Second Quartile

8

Nuveen ESG U.S. Aggregate Bond ETF

Relative Net Performance

••The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Underlying Index as well as its tracking error compared to its Underlying Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective as an Index ETF, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Third Quartile	Fourth Quartile
Net Total Expense Ratio	Third Quartile	Fourth Quartile

••In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, that management agreed to reduce the Fund’s unitary fee by 3 basis points.

Nuveen Preferred and Income ETF

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Second Quartile	N/A	N/A
Performance Benchmark	Underperformed	N/A	N/A

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	Second Quartile	First Quartile

Nuveen Ultra Short Income ETF

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	N/A	N/A
Performance Benchmark	Outperformed	N/A	N/A

9

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	Second Quartile
Net Total Expense Ratio	Second Quartile	Second Quartile

G. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. With respect to each applicable Fund, the Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to the Fund and that the Advisory Agreements be renewed for an additional one-year period.

II. Subsequent Approvals of Advisory Agreements

As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed to reset the annual review schedule for the advisory and sub-advisory agreements of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline. In addition to the new review schedule, management also proposed the internal Restructuring pursuant to which TAL would be merged into NAM. In conjunction with the Restructuring, it was proposed that NFAL would become investment adviser to the TC Funds and NAM would become sub-adviser to the TC Funds as well as other existing funds currently sub-advised by TAL, including the TAL Sub-advised Funds.

At its May Meeting, the Board approved the Investment Management Agreements on behalf of all of the Funds, with certain minor changes as appropriate to reflect the Restructuring, and the NAM Sub-Advisory Agreements on behalf of the NAM Sub-advised Funds, High Yield Corporate Bond Fund and Securitized Income Fund, in each case to continue through July 31, 2027. In addition, the Board approved the New Sub-Advisory Agreements with NAM on behalf of the TAL Sub-advised Funds to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Investment Management Agreements and NAM Sub-Advisory Agreements and the Restructuring, and the impact of the Restructuring on the provision of services and the related New Sub-Advisory Agreements.

In their review, the Board Members considered that they had recently completed their annual review of Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Investment Management Agreements and the NAM Sub-Advisory Agreements and approval of the New Sub-Advisory Agreements on behalf of the applicable Funds. Similarly, with respect to the High Yield Corporate Bond Fund and the Securitized Income Fund, the Board recently approved the applicable Advisory Agreements at a meeting of the Board held on August 4-6, 2025. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser, TAL and NAM and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of Advisory Agreements at the Meeting remained unchanged in all material respects. Further, with respect to the continuance of the Investment Management Agreements and NAM Sub-Advisory Agreements, the Board considered the terms of such agreements with certain minor changes as appropriate to reflect the Restructuring.

The Board Members also received materials which, among other things, outlined the Restructuring, any anticipated changes in the services provided to the Nuveen funds, any anticipated changes to the fees charged to the Funds under the current Advisory Agreements, any benefits to the Nuveen funds and Adviser as a result of the Restructuring, any material conflicts of interest that may arise for the Adviser as a result of the Restructuring, the terms of the New Sub-Advisory Agreements and any costs associated with the Restructuring.

In evaluating the services to be provided following the Restructuring, the Board considered that the Restructuring was not anticipated to result in (a) any changes to the services provided to the Funds; (b) any changes to the personnel who provide portfolio management services to the Funds; (c) any changes to the investment philosophy, strategies, process or guidelines of the Funds; (d) any changes to the investment, analyst, trading, operational, administrative, legal or compliance resources currently being used with respect to the Funds; (e) any adverse changes to the nature, level or quality of actual investment advisory and other services provided to the Funds under the current agreements; or (f) any changes to the fees charged to the Funds under the current agreements. The Board further considered that there were no anticipated changes to the senior leadership responsible for the overseeing and providing of advisory and/or sub-advisory services to the Funds previously sub-advised by TAL. The Board considered that there is no anticipated change to the personnel providing services to the Funds as the compliance, operational and portfolio management teams of Nuveen were already consolidated in all material respects with respect to the management of the funds whether a fund was advised by TAL or NFAL. After consideration of the foregoing, the Board Members considered that there would be no diminution of the nature, quality or extent of services provided to the Funds. The Board also considered the terms of the New Sub-Advisory Agreements and the fees paid thereunder to NAM. The Board considered that the fee rates would not change under the New Sub-Advisory Agreements and that NFAL would be responsible to pay NAM as the sub-adviser to the applicable Funds under the respective New Sub-Advisory Agreement.

10

In addition, the Board considered the various benefits that the funds may derive from the Restructuring, including from enhanced operational efficiencies and streamlined processes, and a simplified and more transparent advisory relationship pursuant to which the funds would work with a single advisory entity helping to make oversight and governance more efficient. The Board considered that the Adviser and its affiliates may also benefit through more operational efficiencies and reduced redundancies and the consolidation of certain services and systems which may lead to cost savings. Other than the benefits noted, the Board considered that management does not believe there are any material conflicts of interest that may arise for Nuveen with respect to the funds as a result of the Restructuring. The Board considered that the costs of the Restructuring would be borne by Nuveen.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Investment Management Agreement and NAM Sub-Advisory Agreement were reasonable, that the fees of each of the Adviser and Sub-Adviser (i.e., NAM) were reasonable in light of the services provided to each applicable Fund and that each of the foregoing be renewed for an additional one-year period through July 31, 2027. Similarly, the Board Members concluded that the terms of each New Sub-Advisory Agreement were reasonable, that the fees of the Sub-Adviser (i.e., NAM) were reasonable in light of the services provided to the applicable Fund and that the New Sub-Advisory Agreements be approved for a one-year period through July 31, 2027.

11

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nushares ETF Trust

Date: October 6, 2026	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 6, 2026	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer
(principal executive officer)

Date: October 6, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)